UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21784

Name of Fund:	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800)
882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Energy and Resources Trust (BGR)
BlackRock Enhanced Capital and Income Fund, Inc. (CII)
BlackRock Enhanced Equity Dividend Trust (BDJ)
BlackRock Enhanced Global Dividend Trust (BOE)
BlackRock Enhanced International Dividend Trust (BGY)
BlackRock Health Sciences Term Trust (BMEZ)
BlackRock Health Sciences Trust (BME)
BlackRock Innovation and Growth Term Trust (BIGZ)
BlackRock Resources & Commodities Strategy Trust (BCX)
BlackRock Science and Technology Term Trust (BSTZ)
BlackRock Science and Technology Trust (BST)
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Energy and Resources Trust
’
s (BGR), BlackRock Enhanced Capital and Income Fund, Inc.’s (CII), BlackRock Enhanced Equity Dividend Trust’s (BDJ), BlackRock
Enhanced Global Dividend Trust’s (BOE), BlackRock Enhanced International Dividend Trust’s (BGY), BlackRock Health Sciences Term Trust
’
s (BMEZ), BlackRock Health
Sciences Trust’s (BME), BlackRock Innovation and Growth Term Trust
’
s (BIGZ), BlackRock Resources & Commodities Strategy Trust’s (BCX), BlackRock Science and
Technology Term Trust’s (BSTZ), BlackRock Science and Technology Trust
’
s (BST) and BlackRock Utilities, Infrastructure & Power Opportunities Trust’s (BUI) (collectively, the
"Trusts" or individually, a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BGR	$ 0.160290	$ —	$ —	$ 0.233910	$ 0.394200	41%	— %	— %	59%	100%
CII	0.052867	—	0.544133	—	0.597000	9	—	91	—	100
BDJ	0.259764	—	0.077436	—	0.337200	77	—	23	—	100
BOE	0.122626	—	—	0.255374	0.378000	32	—	—	68	100
BGY	0.072997	—	—	0.129803	0.202800	36	—	—	64	100
BMEZ	—	—	—	0.630230	0.630230	—	—	—	100	100
BME	0.041691	—	0.085676	1.150633	1.278000	3	—	7	90	100
BIGZ	—	—	—	0.311630	0.311630	—	—	—	100	100
BCX	0.121527	—	—	0.189273	0.310800	39	—	—	61	100
BSTZ	—	—	—	0.730380	0.730380	—	—	—	100	100
BST	—	—	1.500000	—	1.500000	—	—	100	—	100
BUI	0.184645	—	0.368348	0.173007	0.726000	25	—	51	24	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at
blackrock.com
.
Section 19(b) Disclosure
The Trusts, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees (the “Board”), each has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis:

Trust Name	Amount Per Common Share
BGR	$ 0.065700
CII	0.099500
BDJ	0.056200
BOE	0.063000
BGY	0.033800
BMEZ	0.178870
BME	0.213000
BIGZ	0.088870
BCX	0.051800
BSTZ	0.211250
BST	0.250000
BUI	0.121000
The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as
amended (the “1940 Act”).
Shareholders should not draw any conclusions about  a Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.

2024
BlackRock Semi-Annual Report to Shareholders

Supplemental Information
(unaudited) (continued)

The Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust
’
s shareholders if it deems such actions to be in the best interests of the
Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BDJ, BME, BST and BUI’s  prospectuses for a more complete description of each Trust’s risks.
Supplemental Information

Table of Contents

Option Over-Writing Strategy
Overview
In general, the goal of each of the Trusts is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue these goals primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options in an effort to generate current gains from option premiums and to enhance each Trust’s risk-adjusted return. Each Trust’s objectives cannot be achieved in all market conditions.
Each Trust primarily writes single stock covered call options and may also from time to time write single stock put options. When writing (selling) a covered call option, a Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”)
within an agreed-upon time period. The Trust receives cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trust. During the option term, the counterparty may elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust is obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trust realizes gains equal to the premiums received. Alternatively, an option may be closed out by an offsetting purchase or sale of an option prior to expiration.  The Trust realizes a capital gain from a closing purchase or sale transaction if the premium paid is less than the premium received from writing the option. The Trust realizes a capital loss from a closing purchase or sale transaction if the premium received is less than the premium paid to purchase the option.
Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by a Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty may result in a sale below the current market value and a gain or loss being realized by the Trust; and limiting the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. The premium that a Trust receives from writing a covered call option may not be sufficient to offset the potential appreciation on the underlying equity security above the strike price of the option that could have otherwise been realized by the Trust. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.
Option Over-Writing Strategy Illustration
To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option expires and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.
Each Trust intends to write covered call and other options to varying degrees depending upon market conditions. Please refer to each Trust’s Schedule of Investments and the
Notes to Financial Statements for details of written options.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts
’
investments in these
instruments, if any, are discussed in detail in the Notes to Financial Statements.

Option Over-Writing Strategy / Derivative Financial Instruments

Trust Summary
as of June 30, 2024

BlackRock Energy and Resources Trust (BGR)
Investment Objective
BlackRock Energy and Resources Trust
’
s (BGR) (the “Trust”)
investment objective is to provide total return through a combination of current income and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling)
call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BGR
Initial Offering Date	December 29, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($13.22) (a)	5.96%
Current Monthly Distribution per Common Share (b)	$0.065700
Current Annualized Distribution per Common Share (b)	$0.788400

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 13.22	$ 12.45	6.18%	$ 13.63	$ 11.87
Net Asset Value	14.88	14.13	5.31	15.68	13.48
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	8.56%	15.81%	9.33%	0.63%
Trust at Market Price (a)(b)	9.46	16.74	8.79	0.32
MSCI World Energy Call Overwrite Index (c)	7.53	16.21	6.86	N/A
MSCI World Energy Index (d)	8.29	15.56	9.02	1.52

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI World Energy Index with a 33% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that is designed to capture the large- and mid-cap segments across developed markets countries. All securities in the index are classified in the energy sector as per the Global
Industry Classification Standard.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Energy stocks performed well during the reporting period, reflecting strength in oil prices and a broader rally in the equity market.
Holdings in integrated energy and midstream companies contributed to performance, as sticky inflation, geopolitical risk, and higher oil prices served as tailwinds for these sectors. Exxon Mobil Corp., a U.S.-based integrated energy firm, was the largest contributor at the individual stock level. The company reported strong earnings, and it completed its strategic acquisition of Pioneer Resources. Shell PLC, a European-based integrated energy company that benefited from higher oil prices and its divestment of less profitable projects, also contributed to performance.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. Given the strength in energy stocks, this strategy detracted from results during the reporting period.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Energy and Resources Trust (BGR)
Schlumberger Ltd., a U.S.-based oilfield services company, detracted from performance. Major  oil producers focused on acquiring assets and buying back shares, leading to a reduction in capital spending. Total Energies SE, a French-based integrated energy firm, also detracted. The company reported weaker-than-expected earnings, citing the impact of lower gasoline prices on its refining margins.
The Trust
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust
’
s investment strategy.
Describe recent portfolio activity.
The Trust rotated its positioning in the integrated oil and gas and exploration and production industries by shifting assets from European companies to U.S.-based companies.
It also increased its allocation to midstream energy.
Describe portfolio positioning at period end.
As the end of the period, 50.2% of the portfolio was invested in integrated oil and gas, 21.9% in exploration and production industry, 13.2% in distribution, 7.2% in refining and marketing, 6.9% in oilfield services, and 0.7% in cash.
As of June 30, 2024, the Trust had in place an option overwriting program whereby 32.4% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 3.4% out of the money) and for maturities averaging 51 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Exxon Mobil Corp.	19.9%
Shell PLC	10.7
Chevron Corp.	7.5
BP PLC	6.0
ConocoPhillips	5.4
TotalEnergies SE	4.2
Canadian Natural Resources Ltd.	4.1
Hess Corp.	4.0
Marathon Petroleum Corp.	3.6
Cheniere Energy, Inc.	3.2

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Oil, Gas & Consumable Fuels	93.1%
Energy Equipment & Services	6.9

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Enhanced Capital and Income Fund, Inc. (CII)
Investment Objective
BlackRock Enhanced Capital and Income Fund, Inc.
’
s (CII) (the “Trust”)
investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing in a portfolio of equity securities of U.S. and foreign issuers. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust also seeks to achieve its investment objective by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	CII
Initial Offering Date	April 30, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($19.99) (a)	5.97%
Current Monthly Distribution per Common Share (b)	$0.099500
Current Annualized Distribution per Common Share (b)	$1.194000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 19.99	$ 19.00	5.21%	$ 19.99	$ 18.30
Net Asset Value	21.28	19.81	7.42	21.37	19.57
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	10.77%	18.14%	12.81%	10.81%
Trust at Market Price (a)(b)	8.49	14.99	12.70	10.89
MSCI USA Call Overwrite Index (c)	12.14	18.49	11.04	N/A
Russell 1000 ® Index (d)	14.24	23.88	14.61	12.51

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI USA Index with a 55% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest
securities based on a combination of their market capitalization and current index membership. The Russell 1000
®
Index represents approximately 93% of the U.S. market.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
The largest contributor to the Trust’s relative performance was security selection in the financials sector, specifically within the capital markets industry. Selection in the consumer discretionary sector also proved beneficial, most notably the decision to not invest in automobiles. An underweight allocation to the real estate sector and stock selection in materials also modestly boosted relative performance.
Investment decisions in information technology weighed on relative return, specifically in semiconductors and semiconductor equipment. Stock selection in the consumer staples sector, specifically in the consumer staples distribution and retail industry, also detracted. Finally, stock selection in energy and communication services modestly detracted.
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio
’
s holdings. The Trust
’
s options overlay strategy detracted from relative
performance for the period.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)
The Trust
’
s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust
’
s investment strategy.
Describe recent portfolio activity.
As a result of a combination of portfolio trading activity and market price changes, the Trust’s allocations to the information technology and real estate sectors increased over the period. Conversely, the Trust’s allocations to the financials and consumer staples sectors decreased.
Describe portfolio positioning at period end.
At period end, the Trust’s largest absolute allocations were to information technology, healthcare and communication services. Relative to the benchmark, the Trust’s most significant overweight exposures were in communication services, healthcare and consumer discretionary. The Trust maintained its most significant relative underweight exposures to consumer staples, industrials and information technology.
The Trust had an options overwriting program in place under which 50.5% of the underlying equities were overwritten with call options on individual stocks. These call options were typically written at levels above prevailing market prices (estimated to be 5.0% out of the money) with an average time until expiration of 49 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Microsoft Corp.	9.1%
Alphabet, Inc.	6.5
Amazon.com, Inc.	6.4
Apple, Inc.	4.3
NVIDIA Corp.	4.2
Meta Platforms, Inc.	3.6
Berkshire Hathaway, Inc.	2.6
Novo Nordisk A/S	2.5
Intercontinental Exchange, Inc.	2.3
Micron Technology, Inc.	2.2

SECTOR ALLOCATION
Sector (b)	Percent of Total Investments (a)
Information Technology	30.1%
Health Care	16.0
Communication Services	14.6
Consumer Discretionary	12.7
Financials	10.2
Industrials	5.4
Energy	3.6
Materials	3.2
Consumer Staples	2.7
Real Estate	1.5

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Enhanced Equity Dividend Trust (BDJ)
Investment Objective
BlackRock Enhanced Equity Dividend

Trust
’
s (BDJ) (the “Trust”)
primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing in common stocks that pay dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions to its shareholders. The Trust invests, under normal market conditions, at least 80% of its total assets in dividend paying equities and may invest up to 20% of its total assets in equity securities of issuers that do not pay dividends. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information

Symbol on New York Stock Exchange	BDJ
Initial Offering Date	August 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($8.17) (a)	8.25%
Current Monthly Distribution per Common Share (b)	$0.056200
Current Annualized Distribution per Common Share (b)	$0.674400

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 8.17	$ 7.69	6.24%	$ 8.32	$ 7.69
Net Asset Value	9.13	8.82	3.51	9.34	8.68
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	7.88%	13.32%	8.64%	8.21%
Trust at Market Price (a)(b)	10.72	7.36	7.94	8.03
MSCI USA Value Call Overwrite Index (c)	6.26	10.65	6.19	N/A
Russell 1000 ® Value Index (d)	6.62	13.06	9.01	8.23

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI USA Value Index with a 55% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
The largest contributor to the Trust’s relative performance was security selection in the financials sector, specifically among banks. Stock selection in industrials was another key contributor to relative performance, most notably in professional services. Selection in the consumer discretionary sector and an underweight allocation to the real estate sector also proved additive.
The largest detractor was stock selection in the consumer staples sector, specifically in the food products industry. An underweight allocation to information technology, most notably to the semiconductors and semiconductor equipment industry, also weighed on relative performance. Finally, stock selection in utilities and an underweight allocation to energy detracted.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The options overlay strategy detracted from relative performance.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Enhanced Equity Dividend Trust (BDJ)
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
As the result of a combination of portfolio trading activity and market price movements, the Trust’s allocations to the information technology and communication services sectors increased over the period. Conversely, the Trust’s allocations to the financials and consumer staples sectors decreased.
Describe portfolio positioning at period end.
At period end, the Trust’s largest absolute allocations were in financials, health care and industrials. Relative to the benchmark, the Trust’s most significant overweight exposures were in financials, health care and communication services. The most significant underweight exposures were to information technology, real estate, and consumer staples.
The Trust had in place an option overwriting program under which 48.4% of the underlying equities were overwritten with call options on individual stocks. These call options were typically written at prices above the prevailing market prices (estimated to be 5.0% out of the money) and for maturities averaging 55 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.1
American International Group, Inc.	2.6
First Citizens BancShares, Inc.	2.5
Fidelity National Information Services, Inc.	2.5
Shell PLC	2.4
Micron Technology, Inc.	2.4
L3Harris Technologies, Inc.	2.3
BP PLC	2.3
CVS Health Corp.	2.3

SECTOR ALLOCATION
Sector (b)	Percent of Total Investments (a)
Financials	25.0%
Health Care	18.4
Industrials	10.8
Energy	8.8
Information Technology	8.3
Consumer Staples	7.0
Communication Services	6.5
Consumer Discretionary	5.8
Utilities	4.9
Materials	3.0
Real Estate	1.5

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Enhanced Global Dividend Trust (BOE)
Investment Objective
BlackRock Enhanced Global Dividend

Trust
’
s (BOE) (the “Trust”)
primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies located in countries throughout the world and by employing a strategy of writing (selling) call and put options. Under normal circumstances, the Trust invests at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Trust management, in which case the Trust would invest at least 30% of its assets outside of the U.S.). The Trust may invest in securities of companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information

Symbol on New York Stock Exchange	BOE
Initial Offering Date	May 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($10.61) (a)	7.13%
Current Monthly Distribution per Common Share (b)	$0.063000
Current Annualized Distribution per Common Share (b)	$0.756000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.61	$ 9.92	6.96%	$ 10.63	$ 9.81
Net Asset Value	12.14	11.81	2.79	12.26	11.53
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	6.62%	12.92%	7.93%	5.69%
Trust at Market Price (a)(b)	10.94	13.59	7.26	5.29
MSCI ACWI Call Overwrite Index (c)	9.75	15.84	8.10	N/A
MSCI ACWI (d)	11.30	19.38	10.76	8.43

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI ACWI Index with a 45% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
An underweight to and stock selection in the information technology sector detracted from relative performance during the period. Stock selection in consumer staples and communication services also weighed on relative return.
At the individual security level, not owning NVIDIA Corp. detracted the most from relative performance. The technology giant outperformed on continued positive sentiment surrounding the surge in artificial intelligence (“AI”)-driven demand for its leading-edge chips. As the stock does not align with the Trust’s dividend criteria, the Trust strategically allocated capital to other companies that are engaged in comparable sectors, many of which also demonstrated strong performance during the period. Shares of Walmart de
Mexico fell following the decisive victory by a left-wing populist candidate in Mexico’s presidential election, raising concerns about the possibility of more extensive reforms to

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Enhanced Global Dividend Trust (BOE)
the constitution. Telus Corp. was another laggard as the Canadian telecommunications company continued to be impacted by the high interest rate environment given its substantial long-term debt as it continued to spend capital to expand its fiber network.
Stock selection in the healthcare sector led positive contributions to the Trust’s relative performance, while underweights to real estate and materials also proved additive.
Taiwan Semiconductor Manufacturing Co. Ltd. was the leading individual contributor as revenue from AI processors continued to accelerate. Strength continues to come from the company’s strategic position in AI chip manufacturing, driving both demand growth and pricing power for leading edge chips. In addition to AI-driven demand, the company also had an improving outlook across other key markets, including PCs, smartphones, autos and industrial sectors. Applied Materials Inc. reported strong financial results driven by robust demand for its semiconductor manufacturing equipment and services. The company
’
s performance was bolstered by secular growth trends including AI,
Internet of things and clean energy, which are fuelling the need for advanced chips and driving capacity expansions across the semiconductor industry. Novo Nordisk A/S continued its strong performance as the pharmaceutical company executed on its established diabetes franchise and capitalized on the weight-loss drug opportunity. The company’s R&D pipeline also continued to innovate new products that deliverd greater weight loss and additional medical benefits, further expanding the market opportunity.
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio
’
s holdings. The Trust
’
s options overlay strategy contributed positively to
relative performance. The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
During the period, the Trust reduced exposure to the financials, healthcare and industrials sectors. The Trust added exposure to communication services, consumer staples and information technology.
Describe portfolio positioning at period end.
At the end of the period, the Trust’s largest sector overweights were in industrials, consumer staples and health care. Regionally, the majority of the portfolio was listed in the
U.S., with material exposure also in Europe.
As of June 30, 2024, the Trust had in place an option overwriting program under which 45% of the underlying equities were overwritten with call options.  These call options were typically written at prices above the prevailing market prices (estimated to be 2.4% out of the money) with an average time until expiration of 50 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Microsoft Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Novo Nordisk A/S	3.2
Texas Instruments, Inc.	3.0
Apple, Inc.	3.0
AstraZeneca PLC	3.0
Nestle SA	2.9
UnitedHealth Group, Inc.	2.9
RELX PLC	2.8
Union Pacific Corp.	2.5

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments
United States	68.6%
United Kingdom	10.5
France	6.1
Taiwan	3.3
Denmark	3.2
Canada	1.8
Netherlands	1.6
Mexico	1.5
Switzerland	1.5
Singapore	1.1
Other #	0.8

(a)	Excludes short-term securities, short investments and options, if any.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Schedule of Investments for such countries/geographic regions.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Enhanced International Dividend Trust (BGY)
Investment Objective
BlackRock Enhanced International Dividend Trust
’
s (BGY) (the “Trust”)
primary investment objective is to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and by employing a strategy of writing (selling) call and put options. The Trust invests, under normal circumstances, at least 80% of its net assets in dividend-paying equity securities issued by non-U.S. companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information

Symbol on New York Stock Exchange	BGY
Initial Offering Date	May 30, 2007
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($5.58) (a)	7.27%
Current Monthly Distribution per Common Share (b)	$0.033800
Current Annualized Distribution per Common Share (b)	$0.405600

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 5.58	$ 5.27	5.88%	$ 5.58	$ 5.13
Net Asset Value	6.28	6.21	1.13	6.45	6.00
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	4.95%	8.62%	7.82%	4.50%
Trust at Market Price (a)(b)	9.89	10.71	7.46	3.91
MSCI ACWI ex USA Call Overwrite Index (c)	4.63	9.17	3.12	N/A
MSCI ACWI ex USA Index (d)	5.69	11.62	5.55	3.84

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI ACWI ex USA Index with a 45% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)	An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
Stock selection in the financials, consumer staples and consumer discretionary sectors detracted from relative performance.
Shares of B3 S.A., the Brazilian stock exchange, underperformed as the company’s quarterly profit fell 9% on weaker volumes as interest rate cut expectations moderated during the period. Shares of Walmart de Mexico declined following the decisive victory by a left-wing populist candidate in Mexico’s presidential election, raising concerns about the possibility of more extensive reforms to the constitution. Diageo plc, one of the highest quality franchises in the alcoholic beverage market, also lagged due to analyst downgrades and short-term headwinds impacting sales across several geographies. The stock appears to be fully pricing in these risks and the Trust continues to hold the position.
Stock selection in the healthcare, information technology and industrials sectors were the largest contributors to relative performance.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Enhanced International Dividend Trust (BGY)
Taiwan Semiconductor Manufacturing Co. Ltd. was the leading individual contributor as revenue from artificial intelligence (“AI”) processors continued to accelerate. Strength continued to come from the company’s strategic position in AI chip manufacturing, driving both demand growth and pricing power for leading edge chips. In addition to AI-driven demand, the company also had an improved outlook across other key markets, including PCs, smartphones, autos and industrial sectors. Novo Nordisk A/S continued its strong performance as the pharmaceutical company executed on its established diabetes franchise and capitalized on the weight-loss drug opportunity. The company’s R&D pipeline also continued to innovate new products that deliver greater weight loss and additional medical benefits, further expanding the market opportunity. Even with intensifying competition, Novo Nordisk’s leadership in production capacity and product innovation positioned the company to continue its extraordinary growth trajectory.
ASICS Corp., the global athletic footwear and apparel company, contributed to relative performance as well, reporting strong sales and profitability for fiscal year 2023.
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy contributed to relative performance for the reporting period. The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
During the period, the Trust reduced its exposure to the financials, communication services and materials sectors, while adding to information technology, industrials and consumer discretionary.
Describe portfolio positioning at period end.
At period end, the Trust’s largest sector overweights were in industrials, health care and consumer staples. Regionally, the majority of portfolio assets comprised securities listed in Europe, with particularly significant exposure in Europe excluding the United Kingdom.
As of June 30, 2024, the Trust had in place an option overwriting program under which 43% of the underlying equities were overwritten with call options.  These call options were typically written at prices above the prevailing market prices (estimated to be 2.6% out of the money) with an average time until expiration of 51 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Novo Nordisk A/S	5.4
Baker Hughes Co.	4.1
ASML Holding NV	3.9
RELX PLC	3.7
AstraZeneca PLC	3.6
LVMH Moet Hennessy Louis Vuitton SE	3.5
Assa Abloy AB	3.4
Air Liquide SA	3.4
Texas Instruments, Inc.	3.3

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments
United States	20.6%
United Kingdom	14.3
France	8.8
Germany	6.9
Netherlands	6.4
Sweden	6.2
Taiwan	6.0
Denmark	5.3
Canada	5.3
Japan	5.0
Singapore	4.3
Italy	2.8
India	2.5
Mexico	1.7
Switzerland	1.5
Brazil	1.2
Indonesia	1.2

(a)	Excludes short-term securities, short investments and options, if any.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Health Sciences Term Trust (BMEZ)
Investment Objective
BlackRock Health Sciences Term

Trust
’
s (BMEZ) (the “Trust”)
investment objective is to provide total return and income through a combination of current income, current gains and long-term capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities of companies principally engaged in the health sciences group of industries and equity derivatives with exposure to the health sciences group of industries. Equity derivatives in which the Trust invests include purchased and sold (written) call and put options on equity securities of companies in the health sciences group of industries.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BMEZ
Initial Offering Date	January 30, 2020
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($15.36) (a)	13.97%
Current Monthly Distribution per Common Share (b)	$0.178870
Current Annualized Distribution per Common Share (b)	$2.146440

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on August 1, 2024, was decreased to $0.176410 per share.  The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate.  The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 15.36	$ 14.65	4.85%	$ 16.54	$ 14.44
Net Asset Value	17.56	17.91	(1.95)	18.94	17.09
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	Since Inception (a)
Trust at NAV (b)(c)	2.07%	0.69%	4.91%
Trust at Market Price (b)(c)	9.14	2.18	1.78
MSCI Custom ACWI SMID Growth HC Call Overwrite Index (d)	(1.89)	(1.45)	(6.19)
MSCI ACWI (e)	11.30	19.38	10.08

(a)	BMEZ commenced operations on January 30, 2020.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(c)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
An index representing the Health Care sector stocks within the MSCI ACWI SMID Cap Growth Index and incorporating an option overlay component with a 25% overwrite level. The
MSCI ACWI SMID Cap Growth Index captures mid- and small-cap securities exhibiting overall growth style characteristics across certain developed and emerging markets countries.
The index commenced on March 31, 2022 and therefore the since inception return presented is for the period March 31, 2022 through the current reporting period.

(e)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, security selection in the pharmaceuticals and health care providers and services sub-sectors made the largest contributions to relative performance.
Among the Trust’s individual holdings, an out-of-benchmark position in Numab Therapeutics AG was the leading contributor to relative performance. The biotechnology company’s lead asset, an investigational antibody to treat chronic skin inflammation, was acquired by Johnson & Johnson. An overweight position in the clinical stage immuno-oncology company Merus NV, which reported positive trial results for a head and neck cancer therapy, was another leading contributor. An out-of-benchmark position in Eli Lilly & Co. also contributed positively. The pharmaceutical company continued to benefit from robust sales of its GLP-1 medications.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Health Sciences Term Trust (BMEZ)
Security selection in the biotechnology sub-sector was the largest detractor from relative performance. An overweight in the biotechnology company Immunocore Holdings
PLC, which reported trial results for its skin cancer antibody that missed expectations, was the largest detractor at the individual stock level. An overweight position in Carbon
Health, a private company, was also a key detractor. A provider of primary care services, the company experienced decreased demand for its COVID-19 testing and vaccination services. A zero weighting in Tenet Healthcare Corp. detracted, as well. The hospital manager experienced broad volume growth as medical utilization rates continued to normalize relative to the depressed levels seen during COVID-19.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. This strategy contributed to relative performance.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The Trust increased its allocation to the biotechnology sub-sector, including companies with positive near-term product catalysts. The Trust also added to its private holding in
Bright Peak Therapeutics. On the other hand, it reduced positions in select pharmaceutical stocks that appreciated.
Describe portfolio positioning at period end.
The Trust held 20 private investments, comprising 8.3% of total assets for a commitment of approximately $156 million.
The investment adviser continued to seek opportunities to harvest the illiquidity premium by taking advantage of the Trust’s closed-end structure by adding holdings in private investments as capacity increased.
At the end of the period, the Trust held 45% of net asset value in biotechnology, 32% in medical devices & supplies, 12% in health care providers & services, 7% in pharmaceuticals, and 1% outside of healthcare. These industry weightings were the result of bottom-up stock selection.
As of June 30, 2024 the Trust had in place an option overwriting program whereby 23.2% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 3.8% out of the money) and for maturities averaging 53 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Alnylam Pharmaceuticals, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.7
Intuitive Surgical, Inc.	2.5
Cencora, Inc.	2.4
Amgen, Inc.	2.3
Boston Scientific Corp.	1.9
Blueprint Medicines Corp.	1.9
BioMarin Pharmaceutical, Inc.	1.9
Cooper Cos., Inc.	1.9
Bio-Techne Corp.	1.6

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Biotechnology	46.9%
Health Care Equipment & Supplies	17.7
Life Sciences Tools & Services	15.0
Health Care Providers & Services	11.8
Pharmaceuticals	7.0
Semiconductors & Semiconductor Equipment	1.0
Other *	0.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Health Sciences Trust (BME)
Investment Objective
BlackRock Health Sciences Trust
’
s (BME) (the “Trust”)
investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BME
Initial Offering Date	March 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($40.85) (a)	6.26%
Current Monthly Distribution per Common Share (b)	$0.213000
Current Annualized Distribution per Common Share (b)	$2.556000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 40.85	$ 40.46	0.96%	$ 42.71	$ 38.45
Net Asset Value	44.20	42.18	4.79	44.68	42.06
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	8.09%	10.00%	9.19%	10.33%
Trust at Market Price (a)(b)	4.15	7.14	7.13	9.47
MSCI USA Investable Market Index Health Care Call Overwrite Index (c)	5.58	8.39	7.99	N/A
Russell 3000 ® Health Care Index (d)	7.42	10.43	10.22	10.62

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI USA IMI Health Care Index with a 33% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An unmanaged index that features companies involved in medical services or health care in the Russell 3000
®
Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, security selection in pharmaceuticals and medical devices and supplies were the largest contributors to relative performance.
An overweight position in Boston Scientific Corp. was the top contributor to performance at the individual security level. The medical device company successfully commercialized new products, including its Farapulse Pulsed Field Ablation System. Additionally, sales in its medical surgery segment continued to be supported by the normalization of procedural demand following COVID-19. Lack of positions in CVS Health Corp. was also a notable contributor to relative performance. The managed care provider missed earnings expectations due to elevated utilization rates, and it cut its full-year profit outlook on expectations that medical costs will remain high. An underweight in Johnson & Johnson also contributed positively. The healthcare giant continued to face a litigation overhang, leading to increased costs.
Security selection in the biotechnology sub-sector was the largest detractor from relative performance. An underweight position in Eli Lilly & Co. was the most notable detractor among the Trust’s individual holdings, as the company continued to benefit from strong demand for GLP-1 weight loss drugs. An overweight position in Biogen, Inc. was

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Health Sciences Trust (BME)
another detractor from performance. The biotechnology company missed earnings expectations, citing elevated generic competition for legacy products and a slower-than-expected launch of novel treatments. An overweight in the medical device company Penumbra, Inc., which was hurt by weaker demand in the international markets, was also a meaningful detractor.
The Trust made use of options, principally writing call options on individual stocks, to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The option overlay strategy contributed to results.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The investment adviser increased the Trust’s allocation to the pharmaceuticals sub-sector, adding to companies with strong product pipelines and positive near-term catalysts.
Additionally, it increased the portfolio’s weightings in the medical devices and supplies sub-sectors by adding to select bioprocessing companies on anticipation of heightened demand from pharmaceutical manufacturers. The Trust’s weighting in the health care providers and services sub-sector declined due to uncertainty around health insurance reimbursement rates.
Describe portfolio positioning at period end.
The Trust held 31% of net asset value in medical devices & supplies, 25% in biotechnology, 21% in health care providers & services, and 21% in pharmaceuticals. These industry weightings were a result of bottom-up stock selection.
As of June 30, 2024, the Trust had in place an option overwriting program whereby 35.4% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 3.3% out of the money) and for maturities averaging 52 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Eli Lilly & Co.	11.0%
UnitedHealth Group, Inc.	8.1
Boston Scientific Corp.	5.7
AbbVie, Inc.	4.1
Amgen, Inc.	3.9
Merck & Co., Inc.	3.9
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.2
Intuitive Surgical, Inc.	3.2
Elevance Health, Inc.	3.1

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Biotechnology	25.1%
Health Care Equipment & Supplies	22.8
Pharmaceuticals	21.8
Health Care Providers & Services	21.0
Life Sciences Tools & Services	9.1
Other *	0.2

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Innovation and Growth Term Trust (BIGZ)
Investment Objective
BlackRock Innovation and Growth Term

Trust
’
s (BIGZ) (the “Trust”)
investment objective is to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust will invest primarily in equity securities issued by mid- and small-capitalization companies that the Trust’s adviser believes have above-average earnings growth potential. In selecting investments for the Trust, the Trust’s adviser focuses on mid- and small-capitalization growth companies that are “innovative.” These are companies that have introduced, or are seeking to introduce, a new product or service that potentially changes the marketplace. The Trust utilizes an option writing (selling) strategy in an effort to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BIGZ
Initial Offering Date	March 29, 2021
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($7.23) (a)	14.75%
Current Monthly Distribution per Common Share (b)	$0.088870
Current Annualized Distribution per Common Share (b)	$1.066440

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on August 1, 2024, was decreased to $0.087630 per share.  The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate.  The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 7.23	$ 7.33	(1.36) %	$ 8.20	$ 7.03
Net Asset Value	8.46	9.03	(6.31)	9.36	8.42
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	Since Inception (a)
Trust at NAV (b)(c)	(2.40) %	(1.55) %	(16.05) %
Trust at Market Price (b)(c)	2.76	0.54	(20.00)
MSCI USA SMID Growth Call Overwrite Index (d)	3.97	9.27	1.77
Russell 2500™ Growth Index (e)	3.93	9.02	(1.02)

(a)	BIGZ commenced operations on March 29, 2021.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(c)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
A custom benchmark that is made up of the MSCI USA SMID Growth Index, MSCI USA SMID Growth 25% Call Overwrite Cash and MSCI USA SMID Growth 25% Call Overwrite Option.
The MSCI USA SMID Growth Index captures mid and small cap representations of securities exhibiting overall growth style characteristics in the U.S.

(e)
An index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by FTSE Russell
’
s leading style methodology.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
Although the headline equity indexes produced robust performance during the reporting period, small- to mid-sized companies lagged considerably.
Stock selection in the communication services sector was the leading contributor to relative performance, with the largest positive effects occurring in the interactive media and services category. An overweight in Pinterest, Inc. was the largest contributor in this area, followed by a zero weighting in the underperforming stock, Match Group, Inc. Zero weightings in the materials and utilities sectors also helped results.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Innovation and Growth Term Trust (BIGZ)
Security selection in the information technology sector was the largest detractor from relative performance. Most notably, an out-of-benchmark position in Snyk Limited—a cybersecurity company specializing in cloud computing—was detrimental. Selection in in the diversified consumer services industry within the consumer discretionary sector also detracted. The shortfall was primarily the result of a position in Ideal Image Development LLC. Security selection in healthcare further dampened returns, due primarily to an overweight in Repligen Corp.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy contributed to performance.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
Due to a combination of market movements and portfolio activity, the Trust’s allocations to communication services and industrials increased, while its weightings in consumer discretionary and communication services decreased. The Trust did not add any new private companies during the reporting period.
Describe portfolio positioning at period end.
The portfolio’s largest sector overweights were in the information technology and consumer discretionary sectors. Its largest underweights were in energy and materials.
 As of June 30, 2024, the Trust had in place an option overwriting program whereby 13.0% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 6.2% out of the money) and for maturities averaging 60 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Monolithic Power Systems, Inc.	3.3%
Axon Enterprise, Inc.	3.1
Pinterest, Inc.	2.9
Entegris, Inc.	2.9
Saia, Inc.	2.8
CoStar Group, Inc.	2.8
Vertiv Holdings Co.	2.7
ASM International NV	2.7
Relativity Space, Inc.	2.5
Tradeweb Markets, Inc.	2.5

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Software	18.5%
Semiconductors & Semiconductor Equipment	12.7
Capital Markets	6.8
Aerospace & Defense	5.7
IT Services	5.4
Life Sciences Tools & Services	5.3
Hotels, Restaurants & Leisure	5.2
Health Care Equipment & Supplies	4.9
Interactive Media & Services	3.7
Automobile Components	3.5
Ground Transportation	2.8
Real Estate Management & Development	2.8
Electrical Equipment	2.7
Textiles, Apparel & Luxury Goods	2.7
Entertainment	2.6
Construction & Engineering	2.2
Diversified Consumer Services	2.0
Specialty Retail	1.6
Building Products	1.6
Trading Companies & Distributors	1.5
Wireless Telecommunication Services	1.2
Food Products	1.0
Other *	3.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Resources & Commodities Strategy Trust (BCX)
Investment Objective
BlackRock Resources & Commodities Strategy Trust
’
s (BCX) (the “Trust”)
primary investment objective is to seek high current income and current gains, with a secondary objective of capital appreciation. The Trust will seek to achieve its investment objectives, under normal market conditions, by investing at least 80% of its total assets in equity securities issued by commodity or natural resources companies, derivatives with exposure to commodity or natural resources companies or investments in securities and derivatives linked to the underlying price movement of commodities or natural resources. While permitted, the Trust does not currently expect to invest in securities and derivatives linked to the underlying price movement of commodities or natural resources. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information

Symbol on New York Stock Exchange	BCX
Initial Offering Date	March 30, 2011
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($9.19) (a)	6.76%
Current Monthly Distribution per Common Share (b)	$0.051800
Current Annualized Distribution per Common Share (b)	$0.621600

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 9.19	$ 8.88	3.49%	$ 9.56	$ 8.30
Net Asset Value	10.46	10.57	(1.04)	11.01	9.72
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	2.43%	5.55%	9.43%	4.29%
Trust at Market Price (a)(b)	7.12	8.48	9.36	4.32
MSCI ACWI Select Liquidity Natural Resources Call Overwrite Index (c)	(1.52)	2.54	5.10	N/A
S&P Global Natural Resources Net Index (d)	0.04	7.16	7.66	3.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI ACWI Select Liquidity Natural Resources Index with a 33% overwrite level. The benchmark commenced on
December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that includes approximately 90 of the largest publicly-traded companies in the natural resources and commodities businesses that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Natural resources stocks posted flat returns and lagged the broader equity market in the first half of 2024, as the backdrop of high interest rates and slowing global growth weighed on the demand outlook for commodities.
Holdings in energy companies contributed to performance, as sticky inflation, geopolitical risk, and higher oil prices served as tailwinds for the sector. Exxon Mobil Corp., a
U.S.-based integrated energy firm, was the largest contributor at the individual stock level. The company reported strong earnings, and it completed its strategic acquisition of
Pioneer Resources. Shell PLC, a European-based integrated energy firm that benefited from higher oil prices and its divestment of less profitable projects, also contributed to performance.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Resources & Commodities Strategy Trust (BCX)
Positions in the metals and mining sub-sector detracted from performance as a group due to mixed economic data in China and anticipation of reduced real estate development in the country. Vale SA, a Brazil-based mining company, was a leading single-stock detractor as the concerns about China weighed on the price of iron ore. The agribusiness firm Archer Daniels Midland Co., which faced an accounting scandal and pressure on margins due to an oversupply of grain commodities, also detracted.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. This strategy contributed to results during the reporting period.
The Trust
’
s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust
’
s investment strategy.
Describe recent portfolio activity.
The Trust initiated positions in exploration and production oil and gas companies with exposure to U.S. shale, Hess Corp. and Diamondback Energy, Inc. It also added to existing holdings in two diversified mining companies, Teck Resources Ltd. and Anglo American PLC, as well as the gold miner, Barrick Gold Corp. The Trust reduced its weightings in several integrated oil and gas companies and the nitrogen fertilizer manufacturer CF Industries Holdings, Inc. It also exited its positions in Vale SA, Agco Corp., and Archer Daniels Midland Co.
Describe portfolio positioning at period end.
The portfolio had weightings of 40.3% of the portfolio was invested in the energy sector, 36.3% in mining, and 21.4% in agriculture. The remaining 0.5% was held in cash.
As of June 30, 2024, the Trust had in place an option overwriting program whereby 30.7% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 3.6% out of the money) and for maturities averaging 50 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
Shell PLC	8.7%
Exxon Mobil Corp.	6.6
BP PLC	5.2
Smurfit Kappa Group PLC	3.7
TotalEnergies SE	3.7
Wheaton Precious Metals Corp.	3.7
Rio Tinto PLC	3.6
Glencore PLC	3.5
Teck Resources Ltd.	3.5
BHP Group Ltd.	3.5

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Oil, Gas & Consumable Fuels	38.9%
Metals & Mining	36.9
Containers & Packaging	9.9
Chemicals	6.9
Food Products	3.4
Energy Equipment & Services	1.8
Paper & Forest Products	1.5
Construction Materials	0.7

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
Trust Summary

Trust Summary
as of June 30, 2024

BlackRock Science and Technology Term Trust (BSTZ)
Investment Objective
BlackRock Science and Technology Term

Trust
’
s (BSTZ) (the “Trust”)
investment objective is to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities issued by U.S. and non-U.S. science and technology companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BSTZ
Initial Offering Date	June 27, 2019
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($19.91) (a)	12.73%
Current Monthly Distribution per Common Share (b)(c)	$0.211250
Current Annualized Distribution per Common Share (c)	$2.535000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
The monthly distribution per Common Share, declared on August 1, 2024, was increased to $0.214050 per share.  The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate.  The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 19.91	$ 16.71	19.15%	$ 19.91	$ 16.36
Net Asset Value	22.82	21.43	6.49	22.97	20.38
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception (a)
Trust at NAV (b)(c)	10.66%	15.55%	11.26%	11.31%
Trust at Market Price (b)(c)	23.82	19.68	7.49	8.32
MSCI Custom ACWI SMID Growth IT Call Overwrite Index (d)	3.59	13.68	N/A	3.43
MSCI ACWI (e)	11.30	19.38	10.76	10.85

(a)	BSTZ commenced operations on June 27, 2019.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(c)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
An index representing the Information Technology sector stocks within the MSCI ACWI SMID Cap Growth Index and incorporating an option overlay component with a 25% overwrite level.  An index that captures mid- and small-cap securities exhibiting overall growth style characteristics across certain developed and emerging markets. The index commenced on
March 31, 2022 and therefore the since inception return presented is for the period March 31, 2022 through the current reporting period.

(e)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, security selection in the semiconductors and information technology services sub-sectors were the largest contributors to relative performance.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Science and Technology Term Trust (BSTZ)
Among individual holdings, an out-of-benchmark position in NVIDIA, Inc. was the leading contributor. The stock continued to rise after consecutive earnings releases that demonstrated robust demand from data center customers. The firm’s graphics processing units (“GPU”s), which enable artificial intelligence (“AI”), have driven robust revenue growth. An out-of-benchmark position in the South Korean semiconductor stock, SK Hynix Corp., was a notable contributor, as well. The shares rose due to resilient demand for the company’s high bandwidth memory chips, which are critical components within the AI supply chain. An out-of-benchmark private position in the “buy-now, pay-later”
financial technology company Klarna Bank AB also contributed. The firm reported healthy growth and smaller losses than previously anticipated, causing its valuation to appreciate.
Security selection in the software and content and infrastructure sub-sectors detracted from relative performance.
An out-of-benchmark position in Snyk Limited was the single largest detractor. The private cybersecurity company’s valuation declined as shares of its publicly traded industry peers weakened on demand concerns. Not holding a position in the data analytics software company Palantir Technologies, Inc., which suffered from slowing demand from its government customers, also detracted. An out-of-benchmark private position in the data infrastructure company Databricks detracted, as well. The company’s valuation declined in sympathy with those of similar public companies due to weak demand from enterprises.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy detracted from relative performance.
The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The Trust added to companies that are critical to the AI supply chain, including those in the semiconductors and hardware sub-sectors. It trimmed select software holdings where near-term demand remained muted. From a regional perspective, it further reduced holdings in Asian equities and added to the United States and Europe, where the investment adviser identified both attractive fundamentals and near-term catalysts. The Trust did not make any additional investments in private technology companies.
Describe portfolio positioning at period end.
As of June 30, 2024, the Trust held 22 private investments, comprising 28.4% of total assets for a total commitment of approximately $496 million.
The investment adviser continued to seek opportunities to harvest the illiquidity premium by taking advantage of the Trust’s closed-end structure by adding holdings in private investments as capacity increased.
The Trust held 36% of net asset value in semiconductors, 28% in software, 14% in hardware, 10% in services, 9% in internet, 2% in new industries, and 2% in content &
infrastructure. These industry weightings were the result of bottom-up stock selection.
As of June 30, 2024, the Trust had in place an option overwriting program whereby 18.8% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 5.2% out of the money) and for maturities averaging 49 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Science and Technology Term Trust (BSTZ)
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
NVIDIA Corp.	10.2%
Databricks, Inc.	3.9
PsiQuantum Corp.	3.1
Synopsys, Inc.	3.0
SK Hynix, Inc.	3.0
Klarna Holdings AB	2.3
Credo Technology Group Holding Ltd.	2.2
GrubMarket, Inc.	2.2
SambaNova Systems, Inc.	2.0
Pure Storage, Inc.	2.0

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Semiconductors & Semiconductor Equipment	33.3%
Software	26.0
IT Services	6.6
Technology Hardware, Storage & Peripherals	5.7
Entertainment	4.1
Interactive Media & Services	3.7
Electronic Equipment, Instruments & Components	3.2
Professional Services	2.8
Consumer Staples Distribution & Retail	2.2
Media	1.6
Broadline Retail	1.5
Communications Equipment	1.5
Diversified Consumer Services	1.5
Financial Services	1.4
Consumer Finance	1.3
Automobiles	1.1
Industrial Conglomerates	1.0
Other *	1.5

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Consolidated Schedule of Investments for details.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024

BlackRock Science and Technology Trust (BST)
Investment Objective
BlackRock Science and Technology Trust
’
s (BST) (the “Trust”)
investment objective is to provide income and total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of U.S. and non-U.S. science and technology companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology (high growth science and technology stocks), and/or potential to generate current income from advantageous dividend yields (cyclical science and technology stocks). The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BST
Initial Offering Date	October 30, 2014
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($37.66) (a)	7.97%
Current Monthly Distribution per Common Share (b)	$0.250000
Current Annualized Distribution per Common Share (b)	$3.000000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 37.66	$ 33.66	11.88%	$ 37.95	$ 32.92
Net Asset Value	38.89	34.74	11.95	39.45	33.76
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception (a)
Trust at NAV (b)(c)	16.65%	24.15%	12.97%	15.90%
Trust at Market Price (b)(c)	16.60	19.17	12.37	14.97
MSCI ACWI Information Technology Call Overwrite Index (d)	22.07	32.56	18.40	N/A
MSCI ACWI Information Technology Index (e)	24.80	37.68	23.14	19.76

(a)	BST commenced operations on October 30, 2014.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(c)	The Trust ’ s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)	An index that incorporates an option overlay component on the MSCI ACWI IT Index with a 33% overwrite level. since inception.
(e)
An index that includes large- and mid-cap securities across certain Developed Markets countries and certain Emerging Markets countries. All securities in the index are classified in the
Information Technology sector as per the Global Industry Classification Standard.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, an underweight in hardware and security selection in the internet sub-sector were the largest contributors to relative performance.
Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Science and Technology Trust (BST)
An underweight position in Apple, Inc. was the largest contributor to performance at the individual security level. The stock lagged due to regulatory pressures and weak demand in China, where it faced stiff competition from local smartphone brands. A zero weighting in Intel Corp. also contributed. The shares dropped after the company issued disappointing guidance that caused investors to question its ability to keep pace in sales of chips to artificial intelligence (“AI”) data centers. An off-benchmark position in the
British semiconductor and software design company, Arm Holdings PLC, was an additional contributor of note. The stock rose as investors anticipated demand growth for the firm’s AI infrastructure solutions.
Security selection in software and an out-of-benchmark allocation to the internet sub-sector were the largest detractors from relative performance.
An underweight in NVIDIA, Inc. was the most significant detractor among the Trust’s individual holdings. The stock continued to rise following consecutive earnings releases that demonstrated robust demand from data center customers. The firm’s graphics processing units (“GPU”s), which enable AI, have driven robust revenue growth. An out-of-benchmark private position in the data infrastructure company Databricks detracted, as well. The company’s valuation declined in sympathy with those of public companies due to weak demand from enterprises. An out-of-benchmark position in Tesla, Inc. also detracted amid weakening demand for electric vehicles.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy detracted from relative performance.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The Trust added to companies that are critical to the AI supply chain, including those in the semiconductors and hardware sub-sectors. It trimmed select software and services holdings where near-term demand remained muted. From a regional perspective, it further reduced holdings in Asian equities and added to the United States and Europe, where the investment adviser identified both attractive fundamentals and near-term catalysts. The Trust made two additional investments in private technology companies.
Describe portfolio positioning at period end.
The Trust held 37% of net asset value in semiconductors, 29% in software, 14% in internet, 12% in hardware, 6% in services, 2% in new industries, and 1% in content &
infrastructure. These industry weightings were the result of bottom-up stock selection.
As of June 30, 2024, the Trust had in place an option overwriting program whereby 28.0% of the underlying equities were overwritten with call options on individual stocks.
These call options were typically written at prices above the prevailing market prices (estimated to be 3.8% out of the money) and for maturities averaging 50 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
NVIDIA Corp.	14.6%
Microsoft Corp.	9.5
Apple, Inc.	7.3
Broadcom, Inc.	3.9
Cadence Design Systems, Inc.	2.8
ASML Holding NV	2.8
Meta Platforms, Inc.	2.7
Amazon.com, Inc.	2.4
Micron Technology, Inc.	2.2
Mastercard, Inc.	1.8

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Semiconductors & Semiconductor Equipment	36.0%
Software	27.1
Technology Hardware, Storage & Peripherals	8.8
IT Services	4.8
Interactive Media & Services	4.4
Broadline Retail	3.8
Entertainment	3.0
Financial Services	2.8
Diversified Consumer Services	1.5
Communications Equipment	1.4
Professional Services	1.3
Consumer Staples Distribution & Retail	1.1
Automobiles	1.0
Other *	3.0

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Consolidated Schedule of Investments for details.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
Investment Objective
BlackRock Utilities, Infrastructure & Power Opportunities Trust
’
s (BUI) (the “Trust”)
investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities issued by companies that are engaged in the Utilities, Infrastructure and Power Opportunities business segments anywhere in the world and by employing a strategy of writing (selling) call and put options. The Trust considers the “Utilities” business segment to include products, technologies and services connected to the management, ownership, operation, construction, development or financing of facilities used to generate, transmit or distribute electricity, water, natural resources or telecommunications, the “Infrastructure” business segment to include companies that own or operate infrastructure assets or that are involved in the development, construction, distribution or financing of infrastructure assets and the “Power Opportunities” business segment to include companies with a significant involvement in, supporting, or necessary to renewable energy technology and development, alternative fuels, energy efficiency, automotive and sustainable mobility and technologies that enable or support the growth and adoption of new power and energy sources. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BUI
Initial Offering Date	November 25, 2011
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($22.15) (a)	6.56%
Current Monthly Distribution per Common Share (b)	$0.121000
Current Annualized Distribution per Common Share (b)	$1.452000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 22.15	$ 21.82	1.51%	$ 23.03	$ 20.20
Net Asset Value	22.24	22.53	(1.29)	23.25	21.12
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	2.07%	3.65%	7.94%	6.88%
Trust at Market Price (a)(b)	4.96	7.58	6.73	7.80
MSCI World Select Energy, Utilities and Industry Call Overwrite Index (c)	4.63	8.86	4.31	N/A
MSCI ACWI (d)	11.30	19.38	10.76	8.43

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI World Select Energy, Utilities and Industry Index with a 33% overwrite level.The benchmark commenced on
December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
Positive contributors to the Trust’s performance during the reporting period included companies providing energy efficient solutions to industrial facilities and data centers.
Energy distribution and electric utility companies also contributed positively to performance. NextEra Energy Inc., a U.S.-based provider of clean power, was the largest individual contributor to return over the period on optimism about rising electricity demand from U.S. data centers and manufacturing plants. Tran Technologies plc, a
U.S. energy efficiency company, also contributed notably to performance as the company saw strong demand for efficient heating, cooling, and ventilation systems.
Exposure to European companies detracted from the Trust’s performance over the period as the region’s economic growth underperformed that of the U.S. Holdings of RWE
AG, a Germany-based electric utility company, detracted as the company announced that its 2024 profits would be lower than expected due to a drop in wholesale energy prices in European markets. Vestas Wind Systems, a Danish manufacturer of wind turbines, also detracted as the company reported an unexpected loss attributed to supply chain issues, increased raw material costs, and competition from solar.
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy contributed to relative performance in the period.
Describe recent portfolio activity.
The Trust initiated positions in firms that offer energy-efficient solutions for reshoring and grid-related projects, as well as those involved in enhancing energy efficiency in the
U.S. building sector. The Trust added to an existing position in a U.K.-based company specializing in grid infrastructure. The Trust took profits in select companies in the building products and machinery industries and scaled back its investments in clean power utilities.
Describe portfolio positioning at period end.
At the end of the period, 44.0% of the portfolio was invested in the utilities sector, 35.5% in the industrials sector, and 11.4% in the energy sector. The remainder was invested in other infrastructure- and power-related sectors.
The Trust had in place an option overwriting program under which 34.9% of the underlying equities were overwritten with call options on individual stocks.  These call options were typically written at prices above the prevailing market prices (estimated to be 2.8% out of the money) and for maturities averaging 53 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments (a)
NextEra Energy, Inc.	6.4%
Trane Technologies PLC	3.6
Enel SpA	3.6
National Grid PLC	3.3
Williams Cos., Inc.	3.0
GE Vernova, Inc.	3.0
Sempra	3.0
RWE AG	3.0
Vinci SA	2.9
SSE PLC	2.7

INDUSTRY ALLOCATION
Industry (b)	Percent of Total Investments (a)
Electric Utilities	24.3%
Multi-Utilities	14.4
Oil, Gas & Consumable Fuels	11.6
Electrical Equipment	10.3
Building Products	9.3
Independent Power and Renewable Electricity Producers	5.6
Construction & Engineering	5.2
Commercial Services & Supplies	4.8
Semiconductors & Semiconductor Equipment	4.7
Machinery	3.4
Chemicals	2.6
Ground Transportation	2.6
Electronic Equipment, Instruments & Components	1.2

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Energy Equipment & Services — 6.9%
Patterson-UTI Energy, Inc.	103,950	$ 1,076,922
Saipem SpA (a)	2,545,449	6,527,270
Schlumberger NV	162,031	7,644,623
TechnipFMC PLC	225,050	5,885,057
Tenaris SA	200,650	3,086,466
Weatherford International PLC (a)	32,700	4,004,115
		28,224,453
Oil, Gas & Consumable Fuels — 92.6%
ARC Resources Ltd.	301,330	5,376,606
BP PLC	4,078,855	24,557,840
Canadian Natural Resources Ltd.	473,184	16,854,834
Cenovus Energy, Inc.	452,787	8,899,852
Cheniere Energy, Inc.	74,068	12,949,308
Chevron Corp. (b)	195,340	30,555,083
ConocoPhillips (c)	193,919	22,180,412
Diamondback Energy, Inc.	58,201	11,651,258
EOG Resources, Inc.	19,416	2,443,892
Exxon Mobil Corp. (b)(c)	702,980	80,927,058
Gazprom PJSC (a)(d)	879,200	103
Hess Corp.	110,903	16,360,411
Kosmos Energy Ltd. (a)	344,334	1,907,610
Marathon Petroleum Corp.	83,445	14,476,039
PBF Energy, Inc., Class A	41,950	1,930,539
Pembina Pipeline Corp.	254,800	9,454,075
Permian Resources Corp., Class A	444,400	7,177,060
Shell PLC, ADR	602,110	43,460,300
Targa Resources Corp.	86,300	11,113,714
TC Energy Corp.	231,600	8,779,486
TotalEnergies SE	254,161	17,017,028
Tourmaline Oil Corp.	125,033	5,671,063
Valero Energy Corp.	82,061	12,863,882
Williams Cos., Inc.	280,981	11,941,692
		378,549,145
Total Long-Term Investments — 99.5% (Cost: $260,547,552)		406,773,598
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (e)(f)	4,464,036	$ 4,464,036
Total Short-Term Securities — 1.1% (Cost: $4,464,036)		4,464,036
Total Investments Before Options Written — 100.6% (Cost: $265,011,588)		411,237,634
Options Written — (0.7)% (Premiums Received: $(2,444,720))		(2,894,166)
Total Investments, Net of Options Written — 99.9% (Cost: $262,566,868)		408,343,468
Other Assets Less Liabilities — 0.1%		329,686
Net Assets — 100.0%		$ 408,673,154

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 3,612,320	$ 851,716 (a)	$ —	$ —	$ —	$ 4,464,036	4,464,036	$ 149,148	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Exxon Mobil Corp.	421	07/05/24	USD	117.00	USD	4,847	$ (17,893)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Shell PLC, ADR	250	07/05/24	USD	72.00	USD	1,805	$ (18,750)
Shell PLC, ADR	250	07/05/24	USD	73.00	USD	1,805	(8,125)
Cheniere Energy, Inc.	86	07/12/24	USD	165.00	USD	1,504	(90,300)
Chevron Corp.	264	07/12/24	USD	165.00	USD	4,129	(4,620)
Exxon Mobil Corp.	332	07/12/24	USD	117.00	USD	3,822	(26,560)
Hess Corp.	132	07/12/24	USD	150.00	USD	1,947	(25,080)
Shell PLC, ADR	274	07/12/24	USD	70.00	USD	1,978	(92,475)
ARC Resources Ltd.	252	07/19/24	CAD	26.00	CAD	615	(1,566)
ARC Resources Ltd.	253	07/19/24	CAD	24.50	CAD	618	(9,247)
Canadian Natural Resources Ltd.	152	07/19/24	CAD	52.50	CAD	741	(1,222)
Canadian Natural Resources Ltd.	1,409	07/19/24	CAD	49.00	CAD	6,866	(91,149)
Cenovus Energy, Inc.	747	07/19/24	CAD	26.00	CAD	2,009	(63,067)
Cheniere Energy, Inc.	84	07/19/24	USD	165.00	USD	1,469	(91,140)
Chevron Corp.	141	07/19/24	USD	160.00	USD	2,206	(19,669)
ConocoPhillips	202	07/19/24	USD	130.00	USD	2,310	(3,030)
Diamondback Energy, Inc.	136	07/19/24	USD	206.75	USD	2,723	(23,120)
Exxon Mobil Corp.	332	07/19/24	USD	115.00	USD	3,822	(75,530)
Hess Corp.	81	07/19/24	USD	150.00	USD	1,195	(14,580)
Marathon Petroleum Corp.	173	07/19/24	USD	180.00	USD	3,001	(36,849)
PBF Energy, Inc., Class A	47	07/19/24	USD	50.00	USD	216	(1,880)
Permian Resources Corp., Class A	947	07/19/24	USD	18.00	USD	1,529	(4,735)
Shell PLC, ADR	500	07/19/24	USD	72.50	USD	3,609	(51,250)
Targa Resources Corp.	142	07/19/24	USD	125.00	USD	1,829	(70,290)
TechnipFMC PLC	218	07/19/24	USD	27.00	USD	570	(7,630)
Tourmaline Oil Corp.	215	07/19/24	CAD	67.00	CAD	1,334	(1,886)
Valero Energy Corp.	116	07/19/24	USD	165.00	USD	1,818	(18,038)
Weatherford International PLC	59	07/19/24	USD	130.00	USD	722	(8,703)
Cheniere Energy, Inc.	74	07/26/24	USD	170.00	USD	1,294	(53,650)
Chevron Corp.	140	07/26/24	USD	155.00	USD	2,190	(65,800)
ConocoPhillips	437	07/26/24	USD	112.00	USD	4,998	(168,245)
EOG Resources, Inc.	65	07/26/24	USD	125.00	USD	818	(21,775)
Exxon Mobil Corp.	820	07/26/24	USD	115.00	USD	9,440	(217,300)
Schlumberger NV	267	07/26/24	USD	46.00	USD	1,260	(58,072)
Shell PLC, ADR	275	07/26/24	USD	71.00	USD	1,985	(61,187)
TechnipFMC PLC	130	07/26/24	USD	25.79	USD	340	(14,122)
Williams Cos., Inc.	464	07/26/24	USD	42.00	USD	1,972	(63,800)
Diamondback Energy, Inc.	56	08/02/24	USD	205.00	USD	1,121	(20,720)
Hess Corp.	152	08/02/24	USD	151.50	USD	2,242	(57,268)
Shell PLC, ADR	170	08/02/24	USD	71.00	USD	1,227	(52,275)
Valero Energy Corp.	154	08/02/24	USD	165.00	USD	2,414	(43,043)
Marathon Petroleum Corp.	102	08/09/24	USD	185.00	USD	1,769	(28,968)
ARC Resources Ltd.	236	08/16/24	CAD	27.00	CAD	576	(3,019)
ARC Resources Ltd.	253	08/16/24	CAD	24.50	CAD	618	(17,384)
Cenovus Energy, Inc.	747	08/16/24	CAD	27.00	CAD	2,009	(55,149)
Exxon Mobil Corp.	414	08/16/24	USD	115.00	USD	4,766	(155,250)
Patterson-UTI Energy, Inc.	343	08/16/24	USD	11.00	USD	355	(12,005)
Pembina Pipeline Corp.	335	08/16/24	CAD	50.00	CAD	1,700	(39,302)
Permian Resources Corp., Class A	250	08/16/24	USD	16.00	USD	404	(21,875)
Schlumberger NV	267	08/16/24	USD	47.50	USD	1,260	(49,128)
Shell PLC, ADR	267	08/16/24	USD	72.50	USD	1,927	(48,060)
TechnipFMC PLC	394	08/16/24	USD	26.75	USD	1,030	(42,875)
Tourmaline Oil Corp.	197	08/16/24	CAD	65.00	CAD	1,222	(16,992)
Weatherford International PLC	48	08/16/24	USD	125.00	USD	588	(28,080)
Williams Cos., Inc.	464	08/16/24	USD	42.00	USD	1,972	(74,240)
Pembina Pipeline Corp.	364	09/20/24	CAD	52.00	CAD	1,848	(20,355)
							$ (2,388,323)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	Bank of America N.A.	9,900	07/02/24	USD	164.33	USD	1,549	$ (39)
BP PLC	Bank of America N.A.	575,000	07/03/24	GBP	5.14	GBP	2,739	(73)
TotalEnergies SE	Goldman Sachs International	1,200	07/03/24	EUR	69.69	EUR	75	—
TC Energy Corp.	Citibank N.A.	27,800	07/08/24	CAD	52.85	CAD	1,442	(8,175)
BP PLC	Morgan Stanley & Co. International PLC	317,100	07/09/24	GBP	5.00	GBP	1,510	(2,974)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	14,100	07/15/24	CAD	50.25	CAD	716	(9,043)
TC Energy Corp.	Royal Bank of Canada	26,800	07/19/24	CAD	52.40	CAD	1,390	(16,841)
TC Energy Corp.	Morgan Stanley & Co. International PLC	21,800	07/25/24	CAD	54.31	CAD	1,131	(9,384)
BP PLC	Bank of America N.A.	454,000	08/02/24	GBP	4.74	GBP	2,162	(70,986)
Saipem SpA	Bank of America N.A.	280,000	08/02/24	EUR	2.14	EUR	670	(87,510)
Tenaris SA	UBS AG	66,300	08/02/24	EUR	15.14	EUR	952	(11,638)
TotalEnergies SE	Bank of America N.A.	82,700	08/02/24	EUR	64.58	EUR	5,170	(84,635)
Saipem SpA	Goldman Sachs International	560,000	08/06/24	EUR	2.20	EUR	1,341	(146,557)
Targa Resources Corp.	JPMorgan Chase Bank N.A.	14,200	08/20/24	USD	129.85	USD	1,829	(57,988)
								$ (505,843)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 601,363	$ (1,050,809)	$ (2,894,166)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 2,894,166	$ —	$ —	$ —	$ 2,894,166
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options purchased (a)	$ —	$ —	$ (73,131)	$ —	$ —	$ —	$ (73,131)
Options written	—	—	(4,231,774)	—	—	—	(4,231,774)
	$ —	$ —	$ (4,304,905)	$ —	$ —	$ —	$ (4,304,905)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ (1,162,675)	$ —	$ —	$ —	$ (1,162,675)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 5,043,839

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Energy and Resources Trust (BGR)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 2,894,166
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	2,894,166
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(2,388,323)
Total derivative assets and liabilities subject to an MNA	$ —	$ 505,843
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 243,243	$ —	$ (31,910)	$ —	$ 211,333
Citibank N.A.	8,175	—	—	—	8,175
Goldman Sachs International	146,557	—	(146,557)	—	—
JPMorgan Chase Bank N.A.	57,988	—	—	—	57,988
Morgan Stanley & Co. International PLC	21,401	—	(21,401)	—	—
Royal Bank of Canada	16,841	—	—	—	16,841
UBS AG	11,638	—	—	—	11,638
	$ 505,843	$ —	$ (199,868)	$ —	$ 305,975

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 18,610,717	$ 9,613,736	$ —	$ 28,224,453
Oil, Gas & Consumable Fuels	336,974,174	41,574,868	103	378,549,145
Short-Term Securities
Money Market Funds	4,464,036	—	—	4,464,036
	$ 360,048,927	$ 51,188,604	$ 103	$ 411,237,634
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (2,274,058)	$ (620,108)	$ —	$ (2,894,166)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
RTX Corp.	91,017	$ 9,137,197
Automobile Components — 1.1%
Aptiv PLC (a)	143,331	10,093,369
Banks — 2.0%
JPMorgan Chase & Co. (b)	94,074	19,027,407
Beverages — 0.9%
Diageo PLC, ADR	66,595	8,396,298
Broadline Retail — 6.5%
Amazon.com, Inc. (a)(b)	315,060	60,885,345
Capital Markets — 3.5%
Intercontinental Exchange, Inc. (b)	159,629	21,851,614
LPL Financial Holdings, Inc.	40,774	11,388,178
		33,239,792
Chemicals — 3.2%
Air Products and Chemicals, Inc.	56,603	14,606,404
Corteva, Inc. (b)	281,811	15,200,885
		29,807,289
Communications Equipment — 1.3%
Ciena Corp. (a)	262,988	12,670,762
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree, Inc. (a)	163,259	17,431,163
Electronic Equipment, Instruments & Components — 1.7%
Zebra Technologies Corp., Class A (a)	51,665	15,960,868
Entertainment — 2.5%
Electronic Arts, Inc.	99,791	13,903,880
TKO Group Holdings, Inc., Class A	85,502	9,233,361
		23,137,241
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B (a)(b)	59,717	24,292,876
Health Care Providers & Services — 7.3%
Cardinal Health, Inc.	163,343	16,059,884
Elevance Health, Inc.	25,578	13,859,695
Humana, Inc. (b)	25,778	9,631,950
Tenet Healthcare Corp. (a)	128,437	17,085,974
UnitedHealth Group, Inc.	23,789	12,114,786
		68,752,289
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A (a)	38,850	7,109,939
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	140,692	6,225,621
Household Durables — 2.0%
Sony Group Corp., ADR	216,953	18,430,157
Security	Shares	Value
Insurance — 2.1%
Fidelity National Financial, Inc., Class A	181,029	$ 8,946,453
Reinsurance Group of America, Inc. (b)	53,542	10,990,567
		19,937,020
Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	335,226	61,061,416
Meta Platforms, Inc., Class A (b)	67,369	33,968,797
		95,030,213
IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	209,007	14,212,476
Life Sciences Tools & Services — 3.6%
Avantor, Inc. (a)	466,465	9,889,058
ICON PLC (a)	34,350	10,767,695
Thermo Fisher Scientific, Inc. (c)	23,944	13,241,032
		33,897,785
Machinery — 3.7%
Fortive Corp.	252,786	18,731,443
Otis Worldwide Corp. (b)	98,175	9,450,325
Westinghouse Air Brake Technologies Corp.	40,206	6,354,558
		34,536,326
Media — 2.1%
Comcast Corp., Class A (b)	507,169	19,860,738
Oil, Gas & Consumable Fuels — 3.6%
BP PLC, ADR	314,828	11,365,291
ConocoPhillips (b)	97,864	11,193,684
Shell PLC	316,749	11,361,141
		33,920,116
Pharmaceuticals — 4.4%
Novo Nordisk A/S, Class B, ADR (c)	164,020	23,412,215
Sanofi SA, ADR	369,153	17,911,303
		41,323,518
Professional Services — 0.8%
Dun & Bradstreet Holdings, Inc.	773,013	7,158,100
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. (a)(d)	126,589	20,534,002
Applied Materials, Inc. (b)	65,354	15,422,890
Marvell Technology, Inc.	262,207	18,328,269
Micron Technology, Inc.	158,868	20,895,908
NVIDIA Corp.	324,535	40,093,054
		115,274,123
Software — 9.1%
Microsoft Corp. (b)(d)	192,389	85,988,264
Specialized REITs — 1.5%
Crown Castle, Inc.	140,453	13,722,258
Specialty Retail — 1.6%
Ross Stores, Inc. (b)	105,674	15,356,546
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc. (b)	193,794	40,816,892
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Skechers USA, Inc., Class A (a)	136,342	$ 9,423,959
Total Long-Term Investments — 100.6% (Cost: $556,934,358)		945,055,947
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (e)(f)(g)	2,483,129	2,483,874
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (e)(f)	8,150,581	8,150,581
Total Short-Term Securities — 1.1% (Cost: $10,634,587)		10,634,455
Total Investments Before Options Written — 101.7% (Cost: $567,568,945)		955,690,402
Options Written — (1.3)% (Premiums Received: $(11,273,204))		(12,761,723)
Total Investments, Net of Options Written — 100.4% (Cost: $556,295,741)		942,928,679
Liabilities in Excess of Other Assets — (0.4)%		(3,464,245)
Net Assets — 100.0%		$ 939,464,434

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 2,483,800 (a)	$ —	$ 206	$ (132)	$ 2,483,874	2,483,129	$ 933 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,932,953	—	(4,782,372) (a)	—	—	8,150,581	8,150,581	280,280	—
SL Liquidity Series, LLC, Money Market Series (c)	397,512	—	(397,857) (a)	305	40	—	—	215 (b)	—
				$ 511	$ (92)	$ 10,634,455		$ 281,428	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Otis Worldwide Corp.	179	07/02/24	USD	97.50	USD	1,723	$ (3,107)
Alphabet, Inc., Class A	236	07/05/24	USD	175.00	USD	4,299	(185,260)
Amazon.com, Inc.	348	07/05/24	USD	185.00	USD	6,725	(307,110)
Applied Materials, Inc.	81	07/05/24	USD	225.00	USD	1,912	(86,872)
JPMorgan Chase & Co.	140	07/05/24	USD	200.00	USD	2,832	(49,770)
Meta Platforms, Inc., Class A	61	07/05/24	USD	475.00	USD	3,076	(179,187)
Micron Technology, Inc.	61	07/05/24	USD	131.00	USD	802	(19,642)
Microsoft Corp.	302	07/05/24	USD	430.00	USD	13,498	(539,070)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	120	07/05/24	USD	112.50	USD	1,482	$ (135,000)
Ross Stores, Inc.	276	07/05/24	USD	141.00	USD	4,011	(122,820)
Alphabet, Inc., Class A	236	07/12/24	USD	175.00	USD	4,299	(192,340)
Amazon.com, Inc.	358	07/12/24	USD	195.00	USD	6,918	(128,880)
Apple, Inc.	290	07/12/24	USD	200.00	USD	6,108	(342,200)
Cardinal Health, Inc.	298	07/12/24	USD	100.00	USD	2,930	(17,135)
Las Vegas Sands Corp.	195	07/12/24	USD	47.00	USD	863	(2,925)
Meta Platforms, Inc., Class A	106	07/12/24	USD	495.00	USD	5,345	(176,490)
Micron Technology, Inc.	61	07/12/24	USD	131.00	USD	802	(26,383)
Microsoft Corp.	171	07/12/24	USD	425.00	USD	7,643	(411,255)
NVIDIA Corp.	110	07/12/24	USD	115.00	USD	1,359	(109,175)
NVIDIA Corp.	160	07/12/24	USD	117.00	USD	1,977	(136,000)
UnitedHealth Group, Inc.	49	07/12/24	USD	505.00	USD	2,495	(49,735)
Advanced Micro Devices, Inc.	163	07/19/24	USD	175.00	USD	2,644	(33,741)
Air Products and Chemicals, Inc.	157	07/19/24	USD	270.00	USD	4,051	(9,028)
Amazon.com, Inc.	528	07/19/24	USD	190.00	USD	10,204	(382,800)
Apple, Inc.	346	07/19/24	USD	190.00	USD	7,287	(768,120)
Applied Materials, Inc.	62	07/19/24	USD	220.00	USD	1,463	(112,220)
Aptiv PLC	488	07/19/24	USD	87.50	USD	3,436	(36,600)
Avantor, Inc.	609	07/19/24	USD	22.00	USD	1,291	(15,225)
Berkshire Hathaway, Inc., Class B	179	07/19/24	USD	410.00	USD	7,282	(68,915)
BP PLC, ADR	940	07/19/24	USD	38.00	USD	3,393	(8,460)
Ciena Corp.	504	07/19/24	USD	55.00	USD	2,428	(5,040)
Cognizant Technology Solutions Corp., Class A	196	07/19/24	USD	70.00	USD	1,333	(11,760)
Cognizant Technology Solutions Corp., Class A	225	07/19/24	USD	72.50	USD	1,530	(4,500)
ConocoPhillips	531	07/19/24	USD	130.00	USD	6,074	(7,965)
Corteva, Inc.	909	07/19/24	USD	60.00	USD	4,903	(9,090)
Diageo PLC, ADR	266	07/19/24	USD	135.00	USD	3,354	(6,650)
Elevance Health, Inc.	94	07/19/24	USD	550.00	USD	5,093	(73,320)
Fidelity National Financial, Inc., Class A	376	07/19/24	USD	50.75	USD	1,858	(17,577)
Fortive Corp.	821	07/19/24	USD	74.01	USD	6,084	(111,809)
ICON PLC	108	07/19/24	USD	330.00	USD	3,385	(29,970)
Intercontinental Exchange, Inc.	361	07/19/24	USD	140.00	USD	4,942	(25,270)
JPMorgan Chase & Co.	155	07/19/24	USD	210.00	USD	3,135	(23,948)
LPL Financial Holdings, Inc.	75	07/19/24	USD	280.00	USD	2,095	(42,375)
LPL Financial Holdings, Inc.	75	07/19/24	USD	270.00	USD	2,095	(88,125)
Marvell Technology, Inc.	150	07/19/24	USD	77.50	USD	1,049	(7,725)
Meta Platforms, Inc., Class A	98	07/19/24	USD	505.00	USD	4,941	(131,075)
Meta Platforms, Inc., Class A	106	07/19/24	USD	525.00	USD	5,345	(62,540)
Micron Technology, Inc.	52	07/19/24	USD	140.00	USD	684	(11,648)
Micron Technology, Inc.	62	07/19/24	USD	120.00	USD	815	(78,740)
Microsoft Corp.	190	07/19/24	USD	450.00	USD	8,492	(117,800)
Novo Nordisk A/S, Class B, ADR	223	07/19/24	USD	135.00	USD	3,183	(198,470)
NVIDIA Corp.	160	07/19/24	USD	117.00	USD	1,977	(152,800)
NVIDIA Corp.	220	07/19/24	USD	105.00	USD	2,718	(424,600)
Otis Worldwide Corp.	179	07/19/24	USD	97.50	USD	1,723	(18,795)
Ross Stores, Inc.	154	07/19/24	USD	150.00	USD	2,238	(9,240)
RTX Corp.	132	07/19/24	USD	105.00	USD	1,325	(2,838)
Sanofi SA, ADR	683	07/19/24	USD	50.10	USD	3,314	(55,243)
Skechers USA, Inc., Class A	338	07/19/24	USD	67.50	USD	2,336	(87,880)
Sony Group Corp., ADR	445	07/19/24	USD	85.00	USD	3,780	(78,987)
Tenet Healthcare Corp.	130	07/19/24	USD	128.00	USD	1,729	(98,807)
Tenet Healthcare Corp.	180	07/19/24	USD	140.00	USD	2,395	(30,600)
TKO Group Holdings, Inc., Class A	342	07/19/24	USD	110.00	USD	3,693	(46,170)
Westinghouse Air Brake Technologies Corp.	133	07/19/24	USD	170.00	USD	2,102	(3,658)
Zebra Technologies Corp., Class A	93	07/19/24	USD	320.50	USD	2,873	(35,315)
Advanced Micro Devices, Inc.	92	07/26/24	USD	165.00	USD	1,492	(57,500)
Amazon.com, Inc.	285	07/26/24	USD	190.00	USD	5,508	(261,487)
Apple, Inc.	290	07/26/24	USD	220.00	USD	6,108	(55,245)
Applied Materials, Inc.	144	07/26/24	USD	240.00	USD	3,398	(99,360)
BP PLC, ADR	1,106	07/26/24	USD	36.00	USD	3,993	(90,139)
Comcast Corp., Class A	787	07/26/24	USD	39.00	USD	3,082	(77,519)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ConocoPhillips	244	07/26/24	USD	112.00	USD	2,791	$ (93,940)
Dollar Tree, Inc.	104	07/26/24	USD	108.00	USD	1,110	(27,976)
Electronic Arts, Inc.	100	07/26/24	USD	139.00	USD	1,393	(24,500)
Humana, Inc.	2	07/26/24	USD	360.00	USD	75	(3,780)
Las Vegas Sands Corp.	285	07/26/24	USD	47.00	USD	1,261	(79,515)
Marvell Technology, Inc.	150	07/26/24	USD	76.00	USD	1,049	(15,600)
Micron Technology, Inc.	285	07/26/24	USD	170.00	USD	3,749	(8,978)
Microsoft Corp.	178	07/26/24	USD	455.00	USD	7,956	(158,865)
Novo Nordisk A/S, Class B, ADR	235	07/26/24	USD	147.00	USD	3,354	(47,235)
NVIDIA Corp.	55	07/26/24	USD	123.00	USD	679	(38,913)
Ross Stores, Inc.	102	07/26/24	USD	152.50	USD	1,482	(9,180)
RTX Corp.	232	07/26/24	USD	107.00	USD	2,329	(11,832)
UnitedHealth Group, Inc.	51	07/26/24	USD	510.00	USD	2,597	(84,915)
Alphabet, Inc., Class A	198	08/02/24	USD	185.00	USD	3,607	(123,750)
Amazon.com, Inc.	528	08/02/24	USD	210.00	USD	10,204	(212,520)
Apple, Inc.	333	08/02/24	USD	215.00	USD	7,014	(188,145)
Applied Materials, Inc.	137	08/02/24	USD	250.00	USD	3,233	(71,240)
Avantor, Inc.	628	08/02/24	USD	23.00	USD	1,331	(147,580)
Berkshire Hathaway, Inc., Class B	209	08/02/24	USD	415.00	USD	8,502	(88,302)
Cardinal Health, Inc.	355	08/02/24	USD	103.00	USD	3,490	(58,575)
Comcast Corp., Class A	684	08/02/24	USD	38.00	USD	2,679	(135,432)
Electronic Arts, Inc.	300	08/02/24	USD	141.00	USD	4,180	(111,000)
Humana, Inc.	49	08/02/24	USD	365.00	USD	1,831	(100,450)
JPMorgan Chase & Co.	316	08/02/24	USD	205.00	USD	6,391	(142,990)
Las Vegas Sands Corp.	82	08/02/24	USD	47.00	USD	363	(11,808)
Meta Platforms, Inc., Class A	66	08/02/24	USD	555.00	USD	3,328	(66,825)
Micron Technology, Inc.	114	08/02/24	USD	143.00	USD	1,499	(35,055)
Microsoft Corp.	409	08/02/24	USD	475.00	USD	18,280	(168,712)
Novo Nordisk A/S, Class B, ADR	608	08/02/24	USD	152.50	USD	8,679	(89,072)
NVIDIA Corp.	120	08/02/24	USD	142.00	USD	1,482	(24,840)
Ross Stores, Inc.	155	08/02/24	USD	148.00	USD	2,252	(41,075)
Thermo Fisher Scientific, Inc.	82	08/02/24	USD	580.00	USD	4,535	(62,730)
Zebra Technologies Corp., Class A	127	08/05/24	USD	305.00	USD	3,923	(204,854)
Air Products and Chemicals, Inc.	69	08/16/24	USD	278.33	USD	1,781	(14,714)
Aptiv PLC	443	08/16/24	USD	75.00	USD	3,120	(99,675)
Avantor, Inc.	628	08/16/24	USD	23.00	USD	1,331	(25,120)
Comcast Corp., Class A	963	08/16/24	USD	40.00	USD	3,771	(99,189)
Corteva, Inc.	922	08/16/24	USD	55.00	USD	4,973	(170,570)
Dollar Tree, Inc.	221	08/16/24	USD	110.00	USD	2,360	(69,062)
Elevance Health, Inc.	72	08/16/24	USD	550.00	USD	3,901	(102,600)
Fortive Corp.	821	08/16/24	USD	74.01	USD	6,084	(179,017)
ICON PLC	29	08/16/24	USD	330.00	USD	909	(25,375)
Intercontinental Exchange, Inc.	361	08/16/24	USD	140.00	USD	4,942	(55,955)
LPL Financial Holdings, Inc.	116	08/16/24	USD	290.00	USD	3,240	(69,600)
Marvell Technology, Inc.	224	08/16/24	USD	75.00	USD	1,566	(53,313)
NVIDIA Corp.	353	08/16/24	USD	138.00	USD	4,361	(147,377)
Otis Worldwide Corp.	280	08/16/24	USD	97.50	USD	2,695	(66,500)
Sanofi SA, ADR	1,088	08/16/24	USD	48.44	USD	5,279	(250,959)
Skechers USA, Inc., Class A	430	08/16/24	USD	72.50	USD	2,972	(94,600)
Tenet Healthcare Corp.	310	08/16/24	USD	140.00	USD	4,124	(159,650)
Thermo Fisher Scientific, Inc.	73	08/16/24	USD	580.00	USD	4,037	(70,445)
UnitedHealth Group, Inc.	54	08/16/24	USD	510.00	USD	2,750	(107,055)
Veeva Systems, Inc., Class A	126	08/16/24	USD	185.00	USD	2,306	(79,380)
Westinghouse Air Brake Technologies Corp.	130	08/16/24	USD	171.81	USD	2,055	(12,676)
Zebra Technologies Corp., Class A	115	08/16/24	USD	330.00	USD	3,553	(106,950)
Intercontinental Exchange, Inc.	315	09/20/24	USD	145.00	USD	4,312	(49,613)
							$ (12,206,624)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Shell PLC	Morgan Stanley & Co. International PLC	22,500	07/02/24	GBP	30.05	GBP	638	$ —
Shell PLC	Citibank N.A.	70,000	07/03/24	GBP	29.59	GBP	1,986	(105)
Dun & Bradstreet Holdings, Inc.	Citibank N.A.	40,000	07/18/24	USD	9.82	USD	370	(13,368)
Shell PLC	Goldman Sachs International	76,900	07/24/24	GBP	27.89	GBP	2,182	(79,386)
Shell PLC	Bank of America N.A.	40,600	08/02/24	GBP	28.07	GBP	1,152	(41,836)
Reinsurance Group of America, Inc.	Bank of America N.A.	17,400	08/09/24	USD	205.74	USD	3,572	(101,631)
Fidelity National Financial, Inc., Class A	Morgan Stanley & Co. International PLC	80,000	08/19/24	USD	50.55	USD	3,954	(103,638)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	5,800	08/26/24	USD	98.27	USD	567	(23,109)
Reinsurance Group of America, Inc.	Goldman Sachs International	17,400	09/09/24	USD	211.98	USD	3,572	(96,425)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	22,200	09/23/24	USD	98.19	USD	2,169	(95,601)
								$ (555,099)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 2,708,833	$ (4,197,352)	$ (12,761,723)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 12,761,723	$ —	$ —	$ —	$ 12,761,723
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (24,940,592)	$ —	$ —	$ —	$ (24,940,592)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 6,793,687	$ —	$ —	$ —	$ 6,793,687
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts written	$ 15,251,454
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 12,761,723
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	12,761,723
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(12,206,624)
Total derivative assets and liabilities subject to an MNA	$ —	$ 555,099
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 143,467	$ —	$ (143,467)	$ —	$ —
Citibank N.A.	13,473	—	(13,473)	—	—
Goldman Sachs International	175,811	—	(93,413)	—	82,398
Morgan Stanley & Co. International PLC	222,348	—	(26,817)	—	195,531
	$ 555,099	$ —	$ (277,170)	$ —	$ 277,929

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 9,137,197	$ —	$ —	$ 9,137,197
Automobile Components	10,093,369	—	—	10,093,369
Banks	19,027,407	—	—	19,027,407
Beverages	8,396,298	—	—	8,396,298
Broadline Retail	60,885,345	—	—	60,885,345
Capital Markets	33,239,792	—	—	33,239,792
Chemicals	29,807,289	—	—	29,807,289
Communications Equipment	12,670,762	—	—	12,670,762
Consumer Staples Distribution & Retail	17,431,163	—	—	17,431,163
Electronic Equipment, Instruments & Components	15,960,868	—	—	15,960,868
Entertainment	23,137,241	—	—	23,137,241
Financial Services	24,292,876	—	—	24,292,876
Health Care Providers & Services	68,752,289	—	—	68,752,289
Health Care Technology	7,109,939	—	—	7,109,939
Hotels, Restaurants & Leisure	6,225,621	—	—	6,225,621
Household Durables	18,430,157	—	—	18,430,157
Insurance	19,937,020	—	—	19,937,020
Interactive Media & Services	95,030,213	—	—	95,030,213
IT Services	14,212,476	—	—	14,212,476
Life Sciences Tools & Services	33,897,785	—	—	33,897,785
Machinery	34,536,326	—	—	34,536,326
Media	19,860,738	—	—	19,860,738

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$ 22,558,975	$ 11,361,141	$ —	$ 33,920,116
Pharmaceuticals	41,323,518	—	—	41,323,518
Professional Services	7,158,100	—	—	7,158,100
Semiconductors & Semiconductor Equipment	115,274,123	—	—	115,274,123
Software	85,988,264	—	—	85,988,264
Specialized REITs	13,722,258	—	—	13,722,258
Specialty Retail	15,356,546	—	—	15,356,546
Technology Hardware, Storage & Peripherals	40,816,892	—	—	40,816,892
Textiles, Apparel & Luxury Goods	9,423,959	—	—	9,423,959
Short-Term Securities
Money Market Funds	10,634,455	—	—	10,634,455
	$ 944,329,261	$ 11,361,141	$ —	$ 955,690,402
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (11,222,546)	$ (1,539,177)	$ —	$ (12,761,723)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense (a) — 3.7%
L3Harris Technologies, Inc. (b)	172,929	$ 38,836,395
RTX Corp.	233,064	23,397,295
		62,233,690
Automobile Components — 0.4%
Lear Corp.	63,776	7,283,857
Automobiles — 1.8%
General Motors Co. (a)(b)	646,844	30,052,372
Banks — 11.9%
Bank of America Corp.	301,550	11,992,643
Citigroup, Inc. (a)	821,031	52,102,627
Citizens Financial Group, Inc.	281,058	10,126,520
First Citizens BancShares, Inc., Class A (b)	24,969	42,038,058
JPMorgan Chase & Co. (a)	117,227	23,710,333
Wells Fargo & Co. (a)	1,052,694	62,519,497
		202,489,678
Beverages — 1.2%
Diageo PLC	111,093	3,487,651
Keurig Dr. Pepper, Inc.	350,058	11,691,937
Pernod Ricard SA	36,959	5,042,673
		20,222,261
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	671,500	6,052,121
Building Products — 1.6%
Allegion PLC	75,887	8,966,049
Johnson Controls International PLC	273,250	18,162,928
		27,128,977
Capital Markets — 2.5%
Charles Schwab Corp.	67,987	5,009,962
Goldman Sachs Group, Inc.	8,167	3,694,097
Intercontinental Exchange, Inc.	152,705	20,903,787
Raymond James Financial, Inc.	36,993	4,572,705
UBS Group AG, Registered Shares	305,841	8,982,594
		43,163,145
Chemicals — 1.6%
Air Products and Chemicals, Inc.	32,723	8,444,170
Albemarle Corp.	94,585	9,034,759
International Flavors & Fragrances, Inc.	109,503	10,425,781
		27,904,710
Communications Equipment — 1.5%
Cisco Systems, Inc. (a)	540,101	25,660,198
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	131,777	17,424,873
Containers & Packaging — 1.4%
Sealed Air Corp. (b)	659,350	22,938,786
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	484,730	9,263,190
Verizon Communications, Inc. (b)	535,570	22,086,907
		31,350,097
Electric Utilities — 3.7%
American Electric Power Co., Inc.	225,125	19,752,468
Edison International	92,185	6,619,805
Entergy Corp.	59,844	6,403,308
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	390,761	$ 13,524,238
PG&E Corp.	976,461	17,049,009
		63,348,828
Entertainment — 1.1%
Electronic Arts, Inc.	138,248	19,262,094
Financial Services — 4.4%
AP Arsenal Co. Invest LP (c)(d)	15,830,106	16,146,708
Fidelity National Information Services, Inc. (b)	550,897	41,515,598
Visa, Inc., Class A	67,569	17,734,835
		75,397,141
Food Products — 2.0%
Kraft Heinz Co. (a)(b)	1,034,365	33,327,240
Health Care Equipment & Supplies — 4.6%
Baxter International, Inc. (a)	856,245	28,641,395
Koninklijke Philips NV (d)	680,812	17,121,431
Medtronic PLC	415,352	32,692,356
		78,455,182
Health Care Providers & Services — 8.9%
Cardinal Health, Inc.	324,321	31,887,241
Cigna Group	49,161	16,251,152
CVS Health Corp.	649,878	38,381,795
Elevance Health, Inc. (a)	47,653	25,821,254
Humana, Inc.	47,353	17,693,448
Labcorp Holdings, Inc.	108,462	22,073,102
		152,107,992
Household Durables — 1.7%
Newell Brands, Inc.	837,913	5,371,023
Panasonic Holdings Corp.	755,500	6,210,586
Sony Group Corp.	195,900	16,694,820
		28,276,429
Insurance — 5.8%
American International Group, Inc. (a)	597,263	44,340,805
Fidelity National Financial, Inc., Class A	335,002	16,555,799
Prudential PLC	837,093	7,589,933
Willis Towers Watson PLC	113,634	29,788,017
		98,274,554
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A (a)	310,982	21,146,776
Leisure Products — 0.7%
Hasbro, Inc.	215,964	12,633,894
Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc. (d)	207,744	4,848,745
Thermo Fisher Scientific, Inc.	8,981	4,966,493
		9,815,238
Machinery — 2.1%
CNH Industrial NV	780,012	7,901,522
Komatsu Ltd.	211,400	6,174,894
Stanley Black & Decker, Inc.	112,482	8,986,187
Westinghouse Air Brake Technologies Corp.	82,371	13,018,736
		36,081,339
Media — 3.4%
Comcast Corp., Class A (a)	887,377	34,749,683
Fox Corp., Class A	364,297	12,520,888
WPP PLC	1,172,512	10,736,304
		58,006,875

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 1.1%
Sempra	236,726	$ 18,005,380
Oil, Gas & Consumable Fuels — 8.7%
BP PLC	6,383,217	38,431,868
Enterprise Products Partners LP (a)	594,717	17,234,898
Formentera Partners Fund II LP (c)(e)	— (f)	15,487,288
Hess Corp.	116,637	17,206,290
Shell PLC	1,109,136	39,782,447
Suncor Energy, Inc.	499,767	19,041,123
		147,183,914
Personal Care Products — 0.6%
Unilever PLC, ADR (a)	199,226	10,955,438
Pharmaceuticals — 4.0%
AstraZeneca PLC	57,578	8,961,035
Bayer AG, Class N, Registered Shares	368,390	10,384,185
Bristol-Myers Squibb Co.	88,550	3,677,481
Eli Lilly & Co.	19,684	17,821,500
Sanofi SA	274,721	26,494,954
		67,339,155
Professional Services — 3.3%
Leidos Holdings, Inc. (a)	139,933	20,413,426
SS&C Technologies Holdings, Inc.	560,308	35,114,502
		55,527,928
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	63,490	9,054,309
Semiconductors & Semiconductor Equipment — 2.9%
Micron Technology, Inc. (b)	301,718	39,684,968
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,669	8,980,589
		48,665,557
Software — 1.2%
Microsoft Corp.	44,756	20,003,694
Specialized REITs — 1.0%
Crown Castle, Inc.	169,198	16,530,645
Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	461,600	9,772,072
HP, Inc.	370,091	12,960,587
		22,732,659
Textiles, Apparel & Luxury Goods — 0.8%
Swatch Group AG	26,748	5,480,060
Tapestry, Inc.	187,125	8,007,079
		13,487,139
Tobacco — 1.6%
British American Tobacco PLC, ADR	855,161	26,450,130
Total Common Stocks — 98.0% (Cost: $1,375,206,855)		1,665,974,295
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA	102,087	$ 9,089,500
		9,089,500
Total Preferred Securities — 0.5% (Cost: $8,028,655)		9,089,500
Total Long-Term Investments — 98.5% (Cost: $1,383,235,510)		1,675,063,795
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (g)(h)	37,914,697	37,914,697
Total Short-Term Securities — 2.2% (Cost: $37,914,697)		37,914,697
Total Investments Before Options Written — 100.7% (Cost: $1,421,150,207)		1,712,978,492
Options Written — (0.9)% (Premiums Received: $(17,968,047))		(15,880,803)
Total Investments, Net of Options Written — 99.8% (Cost: $1,403,182,160)		1,697,097,689
Other Assets Less Liabilities — 0.2%		2,786,928
Net Assets — 100.0%		$ 1,699,884,617

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares (a)	$ —	$ 896 (b)	$ —	$ (896)	$ —	$ —	—	$ 395 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,204,534	32,710,163 (b)	—	—	—	37,914,697	37,914,697	755,375	—
				$ (896)	$ —	$ 37,914,697		$ 755,770	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
American International Group, Inc.	936	07/05/24	USD	80.00	USD	6,949	$ (18,720)
Citigroup, Inc.	673	07/05/24	USD	63.00	USD	4,271	(71,674)
JPMorgan Chase & Co.	164	07/05/24	USD	200.00	USD	3,317	(58,302)
Micron Technology, Inc.	273	07/05/24	USD	131.00	USD	3,591	(87,906)
Microsoft Corp.	174	07/05/24	USD	430.00	USD	7,777	(310,590)
Tapestry, Inc.	170	07/05/24	USD	43.00	USD	727	(7,225)
Verizon Communications, Inc.	617	07/05/24	USD	42.00	USD	2,545	(4,936)
Visa, Inc., Class A	93	07/05/24	USD	275.00	USD	2,441	(2,093)
American Electric Power Co., Inc.	629	07/08/24	USD	90.05	USD	5,519	(15,073)
Hasbro, Inc.	556	07/08/24	USD	64.50	USD	3,253	(1,292)
British American Tobacco PLC, ADR	642	07/09/24	USD	30.50	USD	1,986	(40,244)
AT&T, Inc.	1,137	07/12/24	USD	18.50	USD	2,173	(76,179)
Baxter International, Inc.	1,131	07/12/24	USD	35.00	USD	3,783	(14,138)
Cardinal Health, Inc.	500	07/12/24	USD	100.00	USD	4,916	(28,750)
Charles Schwab Corp.	199	07/12/24	USD	76.00	USD	1,466	(7,264)
Cisco Systems, Inc.	995	07/12/24	USD	47.00	USD	4,727	(74,127)
Dollar General Corp.	107	07/12/24	USD	140.00	USD	1,415	(4,815)
Fidelity National Information Services, Inc.	782	07/12/24	USD	78.00	USD	5,893	(31,280)
Fox Corp., Class A	772	07/12/24	USD	35.00	USD	2,653	(23,160)
Hewlett Packard Enterprise Co.	846	07/12/24	USD	21.00	USD	1,791	(46,530)
Medtronic PLC	738	07/12/24	USD	81.00	USD	5,809	(15,498)
Micron Technology, Inc.	274	07/12/24	USD	131.00	USD	3,604	(118,505)
Microsoft Corp.	107	07/12/24	USD	425.00	USD	4,782	(257,335)
PG&E Corp.	1,294	07/12/24	USD	18.50	USD	2,259	(10,352)
Suncor Energy, Inc.	647	07/12/24	USD	42.00	USD	2,465	(139,105)
Verizon Communications, Inc.	616	07/12/24	USD	42.00	USD	2,540	(9,548)
Air Products and Chemicals, Inc.	89	07/19/24	USD	280.00	USD	2,297	(3,560)
Allegion PLC	551	07/19/24	USD	120.00	USD	6,510	(93,670)
American International Group, Inc.	459	07/19/24	USD	80.00	USD	3,408	(11,475)
AT&T, Inc.	1,089	07/19/24	USD	18.00	USD	2,081	(123,601)
Bank of America Corp.	878	07/19/24	USD	41.00	USD	3,492	(32,047)
Baxter International, Inc.	1,192	07/19/24	USD	35.00	USD	3,987	(23,840)
British American Tobacco PLC, ADR	1,022	07/19/24	USD	31.66	USD	3,161	(40,395)
Cardinal Health, Inc.	502	07/19/24	USD	100.00	USD	4,936	(56,475)
Charles Schwab Corp.	174	07/19/24	USD	75.00	USD	1,282	(29,493)
Cigna Group	192	07/19/24	USD	340.00	USD	6,347	(62,880)
Cisco Systems, Inc.	981	07/19/24	USD	47.50	USD	4,661	(55,917)
Citigroup, Inc.	692	07/19/24	USD	65.00	USD	4,391	(77,158)
Citizens Financial Group, Inc.	375	07/19/24	USD	37.50	USD	1,351	(17,813)

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cognizant Technology Solutions Corp., Class A	944	07/19/24	USD	70.00	USD	6,419	$ (56,640)
Cognizant Technology Solutions Corp., Class A	766	07/19/24	USD	72.50	USD	5,209	(15,320)
Edison International	263	07/19/24	USD	75.00	USD	1,889	(2,630)
Electronic Arts, Inc.	380	07/19/24	USD	137.78	USD	5,295	(124,381)
Elevance Health, Inc.	101	07/19/24	USD	550.00	USD	5,473	(78,780)
Eli Lilly & Co.	12	07/19/24	USD	820.00	USD	1,086	(108,630)
Enterprise Products Partners LP	577	07/19/24	USD	29.00	USD	1,672	(18,464)
Exelon Corp.	869	07/19/24	USD	39.00	USD	3,008	(8,690)
Fidelity National Financial, Inc., Class A	890	07/19/24	USD	50.75	USD	4,398	(41,605)
Fidelity National Information Services, Inc.	723	07/19/24	USD	77.50	USD	5,449	(56,032)
First Citizens BancShares, Inc., Class A	70	07/19/24	USD	1,660.00	USD	11,785	(386,400)
Fortrea Holdings, Inc.	571	07/19/24	USD	27.50	USD	1,333	(9,993)
Fox Corp., Class A	632	07/19/24	USD	34.00	USD	2,172	(58,460)
Goldman Sachs Group, Inc.	44	07/19/24	USD	460.00	USD	1,990	(38,060)
Hasbro, Inc.	651	07/19/24	USD	65.00	USD	3,808	(11,393)
HP, Inc.	194	07/19/24	USD	38.00	USD	679	(1,649)
Intercontinental Exchange, Inc.	272	07/19/24	USD	140.00	USD	3,723	(19,040)
International Flavors & Fragrances, Inc.	382	07/19/24	USD	100.00	USD	3,637	(21,965)
Johnson Controls International PLC	790	07/19/24	USD	70.00	USD	5,251	(23,700)
JPMorgan Chase & Co.	173	07/19/24	USD	210.00	USD	3,499	(26,729)
L3Harris Technologies, Inc.	426	07/19/24	USD	223.00	USD	9,567	(194,474)
Labcorp Holdings, Inc.	302	07/19/24	USD	220.00	USD	6,146	(10,570)
Lear Corp.	124	07/19/24	USD	133.06	USD	1,416	(297)
Leidos Holdings, Inc.	416	07/19/24	USD	145.00	USD	6,069	(118,560)
Medtronic PLC	318	07/19/24	USD	85.00	USD	2,503	(3,180)
Micron Technology, Inc.	255	07/19/24	USD	140.00	USD	3,354	(57,120)
Micron Technology, Inc.	274	07/19/24	USD	120.00	USD	3,604	(347,980)
Microsoft Corp.	8	07/19/24	USD	450.00	USD	358	(4,960)
Mid-America Apartment Communities, Inc.	179	07/19/24	USD	140.00	USD	2,553	(65,335)
PG&E Corp.	1,145	07/19/24	USD	18.02	USD	1,999	(10,092)
Raymond James Financial, Inc.	166	07/19/24	USD	128.00	USD	2,052	(9,723)
Sealed Air Corp.	550	07/19/24	USD	40.00	USD	1,913	(22,000)
Sempra	596	07/19/24	USD	78.00	USD	4,533	(24,727)
SS&C Technologies Holdings, Inc.	1,511	07/19/24	USD	65.00	USD	9,469	(45,330)
Stanley Black & Decker, Inc.	375	07/19/24	USD	95.00	USD	2,996	(2,813)
Suncor Energy, Inc.	770	07/19/24	USD	42.00	USD	2,934	(5,005)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	139	07/19/24	USD	160.00	USD	2,416	(231,435)
Tapestry, Inc.	319	07/19/24	USD	45.00	USD	1,365	(9,570)
Unilever PLC, ADR	1,491	07/19/24	USD	49.27	USD	8,199	(887,491)
Verizon Communications, Inc.	658	07/19/24	USD	41.00	USD	2,714	(41,783)
Visa, Inc., Class A	41	07/19/24	USD	285.00	USD	1,076	(759)
Wells Fargo & Co.	2,140	07/19/24	USD	62.50	USD	12,709	(116,630)
Westinghouse Air Brake Technologies Corp.	348	07/19/24	USD	165.00	USD	5,500	(21,750)
Willis Towers Watson PLC	330	07/19/24	USD	260.00	USD	8,651	(183,150)
American Electric Power Co., Inc.	629	07/22/24	USD	90.05	USD	5,519	(44,969)
British American Tobacco PLC, ADR	1,171	07/24/24	USD	30.83	USD	3,622	(84,641)
American International Group, Inc.	577	07/26/24	USD	79.00	USD	4,284	(54,815)
AT&T, Inc.	306	07/26/24	USD	19.00	USD	585	(14,535)
Cisco Systems, Inc.	994	07/26/24	USD	47.00	USD	4,722	(93,933)
Citigroup, Inc.	836	07/26/24	USD	63.00	USD	5,305	(165,110)
Comcast Corp., Class A	2,089	07/26/24	USD	39.00	USD	8,181	(205,766)
CVS Health Corp.	293	07/26/24	USD	64.00	USD	1,730	(8,058)
Dollar General Corp.	260	07/26/24	USD	135.00	USD	3,438	(88,400)
Eli Lilly & Co.	80	07/26/24	USD	900.00	USD	7,243	(224,000)
Enterprise Products Partners LP	631	07/26/24	USD	29.00	USD	1,829	(24,609)
Fidelity National Information Services, Inc.	698	07/26/24	USD	77.00	USD	5,260	(85,505)
General Motors Co.	527	07/26/24	USD	48.00	USD	2,448	(51,646)
Hewlett Packard Enterprise Co.	846	07/26/24	USD	23.50	USD	1,791	(12,690)
HP, Inc.	194	07/26/24	USD	39.00	USD	679	(1,649)
Humana, Inc.	109	07/26/24	USD	360.00	USD	4,073	(206,010)
Medtronic PLC	424	07/26/24	USD	82.00	USD	3,337	(15,688)
Micron Technology, Inc.	54	07/26/24	USD	170.00	USD	710	(1,701)
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
PG&E Corp.	1,711	07/26/24	USD	18.74	USD	2,987	$ (30,269)
RTX Corp.	677	07/26/24	USD	107.00	USD	6,796	(34,527)
Suncor Energy, Inc.	1,331	07/26/24	USD	39.00	USD	5,071	(63,222)
Tapestry, Inc.	181	07/26/24	USD	43.00	USD	774	(33,485)
Verizon Communications, Inc.	597	07/26/24	USD	42.00	USD	2,462	(22,921)
Visa, Inc., Class A	89	07/26/24	USD	285.00	USD	2,336	(8,188)
American International Group, Inc.	578	08/02/24	USD	75.00	USD	4,291	(154,615)
AT&T, Inc.	895	08/02/24	USD	19.00	USD	1,710	(46,092)
Bank of America Corp.	780	08/02/24	USD	41.00	USD	3,102	(83,460)
Baxter International, Inc.	1,101	08/02/24	USD	35.00	USD	3,683	(82,575)
Cardinal Health, Inc.	780	08/02/24	USD	103.00	USD	7,669	(128,700)
Cigna Group	78	08/02/24	USD	345.00	USD	2,578	(36,270)
Citigroup, Inc.	1,062	08/02/24	USD	63.00	USD	6,739	(263,376)
Comcast Corp., Class A	1,477	08/02/24	USD	38.00	USD	5,784	(292,446)
CVS Health Corp.	1,139	08/02/24	USD	64.00	USD	6,727	(72,896)
Electronic Arts, Inc.	380	08/02/24	USD	141.00	USD	5,295	(140,600)
Eli Lilly & Co.	16	08/02/24	USD	935.00	USD	1,449	(25,600)
Enterprise Products Partners LP	1,113	08/02/24	USD	28.00	USD	3,225	(131,890)
Fox Corp., Class A	599	08/02/24	USD	35.00	USD	2,059	(44,925)
General Motors Co.	490	08/02/24	USD	49.00	USD	2,277	(41,895)
Hess Corp.	318	08/02/24	USD	151.50	USD	4,691	(119,810)
HP, Inc.	194	08/02/24	USD	39.00	USD	679	(2,522)
Humana, Inc.	23	08/02/24	USD	365.00	USD	859	(47,150)
JPMorgan Chase & Co.	307	08/02/24	USD	205.00	USD	6,209	(138,917)
Medtronic PLC	522	08/02/24	USD	82.00	USD	4,109	(50,895)
Micron Technology, Inc.	529	08/02/24	USD	143.00	USD	6,958	(162,667)
PG&E Corp.	1,220	08/02/24	USD	18.49	USD	2,130	(12,701)
RTX Corp.	604	08/02/24	USD	103.00	USD	6,064	(98,754)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	145	08/02/24	USD	197.50	USD	2,520	(41,035)
Tapestry, Inc.	78	08/02/24	USD	42.00	USD	334	(15,015)
Thermo Fisher Scientific, Inc.	49	08/02/24	USD	580.00	USD	2,710	(37,485)
Verizon Communications, Inc.	457	08/02/24	USD	41.00	USD	1,885	(60,781)
Visa, Inc., Class A	163	08/02/24	USD	275.00	USD	4,278	(45,722)
American International Group, Inc.	734	08/09/24	USD	76.00	USD	5,449	(161,480)
Humana, Inc.	128	08/09/24	USD	390.00	USD	4,783	(133,120)
Air Products and Chemicals, Inc.	89	08/16/24	USD	278.33	USD	2,297	(18,979)
British American Tobacco PLC, ADR	642	08/16/24	USD	30.67	USD	1,986	(73,275)
Citigroup, Inc.	21	08/16/24	USD	62.50	USD	133	(5,618)
Citizens Financial Group, Inc.	630	08/16/24	USD	35.00	USD	2,270	(126,000)
Comcast Corp., Class A	1,314	08/16/24	USD	40.00	USD	5,146	(135,342)
CVS Health Corp.	1,167	08/16/24	USD	62.50	USD	6,892	(156,961)
Edison International	244	08/16/24	USD	72.50	USD	1,752	(35,380)
Elevance Health, Inc.	161	08/16/24	USD	550.00	USD	8,724	(229,425)
Enterprise Products Partners LP	949	08/16/24	USD	29.00	USD	2,750	(44,129)
Exelon Corp.	1,280	08/16/24	USD	35.68	USD	4,430	(64,978)
First Citizens BancShares, Inc., Class A	67	08/16/24	USD	1,720.00	USD	11,280	(402,000)
Fortrea Holdings, Inc.	571	08/16/24	USD	27.50	USD	1,333	(49,962)
General Motors Co.	1,395	08/16/24	USD	48.00	USD	6,481	(190,417)
Intercontinental Exchange, Inc.	272	08/16/24	USD	140.00	USD	3,723	(42,160)
International Flavors & Fragrances, Inc.	220	08/16/24	USD	100.00	USD	2,095	(60,500)
Johnson Controls International PLC	712	08/16/24	USD	72.50	USD	4,733	(46,280)
Keurig Dr. Pepper, Inc.	607	08/16/24	USD	34.56	USD	2,027	(39,473)
L3Harris Technologies, Inc.	525	08/16/24	USD	230.00	USD	11,790	(225,750)
Labcorp Holdings, Inc.	294	08/16/24	USD	220.00	USD	5,983	(54,390)
Leidos Holdings, Inc.	416	08/16/24	USD	150.00	USD	6,069	(141,440)
Medtronic PLC	282	08/16/24	USD	82.50	USD	2,220	(20,304)
Mid-America Apartment Communities, Inc.	170	08/16/24	USD	141.00	USD	2,424	(76,105)
Raymond James Financial, Inc.	37	08/16/24	USD	125.00	USD	457	(12,950)
Sealed Air Corp.	593	08/16/24	USD	37.50	USD	2,063	(38,545)
Sempra	705	08/16/24	USD	77.49	USD	5,362	(114,161)
SS&C Technologies Holdings, Inc.	1,570	08/16/24	USD	63.01	USD	9,839	(316,937)
Stanley Black & Decker, Inc.	243	08/16/24	USD	90.00	USD	1,941	(17,618)

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Wells Fargo & Co.	2,072	08/16/24	USD	60.00	USD	12,306	$ (396,788)
Westinghouse Air Brake Technologies Corp.	289	08/16/24	USD	171.81	USD	4,568	(28,181)
Willis Towers Watson PLC	294	08/16/24	USD	270.00	USD	7,707	(170,520)
Keurig Dr. Pepper, Inc.	678	08/27/24	USD	34.60	USD	2,265	(50,173)
Keurig Dr. Pepper, Inc.	640	09/09/24	USD	34.60	USD	2,138	(54,028)
Intercontinental Exchange, Inc.	295	09/20/24	USD	145.00	USD	4,038	(46,462)
							$ (13,361,222)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Newell Brands, Inc.	Bank of America N.A.	110,300	07/01/24	USD	8.31	USD	707	$ (1)
Sealed Air Corp.	Bank of America N.A.	92,500	07/01/24	USD	32.74	USD	3,218	(180,318)
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	54,000	07/02/24	USD	36.32	USD	1,946	(15,907)
Shell PLC	Morgan Stanley & Co. International PLC	260,300	07/02/24	GBP	30.05	GBP	7,386	(3)
BP PLC	Bank of America N.A.	855,000	07/03/24	GBP	5.14	GBP	4,072	(108)
Shell PLC	Citibank N.A.	90,800	07/03/24	GBP	29.59	GBP	2,576	(137)
Sony Group Corp.	Société Générale	43,200	07/03/24	JPY	12,417.50	JPY	592,325	(329,328)
BP PLC	Morgan Stanley & Co. International PLC	679,800	07/09/24	GBP	5.00	GBP	3,238	(6,376)
Alibaba Group Holding Ltd.	BNP Paribas SA	25,100	07/10/24	HKD	80.64	HKD	1,767	(45)
Prudential PLC	Morgan Stanley & Co. International PLC	31,400	07/11/24	GBP	8.60	GBP	225	(8)
Diageo PLC	Morgan Stanley & Co. International PLC	61,200	07/16/24	GBP	26.42	GBP	1,520	(1,860)
Komatsu Ltd.	BNP Paribas SA	58,900	07/16/24	JPY	4,597.47	JPY	276,802	(57,523)
Pernod Ricard SA	Citibank N.A.	7,300	07/16/24	EUR	139.48	EUR	930	(765)
Prudential PLC	Morgan Stanley & Co. International PLC	215,400	07/16/24	GBP	8.22	GBP	1,545	(1,353)
Shell PLC	Morgan Stanley & Co. International PLC	259,000	07/16/24	GBP	28.41	GBP	7,349	(129,867)
Swatch Group AG	Citibank N.A.	5,400	07/16/24	CHF	194.36	CHF	994	(6,781)
UBS Group AG, Registered Shares	Goldman Sachs International	80,500	07/16/24	CHF	28.67	CHF	2,124	(3,774)
WPP PLC	Morgan Stanley & Co. International PLC	185,900	07/16/24	GBP	8.37	GBP	1,347	(82)
Bayer AG, Class N, Registered Shares	UBS AG	130,200	07/18/24	EUR	29.52	EUR	3,427	(6,176)
Koninklijke Philips NV	Goldman Sachs International	133,000	07/18/24	EUR	26.09	EUR	3,123	(6,910)
Panasonic Holdings Corp.	Société Générale	104,400	07/18/24	JPY	1,441.96	JPY	138,079	(2,594)
CNH Industrial NV	JPMorgan Chase Bank N.A.	143,000	07/19/24	USD	10.42	USD	1,449	(25,202)
Komatsu Ltd.	BNP Paribas SA	57,400	07/23/24	JPY	4,715.63	JPY	269,753	(41,478)
Bayer AG, Class N, Registered Shares	Citibank N.A.	72,500	07/24/24	EUR	27.66	EUR	1,908	(19,890)
Koninklijke Philips NV	Goldman Sachs International	109,000	07/24/24	EUR	25.59	EUR	2,560	(14,500)
Panasonic Holdings Corp.	Société Générale	170,000	07/24/24	JPY	1,368.68	JPY	224,841	(16,128)
WPP PLC	Morgan Stanley & Co. International PLC	196,600	07/24/24	GBP	7.69	GBP	1,424	(10,577)
Pernod Ricard SA	Bank of America N.A.	13,100	07/25/24	EUR	144.46	EUR	1,669	(757)
Prudential PLC	Morgan Stanley & Co. International PLC	77,900	07/25/24	GBP	7.96	GBP	559	(3,777)
Crown Castle, Inc.	Bank of America N.A.	48,200	07/26/24	USD	100.75	USD	4,709	(74,752)
Prudential PLC	Morgan Stanley & Co. International PLC	135,800	07/30/24	GBP	7.32	GBP	974	(39,902)
Alibaba Group Holding Ltd.	UBS AG	128,000	08/02/24	HKD	76.81	HKD	9,009	(10,813)
AstraZeneca PLC	Goldman Sachs International	5,900	08/02/24	GBP	127.64	GBP	726	(12,573)
BP PLC	Bank of America N.A.	1,976,000	08/02/24	GBP	4.74	GBP	9,411	(308,960)
Henkel AG & Co. KGaA, Preference Shares	Bank of America N.A.	28,000	08/02/24	EUR	87.08	EUR	2,328	(19,248)
Sanofi SA	Bank of America N.A.	97,400	08/02/24	EUR	90.38	EUR	8,771	(263,845)
Sony Group Corp.	BNP Paribas SA	64,600	08/02/24	JPY	13,798.56	JPY	885,745	(148,274)
WPP PLC	UBS AG	262,400	08/02/24	GBP	7.72	GBP	1,901	(19,308)
Newell Brands, Inc.	BNP Paribas SA	113,000	08/05/24	USD	7.80	USD	724	(11,912)
AstraZeneca PLC	Bank of America N.A.	25,800	08/06/24	GBP	127.70	GBP	3,176	(62,086)
Koninklijke Philips NV	Citibank N.A.	210,600	08/06/24	EUR	25.63	EUR	4,945	(56,976)
Swatch Group AG	Citibank N.A.	9,400	08/06/24	CHF	199.00	CHF	1,730	(17,956)
Sealed Air Corp.	Citibank N.A.	56,900	08/07/24	USD	39.75	USD	1,980	(13,941)
UBS Group AG, Registered Shares	Citibank N.A.	87,800	08/07/24	CHF	27.04	CHF	2,317	(58,958)
Alibaba Group Holding Ltd.	BNP Paribas SA	115,500	08/13/24	HKD	76.44	HKD	8,129	(16,266)
Henkel AG & Co. KGaA, Preference Shares	Bank of America N.A.	28,000	08/13/24	EUR	87.08	EUR	2,328	(25,762)
Panasonic Holdings Corp.	UBS AG	141,200	08/13/24	JPY	1,331.84	JPY	186,751	(36,977)
Sanofi SA	JPMorgan Chase Bank N.A.	53,700	08/13/24	EUR	91.96	EUR	4,836	(129,807)
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Fidelity National Financial, Inc., Class A	Morgan Stanley & Co. International PLC	95,200	08/19/24	USD	50.56	USD	4,705	$ (123,330)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	22,400	08/26/24	USD	98.27	USD	2,188	(89,248)
Crown Castle, Inc.	Morgan Stanley & Co. International PLC	22,400	09/23/24	USD	98.19	USD	2,188	(96,462)
								$ (2,519,581)
Balances Reported in the Consolidated Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 6,323,072	$ (4,235,828)	$ (15,880,803)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 15,880,803	$ —	$ —	$ —	$ 15,880,803
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (35,448,018)	$ —	$ —	$ —	$ (35,448,018)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 17,961,346	$ —	$ —	$ —	$ 17,961,346
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts written	$ 25,383,309
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 15,880,803
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	—	15,880,803
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(13,361,222)
Total derivative assets and liabilities subject to an MNA	$ —	$ 2,519,581

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 935,837	$ —	$ (935,837)	$ —	$ —
BNP Paribas SA	275,498	—	—	—	275,498
Citibank N.A.	175,404	—	(175,404)	—	—
Goldman Sachs International	37,757	—	(37,757)	—	—
JPMorgan Chase Bank N.A.	155,009	—	(155,009)	—	—
Morgan Stanley & Co. International PLC	518,752	—	(518,752)	—	—
Société Générale	348,050	—	—	—	348,050
UBS AG	73,274	—	(73,274)	—	—
	$ 2,519,581	$ —	$ (1,896,033)	$ —	$ 623,548

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 62,233,690	$ —	$ —	$ 62,233,690
Automobile Components	7,283,857	—	—	7,283,857
Automobiles	30,052,372	—	—	30,052,372
Banks	202,489,678	—	—	202,489,678
Beverages	11,691,937	8,530,324	—	20,222,261
Broadline Retail	—	6,052,121	—	6,052,121
Building Products	27,128,977	—	—	27,128,977
Capital Markets	34,180,551	8,982,594	—	43,163,145
Chemicals	27,904,710	—	—	27,904,710
Communications Equipment	25,660,198	—	—	25,660,198
Consumer Staples Distribution & Retail	17,424,873	—	—	17,424,873
Containers & Packaging	22,938,786	—	—	22,938,786
Diversified Telecommunication Services	31,350,097	—	—	31,350,097
Electric Utilities	63,348,828	—	—	63,348,828
Entertainment	19,262,094	—	—	19,262,094
Financial Services	59,250,433	—	16,146,708	75,397,141
Food Products	33,327,240	—	—	33,327,240
Health Care Equipment & Supplies	61,333,751	17,121,431	—	78,455,182
Health Care Providers & Services	152,107,992	—	—	152,107,992
Household Durables	5,371,023	22,905,406	—	28,276,429
Insurance	90,684,621	7,589,933	—	98,274,554
IT Services	21,146,776	—	—	21,146,776
Leisure Products	12,633,894	—	—	12,633,894
Life Sciences Tools & Services	9,815,238	—	—	9,815,238
Machinery	29,906,445	6,174,894	—	36,081,339
Media	47,270,571	10,736,304	—	58,006,875
Multi-Utilities	18,005,380	—	—	18,005,380
Oil, Gas & Consumable Fuels	53,482,311	78,214,315	15,487,288	147,183,914
Personal Care Products	10,955,438	—	—	10,955,438
Pharmaceuticals	21,498,981	45,840,174	—	67,339,155
Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$ 55,527,928	$ —	$ —	$ 55,527,928
Residential REITs	9,054,309	—	—	9,054,309
Semiconductors & Semiconductor Equipment	48,665,557	—	—	48,665,557
Software	20,003,694	—	—	20,003,694
Specialized REITs	16,530,645	—	—	16,530,645
Technology Hardware, Storage & Peripherals	22,732,659	—	—	22,732,659
Textiles, Apparel & Luxury Goods	8,007,079	5,480,060	—	13,487,139
Tobacco	26,450,130	—	—	26,450,130
Preferred Securities
Preferred Stocks	—	9,089,500	—	9,089,500
Short-Term Securities
Money Market Funds	37,914,697	—	—	37,914,697
	$ 1,454,627,440	$ 226,717,056	$ 31,633,996	$ 1,712,978,492
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (10,819,827)	$ (5,060,976)	$ —	$ (15,880,803)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets
Opening balance, as of December 31, 2023	$ 26,546,732
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) (a)(b)	5,170,232
Purchases	3,045,369
Sales	(3,128,337)
Closing balance, as of June 30, 2024	$ 31,633,996
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ 5,170,232

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 31,633,996	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	7.50x	—
	$ 31,633,996

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 1.8%
TELUS Corp.	879,228	$ 13,310,036
Denmark — 3.2%
Novo Nordisk A/S, Class B	167,375	23,948,811
France — 6.1%
Air Liquide SA	90,049	15,541,330
L ’ Oreal SA	30,573	13,457,182
LVMH Moet Hennessy Louis Vuitton SE	21,766	16,711,734
		45,710,246
India — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $2,637,143) (a)(b)(c)	566,400	261,914
Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	22,422,100	6,287,075
Mexico — 1.5%
Wal-Mart de Mexico SAB de CV	3,288,395	11,190,788
Netherlands — 1.6%
Koninklijke KPN NV	3,151,781	12,079,937
Singapore — 1.1%
DBS Group Holdings Ltd.	318,524	8,389,540
Switzerland — 1.5%
Zurich Insurance Group AG, Class N	20,941	11,155,177
Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	836,000	24,768,684
United Kingdom — 10.5%
AstraZeneca PLC	143,163	22,280,882
BAE Systems PLC	698,996	11,642,916
Diageo PLC	401,868	12,616,234
RELX PLC	452,844	20,723,455
Taylor Wimpey PLC	6,272,545	11,232,377
		78,495,864
United States — 68.6%
AbbVie, Inc. (d)(e)	108,687	18,642,019
Accenture PLC, Class A	48,885	14,832,198
Allegion PLC	130,351	15,400,971
Alphabet, Inc., Class A	84,893	15,463,260
Apple, Inc. (d)(e)	107,068	22,550,662
Applied Materials, Inc.	57,933	13,671,609
Assurant, Inc. (e)	41,501	6,899,541
Baker Hughes Co., Class A (d)	442,901	15,576,828
Charles Schwab Corp.	145,813	10,744,960
Citizens Financial Group, Inc. (d)	429,755	15,484,073
Hubbell, Inc. (d)	34,804	12,720,166
Intercontinental Exchange, Inc. (e)	106,248	14,544,289
M&T Bank Corp.	80,031	12,113,492
Mastercard, Inc., Class A	15,561	6,864,891
Meta Platforms, Inc., Class A	31,247	15,755,362
Security	Shares	Value
United States (continued)
Microsoft Corp. (e)	82,630	$ 36,931,478
Mondelez International, Inc., Class A (e)	261,326	17,101,173
Moody ’ s Corp.	29,471	12,405,228
Nestle SA, Class N, Registered Shares	213,444	21,787,140
Oracle Corp. (d)	81,086	11,449,343
Otis Worldwide Corp.	159,675	15,370,315
Paychex, Inc. (d)	127,308	15,093,636
Philip Morris International, Inc. (d)(e)	149,817	15,180,956
Republic Services, Inc. (d)	75,952	14,760,512
Salesforce, Inc.	46,097	11,851,539
Sanofi SA	156,434	15,086,985
Shell PLC	393,487	14,179,826
Texas Instruments, Inc. (d)	116,090	22,582,988
Union Pacific Corp. (d)	83,542	18,902,213
United Parcel Service, Inc., Class B (e)	96,388	13,190,698
UnitedHealth Group, Inc. (d)	42,211	21,496,374
Williams Cos., Inc. (e)	369,074	15,685,645
Zoetis, Inc., Class A	48,208	8,357,339
		512,677,709
Total Long-Term Investments — 100.1% (Cost: $592,710,902)		748,275,781
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (f)(g)	2,304,270	2,304,270
Total Short-Term Securities — 0.3% (Cost: $2,304,270)		2,304,270
Total Investments Before Options Written — 100.4% (Cost: $595,015,172)		750,580,051
Options Written — (1.0)% (Premiums Received: $(7,078,012))		(7,723,197)
Total Investments, Net of Options Written — 99.4% (Cost: $587,937,160)		742,856,854
Other Assets Less Liabilities — 0.6%		4,163,258
Net Assets — 100.0%		$ 747,020,112

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $261,914, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,668,223	$ —	$ (363,953) (a)	$ —	$ —	$ 2,304,270	2,304,270	$ 174,795	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Otis Worldwide Corp.	112	07/02/24	USD	97.50	USD	1,078	$ (1,944)
Applied Materials, Inc.	58	07/05/24	USD	225.00	USD	1,369	(62,205)
Mastercard, Inc., Class A	35	07/05/24	USD	455.00	USD	1,544	(1,138)
Microsoft Corp.	76	07/05/24	USD	430.00	USD	3,397	(135,660)
AbbVie, Inc.	166	07/12/24	USD	160.00	USD	2,847	(196,295)
Apple, Inc.	205	07/12/24	USD	200.00	USD	4,318	(241,900)
Charles Schwab Corp.	275	07/12/24	USD	76.00	USD	2,026	(10,038)
Mastercard, Inc., Class A	35	07/12/24	USD	455.00	USD	1,544	(4,200)
Meta Platforms, Inc., Class A	41	07/12/24	USD	495.00	USD	2,067	(68,265)
Microsoft Corp.	53	07/12/24	USD	425.00	USD	2,369	(127,465)
Mondelez International, Inc., Class A	454	07/12/24	USD	69.00	USD	2,971	(9,080)
Texas Instruments, Inc.	70	07/12/24	USD	195.00	USD	1,362	(22,225)
Union Pacific Corp.	101	07/12/24	USD	225.00	USD	2,285	(39,895)
United Parcel Service, Inc., Class B	167	07/12/24	USD	141.00	USD	2,285	(12,609)
UnitedHealth Group, Inc.	88	07/12/24	USD	505.00	USD	4,481	(89,320)
AbbVie, Inc.	214	07/19/24	USD	165.00	USD	3,671	(166,920)
Allegion PLC	508	07/19/24	USD	120.00	USD	6,002	(86,360)
Alphabet, Inc., Class A	191	07/19/24	USD	185.00	USD	3,479	(49,660)
Apple, Inc.	101	07/19/24	USD	190.00	USD	2,127	(224,220)
Applied Materials, Inc.	197	07/19/24	USD	220.00	USD	4,649	(356,570)
Assurant, Inc.	66	07/19/24	USD	185.00	USD	1,097	(31,680)
Baker Hughes Co., Class A	224	07/19/24	USD	34.00	USD	788	(35,840)
Charles Schwab Corp.	381	07/19/24	USD	75.00	USD	2,808	(64,579)
Citizens Financial Group, Inc.	1,087	07/19/24	USD	37.50	USD	3,916	(51,633)
Hubbell, Inc.	78	07/19/24	USD	410.00	USD	2,851	(39,000)
Intercontinental Exchange, Inc.	358	07/19/24	USD	140.00	USD	4,901	(25,060)
M&T Bank Corp.	196	07/19/24	USD	160.00	USD	2,967	(22,540)
Meta Platforms, Inc., Class A	41	07/19/24	USD	525.00	USD	2,067	(24,190)
Microsoft Corp.	171	07/19/24	USD	450.00	USD	7,643	(106,020)
Mondelez International, Inc., Class A	266	07/19/24	USD	70.00	USD	1,741	(3,990)
Oracle Corp.	284	07/19/24	USD	130.00	USD	4,010	(328,730)
Otis Worldwide Corp.	111	07/19/24	USD	97.50	USD	1,068	(11,655)
Paychex, Inc.	333	07/19/24	USD	130.00	USD	3,948	(3,330)
Philip Morris International, Inc.	430	07/19/24	USD	100.00	USD	4,357	(99,975)
Republic Services, Inc.	121	07/19/24	USD	190.00	USD	2,352	(64,130)
TELUS Corp.	1,126	07/19/24	CAD	22.50	CAD	2,332	(4,938)
Texas Instruments, Inc.	185	07/19/24	USD	195.00	USD	3,599	(75,387)
Union Pacific Corp.	130	07/19/24	USD	240.00	USD	2,941	(5,200)
Williams Cos., Inc.	457	07/19/24	USD	41.00	USD	1,942	(84,545)
Zoetis, Inc., Class A	83	07/19/24	USD	175.00	USD	1,439	(25,315)
Accenture PLC, Class A	97	07/26/24	USD	305.00	USD	2,943	(61,110)
Apple, Inc.	94	07/26/24	USD	220.00	USD	1,980	(17,907)
Applied Materials, Inc.	34	07/26/24	USD	240.00	USD	802	(23,460)
Microsoft Corp.	171	07/26/24	USD	455.00	USD	7,643	(152,617)
Mondelez International, Inc., Class A	455	07/26/24	USD	67.00	USD	2,978	(47,775)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Oracle Corp.	246	07/26/24	USD	140.00	USD	3,474	$ (85,362)
Philip Morris International, Inc.	302	07/26/24	USD	101.00	USD	3,060	(88,335)
Texas Instruments, Inc.	120	07/26/24	USD	205.00	USD	2,334	(28,680)
UnitedHealth Group, Inc.	54	07/26/24	USD	510.00	USD	2,750	(89,910)
Williams Cos., Inc.	417	07/26/24	USD	42.00	USD	1,772	(57,337)
AbbVie, Inc.	228	08/02/24	USD	175.00	USD	3,911	(72,390)
Accenture PLC, Class A	74	08/02/24	USD	310.00	USD	2,245	(37,740)
Alphabet, Inc., Class A	191	08/02/24	USD	185.00	USD	3,479	(119,375)
Apple, Inc.	81	08/02/24	USD	215.00	USD	1,706	(45,765)
Applied Materials, Inc.	29	08/02/24	USD	250.00	USD	684	(15,080)
Meta Platforms, Inc., Class A	58	08/02/24	USD	555.00	USD	2,924	(58,725)
Texas Instruments, Inc.	185	08/02/24	USD	200.00	USD	3,599	(79,087)
Union Pacific Corp.	130	08/02/24	USD	230.00	USD	2,941	(61,100)
United Parcel Service, Inc., Class B	170	08/02/24	USD	140.00	USD	2,326	(55,675)
Assurant, Inc.	120	08/16/24	USD	175.00	USD	1,995	(40,800)
Baker Hughes Co., Class A	726	08/16/24	USD	33.58	USD	2,553	(164,189)
Citizens Financial Group, Inc.	364	08/16/24	USD	35.00	USD	1,311	(72,800)
Hubbell, Inc.	78	08/16/24	USD	400.00	USD	2,851	(48,750)
Intercontinental Exchange, Inc.	119	08/16/24	USD	140.00	USD	1,629	(18,445)
M&T Bank Corp.	164	08/16/24	USD	150.00	USD	2,482	(113,980)
Moody ’ s Corp.	132	08/16/24	USD	430.00	USD	5,556	(141,900)
Otis Worldwide Corp.	495	08/16/24	USD	97.50	USD	4,765	(117,562)
Paychex, Inc.	333	08/16/24	USD	130.00	USD	3,948	(7,493)
Republic Services, Inc.	220	08/16/24	USD	195.00	USD	4,275	(103,400)
TELUS Corp.	1,126	08/16/24	CAD	22.50	CAD	2,332	(6,585)
UnitedHealth Group, Inc.	5	08/16/24	USD	510.00	USD	255	(9,913)
Williams Cos., Inc.	417	08/16/24	USD	42.00	USD	1,772	(66,720)
Zoetis, Inc., Class A	133	08/16/24	USD	175.00	USD	2,306	(87,115)
Baker Hughes Co., Class A	376	08/27/24	USD	34.85	USD	1,322	(61,867)
TELUS Corp.	825	09/20/24	CAD	23.00	CAD	1,709	(6,030)
							$ (5,278,685)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	48,200	07/02/24	USD	36.32	USD	1,737	$ (14,198)
Koninklijke KPN NV	Goldman Sachs International	463,500	07/02/24	EUR	3.48	EUR	1,659	(52,984)
Taylor Wimpey PLC	Goldman Sachs International	397,000	07/02/24	GBP	1.47	GBP	562	(1,104)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	463,500	07/03/24	EUR	3.48	EUR	1,659	(53,654)
Nestle SA, Class N, Registered Shares	Goldman Sachs International	67,100	07/03/24	CHF	96.53	CHF	6,154	(252)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	544,000	07/03/24	GBP	1.47	GBP	771	(2,056)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	545,000	07/09/24	GBP	1.47	GBP	772	(6,228)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	81,200	07/09/24	GBP	1.50	GBP	115	(494)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	799,700	07/09/24	MXN	67.98	MXN	49,789	(178)
Zurich Insurance Group AG, Class N	Goldman Sachs International	12,900	07/09/24	CHF	482.33	CHF	6,174	(43,237)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	92,000	07/10/24	TWD	891.28	USD	88,427	(217,453)
Novo Nordisk A/S, Class B	Bank of America N.A.	11,500	07/11/24	DKK	923.52	DKK	11,459	(139,701)
RELX PLC	Morgan Stanley & Co. International PLC	45,700	07/11/24	EUR	41.33	EUR	1,953	(88,022)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	21,000	07/16/24	SGD	35.92	SGD	750	(6,639)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	415,700	07/16/24	MXN	65.87	MXN	25,881	(4,995)
Air Liquide SA	Morgan Stanley & Co. International PLC	18,480	07/18/24	EUR	171.18	EUR	2,978	(13,719)
AstraZeneca PLC	Citibank N.A.	3,700	07/18/24	GBP	127.76	GBP	456	(3,571)
BAE Systems PLC	Morgan Stanley & Co. International PLC	142,200	07/18/24	GBP	14.27	GBP	1,874	(7,084)
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	9,700	07/18/24	EUR	771.21	EUR	6,954	(40,920)
Novo Nordisk A/S, Class B	Bank of America N.A.	31,800	07/18/24	DKK	983.01	DKK	31,686	(177,914)
Taylor Wimpey PLC	Goldman Sachs International	501,300	07/18/24	GBP	1.54	GBP	710	(3,593)
RELX PLC	Morgan Stanley & Co. International PLC	76,700	07/23/24	EUR	42.87	EUR	3,277	(74,846)
Shell PLC	Bank of America N.A.	32,700	07/23/24	EUR	33.17	EUR	1,100	(27,893)
BAE Systems PLC	Citibank N.A.	172,400	07/24/24	GBP	14.12	GBP	2,272	(15,791)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Koninklijke KPN NV	Citibank N.A.	568,500	07/24/24	EUR	3.49	EUR	2,035	$ (74,595)
L ’ Oreal SA	Citibank N.A.	6,900	07/24/24	EUR	458.17	EUR	2,836	(4,276)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	415,600	07/24/24	MXN	65.61	MXN	25,875	(10,632)
DBS Group Holdings Ltd.	Bank of America N.A.	122,200	07/25/24	SGD	36.55	SGD	4,364	(26,360)
RELX PLC	Morgan Stanley & Co. International PLC	36,500	07/30/24	EUR	41.85	EUR	1,560	(66,468)
Shell PLC	Morgan Stanley & Co. International PLC	105,100	07/30/24	EUR	33.19	EUR	3,536	(100,708)
Air Liquide SA	Morgan Stanley & Co. International PLC	22,000	08/02/24	EUR	168.18	EUR	3,545	(50,786)
AstraZeneca PLC	Goldman Sachs International	30,400	08/02/24	GBP	127.64	GBP	3,743	(64,785)
Diageo PLC	Bank of America N.A.	111,400	08/02/24	GBP	26.42	GBP	2,767	(20,422)
L ’ Oreal SA	Goldman Sachs International	6,800	08/02/24	EUR	464.43	EUR	2,795	(5,724)
Nestle SA, Class N, Registered Shares	Citibank N.A.	28,900	08/02/24	CHF	97.95	CHF	2,650	(10,244)
Sanofi SA	Bank of America N.A.	29,000	08/02/24	EUR	90.38	EUR	2,612	(78,558)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	98,000	08/02/24	TWD	955.76	USD	94,194	(133,577)
Taylor Wimpey PLC	Citibank N.A.	754,100	08/02/24	GBP	1.54	GBP	1,068	(13,756)
AstraZeneca PLC	Bank of America N.A.	30,400	08/06/24	GBP	127.70	GBP	3,743	(73,156)
Koninklijke KPN NV	Citibank N.A.	394,500	08/06/24	EUR	3.57	EUR	1,412	(21,251)
Novo Nordisk A/S, Class B	Goldman Sachs International	7,500	08/06/24	DKK	1,005.73	DKK	7,473	(41,490)
RELX PLC	Morgan Stanley & Co. International PLC	44,900	08/06/24	EUR	43.51	EUR	1,919	(35,465)
Baker Hughes Co., Class A	Morgan Stanley & Co. International PLC	22,400	08/12/24	USD	32.39	USD	788	(70,444)
Diageo PLC	Citibank N.A.	69,400	08/13/24	GBP	25.53	GBP	1,724	(46,693)
Novo Nordisk A/S, Class B	Goldman Sachs International	29,100	08/13/24	DKK	1,027.66	DKK	28,996	(140,515)
Sanofi SA	JPMorgan Chase Bank N.A.	25,800	08/13/24	EUR	91.96	EUR	2,323	(62,365)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	98,000	08/13/24	TWD	955.76	USD	94,194	(151,493)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	186,000	08/13/24	TWD	1,017.60	USD	178,777	(144,223)
								$ (2,444,512)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 1,907,908	$ (2,553,093)	$ (7,723,197)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 7,723,197	$ —	$ —	$ —	$ 7,723,197
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (10,474,118)	$ —	$ —	$ —	$ (10,474,118)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 3,522,195	$ —	$ —	$ —	$ 3,522,195

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts written	$ 8,947,032
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 7,723,197
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	7,723,197
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(5,278,685)
Total derivative assets and liabilities subject to an MNA	$ —	$ 2,444,512
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 1,046,527	$ —	$ (1,046,527)	$ —	$ —
Citibank N.A.	231,097	—	(231,097)	—	—
Goldman Sachs International	353,684	—	(353,684)	—	—
JPMorgan Chase Bank N.A.	213,227	—	(193,673)	—	19,554
Morgan Stanley & Co. International PLC	599,977	—	(599,977)	—	—
	$ 2,444,512	$ —	$ (2,424,958)	$ —	$ 19,554

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 13,310,036	$ —	$ —	$ 13,310,036
Denmark	—	23,948,811	—	23,948,811
France	—	45,710,246	—	45,710,246
India	—	—	261,914	261,914
Indonesia	—	6,287,075	—	6,287,075
Mexico	11,190,788	—	—	11,190,788
Netherlands	—	12,079,937	—	12,079,937
Singapore	—	8,389,540	—	8,389,540
Switzerland	—	11,155,177	—	11,155,177
Taiwan	—	24,768,684	—	24,768,684
United Kingdom	—	78,495,864	—	78,495,864
United States	461,623,758	51,053,951	—	512,677,709
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 2,304,270	$ —	$ —	$ 2,304,270
	$ 488,428,852	$ 261,889,285	$ 261,914	$ 750,580,051
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (5,050,685)	$ (2,672,512)	$ —	$ (7,723,197)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.2%
B3 SA - Brasil Bolsa Balcao	4,079,988	$ 7,473,762
Canada — 5.4%
Canadian National Railway Co.	134,092	15,845,409
Teck Resources Ltd., Class B (a)	126,393	6,057,034
TELUS Corp.	797,205	12,068,357
		33,970,800
Denmark — 5.4%
Novo Nordisk A/S, Class B	237,548	33,989,497
France — 8.9%
Air Liquide SA	123,850	21,374,959
Cie de Saint-Gobain SA	159,333	12,391,986
LVMH Moet Hennessy Louis Vuitton SE	29,067	22,317,375
		56,084,320
Germany — 7.0%
adidas AG, Class N	53,464	12,765,415
Beiersdorf AG	122,485	17,927,633
MTU Aero Engines AG, Class N	51,092	13,026,071
		43,719,119
India — 2.6%
AceVector Limited, Series I, (Acquired 01/25/22, Cost: $3,948,600) (a)(b)(c)	848,000	392,132
HDFC Bank Ltd.	782,464	15,801,228
		16,193,360
Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	26,413,700	7,406,305
Italy — 2.8%
FinecoBank Banca Fineco SpA	1,185,084	17,609,465
Japan — 5.1%
Keyence Corp.	42,500	18,601,312
Sony Group Corp.	155,200	13,226,320
		31,827,632
Mexico — 1.7%
Wal-Mart de Mexico SAB de CV	3,222,623	10,966,959
Netherlands — 6.4%
ASML Holding NV	24,088	24,549,667
Koninklijke KPN NV	4,165,964	15,967,030
		40,516,697
Singapore — 4.4%
DBS Group Holdings Ltd.	479,740	12,635,776
United Overseas Bank Ltd.	653,100	15,064,613
		27,700,389
Sweden — 6.2%
Assa Abloy AB, Class B	757,324	21,447,813
Atlas Copco AB, Class A	948,853	17,815,891
		39,263,704
Switzerland — 1.5%
Zurich Insurance Group AG, Class N	17,802	9,483,046
Security	Shares	Value
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,297,000	$ 38,427,013
United Kingdom — 14.4%
AstraZeneca PLC	144,630	22,509,195
BAE Systems PLC	781,046	13,009,593
Diageo PLC	500,084	15,699,625
RELX PLC	518,745	23,739,276
Smith & Nephew PLC	492,926	6,108,487
Taylor Wimpey PLC	5,469,595	9,794,517
		90,860,693
United States — 20.1%
Baker Hughes Co., Class A (d)(e)	730,834	25,703,432
Nestle SA, Class N, Registered Shares	149,393	15,249,181
Otis Worldwide Corp. (d)(e)	135,915	13,083,178
Sanofi SA	164,875	15,901,061
Shell PLC	504,615	18,184,471
Texas Instruments, Inc. (d)(e)	109,115	21,226,141
Visa, Inc., Class A (d)(e)	66,147	17,361,603
		126,709,067
Total Long-Term Investments — 100.4% (Cost: $502,037,248)		632,201,828
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (f)(g)	4,885,161	4,885,161
Total Short-Term Securities — 0.8% (Cost: $4,885,161)		4,885,161
Total Investments Before Options Written — 101.2% (Cost: $506,922,409)		637,086,989
Options Written — (0.9)% (Premiums Received: $(5,843,174))		(5,539,625)
Total Investments, Net of Options Written — 100.3% (Cost: $501,079,235)		631,547,364
Liabilities in Excess of Other Assets — (0.3)%		(1,766,004)
Net Assets — 100.0%		$ 629,781,360

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $392,132, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,260,103	$ —	$ (3,374,942) (a)	$ —	$ —	$ 4,885,161	4,885,161	$ 191,460	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Otis Worldwide Corp.	161	07/02/24	USD	97.50	USD	1,550	$ (2,794)
Visa, Inc., Class A	51	07/05/24	USD	275.00	USD	1,339	(1,148)
Texas Instruments, Inc.	120	07/12/24	USD	195.00	USD	2,334	(38,100)
Baker Hughes Co., Class A	381	07/19/24	USD	34.00	USD	1,340	(60,960)
Canadian National Railway Co.	241	07/19/24	CAD	180.00	CAD	3,896	(705)
Otis Worldwide Corp.	161	07/19/24	USD	97.50	USD	1,550	(16,905)
Teck Resources Ltd., Class B	284	07/19/24	CAD	74.00	CAD	1,862	(2,803)
TELUS Corp.	1,094	07/19/24	CAD	22.50	CAD	2,266	(4,798)
Texas Instruments, Inc.	155	07/19/24	USD	195.00	USD	3,015	(63,163)
Visa, Inc., Class A	35	07/19/24	USD	285.00	USD	919	(648)
Texas Instruments, Inc.	61	07/26/24	USD	205.00	USD	1,187	(14,579)
Visa, Inc., Class A	37	07/26/24	USD	285.00	USD	971	(3,404)
Texas Instruments, Inc.	155	08/02/24	USD	200.00	USD	3,015	(66,262)
Visa, Inc., Class A	240	08/02/24	USD	275.00	USD	6,299	(67,320)
Baker Hughes Co., Class A	1,401	08/16/24	USD	33.58	USD	4,927	(316,843)
Canadian National Railway Co.	320	08/16/24	CAD	175.00	CAD	5,173	(13,099)
Otis Worldwide Corp.	289	08/16/24	USD	97.50	USD	2,782	(68,637)
Teck Resources Ltd., Class B	160	08/16/24	CAD	70.00	CAD	1,049	(19,473)
TELUS Corp.	1,094	08/16/24	CAD	22.50	CAD	2,266	(6,397)
Baker Hughes Co., Class A	394	08/27/24	USD	34.85	USD	1,386	(64,829)
TELUS Corp.	602	09/20/24	CAD	23.00	CAD	1,247	(4,400)
							$ (837,267)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Koninklijke KPN NV	Goldman Sachs International	344,200	07/02/24	EUR	3.48	EUR	1,232	$ (39,347)
Taylor Wimpey PLC	Goldman Sachs International	375,900	07/02/24	GBP	1.47	GBP	532	(1,045)
United Overseas Bank Ltd.	UBS AG	63,000	07/02/24	SGD	30.95	SGD	1,971	(17,292)
Koninklijke KPN NV	Morgan Stanley & Co. International PLC	501,000	07/03/24	EUR	3.47	EUR	1,793	(57,995)
Nestle SA, Class N, Registered Shares	Goldman Sachs International	18,700	07/03/24	CHF	96.53	CHF	1,715	(70)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	323,000	07/03/24	GBP	1.47	GBP	458	(1,221)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	645,000	07/09/24	GBP	1.50	GBP	914	(3,922)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	322,000	07/09/24	GBP	1.47	GBP	456	(3,680)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	466,300	07/09/24	MXN	67.98	MXN	29,032	(104)
Zurich Insurance Group AG, Class N	Goldman Sachs International	8,000	07/09/24	CHF	482.33	CHF	3,829	(26,814)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	70,000	07/10/24	TWD	891.28	USD	67,281	(165,453)
adidas AG, Class N	Bank of America N.A.	11,300	07/11/24	EUR	240.20	EUR	2,519	(11,166)
Assa Abloy AB, Class B	Bank of America N.A.	132,000	07/11/24	SEK	323.54	SEK	39,622	(2,819)
Atlas Copco AB, Class A	Citibank N.A.	228,000	07/11/24	SEK	205.82	SEK	45,374	(35,726)
Novo Nordisk A/S, Class B	Bank of America N.A.	26,600	07/11/24	DKK	923.52	DKK	26,505	(323,133)
RELX PLC	Morgan Stanley & Co. International PLC	46,100	07/11/24	EUR	41.33	EUR	1,970	(88,792)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sony Group Corp.	Société Générale	37,400	07/11/24	JPY	13,651.30	JPY	512,800	$ (59,370)
adidas AG, Class N	Bank of America N.A.	11,300	07/16/24	EUR	240.20	EUR	2,519	(18,937)
Atlas Copco AB, Class A	Citibank N.A.	129,800	07/16/24	SEK	202.67	SEK	25,831	(43,284)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	131,000	07/16/24	SGD	35.92	SGD	4,679	(41,416)
Diageo PLC	Morgan Stanley & Co. International PLC	76,600	07/16/24	GBP	26.42	GBP	1,902	(2,328)
MTU Aero Engines AG, Class N	Citibank N.A.	23,000	07/16/24	EUR	237.83	EUR	5,475	(147,168)
United Overseas Bank Ltd.	HSBC Bank PLC	156,600	07/16/24	SGD	30.87	SGD	4,898	(71,962)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	535,000	07/16/24	MXN	65.87	MXN	33,309	(6,428)
Air Liquide SA	Morgan Stanley & Co. International PLC	27,170	07/18/24	EUR	171.18	EUR	4,379	(20,170)
ASML Holding NV	Citibank N.A.	2,800	07/18/24	EUR	917.38	EUR	2,665	(196,308)
BAE Systems PLC	Morgan Stanley & Co. International PLC	19,000	07/18/24	GBP	14.27	GBP	250	(947)
Cie de Saint-Gobain SA	Citibank N.A.	35,200	07/18/24	EUR	82.77	EUR	2,556	(2,871)
FinecoBank Banca Fineco SpA	Bank of America N.A.	182,100	07/18/24	EUR	14.99	EUR	2,527	(10,110)
Keyence Corp.	Société Générale	7,200	07/18/24	JPY	74,474.40	JPY	507,010	(22,745)
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	13,000	07/18/24	EUR	771.21	EUR	9,320	(54,842)
B3 SA - Brasil Bolsa Balcao	Citibank N.A.	768,100	07/23/24	BRL	11.46	USD	7,865	(3,142)
RELX PLC	Morgan Stanley & Co. International PLC	88,900	07/23/24	EUR	42.87	EUR	3,799	(86,751)
Shell PLC	Bank of America N.A.	51,600	07/23/24	EUR	33.17	EUR	1,736	(44,014)
B3 SA - Brasil Bolsa Balcao	Citibank N.A.	1,067,800	07/24/24	BRL	10.76	USD	10,934	(22,979)
BAE Systems PLC	Citibank N.A.	246,300	07/24/24	GBP	14.12	GBP	3,245	(22,560)
Beiersdorf AG	Bank of America N.A.	27,200	07/24/24	EUR	145.94	EUR	3,717	(9,146)
Cie de Saint-Gobain SA	Citibank N.A.	36,500	07/24/24	EUR	77.88	EUR	2,651	(25,845)
Koninklijke KPN NV	Citibank N.A.	560,900	07/24/24	EUR	3.49	EUR	2,007	(73,597)
Smith & Nephew PLC	UBS AG	95,400	07/24/24	GBP	10.24	GBP	935	(10,319)
United Overseas Bank Ltd.	Citibank N.A.	74,200	07/24/24	SGD	30.88	SGD	2,321	(38,158)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	448,900	07/24/24	MXN	65.61	MXN	27,949	(11,484)
DBS Group Holdings Ltd.	Bank of America N.A.	84,900	07/25/24	SGD	36.55	SGD	3,032	(18,314)
RELX PLC	Morgan Stanley & Co. International PLC	29,500	07/30/24	EUR	41.85	EUR	1,261	(53,721)
Shell PLC	Morgan Stanley & Co. International PLC	82,500	07/30/24	EUR	33.19	EUR	2,776	(79,052)
Air Liquide SA	Morgan Stanley & Co. International PLC	40,900	08/02/24	EUR	168.18	EUR	6,591	(94,415)
Assa Abloy AB, Class B	Goldman Sachs International	38,700	08/02/24	SEK	319.61	SEK	11,617	(8,290)
AstraZeneca PLC	Goldman Sachs International	28,700	08/02/24	GBP	127.64	GBP	3,533	(61,162)
Atlas Copco AB, Class A	Goldman Sachs International	69,100	08/02/24	SEK	208.68	SEK	13,752	(19,264)
BAE Systems PLC	Goldman Sachs International	86,100	08/02/24	GBP	14.24	GBP	1,135	(9,940)
Beiersdorf AG	Bank of America N.A.	28,000	08/02/24	EUR	149.66	EUR	3,827	(6,172)
Diageo PLC	Bank of America N.A.	109,800	08/02/24	GBP	26.42	GBP	2,727	(20,129)
FinecoBank Banca Fineco SpA	Citibank N.A.	210,400	08/02/24	EUR	14.63	EUR	2,919	(41,521)
Nestle SA, Class N, Registered Shares	Citibank N.A.	48,500	08/02/24	CHF	97.95	CHF	4,448	(17,192)
Sanofi SA	Bank of America N.A.	3,400	08/02/24	EUR	90.38	EUR	306	(9,210)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	257,000	08/02/24	TWD	955.76	USD	247,019	(350,299)
Taylor Wimpey PLC	Citibank N.A.	795,500	08/02/24	GBP	1.54	GBP	1,127	(14,511)
AstraZeneca PLC	Bank of America N.A.	36,400	08/06/24	GBP	127.70	GBP	4,481	(87,594)
FinecoBank Banca Fineco SpA	UBS AG	140,800	08/06/24	EUR	14.52	EUR	1,954	(35,757)
Koninklijke KPN NV	Citibank N.A.	468,500	08/06/24	EUR	3.57	EUR	1,677	(25,238)
Novo Nordisk A/S, Class B	Goldman Sachs International	30,500	08/06/24	DKK	1,005.73	DKK	30,391	(168,727)
RELX PLC	Morgan Stanley & Co. International PLC	69,000	08/06/24	EUR	43.51	EUR	2,948	(54,501)
Smith & Nephew PLC	UBS AG	126,400	08/06/24	GBP	10.30	GBP	1,239	(20,454)
Sony Group Corp.	UBS AG	32,500	08/06/24	JPY	13,111.38	JPY	445,615	(161,964)
ASML Holding NV	Bank of America N.A.	4,050	08/07/24	EUR	1,007.21	EUR	3,854	(130,156)
Shell PLC	Bank of America N.A.	42,600	08/07/24	EUR	33.85	EUR	1,433	(31,013)
Baker Hughes Co., Class A	Morgan Stanley & Co. International PLC	38,100	08/12/24	USD	32.38	USD	1,340	(119,818)
ASML Holding NV	Goldman Sachs International	4,050	08/13/24	EUR	1,007.21	EUR	3,854	(138,270)
Assa Abloy AB, Class B	UBS AG	170,000	08/13/24	SEK	301.81	SEK	51,029	(150,987)
Diageo PLC	Citibank N.A.	38,600	08/13/24	GBP	25.53	GBP	959	(25,970)
Keyence Corp.	UBS AG	12,000	08/13/24	JPY	72,206.57	JPY	845,016	(154,488)
Novo Nordisk A/S, Class B	Goldman Sachs International	49,700	08/13/24	DKK	1,027.66	DKK	49,522	(239,987)
Sanofi SA	JPMorgan Chase Bank N.A.	54,400	08/13/24	EUR	91.96	EUR	4,899	(131,499)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	257,000	08/13/24	TWD	955.76	USD	247,019	(397,283)
								$ (4,702,358)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 1,935,221	$ (1,631,672)	$ (5,539,625)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 5,539,625	$ —	$ —	$ —	$ 5,539,625
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (13,738,375)	$ —	$ —	$ —	$ (13,738,375)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 4,751,753	$ —	$ —	$ —	$ 4,751,753
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 7,482,681

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 5,539,625
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	5,539,625
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(837,267)
Total derivative assets and liabilities subject to an MNA	$ —	$ 4,702,358
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 1,634,948	$ —	$ (1,634,948)	$ —	$ —
Citibank N.A.	790,912	—	(790,912)	—	—
Goldman Sachs International	712,916	—	(594,725)	—	118,191
HSBC Bank PLC	71,962	—	(71,962)	—	—

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Enhanced International Dividend Trust (BGY)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
JPMorgan Chase Bank N.A.	$ 172,915	$ —	$ (172,915)	$ —	$ —
Morgan Stanley & Co. International PLC	685,329	—	(685,329)	—	—
Société Générale	82,115	—	—	—	82,115
UBS AG	551,261	—	(192,424)	—	358,837
	$ 4,702,358	$ —	$ (4,143,215)	$ —	$ 559,143

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 7,473,762	$ —	$ —	$ 7,473,762
Canada	33,970,800	—	—	33,970,800
Denmark	—	33,989,497	—	33,989,497
France	—	56,084,320	—	56,084,320
Germany	—	43,719,119	—	43,719,119
India	—	15,801,228	392,132	16,193,360
Indonesia	—	7,406,305	—	7,406,305
Italy	—	17,609,465	—	17,609,465
Japan	—	31,827,632	—	31,827,632
Mexico	10,966,959	—	—	10,966,959
Netherlands	—	40,516,697	—	40,516,697
Singapore	—	27,700,389	—	27,700,389
Sweden	—	39,263,704	—	39,263,704
Switzerland	—	9,483,046	—	9,483,046
Taiwan	—	38,427,013	—	38,427,013
United Kingdom	—	90,860,693	—	90,860,693
United States	77,374,354	49,334,713	—	126,709,067
Short-Term Securities
Money Market Funds	4,885,161	—	—	4,885,161
	$ 134,671,036	$ 502,023,821	$ 392,132	$ 637,086,989
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (452,801)	$ (5,086,824)	$ —	$ (5,539,625)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 41.5%
4D Molecular Therapeutics, Inc. (a)	146,438	$ 3,073,734
Abbisko Cayman Ltd. (a)	10,378,250	4,309,942
AbbVie, Inc.	165,125	28,322,240
AC Immune SA (a)	752,390	3,002,036
Alkermes PLC (a)	183,485	4,421,989
Allogene Therapeutics, Inc. (a)	671,612	1,564,856
Alnylam Pharmaceuticals, Inc. (a)(b)(c)	208,467	50,657,481
Amgen, Inc. (b)	132,690	41,458,990
Annexon, Inc. (a)	237,835	1,165,392
Antengene Corp. Ltd. (a)	5,019,274	501,346
Apellis Pharmaceuticals, Inc. (a)	51,390	1,971,320
Arcturus Therapeutics Holdings, Inc. (a)	80,991	1,972,131
Arcus Biosciences, Inc. (a)(c)	169,790	2,585,902
Argenx SE, ADR (a)	64,282	27,643,831
Arrowhead Pharmaceuticals, Inc. (a)	81,025	2,105,840
Autolus Therapeutics PLC, ADR (a)	765,897	2,665,322
Avidity Biosciences, Inc. (a)	115,030	4,698,976
Beam Therapeutics, Inc. (a)	267,657	6,271,204
BeiGene Ltd., ADR (a)(c)	68,555	9,780,742
Bicycle Therapeutics PLC, ADR (a)	87,595	1,772,923
Biogen, Inc. (a)	99,215	23,000,021
Biohaven Ltd. (a)	99,155	3,441,670
BioMarin Pharmaceutical, Inc. (a)(d)	420,758	34,641,006
Biomea Fusion, Inc. (a)(c)	146,215	657,968
Black Diamond Therapeutics, Inc. (a)	833,550	3,884,343
Blueprint Medicines Corp. (a)	321,440	34,644,803
Bridgebio Pharma, Inc. (a)(c)	169,445	4,292,042
Cabaletta Bio, Inc. (a)	506,395	3,787,835
CG oncology, Inc. (a)	87,158	2,751,578
Connect Biopharma Holdings Ltd., ADR (a)	103,891	157,914
CureVac NV (a)(c)	320,123	1,088,418
Denali Therapeutics, Inc. (a)	353,229	8,201,977
Dyne Therapeutics, Inc. (a)	184,196	6,500,277
Everest Medicines Ltd. (a)	3,113,667	7,803,172
Exact Sciences Corp. (a)	107,880	4,557,930
Exelixis, Inc. (a)	599,320	13,466,720
Galapagos NV, ADR (a)	74,410	1,843,880
Genmab A/S (a)	34,827	8,727,412
Genmab A/S, ADR (a)	114,086	2,866,981
Halozyme Therapeutics, Inc. (a)(c)	158,200	8,283,352
Immatics NV (a)	256,778	2,983,760
Immunocore Holdings PLC, ADR (a)	59,868	2,028,927
Immunocore Holdings PLC, Series C, ADR (a)	321,900	10,909,191
Incyte Corp. (a)(c)	114,060	6,914,317
Insmed, Inc. (a)	276,875	18,550,625
Ionis Pharmaceuticals, Inc. (a)	159,555	7,604,391
Keros Therapeutics, Inc. (a)	74,602	3,409,311
Kyverna Therapeutics, Inc. (a)(c)	50,458	378,435
Legend Biotech Corp., ADR (a)	316,032	13,997,057
Lexeo Therapeutics, Inc. (a)	26,080	418,323
MacroGenics, Inc. (a)	190,555	809,859
Merus NV (a)	384,472	22,749,208
Monte Rosa Therapeutics, Inc. (a)	266,168	995,468
MoonLake Immunotherapeutics (a)	114,141	5,018,780
Morphic Holding, Inc. (a)	75,190	2,561,723
Neurocrine Biosciences, Inc. (a)	204,955	28,216,155
Neurogene, Inc. (a)(c)	372,050	13,538,900
Nurix Therapeutics, Inc. (a)	387,016	8,077,024
Nuvalent, Inc., Class A (a)(c)	212,315	16,106,216
ORIC Pharmaceuticals, Inc. (a)	218,690	1,546,138
Security	Shares	Value
Biotechnology (continued)
Perspective Therapeutics, Inc. (a)	186,395	$ 1,858,358
Prime Medicine, Inc. (a)	412,139	2,118,394
Protagonist Therapeutics, Inc. (a)	421,725	14,612,771
PTC Therapeutics, Inc. (a)	215,915	6,602,681
REGENXBIO, Inc. (a)(c)	102,490	1,199,133
Renagade Therapeutics, Series A-2 (a)(e)	3,584,906	8,030,189
REVOLUTION Medicines, Inc. (a)	181,447	7,041,958
Rhythm Pharmaceuticals, Inc. (a)	580,575	23,838,410
Rocket Pharmaceuticals, Inc. (a)(c)	252,097	5,427,648
Roivant Sciences Ltd. (a)	827,625	8,747,996
RPHM Onkure Pipe (a)(e)	199,004	242,785
Sage Therapeutics, Inc. (a)	253,320	2,751,055
Sagimet Biosciences, Inc., Class A (a)	408,120	1,395,770
Sarepta Therapeutics, Inc. (a)	152,629	24,115,382
Soleno Therapeutics, Inc. (a)	96,185	3,924,348
Stoke Therapeutics, Inc. (a)	487,988	6,592,718
Tenaya Therapeutics, Inc. (a)	411,791	1,276,552
TScan Therapeutics, Inc. (a)	1,045,767	6,117,737
Twist Bioscience Corp. (a)(c)	130,265	6,419,459
Ultragenyx Pharmaceutical, Inc. (a)	118,142	4,855,636
United Therapeutics Corp. (a)	55,704	17,744,509
Vaxcyte, Inc. (a)	273,970	20,687,475
Vertex Pharmaceuticals, Inc. (a)	20,125	9,432,990
Vigil Neuroscience, Inc. (a)	207,355	829,420
Viking Therapeutics, Inc. (a)	190,020	10,072,960
Voyager Therapeutics, Inc. (a)	349,705	2,766,167
Xenon Pharmaceuticals, Inc. (a)	420,084	16,379,075
Zealand Pharma A/S (a)	157,125	19,591,189
		776,032,069
Capital Markets — 0.3%
Helix Acquisition Corp. II, Class A (a)	544,465	5,564,432
Health Care Equipment & Supplies — 16.7%
Align Technology, Inc. (a)(d)	107,175	25,875,260
Becton Dickinson & Co.	39,210	9,163,769
Boston Scientific Corp. (a)	455,830	35,103,468
CONMED Corp.	98,215	6,808,264
ConvaTec Group PLC (f)	4,411,215	13,069,174
Cooper Cos., Inc. (d)	396,640	34,626,672
Dexcom, Inc. (a)	115,155	13,056,274
Edwards Lifesciences Corp. (a)	171,980	15,885,793
Glaukos Corp. (a)	41,125	4,867,144
Hologic, Inc. (a)(b)	194,620	14,450,535
Inspire Medical Systems, Inc. (a)(c)	89,190	11,936,298
Intuitive Surgical, Inc. (a)(b)	100,308	44,622,014
Masimo Corp. (a)	169,235	21,313,456
Novocure Ltd. (a)	213,335	3,654,428
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000) (a)(e)(g)	1,300	1,089,881
Nyxoah SA (a)(c)	648,041	4,562,209
Orchestra BioMed Holdings, Inc. (a)	233,344	1,901,754
Penumbra, Inc. (a)(c)	59,993	10,796,940
STERIS PLC	43,940	9,646,588
Stryker Corp.	70,805	24,091,401
Tandem Diabetes Care, Inc. (a)(c)	129,700	5,225,613
		311,746,935
Health Care Providers & Services — 9.3%
Adicon Holdings Ltd., (Acquired 07/19/23, Cost: $17,840,000) (a)(g)	10,696,226	13,971,162
Cencora, Inc. (b)	193,355	43,562,882
Chemed Corp.	10,662	5,784,988
Elevance Health, Inc.	31,965	17,320,555

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	82,323	$ 7,062,490
Guardant Health, Inc. (a)(c)	342,905	9,903,096
Kindstar Globalgene Technology, Inc. (f)	2,817,000	541,103
McKesson Corp.	38,905	22,722,076
Molina Healthcare, Inc. (a)	70,995	21,106,814
RadNet, Inc. (a)(c)	60,875	3,586,755
UnitedHealth Group, Inc. (b)	57,155	29,106,755
		174,668,676
Life Sciences Tools & Services — 14.0%
10X Genomics, Inc., Class A (a)	231,935	4,511,136
Bio-Rad Laboratories, Inc., Class A (a)	20,190	5,514,091
Bio-Techne Corp.	415,455	29,767,351
Charles River Laboratories International, Inc. (a)	67,715	13,988,565
Danaher Corp.	82,550	20,625,118
Gerresheimer AG	263,055	28,268,723
ICON PLC (a)	32,015	10,035,742
Lonza Group AG, Registered Shares	23,365	12,720,020
Mettler-Toledo International, Inc. (a)	15,590	21,788,428
QIAGEN NV	644,060	26,464,425
Rapid Micro Biosystems, Inc., Class A (a)	549,778	362,853
Repligen Corp. (a)(c)	95,255	12,007,845
Waters Corp. (a)	90,145	26,152,867
West Pharmaceutical Services, Inc. (b)(d)	148,660	48,967,117
		261,174,281
Pharmaceuticals — 6.2%
Arvinas, Inc. (a)(c)	232,960	6,201,395
AstraZeneca PLC, ADR	194,940	15,203,371
Axsome Therapeutics, Inc. (a)	38,160	3,071,880
Catalent, Inc. (a)	83,755	4,709,544
Eli Lilly & Co.	24,520	22,199,918
Longboard Pharmaceuticals, Inc. (a)	28,227	762,976
Merck & Co., Inc.	142,550	17,647,690
Neumora Therapeutics, Inc. (a)(c)	99,740	980,444
Novo Nordisk A/S, Class B	158,015	22,609,537
Nuvation Bio, Inc., Class A (a)	316,156	923,175
Sanofi SA, ADR	276,100	13,396,372
Structure Therapeutics, Inc., ADR (a)(c)	108,440	4,258,439
Tarsus Pharmaceuticals, Inc. (a)(c)	144,165	3,918,405
		115,883,146
Software — 0.1%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/27/24, Cost: $1,226,000) (a)(e)(g)	1,226	1,309,025
Total Common Stocks — 88.1% (Cost: $1,532,145,223)		1,646,378,564

Security	Benefical Interest (000)	Value
Other Interests
Biotechnology (e)(g)(h) — 0.2%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	$ 2,439,744
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	961,702
Total Other Interests — 0.2% (Cost: $ — )		3,401,446

	Shares
Preferred Securities
Preferred Stocks — 8.8%
Biotechnology (a)(e) — 3.8%
ABCURO, Series B	1,092,954	6,044,036
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001) (g)	860,577	7,151,395
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004) (g)	3,191,830	3,255,667
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998) (g)	2,430,833	7,316,807
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996) (g)	1,370,506	8,181,921
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847) (g)	3,850,718	1,424,766
Kartos Therapeutics, Inc., Series C, (Acquired 08/22/23, Cost: $7,539,875) (g)	1,333,783	8,069,387
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156) (g)	482,077	13,498,156
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000) (g)	2,793,833	5,000,961
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996) (g)	1,394,189	4,628,707
OnKure, Inc., Series C, (Acquired 03/24/23, Cost: $7,022,595) (g)	2,541,380	6,429,691
		71,001,494
Health Care Equipment & Supplies (a)(e)(g) — 0.5%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	4,447,466
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	4,830,344
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	457
		9,278,267
Health Care Providers & Services (a)(e)(g) — 2.2%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	3,510,047
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $7,770,441)	815,851	29,067,161
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	7,756,022
		40,333,230
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.6%
Sartorius AG	47,930	$ 11,219,740
Pharmaceuticals (a)(e)(g) — 0.5%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	8,321,697
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,041,003
		10,362,700
Semiconductors & Semiconductor Equipment — 1.0%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996) (a)(e)(g)	571,947	18,159,317
Software — 0.2%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $17,100,000) (a)(e)(g)	1,694,781	4,592,857
		164,947,605
Total Preferred Securities — 8.8% (Cost: $206,096,024)		164,947,605
Rights
Biotechnology (e) — 0.0%
Korro Bio, Inc., CVR (c)	180,175	127,924
Korro Bio, Inc., CVR	231,775	2
		127,926
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR (e)	98,636	192,340
Total Rights — 0.0% (Cost: $226,731)		320,266
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $0) (a)(e)(g)	1,552,563	217,359
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50) (a)	63,808	1,168
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50) (a)	68,880	11,021
Total Warrants — 0.0% (Cost: $227,725)		229,548
Total Long-Term Investments — 97.1% (Cost: $1,738,695,703)		1,815,277,429
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (i)(j)(k)	29,162,817	$ 29,171,566
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (i)(j)	76,057,097	76,057,097
Total Short-Term Securities — 5.6% (Cost: $105,231,352)		105,228,663
Total Investments Before Options Written — 102.7% (Cost: $1,843,927,055)		1,920,506,092
Options Written — (1.0)% (Premiums Received: $(14,613,820))		(17,847,348)
Total Investments, Net of Options Written — 101.7% (Cost: $1,829,313,235)		1,902,658,744
Liabilities in Excess of Other Assets — (1.7)%		(32,671,450)
Net Assets — 100.0%		$ 1,869,987,294

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $167,672,702, representing 9.0% of its net assets as of period end, and an original cost of $203,104,730.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 29,177,557 (a)	$ —	$ (3,302)	$ (2,689)	$ 29,171,566	29,162,817	$ 23,629 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	40,473,813	35,583,284 (a)	—	—	—	76,057,097	76,057,097	910,501	—
SL Liquidity Series, LLC, Money Market Series (c)	12,308,246	—	(12,309,250) (a)	424	580	—	—	29,603 (b)	—
				$ (2,878)	$ (2,109)	$ 105,228,663		$ 963,733	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Danaher Corp.	91	07/05/24	USD	270.00	USD	2,274	$ (10,010)
AbbVie, Inc.	102	07/12/24	USD	160.00	USD	1,750	(120,615)
Align Technology, Inc.	103	07/12/24	USD	280.00	USD	2,487	(6,953)
Biogen, Inc.	115	07/12/24	USD	220.00	USD	2,666	(144,325)
Danaher Corp.	90	07/12/24	USD	270.00	USD	2,249	(1,575)
Dexcom, Inc.	122	07/12/24	USD	126.00	USD	1,383	(2,440)
McKesson Corp.	60	07/12/24	USD	570.00	USD	3,504	(103,500)
Merck & Co., Inc.	321	07/12/24	USD	131.00	USD	3,974	(160,500)
UnitedHealth Group, Inc.	63	07/12/24	USD	505.00	USD	3,208	(63,945)
AbbVie, Inc.	102	07/19/24	USD	165.00	USD	1,750	(79,560)
Alnylam Pharmaceuticals, Inc.	322	07/19/24	USD	175.00	USD	7,825	(2,197,650)
Amgen, Inc.	120	07/19/24	USD	315.00	USD	3,749	(60,600)
Arcturus Therapeutics Holdings, Inc.	129	07/19/24	USD	35.00	USD	314	(8,385)
Argenx SE, ADR	54	07/19/24	USD	420.00	USD	2,322	(93,150)
Arvinas, Inc.	372	07/19/24	USD	30.00	USD	990	(20,460)
AstraZeneca PLC, ADR	312	07/19/24	USD	82.50	USD	2,433	(7,020)
Becton Dickinson & Co.	63	07/19/24	USD	240.00	USD	1,472	(11,025)
BioMarin Pharmaceutical, Inc.	586	07/19/24	USD	85.00	USD	4,825	(48,345)
Bio-Rad Laboratories, Inc., Class A	32	07/19/24	USD	310.00	USD	874	(15,360)
Bio-Techne Corp.	813	07/19/24	USD	90.00	USD	5,825	(390,240)
Blueprint Medicines Corp.	514	07/19/24	USD	110.00	USD	5,540	(188,895)
Boston Scientific Corp.	1,458	07/19/24	USD	72.85	USD	11,228	(685,027)
Bridgebio Pharma, Inc.	107	07/19/24	USD	30.00	USD	271	(1,338)
Cencora, Inc.	114	07/19/24	USD	228.63	USD	2,568	(38,358)
Charles River Laboratories International, Inc.	217	07/19/24	USD	250.00	USD	4,483	(104,160)
CONMED Corp.	157	07/19/24	USD	80.00	USD	1,088	(75,360)
Cooper Cos., Inc.	637	07/19/24	USD	101.50	USD	5,561	(18,754)
Edwards Lifesciences Corp.	171	07/19/24	USD	90.00	USD	1,580	(67,545)
Elevance Health, Inc.	74	07/19/24	USD	550.00	USD	4,010	(57,720)
Encompass Health Corp.	132	07/19/24	USD	90.00	USD	1,132	(5,280)
Exelixis, Inc.	960	07/19/24	USD	23.00	USD	2,157	(57,600)
Guardant Health, Inc.	549	07/19/24	USD	30.00	USD	1,586	(61,762)
Halozyme Therapeutics, Inc.	253	07/19/24	USD	52.88	USD	1,325	(33,199)
Hologic, Inc.	311	07/19/24	USD	76.60	USD	2,309	(14,588)
ICON PLC	51	07/19/24	USD	330.00	USD	1,599	(14,153)
Incyte Corp.	136	07/19/24	USD	59.00	USD	824	(33,302)
Insmed, Inc.	800	07/19/24	USD	65.00	USD	5,360	(340,000)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Inspire Medical Systems, Inc.	142	07/19/24	USD	190.00	USD	1,900	$ (13,135)
Legend Biotech Corp., ADR	506	07/19/24	USD	45.06	USD	2,241	(111,120)
Masimo Corp.	229	07/19/24	USD	130.00	USD	2,884	(69,272)
McKesson Corp.	60	07/19/24	USD	600.00	USD	3,504	(29,700)
Merus NV	617	07/19/24	USD	65.00	USD	3,651	(302,330)
Mettler-Toledo International, Inc.	24	07/19/24	USD	1,520.00	USD	3,354	(12,240)
Mettler-Toledo International, Inc.	25	07/19/24	USD	1,480.00	USD	3,494	(15,000)
Molina Healthcare, Inc.	227	07/19/24	USD	320.00	USD	6,749	(28,943)
Neurocrine Biosciences, Inc.	335	07/19/24	USD	145.00	USD	4,612	(41,875)
Nuvalent, Inc., Class A	384	07/19/24	USD	70.00	USD	2,913	(273,078)
Penumbra, Inc.	96	07/19/24	USD	210.00	USD	1,728	(46,080)
PTC Therapeutics, Inc.	350	07/19/24	USD	35.00	USD	1,070	(103,250)
QIAGEN NV	1,062	07/19/24	USD	50.00	USD	4,364	(21,240)
RadNet, Inc.	194	07/19/24	USD	60.00	USD	1,143	(31,525)
Repligen Corp.	193	07/19/24	USD	185.00	USD	2,433	(7,720)
REVOLUTION Medicines, Inc.	290	07/19/24	USD	42.00	USD	1,125	(26,100)
Rhythm Pharmaceuticals, Inc.	335	07/19/24	USD	50.00	USD	1,376	(167,500)
Rhythm Pharmaceuticals, Inc.	510	07/19/24	USD	45.00	USD	2,094	(24,225)
Rocket Pharmaceuticals, Inc.	403	07/19/24	USD	25.00	USD	868	(28,210)
Sanofi SA, ADR	883	07/19/24	USD	50.10	USD	4,284	(71,420)
Soleno Therapeutics, Inc.	153	07/19/24	USD	45.00	USD	624	(14,918)
STERIS PLC	70	07/19/24	USD	220.00	USD	1,537	(34,125)
Structure Therapeutics, Inc., ADR	417	07/19/24	USD	55.00	USD	1,638	(6,255)
Stryker Corp.	154	07/19/24	USD	341.00	USD	5,240	(92,864)
Tandem Diabetes Care, Inc.	207	07/19/24	USD	45.00	USD	834	(21,218)
Tarsus Pharmaceuticals, Inc.	230	07/19/24	USD	40.00	USD	625	(16,100)
Twist Bioscience Corp.	208	07/19/24	USD	57.50	USD	1,025	(83,200)
Ultragenyx Pharmaceutical, Inc.	159	07/19/24	USD	45.00	USD	653	(25,440)
United Therapeutics Corp.	84	07/19/24	USD	280.00	USD	2,676	(330,540)
Vaxcyte, Inc.	440	07/19/24	USD	75.00	USD	3,322	(140,800)
Vertex Pharmaceuticals, Inc.	14	07/19/24	USD	460.00	USD	656	(21,000)
Waters Corp.	144	07/19/24	USD	310.00	USD	4,178	(24,120)
West Pharmaceutical Services, Inc.	355	07/19/24	USD	376.00	USD	11,693	(20,547)
Xenon Pharmaceuticals, Inc.	664	07/19/24	USD	45.00	USD	2,589	(169,320)
Align Technology, Inc.	133	07/26/24	USD	275.00	USD	3,211	(87,115)
Dexcom, Inc.	122	07/26/24	USD	123.00	USD	1,383	(18,605)
Eli Lilly & Co.	78	07/26/24	USD	900.00	USD	7,062	(218,400)
Intuitive Surgical, Inc.	75	07/26/24	USD	420.00	USD	3,336	(239,250)
Merck & Co., Inc.	160	07/26/24	USD	132.00	USD	1,981	(80,000)
Sarepta Therapeutics, Inc.	124	07/26/24	USD	145.00	USD	1,959	(195,920)
UnitedHealth Group, Inc.	63	07/26/24	USD	510.00	USD	3,208	(104,895)
Vertex Pharmaceuticals, Inc.	50	07/26/24	USD	470.00	USD	2,344	(55,500)
AbbVie, Inc.	100	08/02/24	USD	175.00	USD	1,715	(31,750)
Amgen, Inc.	304	08/02/24	USD	320.00	USD	9,498	(161,120)
AstraZeneca PLC, ADR	311	08/02/24	USD	81.00	USD	2,425	(45,561)
Biogen, Inc.	109	08/02/24	USD	245.00	USD	2,527	(58,042)
Bridgebio Pharma, Inc.	435	08/02/24	USD	30.00	USD	1,102	(208,800)
Danaher Corp.	83	08/02/24	USD	260.00	USD	2,074	(30,710)
Intuitive Surgical, Inc.	166	08/02/24	USD	440.00	USD	7,385	(319,550)
McKesson Corp.	4	08/02/24	USD	600.00	USD	234	(3,460)
Align Technology, Inc.	106	08/09/24	USD	260.00	USD	2,559	(104,410)
Intuitive Surgical, Inc.	79	08/09/24	USD	460.00	USD	3,514	(91,245)
10X Genomics, Inc., Class A	371	08/16/24	USD	25.00	USD	722	(66,780)
AbbVie, Inc.	224	08/16/24	USD	175.00	USD	3,842	(71,792)
Alnylam Pharmaceuticals, Inc.	340	08/16/24	USD	200.00	USD	8,262	(1,555,500)
Arcturus Therapeutics Holdings, Inc.	129	08/16/24	USD	32.48	USD	314	(6,181)
Argenx SE, ADR	169	08/16/24	USD	420.00	USD	7,268	(426,725)
Beam Therapeutics, Inc.	856	08/16/24	USD	27.00	USD	2,006	(89,880)
Becton Dickinson & Co.	63	08/16/24	USD	240.00	USD	1,472	(30,240)
BeiGene Ltd., ADR	219	08/16/24	USD	170.00	USD	3,124	(109,500)
Biogen, Inc.	93	08/16/24	USD	230.00	USD	2,156	(111,135)
Biohaven Ltd.	158	08/16/24	USD	40.00	USD	548	(20,540)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BioMarin Pharmaceutical, Inc.	760	08/16/24	USD	89.75	USD	6,257	$ (84,485)
Bio-Rad Laboratories, Inc., Class A	32	08/16/24	USD	300.00	USD	874	(18,400)
Bio-Techne Corp.	516	08/16/24	USD	75.00	USD	3,697	(172,860)
Blueprint Medicines Corp.	514	08/16/24	USD	115.00	USD	5,540	(221,020)
Cencora, Inc.	267	08/16/24	USD	240.00	USD	6,016	(58,072)
Charles River Laboratories International, Inc.	52	08/16/24	USD	230.00	USD	1,074	(15,600)
CONMED Corp.	157	08/16/24	USD	70.00	USD	1,088	(61,622)
Cooper Cos., Inc.	632	08/16/24	USD	92.50	USD	5,517	(75,840)
Denali Therapeutics, Inc.	540	08/16/24	USD	22.50	USD	1,254	(162,000)
Dexcom, Inc.	124	08/16/24	USD	125.00	USD	1,406	(27,900)
Edwards Lifesciences Corp.	379	08/16/24	USD	95.00	USD	3,501	(105,172)
Elevance Health, Inc.	28	08/16/24	USD	550.00	USD	1,517	(39,900)
Encompass Health Corp.	131	08/16/24	USD	84.90	USD	1,124	(54,283)
Exelixis, Inc.	957	08/16/24	USD	23.00	USD	2,150	(131,587)
Glaukos Corp.	131	08/16/24	USD	120.00	USD	1,550	(83,840)
Guardant Health, Inc.	548	08/16/24	USD	29.90	USD	1,583	(111,905)
Halozyme Therapeutics, Inc.	253	08/16/24	USD	53.39	USD	1,325	(56,261)
ICON PLC	51	08/16/24	USD	330.00	USD	1,599	(44,625)
Incyte Corp.	228	08/16/24	USD	63.88	USD	1,382	(23,786)
Inspire Medical Systems, Inc.	142	08/16/24	USD	185.00	USD	1,900	(29,465)
Ionis Pharmaceuticals, Inc.	510	08/16/24	USD	45.00	USD	2,431	(204,000)
Keros Therapeutics, Inc.	238	08/16/24	USD	50.00	USD	1,088	(66,045)
Legend Biotech Corp., ADR	505	08/16/24	USD	45.00	USD	2,237	(170,437)
Merck & Co., Inc.	161	08/16/24	USD	135.00	USD	1,993	(27,531)
Neurocrine Biosciences, Inc.	320	08/16/24	USD	145.00	USD	4,405	(174,400)
Nuvalent, Inc., Class A	295	08/16/24	USD	85.00	USD	2,238	(138,650)
Penumbra, Inc.	95	08/16/24	USD	185.00	USD	1,710	(87,400)
PTC Therapeutics, Inc.	340	08/16/24	USD	37.61	USD	1,040	(36,574)
QIAGEN NV	998	08/16/24	USD	45.00	USD	4,101	(74,850)
Repligen Corp.	111	08/16/24	USD	125.00	USD	1,399	(101,565)
REVOLUTION Medicines, Inc.	290	08/16/24	USD	40.00	USD	1,125	(84,100)
Rhythm Pharmaceuticals, Inc.	1,012	08/16/24	USD	45.00	USD	4,155	(194,810)
Rocket Pharmaceuticals, Inc.	403	08/16/24	USD	25.00	USD	868	(27,203)
Soleno Therapeutics, Inc.	153	08/16/24	USD	45.00	USD	624	(37,868)
STERIS PLC	70	08/16/24	USD	220.00	USD	1,537	(60,200)
Structure Therapeutics, Inc., ADR	410	08/16/24	USD	52.50	USD	1,610	(47,150)
Stryker Corp.	72	08/16/24	USD	350.00	USD	2,450	(48,240)
Tandem Diabetes Care, Inc.	207	08/16/24	USD	45.00	USD	834	(67,792)
Tarsus Pharmaceuticals, Inc.	230	08/16/24	USD	30.00	USD	625	(35,075)
Twist Bioscience Corp.	208	08/16/24	USD	50.25	USD	1,025	(91,470)
Ultragenyx Pharmaceutical, Inc.	219	08/16/24	USD	40.00	USD	900	(75,555)
United Therapeutics Corp.	94	08/16/24	USD	310.00	USD	2,994	(207,270)
UnitedHealth Group, Inc.	56	08/16/24	USD	510.00	USD	2,852	(111,020)
Viking Therapeutics, Inc.	300	08/16/24	USD	75.00	USD	1,590	(79,500)
Waters Corp.	144	08/16/24	USD	320.00	USD	4,178	(63,360)
West Pharmaceutical Services, Inc.	116	08/16/24	USD	350.00	USD	3,821	(107,300)
Xenon Pharmaceuticals, Inc.	680	08/16/24	USD	40.00	USD	2,651	(224,400)
							$ (16,532,103)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Gerresheimer AG	Goldman Sachs International	14,900	07/11/24	EUR	106.81	EUR	1,495	$ (12,913)
ConvaTec Group PLC	Citibank N.A.	411,500	07/16/24	GBP	2.56	GBP	964	(2,310)
Gerresheimer AG	Goldman Sachs International	17,100	07/16/24	EUR	105.68	EUR	1,716	(27,301)
Lonza Group AG, Registered Shares	Citibank N.A.	7,400	07/16/24	CHF	505.57	CHF	3,619	(43,281)
Gerresheimer AG	Goldman Sachs International	17,100	07/23/24	EUR	113.29	EUR	1,716	(10,416)
Novo Nordisk A/S, Class B	Bank of America N.A.	50,600	07/24/24	DKK	1,006.55	DKK	50,419	(213,934)
Sartorius AG, Preference Shares	Bank of America N.A.	15,300	07/24/24	EUR	262.29	EUR	3,344	(25,381)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ConvaTec Group PLC	UBS AG	510,000	07/25/24	GBP	2.58	GBP	1,195	$ (5,151)
Gerresheimer AG	Morgan Stanley & Co. International PLC	15,000	07/30/24	EUR	112.79	EUR	1,505	(13,033)
Cencora, Inc.	Citibank N.A.	23,700	08/01/24	USD	242.71	USD	5,340	(26,942)
Genmab A/S	Bank of America N.A.	9,200	08/02/24	DKK	1,902.68	DKK	16,055	(30,060)
ConvaTec Group PLC	Bank of America N.A.	490,000	08/06/24	GBP	2.52	GBP	1,148	(15,491)
Genmab A/S, ADR	Morgan Stanley & Co. International PLC	36,500	08/06/24	USD	26.42	USD	917	(65,445)
Gerresheimer AG	Bank of America N.A.	20,000	08/06/24	EUR	102.06	EUR	2,007	(92,702)
Zealand Pharma A/S	Bank of America N.A.	26,900	08/06/24	DKK	711.70	DKK	23,945	(715,898)
Genmab A/S	Bank of America N.A.	1,900	08/13/24	DKK	1,826.04	DKK	3,316	(14,987)
								$ (1,315,245)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 3,982,629	$ (7,216,157)	$ (17,847,348)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 17,847,348	$ —	$ —	$ —	$ 17,847,348
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (3,753,243)	$ —	$ —	$ (3,753,243)
Options written	—	—	(10,771,650)	—	—	—	(10,771,650)
	$ —	$ —	$ (10,771,650)	$ (3,753,243)	$ —	$ —	$ (14,524,893)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (1,429,095)	$ —	$ —	$ (1,429,095)
Options written	—	—	13,471,602	—	—	—	13,471,602
	$ —	$ —	$ 13,471,602	$ (1,429,095)	$ —	$ —	$ 12,042,507
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ — (a)
Average amounts sold — in USD	$ 13,670,363
Options:
Average value of option contracts written	$ 20,583,079

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 17,847,348
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	17,847,348
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(16,532,103)
Total derivative assets and liabilities subject to an MNA	$ —	$ 1,315,245
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Bank of America N.A.	$ 1,108,453	$ —	$ (1,108,453)	$ —	$ —
Citibank N.A.	72,533	—	—	—	72,533
Goldman Sachs International	50,630	—	(50,630)	—	—
Morgan Stanley & Co. International PLC	78,478	—	(78,478)	(16,000)	(16,000)
UBS AG	5,151	—	—	—	5,151
	$ 1,315,245	$ —	$ (1,237,561)	$ (16,000)	$ 61,684

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 727,327,380	$ 40,431,715	$ 8,272,974	$ 776,032,069
Capital Markets	5,564,432	—	—	5,564,432
Health Care Equipment & Supplies	297,587,880	13,069,174	1,089,881	311,746,935
Health Care Providers & Services	160,697,514	13,971,162	—	174,668,676
Life Sciences Tools & Services	220,185,538	40,988,743	—	261,174,281
Pharmaceuticals	93,273,609	22,609,537	—	115,883,146
Software	—	—	1,309,025	1,309,025
Other Interests	—	—	3,401,446	3,401,446
Preferred Securities
Preferred Stocks	—	11,219,740	153,727,865	164,947,605
Rights	—	—	320,266	320,266
Warrants	12,189	—	217,359	229,548
Short-Term Securities
Money Market Funds	105,228,663	—	—	105,228,663
	$ 1,609,877,205	$ 142,290,071	$ 168,338,816	$ 1,920,506,092
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (14,674,901)	$ (3,172,447)	$ —	$ (17,847,348)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ —	$ 4,664,318	$ 143,543,684	$ 268,290	$ —	$ 148,476,292
Transfers into Level 3	—	—	—	3,152	—	3,152
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	4,394	—	4,394
Net change in unrealized appreciation (depreciation) (a)(b)	(182,477)	(1,262,872)	10,184,181	(77,298)	217,359	8,878,893
Purchases	10,854,357	—	—	126,123	—	10,980,480
Sales	—	—	—	(4,395)	—	(4,395)
Closing balance, as of June 30, 2024	$ 10,671,880	$ 3,401,446	$ 153,727,865	$ 320,266	$ 217,359	$ 168,338,816
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ (182,477)	$ (1,262,872)	$ 10,184,181	$ (77,298)	$ 217,359	$ 8,878,893

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$ 153,727,865	Market	Revenue Multiple	1.75x - 7.68x	3.55x
			Volatility	50% - 100%	76%
			Time to Exit	0.6 - 4.0 years	2.5 years
			Market Adjustment Multiple	0.60x - 1.40x	0.99x
		Income	Discount Rate	5%	—

Common Stocks	10,671,880	Market	Revenue Multiple	1.75x	—
			Volatility	60% - 80%	77%
			Time to Exit	1.0 - 3.0 years	2.6 years
			Market Adjustment Multiple	0.85x - 1.00x	0.98x

Other Interests	3,401,446	Income	Discount Rate	5% - 5%	5%

Rights	320,266	Income	Discount Rate	5% - 5%	5%

Warrants	217,359	Market	Volatility	60%	—
			Time to Exit	1.5 years	—
			Market Adjustment Multiple	0.85x	—
	$ 168,338,816

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 24.2%
4D Molecular Therapeutics, Inc. (a)	17,173	$ 360,461
AbbVie, Inc.	144,531	24,789,957
AC Immune SA (a)	78,180	311,938
Allogene Therapeutics, Inc. (a)	108,101	251,875
Alnylam Pharmaceuticals, Inc. (a)	35,881	8,719,083
Amgen, Inc. (b)	75,401	23,559,042
Argenx SE, ADR (a)	14,073	6,051,953
Autolus Therapeutics PLC, ADR (a)	64,258	223,618
Avidity Biosciences, Inc. (a)	17,918	731,950
Beam Therapeutics, Inc. (a)	20,739	485,915
BeiGene Ltd., ADR (a)(c)	6,675	952,322
Biogen, Inc. (a)	42,511	9,854,900
BioMarin Pharmaceutical, Inc. (a)	45,161	3,718,105
Blueprint Medicines Corp. (a)	26,672	2,874,708
Bridgebio Pharma, Inc. (a)	16,735	423,898
Cabaletta Bio, Inc. (a)	29,605	221,445
CG oncology, Inc. (a)	16,418	518,316
CureVac NV (a)(c)	29,850	101,490
Denali Therapeutics, Inc. (a)	35,343	820,664
Dyne Therapeutics, Inc. (a)	24,506	864,817
Exact Sciences Corp. (a)	19,226	812,299
Genmab A/S (a)	2,927	733,487
Genmab A/S, ADR (a)	19,943	501,168
Gilead Sciences, Inc.	55,980	3,840,788
Immatics NV (a)	21,538	250,272
Immunocore Holdings PLC, ADR (a)	12,497	423,523
Incyte Corp. (a)	15,306	927,850
Insmed, Inc. (a)	45,410	3,042,470
Ionis Pharmaceuticals, Inc. (a)	18,725	892,434
Kyverna Therapeutics, Inc. (a)	9,645	72,338
Legend Biotech Corp., ADR (a)	32,098	1,421,620
Merus NV (a)	22,655	1,340,496
Moderna, Inc. (a)	33,556	3,984,775
MoonLake Immunotherapeutics (a)	10,337	454,518
Morphic Holding, Inc. (a)	7,827	266,666
Neurocrine Biosciences, Inc. (a)	9,808	1,350,267
Neurogene, Inc. (a)	19,342	703,855
Nurix Therapeutics, Inc. (a)	45,062	940,444
Nuvalent, Inc., Class A (a)	12,436	943,395
Prime Medicine, Inc. (a)	22,929	117,855
Protagonist Therapeutics, Inc. (a)	27,836	964,517
PTC Therapeutics, Inc. (a)	19,817	606,004
Regeneron Pharmaceuticals, Inc. (a)	9,307	9,781,936
REGENXBIO, Inc. (a)(c)	18,875	220,838
REVOLUTION Medicines, Inc. (a)	19,714	765,100
Rhythm Pharmaceuticals, Inc. (a)	49,466	2,031,074
Rocket Pharmaceuticals, Inc. (a)	18,343	394,925
Roivant Sciences Ltd. (a)	57,525	608,039
Sage Therapeutics, Inc. (a)	13,650	148,239
Sagimet Biosciences, Inc., Class A (a)	21,965	75,120
Sarepta Therapeutics, Inc. (a)	20,188	3,189,704
Soleno Therapeutics, Inc. (a)	12,300	501,840
Stoke Therapeutics, Inc. (a)	70,495	952,387
TScan Therapeutics, Inc. (a)	49,480	289,458
Ultragenyx Pharmaceutical, Inc. (a)	14,268	586,415
Vaxcyte, Inc. (a)	28,905	2,182,617
Vertex Pharmaceuticals, Inc. (a)	26,679	12,504,981
Viking Therapeutics, Inc. (a)	25,612	1,357,692
Security	Shares	Value
Biotechnology (continued)
Voyager Therapeutics, Inc. (a)	32,205	$ 254,742
Xenon Pharmaceuticals, Inc. (a)	35,726	1,392,957
Zealand Pharma A/S (a)	12,233	1,510,603
		149,176,165
Capital Markets — 0.1%
Helix Acquisition Corp. II, Class A (a)	61,530	628,837
Health Care Equipment & Supplies — 22.1%
Abbott Laboratories (b)	165,407	17,187,441
Align Technology, Inc. (a)	8,170	1,972,483
Baxter International, Inc.	60,439	2,021,685
Becton Dickinson & Co.	33,686	7,872,755
Boston Scientific Corp. (a)	442,429	34,071,457
Cooper Cos., Inc.	60,763	5,304,610
Dexcom, Inc. (a)	36,533	4,142,112
Edwards Lifesciences Corp. (a)	75,800	7,001,646
GE HealthCare Technologies, Inc. (a)	42,353	3,300,146
Glaukos Corp. (a)	5,240	620,154
IDEXX Laboratories, Inc. (a)	7,516	3,661,795
Inspire Medical Systems, Inc. (a)(c)	5,782	773,805
Intuitive Surgical, Inc. (a)	43,715	19,446,618
Masimo Corp. (a)	21,914	2,759,849
Medtronic PLC	53,761	4,231,528
Novocure Ltd. (a)	29,303	501,960
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000) (a)(d)(e)	200	167,675
Nyxoah SA (a)	29,870	210,285
Orchestra BioMed Holdings, Inc. (a)	18,076	147,319
Penumbra, Inc. (a)	12,105	2,178,537
STERIS PLC	9,642	2,116,805
Stryker Corp.	48,820	16,611,005
		136,301,670
Health Care Providers & Services — 20.5%
Cencora, Inc.	62,148	14,001,944
Centene Corp. (a)	58,019	3,846,660
Cigna Group	31,736	10,490,970
Elevance Health, Inc. (b)	34,273	18,571,168
Guardant Health, Inc. (a)	24,415	705,105
HCA Healthcare, Inc.	21,723	6,979,165
Humana, Inc.	14,550	5,436,607
Labcorp Holdings, Inc.	6,745	1,372,675
McKesson Corp.	25,023	14,614,433
Quest Diagnostics, Inc.	11,479	1,571,246
UnitedHealth Group, Inc. (b)	95,608	48,689,330
		126,279,303
Life Sciences Tools & Services — 8.9%
Agilent Technologies, Inc.	23,561	3,054,212
Avantor, Inc. (a)	55,614	1,179,017
Bio-Techne Corp.	16,718	1,197,845
Danaher Corp.	78,006	19,489,799
IQVIA Holdings, Inc. (a)	6,738	1,424,683
Mettler-Toledo International, Inc. (a)	1,170	1,635,180
Nautilus Biotechnology, Inc. (a)	16,010	37,463
QIAGEN NV	35,078	1,441,355
Rapid Micro Biosystems, Inc., Class A (a)	3,436	2,268
Repligen Corp. (a)	8,125	1,024,237
Thermo Fisher Scientific, Inc.	37,679	20,836,487
West Pharmaceutical Services, Inc.	10,207	3,362,084
		54,684,630
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 21.2%
AstraZeneca PLC	28,174	$ 4,384,803
Daiichi Sankyo Co. Ltd.	34,800	1,209,429
Eli Lilly & Co. (f)	72,897	65,999,486
Johnson & Johnson	83,583	12,216,491
Longboard Pharmaceuticals, Inc. (a)	2,931	79,225
Merck & Co., Inc. (b)	188,107	23,287,647
Novo Nordisk A/S, Class B	47,689	6,823,569
Pfizer, Inc.	321,776	9,003,292
Sanofi SA	26,788	2,583,519
Structure Therapeutics, Inc., ADR (a)(c)	21,344	838,179
Zoetis, Inc., Class A	24,049	4,169,135
		130,594,775
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/27/24, Cost: $65,000) (a)(d)(e)	65	69,402
Total Common Stocks — 97.0% (Cost: $366,618,407)		597,734,782

	Benefical Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —) (d)(e)(g)	$6	84,329
Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc., (Acquired 09/30/15, Cost: $ —) (d)(e)(g)	190	26,622
Total Other Interests — 0.0% (Cost: $ — )		110,951

	Shares
Preferred Securities
Preferred Stocks — 0.7% (a)(d)(e)
Biotechnology — 0.3%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	439,474
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	132,943
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	341,305
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	70,300
Kartos Therapeutics, Inc., Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	519,193
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	590,800
		2,094,015
Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	200,430
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	$ 745,812
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	20
		946,262
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	284,271
Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	317,488
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $907,000)	89,892	243,607
		3,885,643
Total Preferred Securities — 0.7% (Cost: $6,232,887)		3,885,643
Rights
Biotechnology — 0.0%
Korro Bio, Inc., CVR (d)	43,807	11,180
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR (d)	14,359	28,000
Total Rights — 0.0% (Cost: $25,669)		39,180
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $0) (a)(d)(e)	238,856	33,440
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50) (a)	4,201	77
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50) (a)	4,050	648
Total Warrants — 0.0% (Cost: $14,030)		34,165
Total Long-Term Investments — 97.7% (Cost: $372,890,993)		601,804,721

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (h)(i)(j)	1,028,463	$ 1,028,771
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	18,912,592	18,912,592
Total Short-Term Securities — 3.2% (Cost: $19,941,463)		19,941,363
Total Investments Before Options Written — 100.9% (Cost: $392,832,456)		621,746,084
Options Written — (1.1)% (Premiums Received: $(5,544,655))		(6,728,994)
Total Investments, Net of Options Written — 99.8% (Cost: $387,287,801)		615,017,090
Other Assets Less Liabilities — 0.2%		1,244,685
Net Assets — 100.0%		$ 616,261,775

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,267,111, representing 0.7% of its net assets as of period end, and an original cost of $6,497,887.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,028,752 (a)	$ —	$ 119	$ (100)	$ 1,028,771	1,028,463	$ 1,280 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	31,396,977	—	(12,484,385) (a)	—	—	18,912,592	18,912,592	484,886	—
SL Liquidity Series, LLC, Money Market Series (c)	—	463 (a)	—	(463)	—	—	—	690 (b)	—
				$ (344)	$ (100)	$ 19,941,363		$ 486,856	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	156	07/05/24	USD	106.00	USD	1,621	$ (3,744)
Centene Corp.	77	07/05/24	USD	77.00	USD	511	(5,775)
Danaher Corp.	107	07/05/24	USD	270.00	USD	2,673	(11,770)
Moderna, Inc.	31	07/05/24	USD	155.00	USD	368	(109)
AbbVie, Inc.	204	07/12/24	USD	160.00	USD	3,499	(241,230)
Align Technology, Inc.	11	07/12/24	USD	280.00	USD	266	(743)
Baxter International, Inc.	115	07/12/24	USD	35.00	USD	385	(1,438)
Biogen, Inc.	23	07/12/24	USD	220.00	USD	533	(28,865)
Danaher Corp.	78	07/12/24	USD	270.00	USD	1,949	(1,365)
Dexcom, Inc.	53	07/12/24	USD	126.00	USD	601	(1,060)
McKesson Corp.	14	07/12/24	USD	570.00	USD	818	(24,150)
Medtronic PLC	41	07/12/24	USD	81.00	USD	323	(861)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Merck & Co., Inc.	273	07/12/24	USD	131.00	USD	3,380	$ (136,500)
Pfizer, Inc.	407	07/12/24	USD	30.00	USD	1,139	(1,425)
Thermo Fisher Scientific, Inc.	35	07/12/24	USD	600.00	USD	1,936	(7,612)
UnitedHealth Group, Inc.	90	07/12/24	USD	505.00	USD	4,583	(91,350)
Abbott Laboratories	62	07/19/24	USD	105.00	USD	644	(11,098)
AbbVie, Inc.	204	07/19/24	USD	165.00	USD	3,499	(159,120)
Agilent Technologies, Inc.	45	07/19/24	USD	160.00	USD	583	(900)
Alnylam Pharmaceuticals, Inc.	25	07/19/24	USD	175.00	USD	608	(170,625)
Amgen, Inc.	276	07/19/24	USD	315.00	USD	8,624	(139,380)
Argenx SE, ADR	9	07/19/24	USD	420.00	USD	387	(15,525)
Avantor, Inc.	71	07/19/24	USD	22.00	USD	151	(1,775)
Baxter International, Inc.	58	07/19/24	USD	35.00	USD	194	(1,160)
Becton Dickinson & Co.	64	07/19/24	USD	240.00	USD	1,496	(11,200)
BioMarin Pharmaceutical, Inc.	41	07/19/24	USD	85.00	USD	338	(3,382)
Bio-Techne Corp.	40	07/19/24	USD	90.00	USD	287	(19,200)
Blueprint Medicines Corp.	50	07/19/24	USD	110.00	USD	539	(18,375)
Boston Scientific Corp.	1,682	07/19/24	USD	72.85	USD	12,953	(790,271)
Bridgebio Pharma, Inc.	33	07/19/24	USD	30.00	USD	84	(413)
Cencora, Inc.	52	07/19/24	USD	228.63	USD	1,172	(17,497)
Cigna Group	81	07/19/24	USD	340.00	USD	2,678	(26,527)
Cooper Cos., Inc.	130	07/19/24	USD	101.50	USD	1,135	(3,827)
Edwards Lifesciences Corp.	75	07/19/24	USD	90.00	USD	693	(29,625)
Elevance Health, Inc.	93	07/19/24	USD	550.00	USD	5,039	(72,540)
Eli Lilly & Co.	58	07/19/24	USD	820.00	USD	5,251	(525,045)
GE HealthCare Technologies, Inc.	160	07/19/24	USD	80.00	USD	1,247	(12,800)
Gilead Sciences, Inc.	110	07/19/24	USD	65.00	USD	755	(42,900)
Guardant Health, Inc.	46	07/19/24	USD	30.00	USD	133	(5,175)
HCA Healthcare, Inc.	41	07/19/24	USD	330.00	USD	1,317	(20,295)
IDEXX Laboratories, Inc.	28	07/19/24	USD	530.00	USD	1,364	(9,380)
Incyte Corp.	21	07/19/24	USD	59.00	USD	127	(5,142)
Insmed, Inc.	60	07/19/24	USD	65.00	USD	402	(25,500)
Inspire Medical Systems, Inc.	11	07/19/24	USD	190.00	USD	147	(1,018)
Johnson & Johnson	160	07/19/24	USD	155.00	USD	2,339	(4,640)
Labcorp Holdings, Inc.	13	07/19/24	USD	220.00	USD	265	(455)
Legend Biotech Corp., ADR	60	07/19/24	USD	45.06	USD	266	(13,176)
Masimo Corp.	38	07/19/24	USD	130.00	USD	479	(11,495)
McKesson Corp.	38	07/19/24	USD	600.00	USD	2,219	(18,810)
Medtronic PLC	68	07/19/24	USD	85.00	USD	535	(680)
Merus NV	43	07/19/24	USD	65.00	USD	254	(21,070)
Mettler-Toledo International, Inc.	1	07/19/24	USD	1,520.00	USD	140	(510)
Mettler-Toledo International, Inc.	3	07/19/24	USD	1,480.00	USD	419	(1,800)
Moderna, Inc.	37	07/19/24	USD	135.00	USD	439	(4,144)
Neurocrine Biosciences, Inc.	22	07/19/24	USD	145.00	USD	303	(2,750)
Nuvalent, Inc., Class A	26	07/19/24	USD	70.00	USD	197	(18,490)
Penumbra, Inc.	23	07/19/24	USD	210.00	USD	414	(11,040)
Pfizer, Inc.	408	07/19/24	USD	31.00	USD	1,142	(1,428)
PTC Therapeutics, Inc.	38	07/19/24	USD	35.00	USD	116	(11,210)
QIAGEN NV	68	07/19/24	USD	50.00	USD	279	(1,360)
Quest Diagnostics, Inc.	43	07/19/24	USD	145.00	USD	589	(1,398)
Regeneron Pharmaceuticals, Inc.	10	07/19/24	USD	1,050.00	USD	1,051	(21,250)
Repligen Corp.	15	07/19/24	USD	185.00	USD	189	(600)
REVOLUTION Medicines, Inc.	37	07/19/24	USD	42.00	USD	144	(3,330)
Rhythm Pharmaceuticals, Inc.	36	07/19/24	USD	50.00	USD	148	(18,000)
Rhythm Pharmaceuticals, Inc.	48	07/19/24	USD	45.00	USD	197	(2,280)
Rocket Pharmaceuticals, Inc.	34	07/19/24	USD	25.00	USD	73	(2,380)
Soleno Therapeutics, Inc.	23	07/19/24	USD	45.00	USD	94	(2,243)
STERIS PLC	18	07/19/24	USD	220.00	USD	395	(8,775)
Structure Therapeutics, Inc., ADR	52	07/19/24	USD	55.00	USD	204	(780)
Stryker Corp.	126	07/19/24	USD	341.00	USD	4,287	(75,979)
Ultragenyx Pharmaceutical, Inc.	12	07/19/24	USD	45.00	USD	49	(1,920)
Vaxcyte, Inc.	60	07/19/24	USD	75.00	USD	453	(19,200)
Vertex Pharmaceuticals, Inc.	55	07/19/24	USD	460.00	USD	2,578	(82,500)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
West Pharmaceutical Services, Inc.	37	07/19/24	USD	376.00	USD	1,219	$ (2,142)
Xenon Pharmaceuticals, Inc.	66	07/19/24	USD	45.00	USD	257	(16,830)
Zoetis, Inc., Class A	79	07/19/24	USD	175.00	USD	1,370	(24,095)
Align Technology, Inc.	10	07/26/24	USD	275.00	USD	241	(6,550)
Centene Corp.	81	07/26/24	USD	69.00	USD	537	(8,910)
Dexcom, Inc.	53	07/26/24	USD	123.00	USD	601	(8,082)
Eli Lilly & Co.	78	07/26/24	USD	900.00	USD	7,062	(218,400)
Gilead Sciences, Inc.	102	07/26/24	USD	65.00	USD	700	(47,685)
Humana, Inc.	21	07/26/24	USD	360.00	USD	785	(39,690)
Intuitive Surgical, Inc.	58	07/26/24	USD	420.00	USD	2,580	(185,020)
Medtronic PLC	27	07/26/24	USD	82.00	USD	213	(999)
Merck & Co., Inc.	239	07/26/24	USD	132.00	USD	2,959	(119,500)
Moderna, Inc.	21	07/26/24	USD	150.00	USD	249	(767)
Sarepta Therapeutics, Inc.	31	07/26/24	USD	145.00	USD	490	(48,980)
UnitedHealth Group, Inc.	120	07/26/24	USD	510.00	USD	6,111	(199,800)
Vertex Pharmaceuticals, Inc.	46	07/26/24	USD	470.00	USD	2,156	(51,060)
Abbott Laboratories	410	08/02/24	USD	106.00	USD	4,260	(82,410)
AbbVie, Inc.	204	08/02/24	USD	175.00	USD	3,499	(64,770)
Amgen, Inc.	10	08/02/24	USD	320.00	USD	312	(5,300)
Avantor, Inc.	70	08/02/24	USD	23.00	USD	148	(16,450)
Baxter International, Inc.	56	08/02/24	USD	35.00	USD	187	(4,200)
Biogen, Inc.	71	08/02/24	USD	245.00	USD	1,646	(37,807)
Bridgebio Pharma, Inc.	30	08/02/24	USD	30.00	USD	76	(14,400)
Cigna Group	39	08/02/24	USD	345.00	USD	1,289	(18,135)
Danaher Corp.	111	08/02/24	USD	260.00	USD	2,773	(41,070)
Eli Lilly & Co.	141	08/02/24	USD	935.00	USD	12,766	(225,600)
Humana, Inc.	3	08/02/24	USD	365.00	USD	112	(6,150)
Intuitive Surgical, Inc.	54	08/02/24	USD	440.00	USD	2,402	(103,950)
McKesson Corp.	43	08/02/24	USD	600.00	USD	2,511	(37,195)
Moderna, Inc.	38	08/02/24	USD	136.00	USD	451	(10,279)
Pfizer, Inc.	407	08/02/24	USD	28.00	USD	1,139	(31,746)
Thermo Fisher Scientific, Inc.	47	08/02/24	USD	580.00	USD	2,599	(35,955)
Align Technology, Inc.	11	08/09/24	USD	260.00	USD	266	(10,835)
Centene Corp.	62	08/09/24	USD	69.00	USD	411	(14,260)
Humana, Inc.	31	08/09/24	USD	390.00	USD	1,158	(32,240)
Intuitive Surgical, Inc.	54	08/09/24	USD	460.00	USD	2,402	(62,370)
Regeneron Pharmaceuticals, Inc.	25	08/09/24	USD	1,060.00	USD	2,628	(79,625)
AbbVie, Inc.	73	08/16/24	USD	175.00	USD	1,252	(23,396)
Agilent Technologies, Inc.	44	08/16/24	USD	140.00	USD	570	(6,270)
Alnylam Pharmaceuticals, Inc.	67	08/16/24	USD	200.00	USD	1,628	(306,525)
Argenx SE, ADR	48	08/16/24	USD	420.00	USD	2,064	(121,200)
Avantor, Inc.	70	08/16/24	USD	23.00	USD	148	(2,800)
Beam Therapeutics, Inc.	78	08/16/24	USD	27.00	USD	183	(8,190)
Becton Dickinson & Co.	64	08/16/24	USD	240.00	USD	1,496	(30,720)
BeiGene Ltd., ADR	25	08/16/24	USD	170.00	USD	357	(12,500)
Biogen, Inc.	67	08/16/24	USD	230.00	USD	1,553	(80,065)
BioMarin Pharmaceutical, Inc.	130	08/16/24	USD	89.75	USD	1,070	(14,451)
Bio-Techne Corp.	23	08/16/24	USD	75.00	USD	165	(7,705)
Blueprint Medicines Corp.	51	08/16/24	USD	115.00	USD	550	(21,930)
Cencora, Inc.	65	08/16/24	USD	240.00	USD	1,464	(14,137)
Cooper Cos., Inc.	100	08/16/24	USD	92.50	USD	873	(12,000)
Denali Therapeutics, Inc.	60	08/16/24	USD	22.50	USD	139	(18,000)
Dexcom, Inc.	55	08/16/24	USD	125.00	USD	624	(12,375)
Edwards Lifesciences Corp.	213	08/16/24	USD	95.00	USD	1,967	(59,107)
Elevance Health, Inc.	37	08/16/24	USD	550.00	USD	2,005	(52,725)
Glaukos Corp.	19	08/16/24	USD	120.00	USD	225	(12,160)
Guardant Health, Inc.	46	08/16/24	USD	29.90	USD	133	(9,394)
HCA Healthcare, Inc.	41	08/16/24	USD	350.00	USD	1,317	(16,810)
Incyte Corp.	37	08/16/24	USD	63.88	USD	224	(3,860)
Inspire Medical Systems, Inc.	11	08/16/24	USD	185.00	USD	147	(2,283)
Ionis Pharmaceuticals, Inc.	71	08/16/24	USD	45.00	USD	338	(28,400)
IQVIA Holdings, Inc.	25	08/16/24	USD	230.00	USD	529	(7,750)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Labcorp Holdings, Inc.	12	08/16/24	USD	220.00	USD	244	$ (2,220)
Legend Biotech Corp., ADR	61	08/16/24	USD	45.00	USD	270	(20,587)
Medtronic PLC	68	08/16/24	USD	82.50	USD	535	(4,896)
Merck & Co., Inc.	278	08/16/24	USD	135.00	USD	3,442	(47,538)
Neurocrine Biosciences, Inc.	15	08/16/24	USD	145.00	USD	207	(8,175)
Nuvalent, Inc., Class A	21	08/16/24	USD	85.00	USD	159	(9,870)
Penumbra, Inc.	22	08/16/24	USD	185.00	USD	396	(20,240)
PTC Therapeutics, Inc.	37	08/16/24	USD	37.61	USD	113	(3,980)
QIAGEN NV	65	08/16/24	USD	45.00	USD	267	(4,875)
Repligen Corp.	15	08/16/24	USD	125.00	USD	189	(13,725)
REVOLUTION Medicines, Inc.	37	08/16/24	USD	40.00	USD	144	(10,730)
Rhythm Pharmaceuticals, Inc.	103	08/16/24	USD	45.00	USD	423	(19,827)
Rocket Pharmaceuticals, Inc.	35	08/16/24	USD	25.00	USD	75	(2,363)
Soleno Therapeutics, Inc.	23	08/16/24	USD	45.00	USD	94	(5,692)
STERIS PLC	18	08/16/24	USD	220.00	USD	395	(15,480)
Structure Therapeutics, Inc., ADR	60	08/16/24	USD	52.50	USD	236	(6,900)
Stryker Corp.	59	08/16/24	USD	350.00	USD	2,007	(39,530)
Thermo Fisher Scientific, Inc.	61	08/16/24	USD	580.00	USD	3,373	(58,865)
Ultragenyx Pharmaceutical, Inc.	42	08/16/24	USD	40.00	USD	173	(14,490)
UnitedHealth Group, Inc.	153	08/16/24	USD	510.00	USD	7,792	(303,322)
Viking Therapeutics, Inc.	50	08/16/24	USD	75.00	USD	265	(13,250)
West Pharmaceutical Services, Inc.	1	08/16/24	USD	350.00	USD	33	(925)
Xenon Pharmaceuticals, Inc.	70	08/16/24	USD	40.00	USD	273	(23,100)
							$ (6,509,975)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Daiichi Sankyo Co. Ltd.	BNP Paribas SA	13,200	07/16/24	JPY	5,560.97	JPY	73,808	$ (10,453)
AstraZeneca PLC	Citibank N.A.	2,500	07/18/24	GBP	127.76	GBP	308	(2,413)
Cencora, Inc.	Citibank N.A.	11,900	08/01/24	USD	242.71	USD	2,681	(13,528)
AstraZeneca PLC	Goldman Sachs International	4,800	08/02/24	GBP	127.64	GBP	591	(10,229)
Genmab A/S	Bank of America N.A.	1,100	08/02/24	DKK	1,902.68	DKK	1,920	(3,594)
Sanofi SA	Bank of America N.A.	5,400	08/02/24	EUR	90.38	EUR	486	(14,628)
AstraZeneca PLC	UBS AG	3,350	08/06/24	GBP	127.08	GBP	412	(8,901)
Genmab A/S, ADR	Morgan Stanley & Co. International PLC	7,500	08/06/24	USD	26.42	USD	188	(13,448)
Zealand Pharma A/S	Bank of America N.A.	1,600	08/06/24	DKK	711.70	DKK	1,424	(42,581)
Novo Nordisk A/S, Class B	Goldman Sachs International	18,200	08/13/24	DKK	1,027.66	DKK	18,135	(87,883)
Sanofi SA	JPMorgan Chase Bank N.A.	4,700	08/13/24	EUR	91.96	EUR	423	(11,361)
								$ (219,019)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 1,259,275	$ (2,443,614)	$ (6,728,994)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 6,728,994	$ —	$ —	$ —	$ 6,728,994
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (9,689,871)	$ —	$ —	$ —	$ (9,689,871)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 1,295,068	$ —	$ —	$ —	$ 1,295,068
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts written	$ 6,893,907
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 6,728,994
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	6,728,994
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(6,509,975)
Total derivative assets and liabilities subject to an MNA	$ —	$ 219,019
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 60,803	$ —	$ —	$ —	$ 60,803
BNP Paribas SA	10,453	—	—	—	10,453
Citibank N.A.	15,941	—	(15,941)	—	—
Goldman Sachs International	98,112	—	—	—	98,112
JPMorgan Chase Bank N.A.	11,361	—	—	—	11,361
Morgan Stanley & Co. International PLC	13,448	—	—	—	13,448
UBS AG	8,901	—	—	—	8,901
	$ 219,019	$ —	$ (15,941)	$ —	$ 203,078

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 146,932,075	$ 2,244,090	$ —	$ 149,176,165
Capital Markets	628,837	—	—	628,837
Health Care Equipment & Supplies	136,133,995	—	167,675	136,301,670
Health Care Providers & Services	126,279,303	—	—	126,279,303
Life Sciences Tools & Services	54,684,630	—	—	54,684,630
Pharmaceuticals	115,593,455	15,001,320	—	130,594,775
Software	—	—	69,402	69,402
Other Interests	—	—	110,951	110,951
Preferred Securities
Preferred Stocks	—	—	3,885,643	3,885,643
Rights	—	—	39,180	39,180
Warrants	725	—	33,440	34,165
Short-Term Securities
Money Market Funds	19,941,363	—	—	19,941,363
	$ 600,194,383	$ 17,245,410	$ 4,306,291	$ 621,746,084
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (5,551,766)	$ (1,177,228)	$ —	$ (6,728,994)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.6%
Axon Enterprise, Inc. (a)(b)(c)	201,058	$ 59,159,306
HEICO Corp.	213,250	47,684,832
		106,844,138
Air Freight & Logistics — 0.6%
GXO Logistics, Inc. (c)	234,810	11,857,905
Automobile Components — 0.9%
Fox Factory Holding Corp. (c)	363,790	17,531,040
Biotechnology — 0.8%
Halozyme Therapeutics, Inc. (c)(d)	302,304	15,828,638
Building Products — 1.6%
AZEK Co., Inc., Class A (c)	737,130	31,055,287
Capital Markets — 4.5%
TPG, Inc., Class A	911,268	37,772,059
Tradeweb Markets, Inc., Class A (b)	457,115	48,454,190
		86,226,249
Construction & Engineering — 2.2%
Comfort Systems USA, Inc.	135,724	41,276,383
Diversified Consumer Services (c) — 1.8%
Duolingo, Inc., Class A	97,443	20,333,431
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012) (e)(f)	1,001,454	13,229,207
		33,562,638
Electrical Equipment — 2.8%
Vertiv Holdings Co., Class A	604,148	52,301,092
Entertainment — 1.7%
Liberty Media Corp.-Liberty Formula One, Class C (c)	440,710	31,660,606
Food Products — 0.4%
Freshpet, Inc. (c)	62,788	8,124,139
Ground Transportation — 2.9%
Saia, Inc. (a)(c)(d)	114,286	54,204,707
Health Care Equipment & Supplies (c) — 4.9%
Align Technology, Inc.	187,295	45,218,631
IDEXX Laboratories, Inc.	50,305	24,508,596
Inspire Medical Systems, Inc. (d)	21,498	2,877,077
Masimo Corp.	165,568	20,851,634
		93,455,938
Health Care Providers & Services — 0.6%
Surgery Partners, Inc. (c)	508,736	12,102,829
Hotels, Restaurants & Leisure (c) — 3.9%
DraftKings, Inc., Class A	1,066,690	40,715,557
Planet Fitness, Inc., Class A (b)	438,494	32,268,774
		72,984,331
Industrial REITs — 0.1%
Innovative Industrial Properties, Inc.	13,416	1,465,295
Rexford Industrial Realty, Inc.	13,893	619,489
		2,084,784
Interactive Media & Services (c) — 3.2%
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736) (e)(f)	208,333	5,095,825
Pinterest, Inc., Class A	1,267,989	55,880,275
		60,976,100
Security	Shares	Value
IT Services (c) — 3.4%
DigitalOcean Holdings, Inc.	249,292	$ 8,662,897
Globant SA	165,042	29,420,387
MongoDB, Inc., Class A	107,082	26,766,217
		64,849,501
Life Sciences Tools & Services — 5.3%
Azenta, Inc. (c)	22,421	1,179,793
Bio-Techne Corp.	208,207	14,918,032
Charles River Laboratories International, Inc. (c)	96,694	19,975,046
Repligen Corp. (c)	183,528	23,135,540
West Pharmaceutical Services, Inc.	126,243	41,583,182
		100,791,593
Machinery — 0.9%
AutoStore Holdings Ltd. (c)(d)(g)	13,757,639	16,135,050
Professional Services — 0.1%
Paylocity Holding Corp. (c)	6,588	868,628
Real Estate Management & Development — 2.8%
CoStar Group, Inc. (c)	713,381	52,890,067
Semiconductors & Semiconductor Equipment — 9.8%
ASM International NV	67,211	51,374,476
Astera Labs, Inc. (c)(d)	50,327	3,045,287
Entegris, Inc. (b)	406,756	55,074,762
Lattice Semiconductor Corp. (c)	220,550	12,789,695
Monolithic Power Systems, Inc. (a)	77,411	63,607,070
		185,891,290
Software — 12.6%
ANSYS, Inc. (c)	63,530	20,424,895
Aspen Technology, Inc. (c)	69,405	13,785,915
Bentley Systems, Inc., Class B (d)	839,640	41,444,630
Confluent, Inc., Class A (c)(d)	1,341,338	39,609,711
CyberArk Software Ltd. (c)	76,942	21,037,482
JFrog Ltd. (c)	513,844	19,294,842
Monday.com Ltd. (c)	13,759	3,312,617
PTC, Inc. (c)	244,712	44,456,829
SiteMinder Ltd. (c)	4,279,606	14,412,958
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997) (c)(e)(f)	199,738	1,362,213
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537) (c)(e)(f)	1,809,860	14,225,500
Teya Services Ltd., (Acquired 11/16/21, Cost: $49,999,974) (c)(e)(f)	25,742	6,637,575
		240,005,167
Specialty Retail — 1.4%
Floor & Decor Holdings, Inc., Class A (c)	264,173	26,261,438
Textiles, Apparel & Luxury Goods — 2.7%
Brunello Cucinelli SpA	198,440	19,805,509
On Holding AG, Class A (c)(d)	793,857	30,801,651
		50,607,160
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A (c)(d)	587,102	28,732,772
Total Common Stocks — 79.0% (Cost: $1,385,464,458)		1,499,109,470
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 21.6% (e)(f)
Aerospace & Defense — 0.1%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999) (c)	909,438	$ 1,082,231
Automobile Components — 2.6%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009) (c)	2,189,612	48,587,490
Capital Markets (c) — 2.4%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,718,497
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	28,166,667
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	13,555,079
		44,440,243
Diversified Consumer Services — 0.2%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004) (c)	333,818	4,409,736
Diversified Telecommunication Services — 0.5%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912) (c)	32,690	9,985,814
Entertainment — 1.0%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983) (c)	2,172,486	18,683,380
Food Products — 0.6%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,986) (c)	1,972,240	11,813,718
Hotels, Restaurants & Leisure (c) — 1.4%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	3,758,288
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	23,162,634
		26,920,922
Interactive Media & Services — 0.5%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352) (c)	416,667	10,191,675
IT Services (c) — 2.0%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	29,247,767
Wagestream Holdings Ltd., Series C Private, (Acquired 02/11/22, Cost: $10,024,684)	762,746	8,176,304
		37,424,071
Semiconductors & Semiconductor Equipment (c) — 2.9%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	48,424,846
Rivos, Inc., Series A1, (Acquired 12/03/21, Cost: $7,996,292)	2,997,684	7,284,372
		55,709,218
Software — 5.9%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995) (c)	2,745,894	8,896,697
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983) (c)	898,024	10,722,407
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997) (c)	2,165,400	13,642,020
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959) (c)	900,760	26,275,169
Security	Shares	Value
Software (continued)
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	$ 13,813,954
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003) (c)	1,687,916	12,591,853
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993) (c)	732,373	4,994,784
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470) (c)	1,685,092	13,244,823
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000) (c)	4,684,060	8,571,830
		112,753,537
Specialty Retail — 0.3%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000) (c)	1,400,669	5,140,455
Wireless Telecommunication Services — 1.2%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992) (c)	1,365,305	23,237,491
		410,379,981
Total Preferred Securities — 21.6% (Cost: $662,142,595)		410,379,981
Total Long-Term Investments — 100.6% (Cost: $2,047,607,053)		1,909,489,451
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (h)(i)(j)	26,008,894	26,016,697
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	340,153	340,153
Total Short-Term Securities — 1.4% (Cost: $26,357,620)		26,356,850
Total Investments Before Options Written — 102.0% (Cost: $2,073,964,673)		1,935,846,301
Options Written — (0.4)% (Premiums Received: $(8,046,400))		(6,545,188)
Total Investments, Net of Options Written — 101.6% (Cost: $2,065,918,273)		1,929,301,113
Liabilities in Excess of Other Assets — (1.6)%		(31,020,003)
Net Assets — 100.0%		$ 1,898,281,110

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $450,930,301, representing 23.8% of its net assets as of period end, and an original cost of $779,086,851.

(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 26,018,994 (a)	$ —	$ (1,527)	$ (770)	$ 26,016,697	26,008,894	$ 16,519 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	326,227	13,926 (a)	—	—	—	340,153	340,153	108,749	—
SL Liquidity Series, LLC, Money Market Series (c)	20,505,005	—	(20,506,863) (a)	3,019	(1,161)	—	—	14,373 (b)	—
				$ 1,492	$ (1,931)	$ 26,356,850		$ 139,641	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Confluent, Inc., Class A	362	07/01/24	USD	31.50	USD	1,069	$ (726)
HEICO Corp.	144	07/02/24	USD	215.00	USD	3,220	(131,597)
Align Technology, Inc.	86	07/12/24	USD	280.00	USD	2,076	(5,805)
On Holding AG, Class A	252	07/12/24	USD	44.00	USD	978	(3,906)
Pinterest, Inc., Class A	184	07/12/24	USD	43.00	USD	811	(27,784)
ANSYS, Inc.	73	07/19/24	USD	340.00	USD	2,347	(12,045)
Aspen Technology, Inc.	74	07/19/24	USD	220.00	USD	1,470	(34,780)
Axon Enterprise, Inc.	191	07/19/24	USD	330.00	USD	5,620	(6,685)
AZEK Co., Inc., Class A	610	07/19/24	USD	50.00	USD	2,570	(4,575)
Azenta, Inc.	18	07/19/24	USD	55.00	USD	95	(4,815)
Bentley Systems, Inc., Class B	503	07/19/24	USD	55.00	USD	2,483	(7,545)
Bio-Techne Corp.	447	07/19/24	USD	90.00	USD	3,203	(214,560)
Charles River Laboratories International, Inc.	69	07/19/24	USD	250.00	USD	1,425	(33,120)
Comfort Systems USA, Inc.	120	07/19/24	USD	350.00	USD	3,649	(27,000)
Confluent, Inc., Class A	814	07/19/24	USD	33.00	USD	2,404	(18,314)
Core & Main, Inc., Class A	434	07/19/24	USD	62.50	USD	2,124	(6,510)
CyberArk Software Ltd.	123	07/19/24	USD	270.00	USD	3,363	(120,540)
DigitalOcean Holdings, Inc.	267	07/19/24	USD	37.50	USD	928	(12,682)
DraftKings, Inc., Class A	363	07/19/24	USD	48.00	USD	1,386	(2,904)
Duolingo, Inc., Class A	89	07/19/24	USD	203.00	USD	1,857	(109,368)
Entegris, Inc.	240	07/19/24	USD	145.00	USD	3,250	(32,400)
Floor & Decor Holdings, Inc., Class A	225	07/19/24	USD	125.00	USD	2,237	(6,188)
Fox Factory Holding Corp.	270	07/19/24	USD	50.00	USD	1,301	(40,500)
Freshpet, Inc.	72	07/19/24	USD	130.00	USD	932	(28,800)
Globant SA	154	07/19/24	USD	191.00	USD	2,745	(17,504)
GXO Logistics, Inc.	188	07/19/24	USD	55.00	USD	949	(2,820)
Halozyme Therapeutics, Inc.	242	07/19/24	USD	52.88	USD	1,267	(31,755)
HEICO Corp.	197	07/19/24	USD	230.00	USD	4,405	(40,877)
IDEXX Laboratories, Inc.	82	07/19/24	USD	530.00	USD	3,995	(27,470)
Innovative Industrial Properties, Inc.	21	07/19/24	USD	110.00	USD	229	(4,410)
Inspire Medical Systems, Inc.	17	07/19/24	USD	190.00	USD	228	(1,573)
JFrog Ltd.	400	07/19/24	USD	36.50	USD	1,502	(82,250)
Lattice Semiconductor Corp.	352	07/19/24	USD	65.00	USD	2,041	(10,560)
Liberty Media Corp.-Liberty Formula One, Class C	143	07/19/24	USD	75.00	USD	1,027	(11,797)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MongoDB, Inc., Class A	18	07/19/24	USD	270.00	USD	450	$ (6,345)
Monolithic Power Systems, Inc.	42	07/19/24	USD	750.00	USD	3,451	(328,020)
On Holding AG, Class A	174	07/19/24	USD	45.00	USD	675	(1,827)
Pinterest, Inc., Class A	141	07/19/24	USD	41.00	USD	621	(47,940)
Pinterest, Inc., Class A	535	07/19/24	USD	43.00	USD	2,358	(97,905)
Planet Fitness, Inc., Class A	350	07/19/24	USD	77.50	USD	2,576	(20,125)
PTC, Inc.	104	07/19/24	USD	190.00	USD	1,889	(11,440)
PTC, Inc.	52	07/19/24	USD	185.00	USD	945	(11,570)
Repligen Corp.	13	07/19/24	USD	185.00	USD	164	(520)
Rexford Industrial Realty, Inc.	22	07/19/24	USD	46.50	USD	98	(1,392)
Saia, Inc.	85	07/19/24	USD	490.00	USD	4,031	(81,175)
Tradeweb Markets, Inc., Class A	365	07/19/24	USD	111.26	USD	3,869	(31,740)
Vertiv Holdings Co., Class A	637	07/19/24	USD	105.00	USD	5,515	(28,665)
West Pharmaceutical Services, Inc.	108	07/19/24	USD	376.00	USD	3,557	(6,251)
Align Technology, Inc.	37	07/26/24	USD	275.00	USD	893	(24,235)
DraftKings, Inc., Class A	512	07/26/24	USD	41.00	USD	1,954	(31,488)
MongoDB, Inc., Class A	50	07/26/24	USD	245.00	USD	1,250	(74,500)
On Holding AG, Class A	274	07/26/24	USD	43.00	USD	1,063	(9,727)
Vertiv Holdings Co., Class A	187	07/26/24	USD	95.00	USD	1,619	(55,632)
Axon Enterprise, Inc.	130	08/02/24	USD	291.00	USD	3,825	(189,356)
DraftKings, Inc., Class A	400	08/02/24	USD	41.00	USD	1,527	(52,000)
Monday.com Ltd.	22	08/02/24	USD	225.00	USD	530	(49,390)
On Holding AG, Class A	285	08/02/24	USD	45.00	USD	1,106	(10,118)
Pinterest, Inc., Class A	384	08/02/24	USD	50.00	USD	1,692	(33,792)
Align Technology, Inc.	176	08/09/24	USD	260.00	USD	4,249	(173,360)
Vertiv Holdings Co., Class A	142	08/09/24	USD	100.00	USD	1,229	(52,895)
ANSYS, Inc.	48	08/16/24	USD	340.00	USD	1,543	(16,560)
Aspen Technology, Inc.	38	08/16/24	USD	210.00	USD	755	(27,740)
AZEK Co., Inc., Class A	570	08/16/24	USD	50.00	USD	2,401	(22,800)
Azenta, Inc.	17	08/16/24	USD	60.00	USD	89	(4,930)
Charles River Laboratories International, Inc.	85	08/16/24	USD	230.00	USD	1,756	(25,500)
Confluent, Inc., Class A	970	08/16/24	USD	32.00	USD	2,864	(177,025)
Core & Main, Inc., Class A	505	08/16/24	USD	53.76	USD	2,471	(48,276)
CoStar Group, Inc.	570	08/16/24	USD	76.50	USD	4,226	(110,077)
DigitalOcean Holdings, Inc.	266	08/16/24	USD	37.50	USD	924	(49,210)
DraftKings, Inc., Class A	400	08/16/24	USD	42.00	USD	1,527	(65,000)
Duolingo, Inc., Class A	67	08/16/24	USD	230.00	USD	1,398	(81,405)
Entegris, Inc.	410	08/16/24	USD	145.00	USD	5,551	(190,650)
Floor & Decor Holdings, Inc., Class A	197	08/16/24	USD	125.00	USD	1,958	(34,475)
Fox Factory Holding Corp.	312	08/16/24	USD	50.00	USD	1,504	(112,320)
Freshpet, Inc.	28	08/16/24	USD	130.00	USD	362	(23,800)
Globant SA	110	08/16/24	USD	170.00	USD	1,961	(169,950)
GXO Logistics, Inc.	187	08/16/24	USD	50.00	USD	944	(50,957)
Halozyme Therapeutics, Inc.	242	08/16/24	USD	53.39	USD	1,267	(53,815)
Inspire Medical Systems, Inc.	17	08/16/24	USD	185.00	USD	228	(3,528)
Liberty Media Corp.-Liberty Formula One, Class C	281	08/16/24	USD	75.00	USD	2,019	(57,605)
MongoDB, Inc., Class A	102	08/16/24	USD	250.00	USD	2,550	(170,850)
Monolithic Power Systems, Inc.	93	08/16/24	USD	860.00	USD	7,642	(377,115)
On Holding AG, Class A	285	08/16/24	USD	42.50	USD	1,106	(41,040)
Paylocity Holding Corp.	10	08/16/24	USD	150.00	USD	132	(2,600)
Pinterest, Inc., Class A	392	08/16/24	USD	43.00	USD	1,728	(143,080)
Pinterest, Inc., Class A	392	08/16/24	USD	42.00	USD	1,728	(166,600)
Planet Fitness, Inc., Class A	350	08/16/24	USD	80.00	USD	2,576	(60,375)
PTC, Inc.	235	08/16/24	USD	180.00	USD	4,269	(203,275)
Repligen Corp.	13	08/16/24	USD	125.00	USD	164	(11,895)
Repligen Corp.	267	08/16/24	USD	140.00	USD	3,366	(87,442)
Saia, Inc.	97	08/16/24	USD	480.00	USD	4,601	(288,090)
TPG, Inc., Class A	529	08/16/24	USD	45.00	USD	2,193	(119,025)
Tradeweb Markets, Inc., Class A	366	08/16/24	USD	106.50	USD	3,880	(141,275)
West Pharmaceutical Services, Inc.	93	08/16/24	USD	350.00	USD	3,063	(86,025)
							$ (5,779,883)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AutoStore Holdings Ltd.	UBS AG	280,000	07/02/24	NOK	17.16	NOK	3,506	$ —
Bentley Systems, Inc., Class B	UBS AG	84,000	07/02/24	USD	57.18	USD	4,146	(6)
Liberty Media Corp.-Liberty Formula One, Class C	Barclays Bank PLC	28,100	07/02/24	USD	72.61	USD	2,019	(22,017)
AutoStore Holdings Ltd.	UBS AG	359,500	07/03/24	NOK	17.30	NOK	4,502	—
SiteMinder Ltd.	Bank of America N.A.	67,000	07/03/24	AUD	5.70	AUD	338	—
AutoStore Holdings Ltd.	UBS AG	267,000	07/09/24	NOK	16.15	NOK	3,343	(36)
SiteMinder Ltd.	UBS AG	55,800	07/09/24	AUD	5.53	AUD	282	(152)
AutoStore Holdings Ltd.	Goldman Sachs International	260,000	07/16/24	NOK	15.42	NOK	3,256	(644)
Brunello Cucinelli SpA	Citibank N.A.	8,350	07/16/24	EUR	98.48	EUR	778	(5,766)
SiteMinder Ltd.	UBS AG	104,000	07/16/24	AUD	5.37	AUD	525	(2,378)
Surgery Partners, Inc.	Goldman Sachs International	44,000	07/22/24	USD	28.05	USD	1,047	(34,199)
TPG, Inc., Class A	Citibank N.A.	40,000	07/22/24	USD	42.10	USD	1,658	(48,290)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	58,300	07/23/24	AUD	5.03	AUD	294	(7,083)
AutoStore Holdings Ltd.	Goldman Sachs International	260,000	07/25/24	NOK	16.85	NOK	3,256	(646)
SiteMinder Ltd.	Bank of America N.A.	106,500	07/25/24	AUD	5.08	AUD	538	(11,414)
AutoStore Holdings Ltd.	UBS AG	260,000	07/30/24	NOK	15.82	NOK	3,256	(1,912)
SiteMinder Ltd.	UBS AG	35,500	07/30/24	AUD	4.91	AUD	179	(6,635)
ASM International NV	Goldman Sachs International	5,700	08/02/24	EUR	727.02	EUR	4,068	(173,636)
AutoStore Holdings Ltd.	Goldman Sachs International	260,000	08/02/24	NOK	16.80	NOK	3,256	(1,323)
ASM International NV	Bank of America N.A.	5,100	08/06/24	EUR	773.16	EUR	3,640	(90,494)
AutoStore Holdings Ltd.	Goldman Sachs International	254,700	08/06/24	NOK	16.32	NOK	3,189	(2,123)
Brunello Cucinelli SpA	Citibank N.A.	23,400	08/06/24	EUR	94.79	EUR	2,181	(67,039)
Comfort Systems USA, Inc.	Barclays Bank PLC	8,200	08/07/24	USD	343.15	USD	2,494	(53,407)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	58,300	08/07/24	AUD	4.91	AUD	294	(11,561)
TPG, Inc., Class A	JPMorgan Chase Bank N.A.	52,900	08/07/24	USD	42.77	USD	2,193	(139,676)
SiteMinder Ltd.	Bank of America N.A.	37,350	08/13/24	AUD	5.17	AUD	189	(4,278)
SiteMinder Ltd.	Bank of America N.A.	37,350	08/20/24	AUD	5.17	AUD	189	(4,684)
Surgery Partners, Inc.	Morgan Stanley & Co. International PLC	37,300	08/22/24	USD	26.09	USD	887	(70,555)
SiteMinder Ltd.	UBS AG	49,750	08/28/24	AUD	5.28	AUD	251	(5,351)
								$ (765,305)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 3,049,463	$ (1,548,251)	$ (6,545,188)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 6,545,188	$ —	$ —	$ —	$ 6,545,188
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options purchased (a)	$ —	$ —	$ (703)	$ —	$ —	$ —	$ (703)
Options written	—	—	(3,973,690)	—	—	—	(3,973,690)
	$ —	$ —	$ (3,974,393)	$ —	$ —	$ —	$ (3,974,393)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 10,142,282	$ —	$ —	$ —	$ 10,142,282

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 9,751,405

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 6,545,188
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	6,545,188
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(5,779,883)
Total derivative assets and liabilities subject to an MNA	$ —	$ 765,305
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 110,870	$ —	$ (110,870)	$ —	$ —
Barclays Bank PLC	75,424	—	(75,424)	—	—
Citibank N.A.	121,095	—	—	—	121,095
Goldman Sachs International	212,571	—	(212,571)	—	—
JPMorgan Chase Bank N.A.	158,320	—	(158,320)	—	—
Morgan Stanley & Co. International PLC	70,555	—	—	—	70,555
UBS AG	16,470	—	(16,470)	—	—
	$ 765,305	$ —	$ (573,655)	$ —	$ 191,650

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 106,844,138	$ —	$ —	$ 106,844,138
Air Freight & Logistics	11,857,905	—	—	11,857,905
Automobile Components	17,531,040	—	—	17,531,040
Biotechnology	15,828,638	—	—	15,828,638
Building Products	31,055,287	—	—	31,055,287
Capital Markets	86,226,249	—	—	86,226,249
Construction & Engineering	41,276,383	—	—	41,276,383
Diversified Consumer Services	20,333,431	—	13,229,207	33,562,638
Electrical Equipment	52,301,092	—	—	52,301,092
Entertainment	31,660,606	—	—	31,660,606
Food Products	8,124,139	—	—	8,124,139
Ground Transportation	54,204,707	—	—	54,204,707
Health Care Equipment & Supplies	93,455,938	—	—	93,455,938
Health Care Providers & Services	12,102,829	—	—	12,102,829
Hotels, Restaurants & Leisure	72,984,331	—	—	72,984,331
Industrial REITs	2,084,784	—	—	2,084,784
Interactive Media & Services	55,880,275	—	5,095,825	60,976,100
IT Services	64,849,501	—	—	64,849,501
Life Sciences Tools & Services	100,791,593	—	—	100,791,593
Machinery	—	16,135,050	—	16,135,050
Professional Services	868,628	—	—	868,628
Real Estate Management & Development	52,890,067	—	—	52,890,067
Semiconductors & Semiconductor Equipment	134,516,814	51,374,476	—	185,891,290
Software	203,366,921	14,412,958	22,225,288	240,005,167
Specialty Retail	26,261,438	—	—	26,261,438
Textiles, Apparel & Luxury Goods	30,801,651	19,805,509	—	50,607,160
Trading Companies & Distributors	28,732,772	—	—	28,732,772
Preferred Securities
Preferred Stocks	—	—	410,379,981	410,379,981
Short-Term Securities
Money Market Funds	26,356,850	—	—	26,356,850
	$ 1,383,188,007	$ 101,727,993	$ 450,930,301	$ 1,935,846,301
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (4,824,501)	$ (1,720,687)	$ —	$ (6,545,188)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 71,905,711	$ 441,207,138	$ 513,112,849
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(50,000,000)	—	(50,000,000)
Net change in unrealized appreciation (depreciation) (a)(b)	18,644,609	(30,827,157)	(12,182,548)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Innovation and Growth Term Trust (BIGZ)

	Common Stocks	Preferred Stocks	Total
Purchases	$ —	$ —	$ —
Sales	—	—	—
Closing balance, as of June 30, 2024	$ 40,550,320	$ 410,379,981	$ 450,930,301
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ (15,116,137)	$ (30,827,157)	$ (45,943,294)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 40,550,320	Market	Revenue Multiple	8.00x - 17.50x	12.97x
			Gross Profit Multiple	7.75x	—

Preferred Stocks	410,379,981	Market	Revenue Multiple	0.95x - 18.00x	8.55x
			Time to Exit	0.5 - 5.0 years	3.1 years
			Volatility	40% - 95%	71%
			Market Adjustment Multiple	0.50x - 1.40x	1.08x
$ 450,930,301

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 6.8%
CF Industries Holdings, Inc. (a)	156,976	$ 11,635,061
Corteva, Inc.	348,177	18,780,667
Nutrien Ltd.	586,381	29,852,657
		60,268,385
Construction Materials — 0.7%
CRH PLC	79,558	5,965,259
Containers & Packaging — 9.8%
Avery Dennison Corp.	82,563	18,052,400
DS Smith PLC	952,563	5,048,550
Graphic Packaging Holding Co.	466,343	12,222,850
Packaging Corp. of America (a)	101,564	18,541,524
Smurfit Kappa Group PLC	731,014	32,605,154
		86,470,478
Energy Equipment & Services — 1.7%
Saipem SpA (b)	5,943,496	15,240,849
Food Products — 3.3%
Bunge Global SA	166,995	17,830,056
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056) (b)(c)(d)	18,993,283	11,651,775
		29,481,831
Metals & Mining — 35.6%
Anglo American PLC	878,122	27,749,070
ArcelorMittal SA, Registered Shares	235,389	5,397,470
Barrick Gold Corp.	1,616,211	26,958,408
BHP Group Ltd., ADR (a)	525,643	30,008,959
Filo Corp. (b)	107,121	1,963,813
Filo Corp. Legend (b)	175,560	3,218,482
First Quantum Minerals Ltd.	516,083	6,779,000
Freeport-McMoRan, Inc. (e)	462,073	22,456,748
Glencore PLC	5,385,049	30,642,378
Newmont Corp.	485,442	20,325,457
Norsk Hydro ASA	3,719,824	23,191,177
Nucor Corp.	59,857	9,462,195
Polyus PJSC (b)(c)	104,732	12
Rio Tinto PLC	476,055	31,237,903
Stelco Holdings, Inc.	466,870	12,684,886
Teck Resources Ltd., Class B	628,712	30,115,305
Wheaton Precious Metals Corp.	605,947	31,763,742
		313,955,005
Oil, Gas & Consumable Fuels — 38.4%
BP PLC	7,559,876	45,516,259
Canadian Natural Resources Ltd.	704,846	25,106,645
Cheniere Energy, Inc. (e)	58,002	10,140,490
Chevron Corp. (a)(e)	107,048	16,744,448
ConocoPhillips (a)	159,205	18,209,868
Diamondback Energy, Inc.	48,909	9,791,093
Exxon Mobil Corp. (a)	501,805	57,767,792
Gazprom PJSC (b)(c)	5,430,000	633
Hess Corp. (e)	144,470	21,312,214
Marathon Petroleum Corp.	107,231	18,602,434
Permian Resources Corp., Class A	430,550	6,953,382
Shell PLC, ADR (a)	1,052,446	75,965,552
TotalEnergies SE	484,196	32,418,730
		338,529,540
Security	Shares	Value
Paper & Forest Products — 1.5%
Precious Woods Holding AG, Registered Shares (b)	20,000	$ 133,563
UPM-Kymmene OYJ	361,305	12,689,957
		12,823,520
Total Common Stocks — 97.8% (Cost: $727,786,530)		862,734,867

	Par (000)
Corporate Bonds
Metals & Mining — 0.8%
Allied Gold Corp., 8.75%, 09/07/28 (f)(g)	$7,200	7,092,000
Total Corporate Bonds — 0.8% (Cost: $7,200,000)		7,092,000
Total Long-Term Investments — 98.6% (Cost: $734,986,530)		869,826,867

	Shares
Short-Term Securities
	Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	17,533,182	17,533,182
	Total Short-Term Securities — 2.0% (Cost: $17,533,182)	17,533,182
	Total Investments Before Options Written — 100.6% (Cost: $752,519,712)	887,360,049
	Options Written — (0.6)% (Premiums Received: $(6,005,423))	(5,219,248)
	Total Investments, Net of Options Written — 100.0% (Cost: $746,514,289)	882,140,801
	Other Assets Less Liabilities — 0.0%	380,058
	Net Assets — 100.0%	$ 882,520,859

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,651,775, representing 1.3% of its net assets as of period end, and an original cost of $10,198,056.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Convertible security.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares (a)	$ —	$ —	$ (693) (b)	$ 693	$ —	$ —	—	$ 3,927	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	14,160,077	3,373,105 (b)	—	—	—	17,533,182	17,533,182	364,441	—
SL Liquidity Series, LLC, Money Market Series (a)	6,150,469	—	(6,150,168) (b)	(800)	499	—	—	6,856 (c)	—
				$ (107)	$ 499	$ 17,533,182		$ 375,224	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Exxon Mobil Corp.	315	07/05/24	USD	117.00	USD	3,626	$ (13,388)
Shell PLC, ADR	480	07/05/24	USD	72.00	USD	3,465	(36,000)
Shell PLC, ADR	480	07/05/24	USD	73.00	USD	3,465	(15,600)
ArcelorMittal SA, Registered Shares	438	07/12/24	USD	27.00	USD	1,004	(87,600)
Barrick Gold Corp.	1,710	07/12/24	USD	18.00	USD	2,852	(9,405)
Cheniere Energy, Inc.	104	07/12/24	USD	165.00	USD	1,818	(109,200)
Chevron Corp.	38	07/12/24	USD	165.00	USD	594	(665)
Exxon Mobil Corp.	442	07/12/24	USD	117.00	USD	5,088	(35,360)
Hess Corp.	308	07/12/24	USD	150.00	USD	4,544	(58,520)
Newmont Corp.	150	07/12/24	USD	43.00	USD	628	(8,625)
Nucor Corp.	64	07/12/24	USD	175.00	USD	1,012	(1,120)
Shell PLC, ADR	526	07/12/24	USD	70.00	USD	3,797	(177,525)
Avery Dennison Corp.	176	07/19/24	USD	230.00	USD	3,848	(44,000)
Barrick Gold Corp.	1,463	07/19/24	USD	18.00	USD	2,440	(16,825)
BHP Group Ltd., ADR	570	07/19/24	USD	60.00	USD	3,254	(21,375)
BHP Group Ltd., ADR	361	07/19/24	USD	62.50	USD	2,061	(2,708)
Bunge Global SA	325	07/19/24	USD	110.00	USD	3,470	(28,437)
Canadian Natural Resources Ltd.	2,118	07/19/24	CAD	52.50	CAD	10,321	(17,030)
Canadian Natural Resources Ltd.	489	07/19/24	CAD	49.00	CAD	2,383	(31,634)
Cheniere Energy, Inc.	62	07/19/24	USD	165.00	USD	1,084	(67,270)
Chevron Corp.	70	07/19/24	USD	160.00	USD	1,095	(9,765)
ConocoPhillips	167	07/19/24	USD	130.00	USD	1,910	(2,505)
Corteva, Inc.	507	07/19/24	USD	60.00	USD	2,735	(5,070)
CRH PLC	146	07/19/24	USD	85.00	USD	1,095	(1,825)
Diamondback Energy, Inc.	88	07/19/24	USD	206.75	USD	1,762	(14,960)
Exxon Mobil Corp.	442	07/19/24	USD	115.00	USD	5,088	(100,555)
Filo Corp.	194	07/19/24	CAD	28.00	CAD	487	(1,560)
Freeport-McMoRan, Inc.	120	07/19/24	USD	50.00	USD	583	(11,160)
Hess Corp.	226	07/19/24	USD	150.00	USD	3,334	(40,680)
Marathon Petroleum Corp.	138	07/19/24	USD	180.00	USD	2,394	(29,394)
Newmont Corp.	155	07/19/24	USD	45.00	USD	649	(4,728)
Newmont Corp.	440	07/19/24	USD	42.50	USD	1,842	(42,680)
Nucor Corp.	64	07/19/24	USD	167.50	USD	1,012	(5,280)
Packaging Corp. of America	193	07/19/24	USD	185.00	USD	3,523	(46,320)
Shell PLC, ADR	960	07/19/24	USD	72.50	USD	6,929	(98,400)
Stelco Holdings, Inc.	547	07/19/24	CAD	43.00	CAD	2,033	(4,198)
Barrick Gold Corp.	900	07/26/24	USD	17.00	USD	1,501	(37,350)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
CF Industries Holdings, Inc.	480	07/26/24	USD	76.00	USD	3,558	$ (62,400)
Cheniere Energy, Inc.	48	07/26/24	USD	170.00	USD	839	(34,800)
Chevron Corp.	180	07/26/24	USD	155.00	USD	2,816	(84,600)
ConocoPhillips	422	07/26/24	USD	112.00	USD	4,827	(162,470)
Exxon Mobil Corp.	329	07/26/24	USD	115.00	USD	3,787	(87,185)
Freeport-McMoRan, Inc.	619	07/26/24	USD	50.00	USD	3,008	(87,898)
Newmont Corp.	207	07/26/24	USD	43.00	USD	867	(37,777)
Nucor Corp.	93	07/26/24	USD	160.00	USD	1,470	(40,455)
Nutrien Ltd.	1,343	07/26/24	USD	52.00	USD	6,837	(124,227)
Shell PLC, ADR	526	07/26/24	USD	71.00	USD	3,797	(117,035)
Barrick Gold Corp.	1,906	08/02/24	USD	17.50	USD	3,179	(61,945)
Diamondback Energy, Inc.	92	08/02/24	USD	205.00	USD	1,842	(34,040)
Shell PLC, ADR	312	08/02/24	USD	71.00	USD	2,252	(95,940)
CRH PLC	148	08/07/24	USD	80.72	USD	1,110	(22,162)
ArcelorMittal SA, Registered Shares	432	08/09/24	USD	24.00	USD	991	(24,840)
Freeport-McMoRan, Inc.	900	08/09/24	USD	52.00	USD	4,374	(111,600)
Marathon Petroleum Corp.	258	08/09/24	USD	185.00	USD	4,476	(73,272)
Avery Dennison Corp.	129	08/16/24	USD	228.77	USD	2,821	(82,850)
BHP Group Ltd., ADR	956	08/16/24	USD	60.00	USD	5,458	(90,820)
Bunge Global SA	292	08/16/24	USD	104.62	USD	3,118	(157,877)
Corteva, Inc.	781	08/16/24	USD	55.00	USD	4,213	(144,485)
Exxon Mobil Corp.	313	08/16/24	USD	115.00	USD	3,603	(117,375)
Filo Corp.	202	08/16/24	CAD	26.00	CAD	507	(15,873)
Packaging Corp. of America	182	08/16/24	USD	190.00	USD	3,323	(56,420)
Permian Resources Corp., Class A	800	08/16/24	USD	16.00	USD	1,292	(70,000)
Shell PLC, ADR	610	08/16/24	USD	72.50	USD	4,403	(109,800)
Stelco Holdings, Inc.	590	08/16/24	CAD	46.00	CAD	2,193	(10,997)
Stelco Holdings, Inc.	590	09/20/24	CAD	40.00	CAD	2,193	(55,203)
							$ (3,413,063)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	Bank of America N.A.	10,800	07/02/24	USD	164.33	USD	1,689	$ (42)
BP PLC	Bank of America N.A.	1,035,200	07/03/24	GBP	5.14	GBP	4,931	(131)
Glencore PLC	Bank of America N.A.	461,400	07/03/24	GBP	5.07	GBP	2,077	(1)
Smurfit Kappa Group PLC	Bank of America N.A.	119,900	07/03/24	EUR	44.85	EUR	4,994	(35)
TotalEnergies SE	Goldman Sachs International	175,000	07/03/24	EUR	69.69	EUR	10,941	(17)
BP PLC	Morgan Stanley & Co. International PLC	699,200	07/09/24	GBP	5.00	GBP	3,330	(6,558)
Graphic Packaging Holding Co.	Barclays Bank PLC	104,000	07/10/24	USD	28.28	USD	2,726	(2,946)
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	52,400	07/16/24	EUR	35.80	EUR	1,718	(917)
Rio Tinto PLC	Citibank N.A.	124,400	07/18/24	GBP	56.20	GBP	6,457	(19,014)
Glencore PLC	Bank of America N.A.	547,000	07/25/24	GBP	4.88	GBP	2,462	(10,994)
BP PLC	Bank of America N.A.	1,062,800	08/02/24	GBP	4.74	GBP	5,062	(166,176)
Glencore PLC	Bank of America N.A.	955,400	08/02/24	GBP	4.71	GBP	4,301	(66,980)
Saipem SpA	Bank of America N.A.	1,332,800	08/02/24	EUR	2.14	EUR	3,191	(416,547)
Smurfit Kappa Group PLC	Bank of America N.A.	150,600	08/02/24	EUR	43.59	EUR	6,272	(66,754)
UPM-Kymmene OYJ	Citibank N.A.	53,400	08/02/24	EUR	34.26	EUR	1,751	(22,485)
Saipem SpA	Goldman Sachs International	866,200	08/06/24	EUR	2.20	EUR	2,074	(226,692)
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	27,900	08/06/24	EUR	35.95	EUR	915	(4,844)
Rio Tinto PLC	Bank of America N.A.	51,800	08/07/24	GBP	53.55	GBP	2,689	(74,174)
DS Smith PLC	Citibank N.A.	176,200	08/08/24	GBP	3.82	GBP	739	(98,956)
Graphic Packaging Holding Co.	Morgan Stanley & Co. International PLC	68,500	08/12/24	USD	27.30	USD	1,795	(104,278)
Anglo American PLC	Bank of America N.A.	159,850	08/13/24	GBP	26.56	GBP	3,996	(141,194)
Norsk Hydro ASA	Citibank N.A.	458,800	08/13/24	NOK	67.26	NOK	30,540	(111,528)
Anglo American PLC	Bank of America N.A.	159,850	08/20/24	GBP	26.07	GBP	3,996	(161,647)
DS Smith PLC	Citibank N.A.	176,200	08/20/24	GBP	3.82	GBP	739	(103,275)
								$ (1,806,185)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 2,470,981	$ (1,684,806)	$ (5,219,248)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 5,219,248	$ —	$ —	$ —	$ 5,219,248
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options purchased (a)	$ —	$ —	$ (62,903)	$ —	$ —	$ —	$ (62,903)
Options written	—	—	(2,260,101)	—	—	—	(2,260,101)
	$ —	$ —	$ (2,323,004)	$ —	$ —	$ —	$ (2,323,004)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 4,029,904	$ —	$ —	$ —	$ 4,029,904

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 9,698,273

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 5,219,248
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	5,219,248
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,413,063)
Total derivative assets and liabilities subject to an MNA	$ —	$ 1,806,185

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 1,104,675	$ —	$ (1,104,675)	$ —	$ —
Barclays Bank PLC	2,946	—	—	—	2,946
Citibank N.A.	355,258	—	(355,258)	—	—
Goldman Sachs International	226,709	—	(226,709)	—	—
Morgan Stanley & Co. International PLC	116,597	—	(116,597)	—	—
	$ 1,806,185	$ —	$ (1,803,239)	$ —	$ 2,946

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 60,268,385	$ —	$ —	$ 60,268,385
Construction Materials	5,965,259	—	—	5,965,259
Containers & Packaging	48,816,774	37,653,704	—	86,470,478
Energy Equipment & Services	—	15,240,849	—	15,240,849
Food Products	17,830,056	—	11,651,775	29,481,831
Metals & Mining	197,915,983	116,039,010	12	313,955,005
Oil, Gas & Consumable Fuels	260,593,918	77,934,989	633	338,529,540
Paper & Forest Products	—	12,823,520	—	12,823,520
Corporate Bonds	—	7,092,000	—	7,092,000
Short-Term Securities
Money Market Funds	17,533,182	—	—	17,533,182
	$ 608,923,557	$ 266,784,072	$ 11,652,420	$ 887,360,049
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (3,150,174)	$ (2,069,074)	$ —	$ (5,219,248)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets
Opening balance, as of December 31, 2023	$ 7,777,474
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) (a)(b)	3,874,946
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Resources & Commodities Strategy Trust (BCX)

Common Stocks
Purchases	$ —
Sales	—
Closing balance, as of June 30, 2024	$ 11,652,420
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ 3,874,947

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $645. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 11,651,775	Market	EBITDA Multiple	10.85x	—

$ 11,651,775

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.1%
Tesla, Inc. (a)(b)	98,847	$ 19,559,844
Broadline Retail — 1.6%
MercadoLibre, Inc. (b)(c)	16,525	27,157,185
Communications Equipment — 1.0%
Accton Technology Corp.	1,001,000	17,036,478
Consumer Finance — 1.3%
Kaspi.KZ JSC, ADR	176,677	22,793,100
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729) (b)(d)(e)	4,651	—
Electrical Equipment — 0.7%
Vertiv Holdings Co., Class A	136,729	11,836,630
Electronic Equipment, Instruments & Components — 3.2%
Coherent Corp. (b)	231,409	16,767,896
E Ink Holdings, Inc.	953,000	7,378,970
Fabrinet (b)	30,857	7,553,485
Lotes Co. Ltd.	233,000	11,679,197
Yageo Corp.	541,000	12,152,021
		55,531,569
Entertainment — 3.9%
Nintendo Co. Ltd.	204,100	10,899,253
Spotify Technology SA (b)	82,372	25,847,510
Take-Two Interactive Software, Inc. (b)	113,820	17,697,872
Webtoon Entertainment, Inc. (b)	563,652	12,868,175
		67,312,810
Industrial Conglomerates — 1.0%
Hitachi Ltd.	798,000	17,968,016
Interactive Media & Services (b)(c) — 2.2%
Pinterest, Inc., Class A	341,069	15,030,911
Reddit, Inc., Class A	371,397	23,728,554
		38,759,465
IT Services — 5.4%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000) (b)(d)(e)	400,000	16,668,000
Cloudflare, Inc., Class A (b)(c)	111,426	9,229,416
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998) (b)(d)(e)	1,161,804	12
Farmer ’ s Business Network, Inc. (b)(d)	361,834	875,638
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,996) (b)(d)(e)	86,839	39,605,105
MongoDB, Inc., Class A (b)(c)(f)	70,837	17,706,416
NEC Corp.	121,800	10,043,205
		94,127,792
Machinery — 0.9%
DMG Mori Co. Ltd.	241,500	6,316,895
Harmonic Drive Systems, Inc.	304,100	8,603,532
		14,920,427
Media — 1.6%
Informa PLC	2,531,376	27,318,456
Security	Shares	Value
Professional Services — 2.3%
Thomson Reuters Corp.	74,884	$ 12,623,196
Wolters Kluwer NV, Class C	167,561	27,670,728
		40,293,924
Semiconductors & Semiconductor Equipment — 29.2%
Amkor Technology, Inc.	344,904	13,803,058
ARM Holdings PLC, ADR (b)(c)	135,838	22,225,814
ASM International NV	44,741	34,198,947
ASPEED Technology, Inc.	88,000	13,058,387
Astera Labs, Inc. (b)(c)	208,904	12,640,781
BE Semiconductor Industries NV	161,821	27,032,411
Credo Technology Group Holding Ltd. (b)	1,209,283	38,624,499
Disco Corp.	39,100	14,893,175
eMemory Technology, Inc.	113,000	8,876,404
Kokusai Electric Corp.	307,300	9,035,604
Lasertec Corp.	71,000	15,938,101
Marvell Technology, Inc. (f)	321,014	22,438,879
Monolithic Power Systems, Inc.	34,644	28,466,282
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000) (b)(d)(e)	10,189	—
NVIDIA Corp. (a)(f)	1,448,206	178,911,369
Rambus, Inc. (b)	244,348	14,357,888
SK Hynix, Inc.	306,379	51,995,136
		506,496,735
Software (b) — 16.9%
Confluent, Inc., Class A	397,305	11,732,417
CyberArk Software Ltd.	62,408	17,063,595
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686) (d)(e)	343,659	25,258,937
Datadog, Inc., Class A	107,606	13,955,422
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813) (d)(e)	92,093	140,902
Elastic NV	67,975	7,743,032
Informatica, Inc., Class A (c)	381,017	11,765,805
Klaviyo, Inc., Series A	37,183	925,485
Manhattan Associates, Inc.	58,005	14,308,673
Monday.com Ltd.	46,520	11,200,155
Money Forward, Inc.	262,300	8,805,037
nCino, Inc. (c)	228,448	7,184,690
Nutanix, Inc., Class A	156,876	8,918,401
Palo Alto Networks, Inc.	32,865	11,141,564
PTC, Inc.	53,526	9,724,068
Q2 Holdings, Inc.	123,046	7,423,365
Samsara, Inc., Class A (c)	448,548	15,116,068
SentinelOne, Inc., Class A (c)	599,332	12,615,939
Silvaco Group, Inc. (c)	276,895	4,978,572
SiteMinder Ltd.	2,920,098	9,834,375
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593) (d)(e)	500,250	3,411,705
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400) (d)(e)	1,267,643	9,963,674
Synopsys, Inc. (f)	89,410	53,204,315
Xero Ltd.	187,480	16,955,026
		293,371,222
Technology Hardware, Storage & Peripherals — 5.7%
Asia Vital Components Co. Ltd.	504,000	11,801,702
Pure Storage, Inc., Class A (a)(b)	552,696	35,488,610
Super Micro Computer, Inc. (b)	23,397	19,170,332
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (b)	232,184	$ 17,592,582
Wiwynn Corp.	190,000	15,387,605
		99,440,831
Total Common Stocks — 78.0% (Cost: $799,230,196)		1,353,924,484
Preferred Securities
Preferred Stocks — 23.0% (d)
Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C (b)	775,515	9,933,463
Consumer Staples Distribution & Retail — 2.2%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001) (b)(e)	1,762,969	38,362,205
Diversified Consumer Services (b)(e) — 1.5%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	963,050	26,062,944
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	—
		26,062,944
Entertainment — 0.3%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988) (b)(e)	424,688	5,168,453
Financial Services (e)(g) — 1.4%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	12,120,414
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	12,120,414
		24,240,828
Interactive Media & Services — 1.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $16,961,509) (b)(e)	150,113	25,370,598
IT Services (b)(e) — 1.2%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	8,726,733
TRAX Ltd.
(Acquired 09/12/19, Cost: $10,999,988)	293,333	7,482,925
(Acquired 02/18/21, Cost: $9,999,998)	191,806	4,892,971
		21,102,629
Professional Services — 0.5%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978) (b)(e)	190,705	9,176,725
Semiconductors & Semiconductor Equipment (b)(e) — 4.5%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	54,278,186
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	24,212,391
		78,490,577
Software (b)(e) — 9.3%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	67,769,793
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	22,998,812
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	3,780,255
Security	Shares	Value
Software (continued)
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	$ 35,769,056
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	4,138,044
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,690,971
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	20,938,537
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,119,890
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	1,947,640
		162,152,998
		400,061,420
Total Preferred Securities — 23.0% (Cost: $285,373,415)		400,061,420
Total Long-Term Investments — 101.0% (Cost: $1,084,603,611)		1,753,985,904
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (h)(i)(j)	30,718,554	30,727,769
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	1,566,345	1,566,345
Total Short-Term Securities — 1.9% (Cost: $32,294,710)		32,294,114
Total Investments Before Options Written — 102.9% (Cost: $1,116,898,321)		1,786,280,018
Options Written — (1.1)% (Premiums Received: $(12,707,105))		(19,072,940)
Total Investments, Net of Options Written — 101.8% (Cost: $1,104,191,216)		1,767,207,078
Liabilities in Excess of Other Assets — (1.8)%		(31,566,910)
Net Assets — 100.0%		$ 1,735,640,168

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $485,176,292, representing 28.0% of its net assets as of period end, and an original cost of $363,733,620.

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 30,730,781 (a)	$ —	$ (2,416)	$ (596)	$ 30,727,769	30,718,554	$ 54,117 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,471,804	94,541 (a)	—	—	—	1,566,345	1,566,345	296,711	—
SL Liquidity Series, LLC, Money Market Series (c)	2,878,719	—	(2,879,043) (a)	886	(562)	—	—	19,866 (b)	—
				$ (1,530)	$ (1,158)	$ 32,294,114		$ 370,694	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Confluent, Inc., Class A	788	07/01/24	USD	31.50	USD	2,327	$ (1,580)
NVIDIA Corp.	900	07/05/24	USD	112.50	USD	11,119	(1,012,500)
Spotify Technology SA	97	07/05/24	USD	315.00	USD	3,044	(44,620)
Tesla, Inc.	134	07/05/24	USD	185.00	USD	2,652	(183,915)
ARM Holdings PLC, ADR	278	07/12/24	USD	155.00	USD	4,549	(342,635)
Coherent Corp.	190	07/12/24	USD	72.00	USD	1,377	(47,500)
NVIDIA Corp.	650	07/12/24	USD	115.00	USD	8,030	(645,125)
NVIDIA Corp.	360	07/12/24	USD	117.00	USD	4,447	(306,000)
Pinterest, Inc., Class A	497	07/12/24	USD	43.00	USD	2,190	(75,047)
Samsara, Inc., Class A	573	07/12/24	USD	33.00	USD	1,931	(130,357)
Spotify Technology SA	125	07/12/24	USD	350.00	USD	3,922	(7,188)
Take-Two Interactive Software, Inc.	132	07/12/24	USD	167.50	USD	2,052	(2,838)
Tesla, Inc.	11	07/12/24	USD	200.00	USD	218	(6,848)
Amkor Technology, Inc.	599	07/19/24	USD	35.28	USD	2,397	(301,475)
ARM Holdings PLC, ADR	22	07/19/24	USD	125.00	USD	360	(85,030)
Confluent, Inc., Class A	142	07/19/24	USD	32.00	USD	419	(5,680)
Credo Technology Group Holding Ltd.	882	07/19/24	USD	22.50	USD	2,817	(846,720)
CyberArk Software Ltd.	126	07/19/24	USD	270.00	USD	3,445	(123,480)
Datadog, Inc., Class A	60	07/19/24	USD	130.00	USD	778	(22,950)
Elastic NV	183	07/19/24	USD	115.00	USD	2,085	(61,305)
Fabrinet	83	07/19/24	USD	260.00	USD	2,032	(30,295)
Informatica, Inc., Class A	660	07/19/24	USD	30.00	USD	2,038	(105,600)
Manhattan Associates, Inc.	156	07/19/24	USD	230.00	USD	3,848	(283,140)
Marvell Technology, Inc.	430	07/19/24	USD	77.50	USD	3,006	(22,145)
Monday.com Ltd.	103	07/19/24	USD	250.00	USD	2,480	(54,590)
MongoDB, Inc., Class A	83	07/19/24	USD	270.00	USD	2,075	(29,257)
Monolithic Power Systems, Inc.	68	07/19/24	USD	750.00	USD	5,587	(531,080)
nCino, Inc.	467	07/19/24	USD	35.00	USD	1,469	(7,005)
Nutanix, Inc., Class A	175	07/19/24	USD	60.00	USD	995	(12,688)
NVIDIA Corp.	360	07/19/24	USD	117.00	USD	4,447	(343,800)
NVIDIA Corp.	40	07/19/24	USD	105.00	USD	494	(77,200)
Pinterest, Inc., Class A	129	07/19/24	USD	41.00	USD	569	(43,860)
Pinterest, Inc., Class A	147	07/19/24	USD	43.00	USD	648	(26,901)
PTC, Inc.	112	07/19/24	USD	185.00	USD	2,035	(24,920)
Pure Storage, Inc., Class A	734	07/19/24	USD	60.00	USD	4,713	(367,000)
Q2 Holdings, Inc.	166	07/19/24	USD	60.00	USD	1,001	(34,445)
Rambus, Inc.	439	07/19/24	USD	61.00	USD	2,580	(65,839)
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SentinelOne, Inc., Class A	765	07/19/24	USD	25.00	USD	1,610	$ (7,650)
Synopsys, Inc.	163	07/19/24	USD	590.00	USD	9,699	(303,995)
Take-Two Interactive Software, Inc.	156	07/19/24	USD	165.00	USD	2,426	(8,658)
Thomson Reuters Corp.	202	07/19/24	USD	167.83	USD	3,405	(89,120)
Vertiv Holdings Co., Class A	173	07/19/24	USD	105.00	USD	1,498	(7,785)
Cloudflare, Inc., Class A	300	07/26/24	USD	73.00	USD	2,485	(316,500)
Datadog, Inc., Class A	230	07/26/24	USD	124.00	USD	2,983	(191,475)
Marvell Technology, Inc.	430	07/26/24	USD	76.00	USD	3,006	(44,720)
MercadoLibre, Inc.	23	07/26/24	USD	1,650.00	USD	3,780	(116,150)
MongoDB, Inc., Class A	60	07/26/24	USD	245.00	USD	1,500	(89,400)
NVIDIA Corp.	836	07/26/24	USD	123.00	USD	10,328	(591,470)
Reddit, Inc., Class A	560	07/26/24	USD	67.00	USD	3,578	(206,080)
SentinelOne, Inc., Class A	319	07/26/24	USD	19.50	USD	671	(55,027)
Super Micro Computer, Inc.	63	07/26/24	USD	985.00	USD	5,162	(150,885)
Tesla, Inc.	101	07/26/24	USD	185.00	USD	1,999	(195,687)
Vertiv Holdings Co., Class A	68	07/26/24	USD	95.00	USD	589	(20,230)
Western Digital Corp.	238	07/26/24	USD	80.00	USD	1,803	(38,318)
Coherent Corp.	434	08/02/24	USD	76.00	USD	3,145	(106,330)
Monday.com Ltd.	22	08/02/24	USD	225.00	USD	530	(49,390)
NVIDIA Corp.	660	08/02/24	USD	142.00	USD	8,154	(136,620)
Pinterest, Inc., Class A	147	08/02/24	USD	50.00	USD	648	(12,936)
Samsara, Inc., Class A	638	08/02/24	USD	31.00	USD	2,150	(232,870)
SentinelOne, Inc., Class A	534	08/02/24	USD	22.50	USD	1,124	(26,700)
Take-Two Interactive Software, Inc.	246	08/02/24	USD	157.50	USD	3,825	(102,090)
Tesla, Inc.	20	08/02/24	USD	205.00	USD	396	(20,600)
Palo Alto Networks, Inc.	89	08/09/24	USD	345.00	USD	3,017	(110,582)
Vertiv Holdings Co., Class A	128	08/09/24	USD	100.00	USD	1,108	(47,680)
ARM Holdings PLC, ADR	338	08/16/24	USD	145.00	USD	5,530	(949,780)
Confluent, Inc., Class A	142	08/16/24	USD	32.00	USD	419	(25,915)
Credo Technology Group Holding Ltd.	750	08/16/24	USD	25.75	USD	2,396	(508,577)
Credo Technology Group Holding Ltd.	1,200	08/16/24	USD	30.00	USD	3,833	(438,000)
CyberArk Software Ltd.	42	08/16/24	USD	270.00	USD	1,148	(74,970)
Informatica, Inc., Class A	368	08/16/24	USD	31.63	USD	1,136	(78,644)
Kaspi.KZ JSC, ADR	117	08/16/24	USD	140.00	USD	1,509	(60,840)
Marvell Technology, Inc.	6	08/16/24	USD	75.00	USD	42	(1,428)
MercadoLibre, Inc.	21	08/16/24	USD	1,750.00	USD	3,451	(111,825)
MongoDB, Inc., Class A	48	08/16/24	USD	250.00	USD	1,200	(80,400)
Monolithic Power Systems, Inc.	25	08/16/24	USD	860.00	USD	2,054	(101,375)
nCino, Inc.	150	08/16/24	USD	35.00	USD	472	(4,500)
Nutanix, Inc., Class A	300	08/16/24	USD	57.25	USD	1,706	(83,477)
NVIDIA Corp.	140	08/16/24	USD	138.00	USD	1,730	(58,450)
PTC, Inc.	35	08/16/24	USD	180.00	USD	636	(30,275)
Q2 Holdings, Inc.	166	08/16/24	USD	60.00	USD	1,001	(69,720)
Rambus, Inc.	220	08/16/24	USD	60.00	USD	1,293	(84,700)
Reddit, Inc., Class A	442	08/16/24	USD	70.00	USD	2,824	(218,790)
Synopsys, Inc.	78	08/16/24	USD	640.00	USD	4,641	(65,130)
Western Digital Corp.	388	08/16/24	USD	80.00	USD	2,940	(117,952)
							$ (12,756,254)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amkor Technology, Inc.	Bank of America N.A.	16,300	07/02/24	USD	34.96	USD	652	$ (82,816)
Disco Corp.	Bank of America N.A.	5,800	07/02/24	JPY	53,884.23	JPY	355,441	(258,162)
Money Forward, Inc.	BNP Paribas SA	26,900	07/02/24	JPY	6,367.15	JPY	145,283	(10)
Nintendo Co. Ltd.	Bank of America N.A.	39,400	07/02/24	JPY	8,163.82	JPY	338,516	(98,226)
SiteMinder Ltd.	Goldman Sachs International	143,000	07/02/24	AUD	5.75	AUD	722	—
SiteMinder Ltd.	Bank of America N.A.	67,000	07/03/24	AUD	5.70	AUD	338	—
Kaspi.KZ JSC, ADR	Bank of America N.A.	13,000	07/08/24	USD	121.74	USD	1,677	(105,275)

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Kaspi.KZ JSC, ADR	Goldman Sachs International	8,400	07/08/24	USD	123.17	USD	1,084	$ (58,206)
ASPEED Technology, Inc.	Morgan Stanley & Co. International PLC	8,600	07/09/24	TWD	3,397.25	USD	41,401	(381,984)
Money Forward, Inc.	Citibank N.A.	44,000	07/09/24	JPY	6,248.89	JPY	237,637	(2,749)
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	35,900	07/11/24	KRW	208,273.99	USD	8,386,377	(752,144)
Yageo Corp.	Bank of America N.A.	117,000	07/11/24	TWD	670.80	USD	85,259	(216,258)
Kaspi.KZ JSC, ADR	Citibank N.A.	11,800	07/15/24	USD	122.24	USD	1,522	(99,429)
Kaspi.KZ JSC, ADR	Citibank N.A.	2,800	07/15/24	USD	123.43	USD	361	(21,245)
Pure Storage, Inc., Class A	JPMorgan Chase Bank N.A.	128,000	07/15/24	USD	54.00	USD	8,219	(1,333,688)
Accton Technology Corp.	Morgan Stanley & Co. International PLC	270,000	07/16/24	TWD	546.00	USD	149,077	(215,001)
ASPEED Technology, Inc.	Bank of America N.A.	8,700	07/16/24	TWD	3,397.00	USD	41,882	(386,825)
eMemory Technology, Inc.	Morgan Stanley & Co. International PLC	30,600	07/16/24	TWD	2,427.40	USD	77,980	(193,829)
Lotes Co. Ltd.	Morgan Stanley & Co. International PLC	34,000	07/16/24	TWD	1,690.00	USD	55,289	(49,280)
Wiwynn Corp.	Morgan Stanley & Co. International PLC	51,000	07/16/24	TWD	2,777.25	USD	133,995	(115,681)
Yageo Corp.	Morgan Stanley & Co. International PLC	29,000	07/16/24	TWD	676.71	USD	21,132	(49,576)
E Ink Holdings, Inc.	Morgan Stanley & Co. International PLC	257,400	07/18/24	TWD	235.19	USD	64,657	(156,069)
Harmonic Drive Systems, Inc.	Societe Generale	74,000	07/18/24	JPY	4,923.70	JPY	336,838	(30,421)
Informa PLC	Citibank N.A.	70,600	07/23/24	GBP	8.58	GBP	603	(15,591)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	51,300	07/23/24	AUD	5.03	AUD	259	(6,233)
Xero Ltd.	Morgan Stanley & Co. International PLC	28,100	07/23/24	AUD	136.97	AUD	3,809	(84,731)
Hitachi Ltd.	BNP Paribas SA	112,000	07/24/24	JPY	3,514.36	JPY	405,737	(61,339)
Kokusai Electric Corp.	Societe Generale	2,000	07/24/24	JPY	5,241.50	JPY	9,461	(1,050)
Lasertec Corp.	Citibank N.A.	19,200	07/24/24	JPY	39,571.03	JPY	693,439	(104,052)
Lotes Co. Ltd.	Morgan Stanley & Co. International PLC	8,000	07/24/24	TWD	1,690.60	USD	13,009	(15,189)
NEC Corp.	Citibank N.A.	6,200	07/25/24	JPY	12,255.65	JPY	82,252	(45,001)
SiteMinder Ltd.	Bank of America N.A.	16,000	07/25/24	AUD	5.08	AUD	81	(1,715)
Informa PLC	Citibank N.A.	335,200	07/30/24	GBP	8.38	GBP	2,862	(137,491)
SiteMinder Ltd.	UBS AG	55,300	07/30/24	AUD	4.91	AUD	279	(10,336)
ASM International NV	Goldman Sachs International	2,400	08/02/24	EUR	727.02	EUR	1,713	(73,110)
Wolters Kluwer NV, Class C	Goldman Sachs International	45,300	08/02/24	EUR	156.87	EUR	6,985	(127,961)
ASM International NV	Bank of America N.A.	9,700	08/06/24	EUR	773.16	EUR	6,923	(172,117)
BE Semiconductor Industries NV	Bank of America N.A.	22,700	08/06/24	EUR	166.10	EUR	3,541	(118,822)
Kokusai Electric Corp.	JPMorgan Chase Bank N.A.	81,000	08/06/24	JPY	5,182.95	JPY	383,185	(73,742)
Lotes Co. Ltd.	Bank of America N.A.	21,000	08/06/24	TWD	1,872.50	USD	34,149	(17,079)
NEC Corp.	UBS AG	26,700	08/07/24	JPY	13,330.13	JPY	354,214	(79,943)
Nintendo Co. Ltd.	UBS AG	56,600	08/07/24	JPY	8,847.80	JPY	486,294	(64,755)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	51,300	08/07/24	AUD	4.91	AUD	259	(10,173)
Xero Ltd.	Goldman Sachs International	22,600	08/07/24	AUD	139.57	AUD	3,064	(71,587)
Pure Storage, Inc., Class A	Citibank N.A.	59,000	08/08/24	USD	63.25	USD	3,788	(229,342)
Amkor Technology, Inc.	JPMorgan Chase Bank N.A.	17,000	08/12/24	USD	38.60	USD	680	(58,581)
Informa PLC	Citibank N.A.	277,600	08/13/24	GBP	8.73	GBP	2,370	(56,255)
SiteMinder Ltd.	Bank of America N.A.	45,500	08/13/24	AUD	5.17	AUD	230	(5,212)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	71,500	08/13/24	AUD	5.10	AUD	361	(9,837)
SK Hynix, Inc.	JPMorgan Chase Bank N.A.	7,000	08/13/24	KRW	258,330.00	USD	1,635,227	(33,690)
SiteMinder Ltd.	Bank of America N.A.	45,500	08/20/24	AUD	5.17	AUD	230	(5,706)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	71,500	08/20/24	AUD	5.10	AUD	361	(10,621)
SiteMinder Ltd.	UBS AG	79,500	08/28/24	AUD	5.28	AUD	401	(8,551)
								$ (6,316,686)
Balances Reported in the Consolidated Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 1,970,103	$ (8,335,938)	$ (19,072,940)
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 19,072,940	$ —	$ —	$ —	$ 19,072,940
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options purchased (a)	$ —	$ —	$ (1,193)	$ —	$ —	$ —	$ (1,193)
Options written	—	—	(42,395,510)	—	—	—	(42,395,510)
	$ —	$ —	$ (42,396,703)	$ —	$ —	$ —	$ (42,396,703)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ (2,094,647)	$ —	$ —	$ —	$ (2,094,647)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 20,611,780

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 19,072,940
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	—	19,072,940
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(12,756,254)
Total derivative assets and liabilities subject to an MNA	$ —	$ 6,316,686
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Bank of America N.A.	$ 1,468,213	$ —	$ —	$ (1,468,213)	$ —
BNP Paribas SA	61,349	—	(61,349)	—	—
Citibank N.A.	711,155	—	—	(711,155)	—
Goldman Sachs International	330,864	—	(330,864)	—	—
JPMorgan Chase Bank N.A.	1,536,565	—	(1,536,565)	—	—
Morgan Stanley & Co. International PLC	2,013,484	—	(2,013,484)	—	—

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Societe Generale	$ 31,471	$ —	$ (31,471)	$ —	$ —
UBS AG	163,585	—	(163,585)	—	—
	$ 6,316,686	$ —	$ (4,137,318)	$ (2,179,368)	$ —

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 19,559,844	$ —	$ —	$ 19,559,844
Broadline Retail	27,157,185	—	—	27,157,185
Communications Equipment	—	17,036,478	—	17,036,478
Consumer Finance	22,793,100	—	—	22,793,100
Diversified Consumer Services	—	—	—	—
Electrical Equipment	11,836,630	—	—	11,836,630
Electronic Equipment, Instruments & Components	24,321,381	31,210,188	—	55,531,569
Entertainment	56,413,557	10,899,253	—	67,312,810
Industrial Conglomerates	—	17,968,016	—	17,968,016
Interactive Media & Services	38,759,465	—	—	38,759,465
IT Services	26,935,832	10,043,205	57,148,755	94,127,792
Machinery	—	14,920,427	—	14,920,427
Media	—	27,318,456	—	27,318,456
Professional Services	12,623,196	27,670,728	—	40,293,924
Semiconductors & Semiconductor Equipment	331,468,570	175,028,165	—	506,496,735
Software	219,001,566	35,594,438	38,775,218	293,371,222
Technology Hardware, Storage & Peripherals	72,251,524	27,189,307	—	99,440,831
Preferred Securities
Preferred Stocks	—	—	400,061,420	400,061,420
Short-Term Securities
Money Market Funds	32,294,114	—	—	32,294,114
	$ 895,415,964	$ 394,878,661	$ 495,985,393	$ 1,786,280,018
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (11,627,542)	$ (7,445,398)	$ —	$ (19,072,940)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 92,486,598	$ 448,979,134	$ 541,465,732
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	3,814,548	3,814,548
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Term Trust (BSTZ)

	Common Stocks	Preferred Stocks	Total
Net change in unrealized appreciation (depreciation) (a)(b)	$ 3,437,375	$ (32,101,887)	$ (28,664,512)
Purchases	—	513,000	513,000
Sales	—	(21,143,375)	(21,143,375)
Closing balance, as of June 30, 2024	$ 95,923,973	$ 400,061,420	$ 495,985,393
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (b)	$ 3,437,375	$ (32,101,887)	$ (28,664,512)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $12. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 95,923,961	Market	Revenue Multiple	1.63x - 18.08x	10.74x
			Volatility	70%	—
			Time to Exit	3.0 years	—

Preferred Stocks	400,061,420	Market	Revenue Multiple	1.50x - 20.00x	12.32x
			Time to Exit	0.5 - 4.0 years	3.6 years
			Volatility	34% - 80%	55%
			Market Adjustment Multiple	1.40x - 1.40x	1.40x
	$ 495,985,381

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.0%
Tesla, Inc. (a)	65,531	$ 12,967,274
Broadline Retail (a) — 3.8%
Amazon.com, Inc.	172,497	33,335,044
MercadoLibre, Inc.	11,344	18,642,730
		51,977,774
Capital Markets — 0.4%
S&P Global, Inc.	12,642	5,638,332
Communications Equipment — 1.4%
Arista Networks, Inc. (a)	29,241	10,248,385
Astranis, Series D (a)(b)	321,116	2,999,223
Motorola Solutions, Inc.	15,039	5,805,806
		19,053,414
Diversified Consumer Services (a)(b)(c) — 0.7%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	9,449,417
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)	997	—
		9,449,417
Electrical Equipment — 0.4%
Vertiv Holdings Co., Class A	69,002	5,973,503
Entertainment — 3.0%
Nintendo Co. Ltd.	146,000	7,796,624
Spotify Technology SA (a)	49,372	15,492,440
Take-Two Interactive Software, Inc. (a)	48,251	7,502,548
Webtoon Entertainment, Inc. (a)	445,414	10,168,801
		40,960,413
Financial Services — 1.8%
Mastercard, Inc., Class A	56,392	24,877,895
Ground Transportation — 0.6%
Uber Technologies, Inc. (a)	115,732	8,411,402
Industrial Conglomerates — 0.7%
Hitachi Ltd.	395,000	8,893,943
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A	85,859	15,639,217
Meta Platforms, Inc., Class A	72,463	36,537,294
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226) (a)(b)(c)	59,524	1,455,957
		53,632,468
IT Services (a) — 2.0%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945) (b)(c)	94,117	3,921,855
Farmer ’ s Business Network, Inc. (b)	203,366	492,146
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978) (b)(c)	26,430	12,054,065
MongoDB, Inc., Class A	42,951	10,736,032
		27,204,098
Professional Services — 1.0%
RELX PLC	291,731	13,366,773
Semiconductors & Semiconductor Equipment — 33.6%
Advanced Micro Devices, Inc. (a)(d)	120,345	19,521,163
ARM Holdings PLC, ADR (a)(e)	88,760	14,522,911
ASM International NV	23,481	17,948,313
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	36,870	$ 37,576,645
Broadcom, Inc. (f)	33,156	53,232,953
Credo Technology Group Holding Ltd. (a)	450,281	14,381,975
Lam Research Corp.	19,258	20,506,881
Marvell Technology, Inc.	123,827	8,655,507
Micron Technology, Inc.	228,413	30,043,162
Monolithic Power Systems, Inc.	14,323	11,768,923
NVIDIA Corp. (d)(f)	1,619,581	200,083,037
QUALCOMM, Inc.	46,918	9,345,127
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,698	15,590,409
		453,177,006
Software — 22.8%
Autodesk, Inc. (a)	34,667	8,578,349
Cadence Design Systems, Inc. (a)(f)	124,551	38,330,570
Constellation Software, Inc./Canada	4,155	11,972,158
Crowdstrike Holdings, Inc., Class A (a)	46,679	17,886,926
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476) (a)(b)(c)	59,997	4,409,780
Datadog, Inc., Class A (a)	51,522	6,681,888
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275) (a)(b)(c)	38,789	59,347
Informatica, Inc., Class A (a)	184,157	5,686,768
Intuit, Inc.	27,355	17,977,980
Microsoft Corp. (d)(f)	292,234	130,613,986
Oracle Corp.	159,908	22,579,010
Palo Alto Networks, Inc. (a)	22,006	7,460,254
ServiceNow, Inc. (a)	23,262	18,299,518
SiteMinder Ltd. (a)	1,019,336	3,432,944
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636) (a)(b)(c)	66,422	452,998
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307) (a)(b)(c)	361,972	2,845,100
Teya Services Ltd., (Acquired 12/17/21, Cost: $24,999,987) (a)(b)(c)	12,871	3,318,787
Xero Ltd. (a)	76,718	6,938,104
		307,524,467
Specialty Retail — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $1,998,435) (a)(b)(c)	168,640	77,982
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc. (f)	472,328	99,481,723
Dell Technologies, Inc., Class C	45,126	6,223,327
Quanta Computer, Inc.	681,000	6,510,119
Western Digital Corp. (a)(e)	114,999	8,713,474
		120,928,643
Total Common Stocks — 86.2% (Cost: $496,001,533)		1,164,114,804

Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Convertible Notes
Financial Services — 0.0%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 6.00%, 12/08/24 (b)(c)	$80	$ 1
Total Convertible Notes — 0.0% (Cost: $8,000,000)		1

	Shares
Preferred Securities
Preferred Stocks — 15.2% (b)
Chemicals — 0.6%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977) (a)(c)	269,284	8,024,663
Consumer Staples Distribution & Retail — 1.2%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994) (a)(c)	709,724	15,443,594
Diversified Consumer Services (a)(c) — 0.9%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	311,575	8,432,129
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	3,149,806
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
		11,581,935
Diversified Telecommunication Services — 0.3%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088) (a)(c)	12,713	3,883,440
Financial Services (c)(g) — 1.0%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	3,029,803
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	3,029,803
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	6,867,874
		12,927,480
Interactive Media & Services (a)(c) — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,857,834)	24,110	4,074,831
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	2,911,890
		6,986,721
IT Services (a)(c) — 2.8%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	2,181,239
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	14,097,344
TRAX Ltd.
(Acquired 09/12/19, Cost: $4,000,013)	106,667	2,721,075
(Acquired 02/18/21, Cost: $1,999,989)	38,361	978,589
Security	Shares	Value
IT Services (continued)
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	$ 8,806,748
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	9,454,545
		38,239,540
Professional Services — 0.3%
Ant Group Co., Ltd., Series C (a)	1,703,548	4,344,047
Semiconductors & Semiconductor Equipment (a) — 2.9%
PsiQuantum Corp. (c)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	19,085,483
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	6,053,138
Rivos, Inc.
Series A1, (Acquired , Cost: $7,203,709) (c)	2,700,558	6,562,356
Series A2	2,464,862	5,471,994
Series A3	1,027,026	2,279,998
		39,452,969
Software (a) — 4.7%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955) (c)	598,682	7,148,263
Canva Common Stock	9,375	9,386,531
Databricks, Inc. (c)
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	20,536,268
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	5,594,306
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996) (c)	228,276	986,152
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998) (c)	2,515,811	2,918,341
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125) (c)	187,300	10,520,641
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985) (c)	332,896	2,270,351
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688) (c)	337,018	2,648,961
Unqork, Inc. (c)
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,467,238
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	317,492
		63,794,544
		204,678,933
Total Preferred Securities — 15.2% (Cost: $220,787,240)		204,678,933
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50) (a)(b)	3,923	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 101.4% (Cost: $724,788,773)		1,368,793,738

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (h)(i)(j)	6,608,139	$ 6,610,121
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (h)(i)	2,408,847	2,408,847
Total Short-Term Securities — 0.7% (Cost: $9,019,493)		9,018,968
Total Investments Before Options Written — 102.1% (Cost: $733,808,266)		1,377,812,706
Options Written — (1.5)% (Premiums Received: $(13,405,948))		(19,726,172)
Total Investments, Net of Options Written — 100.6% (Cost: $720,402,318)		1,358,086,534
Liabilities in Excess of Other Assets — (0.6)%		(7,688,161)
Net Assets — 100.0%		$ 1,350,398,373

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $221,241,652, representing 16.4% of its net assets as of period end, and an original cost of $279,825,622.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 6,612,255 (a)	$ —	$ (1,609)	$ (525)	$ 6,610,121	6,608,139	$ 4,588 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	365,499	2,043,348 (a)	—	—	—	2,408,847	2,408,847	161,245	—
SL Liquidity Series, LLC, Money Market Series (c)	5,860,878	—	(5,861,604) (a)	231	495	—	—	10,431 (b)	—
				$ (1,378)	$ (30)	$ 9,018,968		$ 176,264	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	5	07/05/24	USD	175.00	USD	91	$ (3,925)
Amazon.com, Inc.	249	07/05/24	USD	185.00	USD	4,812	(219,742)
Mastercard, Inc., Class A	43	07/05/24	USD	455.00	USD	1,897	(1,398)
Meta Platforms, Inc., Class A	44	07/05/24	USD	475.00	USD	2,219	(129,250)
Micron Technology, Inc.	167	07/05/24	USD	131.00	USD	2,197	(53,774)
NVIDIA Corp.	1,200	07/05/24	USD	112.50	USD	14,825	(1,350,000)
Spotify Technology SA	53	07/05/24	USD	315.00	USD	1,663	(24,380)
Tesla, Inc.	111	07/05/24	USD	185.00	USD	2,196	(152,347)
Alphabet, Inc., Class A	5	07/12/24	USD	175.00	USD	91	(4,075)
Amazon.com, Inc.	190	07/12/24	USD	195.00	USD	3,672	(68,400)
ARM Holdings PLC, ADR	170	07/12/24	USD	155.00	USD	2,782	(209,525)
Lam Research Corp.	39	07/12/24	USD	960.00	USD	4,153	(424,807)
Mastercard, Inc., Class A	41	07/12/24	USD	455.00	USD	1,809	(4,920)
Meta Platforms, Inc., Class A	87	07/12/24	USD	495.00	USD	4,387	(144,855)
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Micron Technology, Inc.	166	07/12/24	USD	131.00	USD	2,183	$ (71,795)
NVIDIA Corp.	770	07/12/24	USD	115.00	USD	9,513	(764,225)
NVIDIA Corp.	530	07/12/24	USD	117.00	USD	6,548	(450,500)
S&P Global, Inc.	20	07/12/24	USD	440.00	USD	892	(21,500)
Spotify Technology SA	105	07/12/24	USD	350.00	USD	3,295	(6,038)
Take-Two Interactive Software, Inc.	117	07/12/24	USD	167.50	USD	1,819	(2,516)
Uber Technologies, Inc.	271	07/12/24	USD	75.00	USD	1,970	(21,545)
Advanced Micro Devices, Inc.	460	07/19/24	USD	175.00	USD	7,462	(95,220)
Alphabet, Inc., Class A	129	07/19/24	USD	170.00	USD	2,350	(178,342)
Amazon.com, Inc.	141	07/19/24	USD	190.00	USD	2,725	(102,225)
Arista Networks, Inc.	75	07/19/24	USD	320.00	USD	2,629	(247,125)
ARM Holdings PLC, ADR	143	07/19/24	USD	125.00	USD	2,340	(552,695)
Broadcom, Inc.	40	07/19/24	USD	1,800.00	USD	6,422	(62,800)
Cadence Design Systems, Inc.	300	07/19/24	USD	305.00	USD	9,233	(282,000)
Credo Technology Group Holding Ltd.	1,229	07/19/24	USD	22.50	USD	3,925	(1,179,840)
Crowdstrike Holdings, Inc., Class A	81	07/19/24	USD	370.00	USD	3,104	(159,570)
Datadog, Inc., Class A	211	07/19/24	USD	130.00	USD	2,736	(80,707)
Informatica, Inc., Class A	414	07/19/24	USD	31.63	USD	1,278	(34,187)
Intuit, Inc.	58	07/19/24	USD	620.00	USD	3,812	(226,200)
Marvell Technology, Inc.	181	07/19/24	USD	77.50	USD	1,265	(9,322)
Mastercard, Inc., Class A	80	07/19/24	USD	470.00	USD	3,529	(3,600)
MercadoLibre, Inc.	15	07/19/24	USD	1,750.00	USD	2,465	(16,650)
Meta Platforms, Inc., Class A	36	07/19/24	USD	505.00	USD	1,815	(48,150)
Meta Platforms, Inc., Class A	87	07/19/24	USD	525.00	USD	4,387	(51,330)
Micron Technology, Inc.	64	07/19/24	USD	140.00	USD	842	(14,336)
MongoDB, Inc., Class A	43	07/19/24	USD	270.00	USD	1,075	(15,158)
Monolithic Power Systems, Inc.	47	07/19/24	USD	750.00	USD	3,862	(367,070)
Motorola Solutions, Inc.	68	07/19/24	USD	370.00	USD	2,625	(123,420)
NVIDIA Corp.	530	07/19/24	USD	117.00	USD	6,548	(506,150)
NVIDIA Corp.	1,340	07/19/24	USD	105.00	USD	16,554	(2,586,200)
Oracle Corp.	252	07/19/24	USD	130.00	USD	3,558	(291,690)
QUALCOMM, Inc.	112	07/19/24	USD	210.00	USD	2,231	(27,048)
ServiceNow, Inc.	46	07/19/24	USD	770.00	USD	3,619	(137,310)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40	07/19/24	USD	160.00	USD	695	(66,600)
Take-Two Interactive Software, Inc.	97	07/19/24	USD	165.00	USD	1,508	(5,384)
Uber Technologies, Inc.	271	07/19/24	USD	75.00	USD	1,970	(31,165)
Advanced Micro Devices, Inc.	81	07/26/24	USD	165.00	USD	1,314	(50,625)
Amazon.com, Inc.	55	07/26/24	USD	190.00	USD	1,063	(50,463)
Autodesk, Inc.	91	07/26/24	USD	245.00	USD	2,252	(69,615)
Broadcom, Inc.	20	07/26/24	USD	1,900.00	USD	3,211	(25,400)
Datadog, Inc., Class A	20	07/26/24	USD	124.00	USD	259	(16,650)
Intuit, Inc.	65	07/26/24	USD	590.00	USD	4,272	(456,300)
Lam Research Corp.	47	07/26/24	USD	1,070.00	USD	5,005	(187,295)
Marvell Technology, Inc.	182	07/26/24	USD	76.00	USD	1,272	(18,928)
Mastercard, Inc., Class A	89	07/26/24	USD	455.00	USD	3,926	(31,373)
MercadoLibre, Inc.	16	07/26/24	USD	1,650.00	USD	2,629	(80,800)
Micron Technology, Inc.	46	07/26/24	USD	170.00	USD	605	(1,449)
MongoDB, Inc., Class A	90	07/26/24	USD	245.00	USD	2,250	(134,100)
NVIDIA Corp.	951	07/26/24	USD	123.00	USD	11,749	(672,832)
Oracle Corp.	467	07/26/24	USD	140.00	USD	6,594	(162,049)
Palo Alto Networks, Inc.	40	07/26/24	USD	320.00	USD	1,356	(95,300)
S&P Global, Inc.	36	07/26/24	USD	450.00	USD	1,606	(31,320)
ServiceNow, Inc.	29	07/26/24	USD	770.00	USD	2,281	(122,670)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	142	07/26/24	USD	180.00	USD	2,468	(92,300)
Tesla, Inc.	94	07/26/24	USD	185.00	USD	1,860	(182,125)
Uber Technologies, Inc.	272	07/26/24	USD	75.00	USD	1,977	(40,256)
Vertiv Holdings Co., Class A	299	07/26/24	USD	95.00	USD	2,588	(88,952)
Western Digital Corp.	129	07/26/24	USD	80.00	USD	977	(20,769)
Alphabet, Inc., Class A	123	08/02/24	USD	195.00	USD	2,240	(35,240)
Amazon.com, Inc.	141	08/02/24	USD	210.00	USD	2,725	(56,752)
Arista Networks, Inc.	56	08/02/24	USD	350.00	USD	1,963	(105,560)
Autodesk, Inc.	65	08/02/24	USD	260.00	USD	1,608	(21,775)

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Broadcom, Inc.	22	08/02/24	USD	1,700.00	USD	3,532	$ (104,390)
Crowdstrike Holdings, Inc., Class A	129	08/02/24	USD	400.00	USD	4,943	(123,840)
Meta Platforms, Inc., Class A	72	08/02/24	USD	555.00	USD	3,630	(72,900)
Micron Technology, Inc.	128	08/02/24	USD	143.00	USD	1,684	(39,360)
NVIDIA Corp.	770	08/02/24	USD	142.00	USD	9,513	(159,390)
QUALCOMM, Inc.	99	08/02/24	USD	210.00	USD	1,972	(64,597)
Spotify Technology SA	64	08/02/24	USD	325.00	USD	2,008	(99,840)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42	08/02/24	USD	197.50	USD	730	(11,886)
Take-Two Interactive Software, Inc.	99	08/02/24	USD	157.50	USD	1,539	(41,085)
Tesla, Inc.	93	08/02/24	USD	205.00	USD	1,840	(95,790)
Alphabet, Inc., Class A	123	08/09/24	USD	195.00	USD	2,240	(37,577)
Palo Alto Networks, Inc.	59	08/09/24	USD	345.00	USD	2,000	(73,307)
ServiceNow, Inc.	29	08/09/24	USD	810.00	USD	2,281	(82,505)
Vertiv Holdings Co., Class A	11	08/09/24	USD	100.00	USD	95	(4,098)
ARM Holdings PLC, ADR	263	08/16/24	USD	145.00	USD	4,303	(739,030)
Cadence Design Systems, Inc.	260	08/16/24	USD	330.00	USD	8,002	(185,900)
Credo Technology Group Holding Ltd.	750	08/16/24	USD	25.75	USD	2,396	(508,577)
Credo Technology Group Holding Ltd.	500	08/16/24	USD	30.00	USD	1,597	(182,500)
Informatica, Inc., Class A	414	08/16/24	USD	31.63	USD	1,278	(88,474)
Marvell Technology, Inc.	194	08/16/24	USD	75.00	USD	1,356	(46,172)
MercadoLibre, Inc.	20	08/16/24	USD	1,750.00	USD	3,287	(106,500)
MongoDB, Inc., Class A	60	08/16/24	USD	250.00	USD	1,500	(100,500)
Monolithic Power Systems, Inc.	17	08/16/24	USD	860.00	USD	1,397	(68,935)
NVIDIA Corp.	1,340	08/16/24	USD	138.00	USD	16,554	(559,450)
Western Digital Corp.	388	08/16/24	USD	80.00	USD	2,940	(117,952)
							$ (18,196,464)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hitachi Ltd.	BNP Paribas SA	65,500	07/02/24	JPY	3,000.55	JPY	237,284	$ (33,123)
Nintendo Co. Ltd.	Bank of America N.A.	27,600	07/02/24	JPY	8,163.82	JPY	237,133	(68,808)
SiteMinder Ltd.	Goldman Sachs International	53,600	07/02/24	AUD	5.75	AUD	271	—
SiteMinder Ltd.	Bank of America N.A.	22,000	07/03/24	AUD	5.70	AUD	111	—
SiteMinder Ltd.	UBS AG	18,900	07/09/24	AUD	5.53	AUD	95	(52)
RELX PLC	Morgan Stanley & Co. International PLC	118,300	07/11/24	GBP	35.59	GBP	4,288	(158,922)
Nintendo Co. Ltd.	BNP Paribas SA	12,100	07/16/24	JPY	8,608.74	JPY	103,960	(13,769)
SiteMinder Ltd.	UBS AG	44,000	07/16/24	AUD	5.37	AUD	222	(1,006)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	25,700	07/23/24	AUD	5.03	AUD	130	(3,122)
Xero Ltd.	Morgan Stanley & Co. International PLC	14,600	07/23/24	AUD	136.97	AUD	1,979	(44,024)
Quanta Computer, Inc.	Bank of America N.A.	306,000	07/24/24	TWD	294.47	USD	94,900	(246,232)
SiteMinder Ltd.	Bank of America N.A.	97,500	07/25/24	AUD	5.08	AUD	492	(10,449)
SiteMinder Ltd.	UBS AG	32,600	07/30/24	AUD	4.91	AUD	165	(6,094)
ASM International NV	Goldman Sachs International	5,000	08/02/24	EUR	727.02	EUR	3,569	(152,313)
ASM International NV	Bank of America N.A.	5,600	08/06/24	EUR	773.16	EUR	3,997	(99,366)
ASML Holding NV	Bank of America N.A.	8,250	08/07/24	EUR	1,007.21	EUR	7,851	(265,132)
Nintendo Co. Ltd.	UBS AG	55,200	08/07/24	JPY	8,847.80	JPY	474,266	(63,154)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	25,700	08/07/24	AUD	4.91	AUD	130	(5,096)
Xero Ltd.	Goldman Sachs International	20,000	08/07/24	AUD	139.57	AUD	2,711	(63,352)
ASML Holding NV	Goldman Sachs International	8,250	08/13/24	EUR	1,007.21	EUR	7,851	(281,661)
SiteMinder Ltd.	Bank of America N.A.	14,650	08/13/24	AUD	5.17	AUD	74	(1,678)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	26,800	08/13/24	AUD	5.10	AUD	135	(3,687)
SiteMinder Ltd.	Bank of America N.A.	14,650	08/20/24	AUD	5.17	AUD	74	(1,837)
SiteMinder Ltd.	JPMorgan Chase Bank N.A.	26,800	08/20/24	AUD	5.10	AUD	135	(3,981)
SiteMinder Ltd.	UBS AG	26,500	08/28/24	AUD	5.28	AUD	134	(2,850)
								$ (1,529,708)
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)

Balances Reported in the Consolidated Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 2,224,470	$ (8,544,694)	$ (19,726,172)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 19,726,172	$ —	$ —	$ —	$ 19,726,172
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options purchased (a)	$ —	$ —	$ (54)	$ —	$ —	$ —	$ (54)
Options written	—	—	(50,335,609)	—	—	—	(50,335,609)
	$ —	$ —	$ (50,335,663)	$ —	$ —	$ —	$ (50,335,663)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ (1,351,523)	$ —	$ —	$ —	$ (1,351,523)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts purchased	$ — (a)
Average value of option contracts written	$ 15,771,337

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 19,726,172
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	—	19,726,172
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(18,196,464)
Total derivative assets and liabilities subject to an MNA	$ —	$ 1,529,708

2024
BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)

The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 693,502	$ —	$ —	$ (380,000)	$ 313,502
BNP Paribas SA	46,892	—	—	—	46,892
Goldman Sachs International	497,326	—	(497,326)	—	—
JPMorgan Chase Bank N.A.	15,886	—	(15,886)	—	—
Morgan Stanley & Co. International PLC	202,946	—	(202,946)	—	—
UBS AG	73,156	—	(73,156)	—	—
	$ 1,529,708	$ —	$ (789,314)	$ (380,000)	$ 360,394

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 12,967,274	$ —	$ —	$ 12,967,274
Broadline Retail	51,977,774	—	—	51,977,774
Capital Markets	5,638,332	—	—	5,638,332
Communications Equipment	16,054,191	—	2,999,223	19,053,414
Diversified Consumer Services	—	—	9,449,417	9,449,417
Electrical Equipment	5,973,503	—	—	5,973,503
Entertainment	33,163,789	7,796,624	—	40,960,413
Financial Services	24,877,895	—	—	24,877,895
Ground Transportation	8,411,402	—	—	8,411,402
Industrial Conglomerates	—	8,893,943	—	8,893,943
Interactive Media & Services	52,176,511	—	1,455,957	53,632,468
IT Services	10,736,032	—	16,468,066	27,204,098
Professional Services	—	13,366,773	—	13,366,773
Semiconductors & Semiconductor Equipment	397,652,048	55,524,958	—	453,177,006
Software	286,067,407	10,371,048	11,086,012	307,524,467
Specialty Retail	—	—	77,982	77,982
Technology Hardware, Storage & Peripherals	114,418,524	6,510,119	—	120,928,643
Convertible Notes	—	—	1	1
Preferred Securities
Preferred Stocks	—	—	204,678,933	204,678,933
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,018,968	—	—	9,018,968
	$ 1,029,133,650	$ 102,463,465	$ 246,215,591	$ 1,377,812,706
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (17,565,226)	$ (2,160,946)	$ —	$ (19,726,172)

(a)	Derivative financial instruments are options written. Options written are shown at value.
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 46,135,347	$ 1	$ 212,114,583	$ — (a)	$ 258,249,931
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Other (b)	(4,480,331)	—	4,480,331	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	1,473,842	—	1,473,842
Net change in unrealized appreciation (depreciation) (c)(d)	(3,118,353)	—	(15,123,020)	—	(18,241,373)
Purchases	2,999,994	—	10,215,951	—	13,215,945
Sales	—	—	(8,482,754)	—	(8,482,754)
Closing balance, as of June 30, 2024	$ 41,536,657	$ 1	$ 204,678,933	$ — (a)	$ 246,215,591
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 (d)	$ (3,118,353)	$ —	$ (15,123,020)	$ — (a)	$ (18,241,373)

(a)	Rounds to less than $1.
(b)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 41,536,657	Market	Revenue Multiple	1.63x - 18.08x	9.15x
			Volatility	70% - 80%	80%
			Time to Exit	3.0 - 3.0 years	3.0 years
			Gross Profit Multiple	7.75x	—

Preferred Stocks	204,678,933	Market	Revenue Multiple	1.50x - 21.00x	11.73x
			Volatility	50% - 80%	65%
			Time to Exit	0.5 - 5.0 years	3.9 years
			Market Adjustment Multiple	1.15x - 1.40x	1.32x
			Terminal Growth Rate	5%	—
		Income	Discount	12%	—
	$ 246,215,590

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 9.2%
Carlisle Cos., Inc.	22,950	$ 9,299,569
Cie de Saint-Gobain SA	143,250	11,141,145
Kingspan Group PLC	89,765	7,628,924
Trane Technologies PLC	54,500	17,926,685
		45,996,323
Chemicals — 2.6%
Air Liquide SA	35,439	6,116,328
Linde PLC	15,978	7,011,306
		13,127,634
Commercial Services & Supplies — 4.7%
Republic Services, Inc.	61,650	11,981,061
Waste Management, Inc.	54,700	11,669,698
		23,650,759
Construction & Engineering — 5.1%
Quanta Services, Inc.	43,810	11,131,683
Vinci SA	137,050	14,445,667
		25,577,350
Electric Utilities — 24.1%
American Electric Power Co., Inc. (a)	71,700	6,290,958
Duke Energy Corp. (a)	104,918	10,515,931
EDP - Energias de Portugal SA	1,937,350	7,263,700
Enel SpA	2,557,175	17,743,703
Exelon Corp. (a)	280,608	9,711,843
NextEra Energy, Inc. (a)(b)	446,130	31,590,466
PG&E Corp.	701,300	12,244,698
Southern Co.	148,250	11,499,753
SSE PLC	596,650	13,474,489
		120,335,541
Electrical Equipment — 10.3%
Eaton Corp. PLC	19,940	6,252,187
GE Vernova, Inc. (c)	87,300	14,972,823
Hubbell, Inc.	18,400	6,724,832
Prysmian SpA	123,750	7,639,949
Schneider Electric SE	19,810	4,749,364
Vestas Wind Systems A/S (c)	470,621	10,912,742
		51,251,897
Electronic Equipment, Instruments & Components — 1.2%
Rogers Corp. (c)	27,250	3,286,623
Samsung SDI Co. Ltd.	10,750	2,745,019
		6,031,642
Ground Transportation — 2.6%
Canadian Pacific Kansas City Ltd.	79,300	6,245,226
Union Pacific Corp.	29,750	6,731,235
		12,976,461
Independent Power and Renewable Electricity Producers — 5.6%
EDP Renovaveis SA	484,799	6,774,210
Orron Energy AB (c)	3,401,100	2,297,961
RWE AG	429,045	14,718,539
Vistra Corp.	47,550	4,088,349
		27,879,059
Machinery — 3.4%
Ingersoll Rand, Inc.	124,050	11,268,702
Spirax Group PLC	54,300	5,819,844
		17,088,546
Security	Shares	Value
Multi-Utilities — 14.3%
CenterPoint Energy, Inc.	216,000	$ 6,691,680
CMS Energy Corp. (a)	165,960	9,879,599
Dominion Energy, Inc. (a)	113,948	5,583,452
National Grid PLC	1,483,465	16,564,569
NiSource, Inc.	190,900	5,499,829
Public Service Enterprise Group, Inc. (b)	171,342	12,627,906
Sempra (b)	194,200	14,770,852
		71,617,887
Oil, Gas & Consumable Fuels — 11.5%
Cheniere Energy, Inc.	70,350	12,299,290
Hess Midstream LP, Class A	103,250	3,762,430
Pembina Pipeline Corp.	191,600	7,109,109
Targa Resources Corp.	77,800	10,019,084
TC Energy Corp.	239,700	9,086,541
Williams Cos., Inc. (b)	352,805	14,994,212
		57,270,666
Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	21,724	4,958,720
ASML Holding NV	4,850	4,942,954
Canadian Solar, Inc. (c)(d)	88,290	1,302,278
First Solar, Inc. (c)	12,884	2,904,827
ON Semiconductor Corp. (c)	67,600	4,633,980
STMicroelectronics NV	110,850	4,341,766
		23,084,525
Total Long-Term Investments — 99.2% (Cost: $354,795,924)		495,888,290
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48% (e)(f)(g)	564,312	564,482
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (e)(f)	5,486,301	5,486,300
Total Short-Term Securities — 1.2% (Cost: $6,050,782)		6,050,782
Total Investments Before Options Written — 100.4% (Cost: $360,846,706)		501,939,072
Options Written — (0.5)% (Premiums Received: $(4,204,297))		(2,764,459)
Total Investments, Net of Options Written — 99.9% (Cost: $356,642,409)		499,174,613
Other Assets Less Liabilities — 0.1%		600,161
Net Assets — 100.0%		$ 499,774,774

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 564,111 (a)	$ —	$ 371	$ —	$ 564,482	564,312	$ 1,208 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,318,307	167,993 (a)	—	—	—	5,486,300	5,486,301	186,815	—
SL Liquidity Series, LLC, Money Market Series (c)	1,297,977	—	(1,298,025) (a)	52	(4)	—	—	1,406 (b)	—
				$ 423	$ (4)	$ 6,050,782		$ 189,429	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
American Electric Power Co., Inc.	125	07/08/24	USD	90.05	USD	1,097	$ (2,995)
Cheniere Energy, Inc.	82	07/12/24	USD	165.00	USD	1,434	(86,100)
First Solar, Inc.	27	07/12/24	USD	295.00	USD	609	(1,161)
NextEra Energy, Inc.	499	07/12/24	USD	79.00	USD	3,533	(2,745)
PG&E Corp.	639	07/12/24	USD	18.50	USD	1,116	(5,112)
Union Pacific Corp.	22	07/12/24	USD	225.00	USD	498	(8,690)
Waste Management, Inc.	143	07/12/24	USD	205.00	USD	3,051	(130,130)
Analog Devices, Inc.	47	07/19/24	USD	230.00	USD	1,073	(20,915)
Canadian Pacific Kansas City Ltd.	93	07/19/24	CAD	116.00	CAD	1,002	(918)
Carlisle Cos., Inc.	19	07/19/24	USD	420.00	USD	770	(5,083)
CenterPoint Energy, Inc.	446	07/19/24	USD	30.33	USD	1,382	(41,158)
Cheniere Energy, Inc.	82	07/19/24	USD	165.00	USD	1,434	(88,970)
Dominion Energy, Inc.	281	07/19/24	USD	55.00	USD	1,377	(1,405)
Duke Energy Corp.	206	07/19/24	USD	105.00	USD	2,065	(2,575)
Eaton Corp. PLC	35	07/19/24	USD	340.00	USD	1,097	(3,325)
Exelon Corp.	556	07/19/24	USD	39.00	USD	1,924	(5,560)
GE Vernova, Inc.	146	07/19/24	USD	170.00	USD	2,504	(109,500)
Hess Midstream LP, Class A	187	07/19/24	USD	34.90	USD	681	(36,258)
Hubbell, Inc.	42	07/19/24	USD	410.00	USD	1,535	(21,000)
Ingersoll Rand, Inc.	328	07/19/24	USD	95.00	USD	2,980	(20,500)
Linde PLC	32	07/19/24	USD	445.00	USD	1,404	(10,240)
ON Semiconductor Corp.	87	07/19/24	USD	80.00	USD	596	(1,436)
PG&E Corp.	803	07/19/24	USD	18.02	USD	1,402	(7,078)
Quanta Services, Inc.	82	07/19/24	USD	270.00	USD	2,084	(15,785)
Republic Services, Inc.	116	07/19/24	USD	190.00	USD	2,254	(61,480)
Rogers Corp.	95	07/19/24	USD	125.00	USD	1,146	(23,987)
Sempra	363	07/19/24	USD	78.00	USD	2,761	(15,060)
Southern Co.	267	07/19/24	USD	80.00	USD	2,071	(8,010)
Targa Resources Corp.	136	07/19/24	USD	125.00	USD	1,751	(67,320)
Trane Technologies PLC	91	07/19/24	USD	330.00	USD	2,993	(69,160)
Union Pacific Corp.	48	07/19/24	USD	240.00	USD	1,086	(1,920)
Vistra Corp.	166	07/19/24	USD	97.50	USD	1,427	(17,430)
Williams Cos., Inc.	28	07/19/24	USD	41.00	USD	119	(5,180)
American Electric Power Co., Inc.	125	07/22/24	USD	90.05	USD	1,097	(8,937)
Cheniere Energy, Inc.	82	07/26/24	USD	170.00	USD	1,434	(59,450)
First Solar, Inc.	22	07/26/24	USD	285.00	USD	496	(4,048)
PG&E Corp.	846	07/26/24	USD	18.74	USD	1,477	(14,967)
Williams Cos., Inc.	603	07/26/24	USD	42.00	USD	2,563	(82,912)
Trane Technologies PLC	99	07/31/24	USD	335.00	USD	3,256	(84,336)

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ON Semiconductor Corp.	149	08/02/24	USD	74.00	USD	1,021	$ (28,682)
PG&E Corp.	166	08/02/24	USD	18.49	USD	290	(1,728)
Southern Co.	254	08/02/24	USD	79.00	USD	1,970	(43,180)
Union Pacific Corp.	34	08/02/24	USD	230.00	USD	769	(15,980)
Waste Management, Inc.	48	08/02/24	USD	220.00	USD	1,024	(10,080)
Analog Devices, Inc.	30	08/09/24	USD	235.00	USD	685	(15,000)
Dominion Energy, Inc.	117	08/15/24	USD	53.35	USD	573	(5,621)
Canadian Pacific Kansas City Ltd.	184	08/16/24	CAD	110.00	CAD	1,982	(30,060)
Carlisle Cos., Inc.	61	08/16/24	USD	440.00	USD	2,472	(34,465)
CenterPoint Energy, Inc.	310	08/16/24	USD	31.00	USD	960	(25,575)
Eaton Corp. PLC	34	08/16/24	USD	340.00	USD	1,066	(17,510)
Exelon Corp.	426	08/16/24	USD	35.68	USD	1,474	(21,625)
GE Vernova, Inc.	166	08/16/24	USD	190.00	USD	2,847	(96,280)
Hess Midstream LP, Class A	199	08/16/24	USD	36.00	USD	725	(33,830)
Hubbell, Inc.	22	08/16/24	USD	400.00	USD	804	(13,750)
Ingersoll Rand, Inc.	106	08/16/24	USD	95.99	USD	963	(15,957)
Linde PLC	24	08/16/24	USD	455.00	USD	1,053	(15,480)
NextEra Energy, Inc.	427	08/16/24	USD	75.00	USD	3,024	(50,813)
NiSource, Inc.	668	08/16/24	USD	30.00	USD	1,925	(13,360)
Pembina Pipeline Corp.	267	08/16/24	CAD	50.00	CAD	1,355	(31,325)
Quanta Services, Inc.	71	08/16/24	USD	290.00	USD	1,804	(16,863)
Republic Services, Inc.	99	08/16/24	USD	195.00	USD	1,924	(46,530)
Sempra	316	08/16/24	USD	77.49	USD	2,403	(51,170)
Williams Cos., Inc.	603	08/16/24	USD	42.00	USD	2,563	(96,480)
Duke Energy Corp.	295	08/21/24	USD	103.72	USD	2,957	(31,143)
Pembina Pipeline Corp.	266	09/20/24	CAD	52.00	CAD	1,350	(14,874)
							$ (1,930,197)
OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	20,000	07/02/24	EUR	15.30	EUR	261	$ —
National Grid PLC	Morgan Stanley & Co. International PLC	53,346	07/02/24	GBP	10.57	GBP	471	—
EDP Renovaveis SA	Bank of America N.A.	60,900	07/03/24	EUR	15.07	EUR	795	—
Enel SpA	Goldman Sachs International	413,900	07/03/24	EUR	6.85	EUR	2,682	(1,192)
Schneider Electric SE	Citibank N.A.	2,000	07/03/24	EUR	238.32	EUR	448	(191)
Vestas Wind Systems A/S	Bank of America N.A.	93,100	07/03/24	DKK	202.80	DKK	15,034	(21)
TC Energy Corp.	Citibank N.A.	29,400	07/08/24	CAD	52.85	CAD	1,525	(8,646)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	90,400	07/09/24	EUR	15.09	EUR	1,179	(74)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	20,700	07/10/24	USD	75.17	USD	1,526	(5,519)
NextEra Energy, Inc.	JPMorgan Chase Bank N.A.	38,700	07/15/24	USD	71.95	USD	2,740	(33,001)
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	13,700	07/15/24	CAD	50.25	CAD	695	(8,787)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	193,000	07/16/24	EUR	3.80	EUR	676	(1,879)
Kingspan Group PLC	Citibank N.A.	14,400	07/16/24	EUR	91.49	EUR	1,143	(3,666)
Air Liquide SA	Morgan Stanley & Co. International PLC	5,170	07/18/24	EUR	171.18	EUR	833	(3,838)
Cie de Saint-Gobain SA	Citibank N.A.	21,800	07/18/24	EUR	82.77	EUR	1,583	(1,778)
National Grid PLC	Morgan Stanley & Co. International PLC	230,099	07/18/24	GBP	9.24	GBP	2,033	(6,827)
Prysmian SpA	Citibank N.A.	20,600	07/18/24	EUR	61.24	EUR	1,188	(4,351)
Vinci SA	Citibank N.A.	51,800	07/18/24	EUR	116.95	EUR	5,098	(2,917)
TC Energy Corp.	Royal Bank of Canada	27,800	07/19/24	CAD	52.41	CAD	1,442	(17,470)
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	20,700	07/22/24	USD	75.40	USD	1,526	(11,122)
SSE PLC	Bank of America N.A.	194,100	07/24/24	GBP	18.05	GBP	3,468	(107,635)
Vestas Wind Systems A/S	Bank of America N.A.	82,100	07/24/24	DKK	189.31	DKK	13,257	(13,665)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	269,700	07/25/24	EUR	3.99	EUR	944	(1,063)
Kingspan Group PLC	UBS AG	17,000	07/25/24	EUR	91.88	EUR	1,349	(7,988)
TC Energy Corp.	Morgan Stanley & Co. International PLC	26,600	07/25/24	CAD	54.31	CAD	1,379	(11,451)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	46,200	07/30/24	EUR	3.79	EUR	162	(1,261)
Air Liquide SA	Morgan Stanley & Co. International PLC	7,300	08/02/24	EUR	168.18	EUR	1,176	(16,852)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	84,200	08/02/24	EUR	3.85	EUR	295	(1,848)
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enel SpA	Morgan Stanley & Co. International PLC	599,000	08/02/24	EUR	6.75	EUR	3,881	$ (31,260)
National Grid PLC	Bank of America N.A.	177,000	08/02/24	GBP	9.00	GBP	1,563	(29,235)
National Grid PLC	Morgan Stanley & Co. International PLC	58,700	08/02/24	GBP	8.83	GBP	519	(16,498)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. International PLC	18,500	08/02/24	USD	74.22	USD	1,363	(24,974)
Schneider Electric SE	Goldman Sachs International	5,000	08/02/24	EUR	236.54	EUR	1,119	(19,104)
NextEra Energy, Inc.	Barclays Bank PLC	24,800	08/05/24	USD	77.00	USD	1,756	(10,455)
RWE AG	Bank of America N.A.	150,200	08/06/24	EUR	35.11	EUR	4,811	(33,753)
SSE PLC	Bank of America N.A.	21,100	08/06/24	GBP	18.77	GBP	377	(4,211)
ASML Holding NV	Bank of America N.A.	850	08/07/24	EUR	1,007.21	EUR	809	(27,317)
Cie de Saint-Gobain SA	Citibank N.A.	28,300	08/07/24	EUR	75.00	EUR	2,055	(59,062)
CMS Energy Corp.	Bank of America N.A.	28,400	08/07/24	USD	60.36	USD	1,691	(35,119)
Spirax Group PLC	Goldman Sachs International	19,100	08/07/24	GBP	87.72	GBP	1,619	(41,164)
ASML Holding NV	Goldman Sachs International	850	08/13/24	EUR	1,007.21	EUR	809	(29,020)
EDP - Energias de Portugal SA	Bank of America N.A.	85,000	08/13/24	EUR	3.60	EUR	298	(8,946)
Prysmian SpA	JPMorgan Chase Bank N.A.	22,700	08/13/24	EUR	59.36	EUR	1,309	(32,800)
STMicroelectronics NV	JPMorgan Chase Bank N.A.	38,800	08/13/24	EUR	38.48	EUR	1,419	(51,923)
Targa Resources Corp.	JPMorgan Chase Bank N.A.	13,600	08/20/24	USD	129.85	USD	1,751	(55,537)
CMS Energy Corp.	Barclays Bank PLC	29,600	09/09/24	USD	60.32	USD	1,762	(50,842)
								$ (834,262)
Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 2,016,549	$ (576,711)	$ (2,764,459)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 2,764,459	$ —	$ —	$ —	$ 2,764,459
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (7,843,274)	$ —	$ —	$ —	$ (7,843,274)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 5,236,028	$ —	$ —	$ —	$ 5,236,028
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options:
Average value of option contracts written	$ 4,543,198
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 2,764,459
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	2,764,459
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,930,197)
Total derivative assets and liabilities subject to an MNA	$ —	$ 834,262
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the
Trust:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$ 259,902	$ —	$ (259,902)	$ —	$ —
Barclays Bank PLC	61,297	—	(61,297)	—	—
Citibank N.A.	80,611	—	(80,611)	—	—
Goldman Sachs International	90,480	—	(90,480)	—	—
JPMorgan Chase Bank N.A.	189,902	—	(189,902)	—	—
Morgan Stanley & Co. International PLC	126,612	—	(126,612)	—	—
Royal Bank of Canada	17,470	—	—	—	17,470
UBS AG	7,988	—	(7,988)	—	—
	$ 834,262	$ —	$ (816,792)	$ —	$ 17,470

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$ 27,226,254	$ 18,770,069	$ —	$ 45,996,323
Chemicals	7,011,306	6,116,328	—	13,127,634
Commercial Services & Supplies	23,650,759	—	—	23,650,759
Construction & Engineering	11,131,683	14,445,667	—	25,577,350
Electric Utilities	81,853,649	38,481,892	—	120,335,541
Electrical Equipment	27,949,842	23,302,055	—	51,251,897
Electronic Equipment, Instruments & Components	3,286,623	2,745,019	—	6,031,642
Ground Transportation	12,976,461	—	—	12,976,461
Independent Power and Renewable Electricity Producers	4,088,349	23,790,710	—	27,879,059
Machinery	11,268,702	5,819,844	—	17,088,546
Multi-Utilities	55,053,318	16,564,569	—	71,617,887
Oil, Gas & Consumable Fuels	57,270,666	—	—	57,270,666
Semiconductors & Semiconductor Equipment	13,799,805	9,284,720	—	23,084,525
Short-Term Securities
Money Market Funds	6,050,782	—	—	6,050,782
	$ 342,618,199	$ 159,320,873	$ —	$ 501,939,072
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Liabilities
Equity Contracts	$ (1,592,164)	$ (1,172,295)	$ —	$ (2,764,459)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited)
June 30, 2024

	BGR	CII	BDJ (a)	BOE
ASSETS
Investments, at value — unaffiliated (b)(c)	$ 406,773,598	$ 945,055,947	$ 1,675,063,795	$ 748,275,781
Investments, at value — affiliated (d)	4,464,036	10,634,455	37,914,697	2,304,270
Foreign currency, at value (e)	477,728	—	459,214	319,051
Receivables:
Investments sold	—	—	41,568,182	7,897,978
Options written	85,357	89,726	591,474	266,799
Securities lending income — affiliated	—	228	—	—
Dividends — unaffiliated	604,726	170,914	2,931,528	1,552,437
Dividends — affiliated	23,803	41,699	148,150	20,564
Deferred offering costs	—	—	210,889	—
Prepaid expenses	2,829	6,550	35,107	9,806
Total assets	412,432,077	955,999,519	1,758,923,036	760,646,686
LIABILITIES
Bank overdraft	4,285	—	169,220	—
Due to broker	—	—	—	1,566,208
Collateral on securities loaned	—	2,483,800	—	—
Options written, at value (f)	2,894,166	12,761,723	15,880,803	7,723,197
Payables:
Investments purchased	—	—	39,992,343	2,794,069
Accounting services fees	11,267	12,329	23,807	14,891
Custodian fees	7,189	20,373	23,047	24,643
Deferred capital gain tax	—	—	311,838	—
Income dividend distributions	102,410	254,758	259,619	129,121
Investment advisory fees	322,819	652,038	1,116,960	504,268
Trustees ’ and Officer ’ s fees	342,548	243,322	888,058	585,248
Options written	—	1,428	140,957	139,365
Other accrued expenses	6,323	6,376	21,254	10,905
Professional fees	45,788	66,781	138,030	98,297
Transfer agent fees	22,128	32,157	72,483	36,362
Total liabilities	3,758,923	16,535,085	59,038,419	13,626,574
Commitments and contingent liabilities
NET ASSETS	$ 408,673,154	$ 939,464,434	$ 1,699,884,617	$ 747,020,112
NET ASSETS CONSIST OF
Paid-in capital (g)(h)(i)	$ 507,480,248	$ 561,832,951	$ 1,310,873,538	$ 650,889,396
Accumulated earnings (loss)	(98,807,094)	377,631,483	389,011,079	96,130,716
NET ASSETS	$ 408,673,154	$ 939,464,434	$ 1,699,884,617	$ 747,020,112
Net asset value	$ 14.88	$ 21.28	$ 9.13	$ 12.14
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$260,547,552	$556,934,358	$1,383,235,510	$592,710,902
(c) Securities loaned, at value	$—	$2,421,004	$—	$—
(d) Investments, at cost — affiliated	$4,464,036	$10,634,587	$37,914,697	$2,304,270
(e) Foreign currency, at cost	$477,470	$—	$459,253	$319,294
(f) Premiums received	$2,444,720	$11,273,204	$17,968,047	$7,078,012
(g) Shares outstanding	27,464,975	44,146,919	186,135,109	61,525,804
(h) Shares authorized	Unlimited	200 million	Unlimited	Unlimited
(i) Par value	$0.001	$0.10	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

	BGY	BMEZ	BME	BIGZ
ASSETS
Investments, at value — unaffiliated (a)(b)	$ 632,201,828	$ 1,815,277,429	$ 601,804,721	$ 1,909,489,451
Investments, at value — affiliated (c)	4,885,161	105,228,663	19,941,363	26,356,850
Cash	—	—	—	55,726
Cash pledged as collateral for OTC derivatives	—	16,000	—	—
Foreign currency, at value (d)	81,771	141	1,139	182
Receivables:
Investments sold	—	914,453	2,679,964	918,354
Options written	674,384	139,581	280,107	56,451
Securities lending income — affiliated	—	6,853	583	6,323
Dividends — unaffiliated	1,370,965	1,014,492	400,916	128,054
Dividends — affiliated	40,492	258,543	80,680	15,421
Deferred offering costs	—	—	84,599	—
Prepaid expenses	16,156	20,500	2,930	41,255
Total assets	639,270,757	1,922,876,655	625,277,002	1,937,068,067
LIABILITIES
Bank overdraft	—	18,903	—	—
Collateral on securities loaned	—	29,177,557	1,028,844	26,018,994
Options written, at value (e)	5,539,625	17,847,348	6,728,994	6,545,188
Payables:
Investments purchased	719,035	—	—	—
Accounting services fees	12,328	72,074	7,242	74,084
Custodian fees	31,489	63,934	12,844	24,071
Income dividend distributions	160,861	2,271,952	172,784	2,293,595
Investment advisory fees	519,594	1,918,194	503,063	1,962,349
IRS compliance fee for foreign withholding tax claims	1,305,801	—	—	—
Trustees ’ and Officer ’ s fees	485,659	231,509	23,716	205,053
Options written	317,849	66,329	447,601	—
Other accrued expenses	11,714	103,718	10,578	174,344
Professional fees	353,849	175,474	52,024	304,379
Proxy fees	—	928,157	—	1,173,369
Transfer agent fees	31,593	14,212	27,537	11,531
Total liabilities	9,489,397	52,889,361	9,015,227	38,786,957
Commitments and contingent liabilities
NET ASSETS	$ 629,781,360	$ 1,869,987,294	$ 616,261,775	$ 1,898,281,110
NET ASSETS CONSIST OF
Paid-in capital (f)(g)(h)	$ 540,011,552	$ 1,951,060,860	$ 417,617,800	$ 4,022,207,780
Accumulated earnings (loss)	89,769,808	(81,073,566)	198,643,975	(2,123,926,670)
NET ASSETS	$ 629,781,360	$ 1,869,987,294	$ 616,261,775	$ 1,898,281,110
Net asset value	$ 6.28	$ 17.56	$ 44.20	$ 8.46
(a) Investments, at cost — unaffiliated	$502,037,248	$1,738,695,703	$372,890,993	$2,047,607,053
(b) Securities loaned, at value	$—	$28,629,577	$1,000,706	$25,312,372
(c) Investments, at cost — affiliated	$4,885,161	$105,231,352	$19,941,463	$26,357,620
(d) Foreign currency, at cost	$81,777	$142	$1,142	$183
(e) Premiums received	$5,843,174	$14,613,820	$5,544,655	$8,046,400
(f) Shares outstanding	100,271,847	106,514,258	13,943,973	224,418,826
(g) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(h) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

	BCX	BSTZ (a)	BST (a)	BUI
ASSETS
Investments, at value — unaffiliated (b)(c)	$ 869,826,867	$ 1,753,985,904	$ 1,368,793,738	$ 495,888,290
Investments, at value — affiliated (d)	17,533,182	32,294,114	9,018,968	6,050,782
Cash	31,904	—	—	27,564
Cash pledged as collateral for OTC derivatives	—	3,030,000	380,000	—
Foreign currency, at value (e)	543,075	173,356	103,527	82,141
Receivables:
Investments sold	—	2,389,709	—	521,215
Options written	574,470	428,729	389,068	117,906
Securities lending income — affiliated	187	17,382	1,169	338
Dividends — unaffiliated	1,262,723	1,154,486	151,118	1,086,575
Dividends — affiliated	61,384	85,899	25,472	23,911
Interest — unaffiliated	154,000	—	—	—
Deferred offering costs	—	—	71,340	106,426
Prepaid expenses	—	14,621	7,309	—
Total assets	889,987,792	1,793,574,200	1,378,941,709	503,905,148
LIABILITIES
Bank overdraft	—	26,592	25,823	—
Collateral on securities loaned	—	30,730,781	6,610,764	564,110
Options written, at value (f)	5,219,248	19,072,940	19,726,172	2,764,459
Payables:
Investments purchased	892,904	—	—	—
Accounting services fees	15,171	61,787	12,539	12,538
Custodian fees	15,128	54,243	17,156	13,437
Deferred capital gain tax	—	2,225,086	—	—
Income dividend distributions	201,970	2,175,588	420,521	162,092
Investment advisory fees	722,251	1,752,822	1,092,755	417,649
Trustees ’ and Officer ’ s fees	222,255	216,374	20,647	—
Options written	6,534	233,433	317,716	109,596
Other accrued expenses	24,726	96,223	62,364	26,412
Professional fees	95,912	392,093	175,816	33,785
Proxy fees	—	870,816	—	—
Transfer agent fees	50,834	25,254	61,063	26,296
Total liabilities	7,466,933	57,934,032	28,543,336	4,130,374
Commitments and contingent liabilities
NET ASSETS	$ 882,520,859	$ 1,735,640,168	$ 1,350,398,373	$ 499,774,774
NET ASSETS CONSIST OF
Paid-in capital (g)(h)(i)	$ 1,017,257,473	$ 1,204,491,153	$ 788,774,981	$ 376,946,999
Accumulated earnings (loss)	(134,736,614)	531,149,015	561,623,392	122,827,775
NET ASSETS	$ 882,520,859	$ 1,735,640,168	$ 1,350,398,373	$ 499,774,774
Net asset value	$ 10.46	$ 22.82	$ 38.89	$ 22.24
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$734,986,530	$1,084,603,611	$724,788,773	$354,795,924
(c) Securities loaned, at value	$—	$30,397,966	$6,331,977	$520,675
(d) Investments, at cost — affiliated	$17,533,182	$32,294,710	$9,019,493	$6,050,782
(e) Foreign currency, at cost	$543,050	$173,439	$103,708	$82,057
(f) Premiums received	$6,005,423	$12,707,105	$13,405,948	$4,204,297
(g) Shares outstanding	84,363,295	76,070,675	34,720,019	22,475,424
(h) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(i) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations
(unaudited)
Six Months Ended June 30, 2024

	BGR	CII	BDJ (a)	BOE
INVESTMENT INCOME
Dividends — unaffiliated	$ 7,055,359	$ 5,264,331	$ 24,066,812	$ 11,277,349
Dividends — affiliated	149,148	280,280	755,375	174,795
Securities lending income — affiliated — net	—	1,148	395	—
Foreign taxes withheld	(320,000)	(142,542)	(381,762)	(788,189)
Total investment income	6,884,507	5,403,217	24,440,820	10,663,955
EXPENSES
Investment advisory	2,400,832	3,853,156	6,699,027	3,657,549
Professional	39,664	43,253	74,039	54,766
Trustees and Officer	38,645	43,317	109,172	64,926
Transfer agent	27,901	39,615	76,223	44,478
Accounting services	21,895	24,611	47,009	29,610
Custodian	13,621	40,292	41,345	43,368
Printing and postage	5,700	18,429	18,310	5,778
Registration	4,770	7,586	32,003	10,677
Miscellaneous	20,707	23,902	89,209	45,021
Total expenses excluding interest expense	2,573,735	4,094,161	7,186,337	3,956,173
Interest expense — unaffiliated	133	72	879	4,109
Total expenses	2,573,868	4,094,233	7,187,216	3,960,282
Less:
Fees waived and/or reimbursed by the Manager	(442,279)	(3,996)	(10,807)	(642,583)
Total expenses after fees waived and/or reimbursed	2,131,589	4,090,237	7,176,409	3,317,699
Net investment income	4,752,918	1,312,980	17,264,411	7,346,256
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,377,235	46,218,392	81,828,228	15,924,325
Investments — affiliated	—	511	(896)	—
Foreign currency transactions	31,414	(3,331)	(5,896)	(35,111)
Options written	(4,231,774)	(24,940,592)	(35,448,018)	(10,474,118)
Payment by affiliate	—	—	3,800	—
	6,176,875	21,274,980	46,377,218	5,415,096
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,748,298	61,987,809	39,451,138	27,545,161
Investments — affiliated	—	(92)	—	—
Foreign currency translations	2,574	—	(5,860)	(41,029)
Options written	(1,162,675)	6,793,687	17,961,346	3,522,195
	20,588,197	68,781,404	57,406,624	31,026,327
Net realized and unrealized gain	26,765,072	90,056,384	103,783,842	36,441,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,517,990	$ 91,369,364	$ 121,048,253	$ 43,787,679
(a) Consolidated Statement of Operations.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2024

	BGY	BMEZ	BME	BIGZ
INVESTMENT INCOME
Dividends — unaffiliated	$ 11,472,493	$ 4,970,196	$ 3,592,291	$ 4,011,500
Dividends — affiliated	191,460	910,501	484,886	108,749
Securities lending income — affiliated — net	—	53,232	1,970	30,892
Foreign taxes withheld	(1,136,588)	(183,293)	(24,032)	(62,600)
Foreign withholding tax claims	1,895,283	—	—	—
IRS compliance fee for foreign withholding tax claims	(1,305,801)	—	—	—
Total investment income	11,116,847	5,750,636	4,055,115	4,088,541
EXPENSES
Investment advisory	3,098,687	11,899,316	3,022,401	12,415,521
Professional	334,282	93,006	49,255	138,647
Custodian	63,506	96,453	21,108	36,718
Trustees and Officer	53,575	68,386	20,985	70,109
Transfer agent	36,811	51,188	34,977	50,574
Accounting services	24,611	98,169	14,678	98,845
Registration	17,438	19,627	4,185	40,075
Printing and postage	5,666	5,042	6,134	8,448
Proxy	—	1,456,160	—	1,976,445
Miscellaneous	51,557	241,017	29,989	584,795
Total expenses excluding interest expense	3,686,133	14,028,364	3,203,712	15,420,177
Interest expense — unaffiliated	14,870	622	25	11,576
Total expenses	3,701,003	14,028,986	3,203,737	15,431,753
Less:
Fees waived and/or reimbursed by the Manager	(2,734)	(12,883)	(6,880)	(1,566)
Total expenses after fees waived and/or reimbursed	3,698,269	14,016,103	3,196,857	15,430,187
Net investment income (loss)	7,418,578	(8,265,467)	858,258	(11,341,646)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,414,306 (a)	8,256,926	5,251,242	11,249,020
Investments — affiliated	—	(2,878)	(344)	1,492
Forward foreign currency exchange contracts	—	(3,753,243)	—	—
Foreign currency transactions	(100,436)	(84,010)	(862)	11,007
Options written	(13,738,375)	(10,771,650)	(9,689,871)	(3,973,690)
	(6,424,505)	(6,354,855)	(4,439,835)	7,287,829
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,920,652 (b)	32,351,859	48,238,092	(64,339,615)
Investments — affiliated	—	(2,109)	(100)	(1,931)
Forward foreign currency exchange contracts	—	(1,429,095)	—	—
Foreign currency translations	(31,837)	(27,092)	(4,740)	(8)
Options written	4,751,753	13,471,602	1,295,068	10,142,282
	26,640,568	44,365,165	49,528,320	(54,199,272)
Net realized and unrealized gain (loss)	20,216,063	38,010,310	45,088,485	(46,911,443)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 27,634,641	$ 29,744,843	$ 45,946,743	$ (58,253,089)
(a) Net of capital gain tax and capital gain tax refund, if applicable of	$ —	$ —	$ —	$ —
(b) Net of reduction in deferred foreign capital gain tax of	$ 4,475	$ —	$ —	$ —
See notes to financial statements.
Financial Statements

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2024

	BCX	BSTZ (a)	BST (a)	BUI
INVESTMENT INCOME
Dividends — unaffiliated	$ 15,789,153	$ 3,497,033	$ 2,500,902	$ 6,937,286
Dividends — affiliated	364,441	296,711	161,245	186,815
Securities lending income — affiliated — net	10,783	73,983	15,019	2,614
Foreign taxes withheld	(634,346)	(2,456,324)	(951,232)	(354,047)
Foreign withholding tax claims	—	—	—	100,738
Total investment income	15,530,031	1,411,403	1,725,934	6,873,406
EXPENSES
Investment advisory	4,357,823	10,366,651	6,278,368	2,471,752
Transfer agent	56,034	71,483	68,810	32,399
Professional	53,716	124,182	95,366	49,902
Trustees and Officer	39,691	60,678	35,549	15,556
Custodian	30,211	64,053	25,944	24,077
Accounting services	29,364	86,842	24,402	24,402
Registration	14,776	13,247	7,069	2,045
Printing and postage	5,778	6,732	9,046	5,583
Proxy	—	1,563,623	—	—
Miscellaneous	48,951	292,110	184,518	41,860
Total expenses excluding interest expense	4,636,344	12,649,601	6,729,072	2,667,576
Interest expense — unaffiliated	1,558	14,401	2,314	782
Total expenses	4,637,902	12,664,002	6,731,386	2,668,358
Less:
Fees waived and/or reimbursed by the Manager	(5,172)	(4,274)	(2,319)	(2,672)
Total expenses after fees waived and/or reimbursed	4,632,730	12,659,728	6,729,067	2,665,686
Net investment income (loss)	10,897,301	(11,248,325)	(5,003,133)	4,207,720
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,172,264)	77,055,056	48,531,641	21,289,750
Investments — affiliated	(107)	(1,530)	(1,378)	423
Foreign currency transactions	(27,017)	(134,003)	(20,506)	4,619
Options written	(2,260,101)	(42,395,510)	(50,335,609)	(7,843,274)
	(9,459,489)	34,524,013	(1,825,852)	13,451,518
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,925,236	140,228,834 (b)	203,916,299	(13,260,646)
Investments — affiliated	499	(1,158)	(30)	(4)
Foreign currency translations	9,028	(4,946)	(755)	(13,331)
Options written	4,029,904	(2,094,647)	(1,351,523)	5,236,028
	15,964,667	138,128,083	202,563,991	(8,037,953)
Net realized and unrealized gain	6,505,178	172,652,096	200,738,139	5,413,565
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,402,479	$ 161,403,771	$ 195,735,006	$ 9,621,285
(a) Consolidated Statement of Operations.
(b) Net of increase in deferred capital gain tax of	$ —	$ (722,534)	$ —	$ —
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BGR		CII
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 4,752,918	$ 10,408,652	$ 1,312,980	$ 2,873,748
Net realized gain	6,176,875	23,169,588	21,274,980	27,313,271
Net change in unrealized appreciation (depreciation)	20,588,197	(15,169,570)	68,781,404	122,020,412
Net increase in net assets resulting from operations	31,517,990	18,408,670	91,369,364	152,207,431
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income and net realized gain	(10,826,693) (b)	(10,396,825)	(26,355,711) (b)	(52,698,168)
Return of capital	—	(11,108,880)	—	—
Decrease in net assets resulting from distributions to shareholders	(10,826,693)	(21,505,705)	(26,355,711)	(52,698,168)
CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	—	—	—	274,446
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(7,413,692)	—	—
Net increase (decrease) in net assets derived from capital share transactions	—	(7,413,692)	—	274,446
NET ASSETS
Total increase (decrease) in net assets	20,691,297	(10,510,727)	65,013,653	99,783,709
Beginning of period	387,981,857	398,492,584	874,450,781	774,667,072
End of period	$ 408,673,154	$ 387,981,857	$ 939,464,434	$ 874,450,781

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BDJ (a)		BOE
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 17,264,411	$ 34,246,184	$ 7,346,256	$ 13,670,798
Net realized gain (loss)	46,377,218	102,886,094	5,415,096	(3,531,179)
Net change in unrealized appreciation (depreciation)	57,406,624	12,843,150	31,026,327	86,840,574
Net increase in net assets resulting from operations	121,048,253	149,975,428	43,787,679	96,980,193
DISTRIBUTIONS TO SHAREHOLDERS (b)
From net investment income and net realized gain	(62,764,759) (c)	(135,982,780)	(23,256,754) (c)	(13,739,848)
Return of capital	—	—	—	(33,325,380)
Decrease in net assets resulting from distributions to shareholders	(62,764,759)	(135,982,780)	(23,256,754)	(47,065,228)
CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	—	702,786	—	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(2,735,878)	—	(11,889,663)
Net decrease in net assets derived from capital share transactions	—	(2,033,092)	—	(11,889,663)
NET ASSETS
Total increase in net assets	58,283,494	11,959,556	20,530,925	38,025,302
Beginning of period	1,641,601,123	1,629,641,567	726,489,187	688,463,885
End of period	$ 1,699,884,617	$ 1,641,601,123	$ 747,020,112	$ 726,489,187

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BGY		BMEZ
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 7,418,578	$ 8,622,266	$ (8,265,467)	$ (12,827,913)
Net realized gain (loss)	(6,424,505)	25,103,078	(6,354,855)	(125,606)
Net change in unrealized appreciation (depreciation)	26,640,568	49,586,269	44,365,165	82,812,081
Net increase in net assets resulting from operations	27,634,641	83,311,613	29,744,843	69,858,562
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income and net realized gain	(20,335,131) (b)	(17,300,662)	(67,128,481) (b)	—
Return of capital	—	(23,857,237)	—	(170,987,587)
Decrease in net assets resulting from distributions to shareholders	(20,335,131)	(41,157,899)	(67,128,481)	(170,987,587)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(13,143,239)	—	(47,918,763)
NET ASSETS
Total increase (decrease) in net assets	7,299,510	29,010,475	(37,383,638)	(149,047,788)
Beginning of period	622,481,850	593,471,375	1,907,370,932	2,056,418,720
End of period	$ 629,781,360	$ 622,481,850	$ 1,869,987,294	$ 1,907,370,932

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BME		BIGZ
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 858,258	$ 2,005,523	$ (11,341,646)	$ (24,835,889)
Net realized gain (loss)	(4,439,835)	26,685,806	7,287,829	(395,036,508)
Net change in unrealized appreciation (depreciation)	49,528,320	(8,674,311)	(54,199,272)	631,441,416
Net increase (decrease) in net assets resulting from operations	45,946,743	20,017,018	(58,253,089)	211,569,019
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income and net realized gain	(17,820,398) (b)	(25,396,234)	(69,935,639) (b)	—
Return of capital	—	(10,214,453)	—	(173,714,456)
Decrease in net assets resulting from distributions to shareholders	(17,820,398)	(35,610,687)	(69,935,639)	(173,714,456)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	3,020,683	—	—
Reinvestment of distributions	—	511,503	—	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	—	—	(37,872,639)
Net increase (decrease) in net assets derived from capital share transactions	—	3,532,186	—	(37,872,639)
NET ASSETS
Total increase (decrease) in net assets	28,126,345	(12,061,483)	(128,188,728)	(18,076)
Beginning of period	588,135,430	600,196,913	2,026,469,838	2,026,487,914
End of period	$ 616,261,775	$ 588,135,430	$ 1,898,281,110	$ 2,026,469,838

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BCX		BSTZ (a)
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 10,897,301	$ 24,403,314	$ (11,248,325)	$ (15,155,748)
Net realized gain (loss)	(9,459,489)	33,949,389	34,524,013	(40,897,514)
Net change in unrealized appreciation (depreciation)	15,964,667	(66,990,639)	138,128,083	336,014,543
Net increase (decrease) in net assets resulting from operations	17,402,479	(8,637,936)	161,403,771	279,961,281
DISTRIBUTIONS TO SHAREHOLDERS (b)
From net investment income	(26,220,112) (c)	(24,357,046)	(55,560,500) (c)	—
Return of capital	—	(29,035,558)	—	(140,469,092)
Decrease in net assets resulting from distributions to shareholders	(26,220,112)	(53,392,604)	(55,560,500)	(140,469,092)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(29,812,008)	(27,332)	(34,325,597)
NET ASSETS
Total increase (decrease) in net assets	(8,817,633)	(91,842,548)	105,815,939	105,166,592
Beginning of period	891,338,492	983,181,040	1,629,824,229	1,524,657,637
End of period	$ 882,520,859	$ 891,338,492	$ 1,735,640,168	$ 1,629,824,229

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets
 (continued)

	BST (a)		BUI
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (5,003,133)	$ (7,655,006)	$ 4,207,720	$ 7,841,668
Net realized gain (loss)	(1,825,852)	50,365,846	13,451,518	19,192,335
Net change in unrealized appreciation (depreciation)	202,563,991	247,434,391	(8,037,953)	9,049,746
Net increase in net assets resulting from operations	195,735,006	290,145,231	9,621,285	36,083,749
DISTRIBUTIONS TO SHAREHOLDERS (b)
From net investment income and net realized gain	(51,950,916) (c)	(50,091,649)	(16,317,110) (c)	(21,447,319)
Return of capital	—	(51,595,440)	—	(11,077,670)
Decrease in net assets resulting from distributions to shareholders	(51,950,916)	(101,687,089)	(16,317,110)	(32,524,989)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	8,621,917	41,619,188	—	3,779,817
Reinvestment of distributions	1,567,740	5,644,095	8,669	730,387
Net increase in net assets derived from capital share transactions	10,189,657	47,263,283	8,669	4,510,204
NET ASSETS
Total increase (decrease) in net assets	153,973,747	235,721,425	(6,687,156)	8,068,964
Beginning of period	1,196,424,626	960,703,201	506,461,930	498,392,966
End of period	$ 1,350,398,373	$ 1,196,424,626	$ 499,774,774	$ 506,461,930

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited)
Six Months Ended June 30, 2024

	BGR	CII	BDJ (a)	BOE
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 31,517,990	$ 91,369,364	$ 121,048,253	$ 43,787,679
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	79,473,578	216,298,418	445,918,612	224,555,562
Purchases of long-term investments	(68,529,670)	(173,316,313)	(331,842,757)	(200,404,219)
Net proceeds from sales (purchases) of short-term securities	(851,716)	2,696,429	(32,711,059)	363,953
Premiums paid on closing options written	(16,366,805)	(78,871,414)	(120,173,637)	(37,521,379)
Premiums received from options written	12,203,847	54,935,186	81,692,732	27,395,608
Net realized gain on investments and options written	(5,751,240)	(20,704,776)	(42,989,026)	(5,416,383)
Net unrealized appreciation on investments, options written and foreign currency translations	(20,585,623)	(68,781,404)	(57,724,322)	(31,067,118)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(2,130)	(1,927)	(59,066)	(4,157)
Dividends — unaffiliated	(3,683)	342,713	(871,273)	274,306
Securities lending income — affiliated	—	87	—	—
Prepaid expenses	986	(508)	(20,476)	(3,392)
Deferred offering costs.	—	—	(2,000)	—
Increase (Decrease) in Liabilities
Due to broker	—	—	—	1,036,208
Collateral on securities loaned	—	2,086,215	—	—
Payables
Accounting services fees	284	555	828	636
Custodian fees	(1,246)	12,487	(9,198)	(1,949)
Deferred capital gain tax	—	—	311,838	—
Investment advisory fees	1,382	33,531	16,999	3,538
Trustees ’ and Officer ’ s fees	(78,495)	(11,484)	(131,467)	(90,942)
Other accrued expenses	(2,760)	3,330	12,886	(3,307)
Professional fees	(881)	(5,092)	18,201	(6,117)
Transfer agent fees	9,182	15,556	35,713	18,371
Net cash provided by operating activities	11,033,000	26,100,953	62,521,781	22,916,898
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(10,724,283)	(26,100,953)	(62,505,140)	(23,127,633)
Increase in bank overdraft	4,285	—	169,220	—
Net cash used for financing activities	(10,719,998)	(26,100,953)	(62,335,920)	(23,127,633)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	1,059	—	94	(238)
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	314,061	—	185,955	(210,973)
Restricted and unrestricted cash and foreign currency at beginning of period	163,667	—	273,259	530,024
Restricted and unrestricted cash and foreign currency at end of period	$ 477,728	$ —	$ 459,214	$ 319,051
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 133	$ 72	$ 879	$ 4,109
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Foreign currency at value	477,728	—	459,214	319,051
	$ 477,728	$ —	$ 459,214	$ 319,051

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.
Financial Statements

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024

	BGY	BMEZ	BME	BIGZ
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$ 27,634,641	$ 29,744,843	$ 45,946,743	$ (58,253,089)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	170,167,966	382,330,269	65,779,539	439,761,339
Purchases of long-term investments	(147,475,241)	(260,283,027)	(52,831,601)	(357,358,222)
Net proceeds from sales (purchases) of short-term securities	3,374,942	(52,451,591)	11,455,170	(5,526,057)
Premiums paid on closing options written	(35,770,406)	(72,610,855)	(32,065,475)	(37,683,749)
Premiums received from options written	21,470,697	61,992,215	23,344,138	33,457,491
Net realized (gain) loss on investments and options written	6,326,774	2,581,578	4,445,713	(7,290,197)
Net unrealized (appreciation) depreciation on investments, options written and foreign currency translations	(26,668,128)	(44,392,239)	(49,533,060)	54,199,267
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(8,314)	51,675	64,734	(8,336)
Dividends — unaffiliated	(364,609)	18,401	72,140	193,370
Securities lending income — affiliated	—	3,944	(437)	(1,956)
Prepaid expenses	(10,661)	(4,340)	2,362	(24,635)
Deferred offering costs.	—	—	(1,999)	—
Increase (Decrease) in Liabilities
Collateral on securities loaned	—	16,876,890	1,028,844	5,514,535
Payables
Accounting services fees	554	(1,646)	456	(3,088)
Custodian fees	1,305	(7,048)	(2,151)	(1,247)
Deferred capital gain tax	(4,475)	—	—	—
Investment advisory fees	3,686	(36,530)	13,956	(139,298)
IRS compliance fee for foreign withholding tax claims	1,305,801	—	—	—
Trustees ’ and Officer ’ s fees	(81,314)	11,142	(12,259)	14,616
Other accrued expenses	(3,967)	34,608	(3,117)	(51,110)
Professional fees	270,871	4,912	(8,243)	62,695
Proxy fees	—	839,424	—	863,851
Transfer agent fees	13,891	(14,128)	13,458	(28,592)
Net cash provided by operating activities	20,184,013	64,688,497	17,708,911	67,697,588
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(20,174,270)	(64,856,529)	(17,647,614)	(67,642,044)
Decrease in bank overdraft	—	(272,978)	(60,686)	—
Net cash used for financing activities	(20,174,270)	(65,129,507)	(17,708,300)	(67,642,044)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	198	(17)	(6)	(3)
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	9,941	(441,027)	605	55,541
Restricted and unrestricted cash and foreign currency at beginning of period	71,830	457,168	534	367
Restricted and unrestricted cash and foreign currency at end of period	$ 81,771	$ 16,141	$ 1,139	$ 55,908
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 14,870	$ 622	$ 25	$ 11,576
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ —	$ —	$ —	$ 55,726
Cash pledged
Collateral — OTC derivatives	—	16,000	—	—
Foreign currency at value	81,771	141	1,139	182
	$ 81,771	$ 16,141	$ 1,139	$ 55,908
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024

	BCX	BSTZ (a)	BST (a)	BUI
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 17,402,479	$ 161,403,771	$ 195,735,006	$ 9,621,285
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	322,418,370	490,076,177	195,943,988	111,518,874
Purchases of long-term investments	(299,971,377)	(379,348,778)	(99,581,512)	(92,719,311)
Net proceeds from sales (purchases) of short-term securities	2,777,757	(27,946,279)	(2,793,999)	565,921
Premiums paid on closing options written	(30,331,574)	(115,470,580)	(110,714,771)	(22,957,711)
Premiums received from options written	26,876,252	71,084,000	63,284,217	15,323,253
Net realized (gain) loss on investments and options written	9,520,054	(34,627,151)	1,686,894	(12,514,339)
Net unrealized (appreciation) depreciation on investments, options written and foreign currency translations	(15,955,661)	(138,855,479)	(202,564,746)	8,037,953
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(2,243)	(69,730)	(19,610)	15,314
Dividends — unaffiliated	40,993	(905,244)	14,107	(320,073)
Interest — unaffiliated	5,250	—	—	—
Securities lending income — affiliated	958	(14,833)	2,106	52
Prepaid expenses	—	(2,030)	2,804	—
Deferred offering costs.	—	—	118,886	(2,000)
Increase (Decrease) in Liabilities
Due to broker	—	(680,000)	—	—
Collateral on securities loaned	(6,147,790)	27,865,254	749,575	(732,440)
Payables
Accounting services fees	463	(2,125)	334	333
Custodian fees	(1,793)	(15,729)	(5,803)	(3,297)
Deferred capital gain tax	—	722,534	—	—
Investment advisory fees	(21,878)	46,798	91,939	(4,191)
Trustees ’ and Officer ’ s fees	(48,278)	8,849	2,144	(8,241)
Other accrued expenses	(6,734)	(19,069)	(19,434)	(2,096)
Professional fees	475	10,097	(20,375)	(5,931)
Proxy fees	—	870,816	—	—
Transfer agent fees	26,130	(4,817)	32,618	12,432
Net cash provided by operating activities	26,581,853	54,126,452	41,944,368	15,825,787
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(26,018,142)	(53,384,912)	(49,962,655)	(16,146,349)
Payments for offering costs	—	—	(122,160)	—
Net payments on redemption of capital shares	—	(27,332)	—	—
Decrease in bank overdraft	—	(320,769)	(480,961)	—
Proceeds from issuance of capital shares	—	—	8,621,917	—
Net cash used for financing activities	(26,018,142)	(53,733,013)	(41,943,859)	(16,146,349)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	24	(83)	(88)	(101)
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	563,735	393,356	421	(320,663)
Restricted and unrestricted cash and foreign currency at beginning of period	11,244	2,810,000	483,106	430,368
Restricted and unrestricted cash and foreign currency at end of period	$ 574,979	$ 3,203,356	$ 483,527	$ 109,705
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 1,558	$ 14,401	$ 2,314	$ 782
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ —	$ —	$ 1,567,740	$ 8,669
Financial Statements

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended June 30, 2024
	BCX	BSTZ (a)	BST (a)	BUI
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ 31,904	$ —	$ —	$ 27,564
Cash pledged
Collateral — OTC derivatives	—	3,030,000	380,000	—
Foreign currency at value	543,075	173,356	103,527	82,141
	$ 574,979	$ 3,203,356	$ 483,527	$ 109,705

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

BGR
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 14.13	$ 14.21	$ 10.77	$ 8.17	$ 12.57	$ 11.98
Net investment income (a)	0.17	0.37	0.42	0.28	0.32	0.34
Net realized and unrealized gain (loss)	0.97	0.32	3.60	2.77	(4.06)	1.18
Net increase (decrease) from investment operations	1.14	0.69	4.02	3.05	(3.74)	1.52
Distributions (b)
From net investment income	(0.39) (c)	(0.37)	(0.42)	(0.28)	(0.32)	(0.34)
Return of capital	—	(0.40)	(0.16)	(0.17)	(0.34)	(0.59)
Total distributions	(0.39)	(0.77)	(0.58)	(0.45)	(0.66)	(0.93)
Net asset value, end of period	$ 14.88	$ 14.13	$ 14.21	$ 10.77	$ 8.17	$ 12.57
Market price, end of period	$ 13.22	$ 12.45	$ 12.53	$ 9.48	$ 7.10	$ 11.88
Total Return (d)
Based on net asset value	8.56% (e)	5.75%	38.51%	38.36% (f)	(29.03)%	13.74%
Based on market price	9.46% (e)	5.66%	38.76%	40.14%	(34.74)%	23.23%
Ratios to Average Net Assets (g)
Total expenses	1.29% (h)	1.29%	1.26%	1.33%	1.37%	1.35%
Total expenses after fees waived and/or reimbursed	1.07% (h)	1.07%	1.04%	1.11%	1.15%	1.16%
Net investment income	2.38% (h)	2.66%	3.21%	2.88%	3.77%	2.67%
Supplemental Data
Net assets, end of period (000)	$ 408,673	$ 387,982	$ 398,493	$ 313,503	$ 237,868	$ 374,896
Portfolio turnover rate	17%	38%	76%	61%	62%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

CII
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 19.81	$ 17.55	$ 22.10	$ 19.12	$ 17.96	$ 15.28
Net investment income (a)	0.03	0.07	0.06	0.04	0.13	0.18
Net realized and unrealized gain (loss)	2.04	3.38	(2.51)	4.04	2.08	3.50
Net increase (decrease) from investment operations	2.07	3.45	(2.45)	4.08	2.21	3.68
Distributions (b)
From net investment income	(0.60) (c)	(0.07)	(0.04)	(0.04)	(0.13)	(0.19)
From net realized gain	—	(1.12)	(2.06)	(1.06)	(0.92)	(0.44)
Return of capital	—	—	—	—	—	(0.37)
Total distributions	(0.60)	(1.19)	(2.10)	(1.10)	(1.05)	(1.00)
Net asset value, end of period	$ 21.28	$ 19.81	$ 17.55	$ 22.10	$ 19.12	$ 17.96
Market price, end of period	$ 19.99	$ 19.00	$ 17.12	$ 22.12	$ 17.40	$ 17.25
Total Return (d)
Based on net asset value	10.77% (e)	20.45%	(10.95)%	21.97%	13.94%	25.08%
Based on market price	8.49% (e)	18.43%	(13.21)%	34.15%	7.97%	30.38%
Ratios to Average Net Assets (f)
Total expenses	0.90% (g)	0.89%	0.89%	0.90%	0.91%	0.91%
Total expenses after fees waived and/or reimbursed	0.90% (g)	0.89%	0.89%	0.90%	0.91%	0.91%
Net investment income	0.29% (g)	0.35%	0.31%	0.21%	0.78%	1.08%
Supplemental Data
Net assets, end of period (000)	$ 939,464	$ 874,451	$ 774,667	$ 975,479	$ 843,673	$ 792,638
Portfolio turnover rate	19%	28%	32%	27%	46%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BDJ
	Six Months Ended 06/30/24 (unaudited) (a)	Year Ended 12/31/23 (a)	Year Ended 12/31/22 (a)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 8.82	$ 8.74	$ 10.23	$ 9.35	$ 10.03	$ 8.74
Net investment income (b)	0.09	0.18	0.16	0.15	0.18	0.18
Net realized and unrealized gain (loss)	0.56	0.63	(0.56)	1.60	(0.26)	1.86
Net increase (decrease) from investment operations	0.65	0.81	(0.40)	1.75	(0.08)	2.04
Distributions (c)
From net investment income	(0.34) (d)	(0.13)	(0.04)	(0.28)	(0.15)	(0.08)
From net realized gain	—	(0.60)	(1.05)	(0.59)	(0.45)	(0.67)
Total distributions	(0.34)	(0.73)	(1.09)	(0.87)	(0.60)	(0.75)
Net asset value, end of period	$ 9.13	$ 8.82	$ 8.74	$ 10.23	$ 9.35	$ 10.03
Market price, end of period	$ 8.17	$ 7.69	$ 9.01	$ 10.08	$ 8.47	$ 9.92
Total Return (e)
Based on net asset value	7.88% (f)(g)	10.37%	(3.71)% (f)	19.33%	0.77%	24.52%
Based on market price	10.72% (g)	(6.65)%	0.74%	29.80%	(7.70)%	38.53%
Ratios to Average Net Assets (h)
Total expenses	0.86% (i)	0.86%	0.84%	0.85%	0.86%	0.87%
Total expenses after fees waived and/or reimbursed	0.86% (i)	0.86%	0.84%	0.85%	0.86%	0.87%
Net investment income	2.06% (i)	2.12%	1.69%	1.44%	2.15%	1.99%
Supplemental Data
Net assets, end of period (000)	$ 1,699,885	$ 1,641,601	$ 1,629,642	$ 1,902,838	$ 1,739,122	$ 1,881,675
Portfolio turnover rate	22%	43%	81%	40%	48%	40%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BOE
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 11.81	$ 10.97	$ 13.40	$ 12.28	$ 12.32	$ 11.07
Net investment income (a)	0.12	0.22	0.20	0.19	0.26	0.30
Net realized and unrealized gain (loss)	0.59	1.38	(1.87)	1.69	0.46	1.71
Net increase (decrease) from investment operations	0.71	1.60	(1.67)	1.88	0.72	2.01
Distributions (b)
From net investment income	(0.38) (c)	(0.22)	(0.19)	(0.19)	(0.26)	(0.31)
From net realized gain	—	—	(0.41)	(0.57)	—	—
Return of capital	—	(0.54)	(0.16)	—	(0.50)	(0.45)
Total distributions	(0.38)	(0.76)	(0.76)	(0.76)	(0.76)	(0.76)
Net asset value, end of period	$ 12.14	$ 11.81	$ 10.97	$ 13.40	$ 12.28	$ 12.32
Market price, end of period	$ 10.61	$ 9.92	$ 9.56	$ 12.18	$ 10.91	$ 10.99
Total Return (d)
Based on net asset value	6.62% (e)	16.16%	(11.87)%	16.21%	7.65%	19.54%
Based on market price	10.94% (e)	11.95%	(15.51)%	18.89%	7.22%	25.98%
Ratios to Average Net Assets (f)
Total expenses	1.08% (g)	1.09%	1.06%	1.07%	1.09%	1.12%
Total expenses after fees waived and/or reimbursed	0.91% (g)	0.91%	0.89%	0.90%	0.92%	0.94%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.91% (g)	0.91%	0.88%	0.90%	0.92%	0.94%
Net investment income	2.01% (g)	1.93%	1.72%	1.46%	2.33%	2.62%
Supplemental Data
Net assets, end of period (000)	$ 747,020	$ 726,489	$ 688,464	$ 857,721	$ 786,230	$ 807,712
Portfolio turnover rate	28%	46%	44%	65%	61%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BGY
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 6.21	$ 5.78	$ 6.81	$ 6.49	$ 6.47	$ 5.79
Net investment income (a)	0.07	0.09	0.10	0.09	0.12	0.16
Net realized and unrealized gain (loss)	0.20	0.75	(0.72)	0.64	0.31	0.93
Net increase (decrease) from investment operations	0.27	0.84	(0.62)	0.73	0.43	1.09
Distributions (b)
From net investment income	(0.20) (c)	(0.08)	(0.10)	(0.14)	(0.13)	(0.16)
From net realized gain	—	(0.09)	(0.10)	(0.15)	—	(0.19)
Return of capital	—	(0.24)	(0.21)	(0.12)	(0.28)	(0.06)
Total distributions	(0.20)	(0.41)	(0.41)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$ 6.28	$ 6.21	$ 5.78	$ 6.81	$ 6.49	$ 6.47
Market price, end of period	$ 5.58	$ 5.27	$ 5.02	$ 6.28	$ 5.87	$ 5.89
Total Return (d)
Based on net asset value	4.95% (e)	15.94%	(8.33)%	11.92%	8.18%	20.20%
Based on market price	9.89% (e)	13.29%	(13.67)%	14.11%	7.49%	27.22%
Ratios to Average Net Assets (f)
Total expenses	1.15% (g)(h)	1.10%	1.08%	1.09%	1.10%	1.13%
Total expenses after fees waived and/or reimbursed	1.15% (g)(h)	1.10%	1.03%	0.99%	1.00%	1.03%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.10% (g)	1.10%	1.02%	0.99%	1.00%	1.03%
Net investment income	2.39% (g)	1.40%	1.71%	1.34%	1.99%	2.57%
Supplemental Data
Net assets, end of period (000)	$ 629,781	$ 622,482	$ 593,471	$ 709,510	$ 676,949	$ 683,247
Portfolio turnover rate	24%	55%	41%	71%	60%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Professional fees were not annualized in the calculation of the expense ratios. If this expenses was annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.19% and 1.19%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BMEZ
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 01/30/20 (a) to 12/31/20

Net asset value, beginning of period	$ 17.91	$ 18.76	$ 26.47	$ 30.73	$ 20.00
Net investment loss (b)	(0.08)	(0.12)	(0.18)	(0.32)	(0.22)
Net realized and unrealized gain (loss)	0.36	0.85	(5.79)	(2.23)	11.85
Net increase (decrease) from investment operations	0.28	0.73	(5.97)	(2.55)	11.63
Distributions (c)
From net investment income	(0.63) (d)	—	—	—	—
From net realized gain	—	—	(1.63)	(1.71)	(0.90)
Return of capital	—	(1.58)	(0.11)	—	—
Total distributions	(0.63)	(1.58)	(1.74)	(1.71)	(0.90)
Net asset value, end of period	$ 17.56	$ 17.91	$ 18.76	$ 26.47	$ 30.73
Market price, end of period	$ 15.36	$ 14.65	$ 15.43	$ 25.36	$ 28.65
Total Return (e)
Based on net asset value	2.07% (f)	5.60%	(21.66)%	(8.31)%	59.62% (f)(g)
Based on market price	9.14% (f)	5.02%	(32.75)%	(5.76)%	48.82% (f)
Ratios to Average Net Assets (h)
Total expenses	1.40% (i)(j)(k)	1.33% (l)	1.32%	1.30%	1.29% (i)
Total expenses after fees waived and/or reimbursed	1.40% (i)(j)(k)	1.32% (l)	1.32%	1.30%	1.28% (i)
Net investment loss	(0.87)% (i)	(0.65)%	(0.91)%	(1.10)%	(1.00)% (i)
Supplemental Data
Net assets, end of period (000)	$ 1,869,987	$ 1,907,371	$ 2,056,419	$ 2,981,886	$ 3,462,638
Portfolio turnover rate	14%	63%	63%	44%	43%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.32% and 1.32%, respectively.
(k)
The Proxy costs was not annualized in the calculation of the expense ratios. If these expense was annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.47% and 1.47%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.31% and 1.30%, respectively.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BME
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 42.18	$ 43.30	$ 47.96	$ 45.66	$ 41.19	$ 35.87
Net investment income (a)	0.06	0.14	0.11	—	0.01	0.06
Net realized and unrealized gain (loss)	3.24	1.30	(2.21)	4.74	6.86	7.66
Net increase (decrease) from investment operations	3.30	1.44	(2.10)	4.74	6.87	7.72
Distributions (b)
From net investment income	(1.28) (c)	(0.17)	(0.12)	(0.00) (d)	(0.05)	(0.12)
From net realized gain	—	(1.66)	(2.34)	(2.44)	(2.35)	(2.28)
Return of capital	—	(0.73)	(0.10)	—	—	—
Total distributions	(1.28)	(2.56)	(2.56)	(2.44)	(2.40)	(2.40)
Net asset value, end of period	$ 44.20	$ 42.18	$ 43.30	$ 47.96	$ 45.66	$ 41.19
Market price, end of period	$ 40.85	$ 40.46	$ 43.58	$ 48.50	$ 47.59	$ 42.50
Total Return (e)
Based on net asset value	8.09% (f)	3.80%	(4.19)%	10.66% (g)	17.50%	22.26%
Based on market price	4.15% (f)	(1.08)%	(4.64)%	7.37%	18.69%	24.15%
Ratios to Average Net Assets (h)
Total expenses	1.06% (i)	1.06%	1.08%	1.08%	1.10%	1.09%
Total expenses after fees waived and/or reimbursed	1.06% (i)	1.06%	1.07%	1.08%	1.10%	1.09%
Net investment income	0.28% (i)	0.34%	0.27%	0.01%	0.01%	0.16%
Supplemental Data
Net assets, end of period (000)	$ 616,262	$ 588,135	$ 600,197	$ 625,775	$ 545,936	$ 446,773
Portfolio turnover rate	9%	43%	41%	49%	28%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BIGZ
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Period from 03/29/21 (a) to 12/31/21

Net asset value, beginning of period	$ 9.03	$ 8.82	$ 16.72	$ 20.00
Net investment loss (b)	(0.05)	(0.11)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	(0.21)	1.09	(6.78)	(2.43)
Net increase (decrease) from investment operations	(0.26)	0.98	(6.91)	(2.58)
Distributions (c)
From net investment income	(0.31) (d)	—	—	—
Return of capital	—	(0.77)	(0.99)	(0.70)
Total distributions	(0.31)	(0.77)	(0.99)	(0.70)
Net asset value, end of period	$ 8.46	$ 9.03	$ 8.82	$ 16.72
Market price, end of period	$ 7.23	$ 7.33	$ 6.81	$ 14.54
Total Return (e)
Based on net asset value	(2.40)% (f)	13.28%	(41.14)% (g)	(13.03)% (f)
Based on market price	2.76% (f)	19.09%	(47.74)%	(24.37)% (f)
Ratios to Average Net Assets (h)
Total expenses	1.45% (i)(j)(k)	1.44% (l)	1.36%	1.29% (i)
Total expenses after fees waived and/or reimbursed	1.45% (i)(j)(k)	1.44% (l)	1.36%	1.28% (i)
Net investment loss	(1.14)% (i)	(1.22)%	(1.22)%	(1.02)% (i)
Supplemental Data
Net assets, end of period (000)	$ 1,898,281	$ 2,026,470	$ 2,026,488	$ 3,981,653
Portfolio turnover rate	18%	37%	41%	55%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.35% and 1.35%, respectively.
(k)
The Proxy costs was not annualized in the calculation of the expense ratios. If these expense was annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.55% and 1.55%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.33% and 1.33%, respectively.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BCX
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 10.57	$ 11.23	$ 10.21	$ 8.45	$ 9.04	$ 8.44
Net investment income (a)	0.13	0.29	0.30	0.29	0.20	0.23
Net realized and unrealized gain (loss)	0.07	(0.33)	1.27	1.95	(0.26)	0.99
Net increase (decrease) from investment operations	0.20	(0.04)	1.57	2.24	(0.06)	1.22
Distributions (b)
From net investment income	(0.31) (c)	(0.28)	(0.29)	(0.38)	(0.23)	(0.23)
Return of capital	—	(0.34)	(0.26)	(0.10)	(0.30)	(0.39)
Total distributions	(0.31)	(0.62)	(0.55)	(0.48)	(0.53)	(0.62)
Net asset value, end of period	$ 10.46	$ 10.57	$ 11.23	$ 10.21	$ 8.45	$ 9.04
Market price, end of period	$ 9.19	$ 8.88	$ 9.97	$ 9.35	$ 7.41	$ 8.07
Total Return (d)
Based on net asset value	2.43% (e)	0.56%	16.31%	27.20%	1.56%	15.88%
Based on market price	7.12% (e)	(4.84)%	12.76%	32.83%	(0.23)%	23.67%
Ratios to Average Net Assets (f)
Total expenses	1.06% (g)	1.06%	1.05%	1.07%	1.09%	1.11%
Total expenses after fees waived and/or reimbursed	1.06% (g)	1.06%	1.05%	1.07%	1.09%	1.11%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.06% (g)	1.06%	1.05%	1.07%	1.09%	1.11%
Net investment income	2.50% (g)	2.63%	2.73%	3.05%	2.62%	2.56%
Supplemental Data
Net assets, end of period (000)	$ 882,521	$ 891,338	$ 983,181	$ 901,782	$ 746,615	$ 822,754
Portfolio turnover rate	34%	46%	92%	66%	78%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BSTZ
	Six Months Ended 06/30/24 (unaudited) (a)	Year Ended 12/31/23 (a)	Year Ended 12/31/22 (a)	Year Ended 12/31/21 (a)	Year Ended 12/31/20 (a)	Period from 06/27/19 (b) to 12/31/19

Net asset value, beginning of period	$ 21.43	$ 19.53	$ 38.82	$ 38.72	$ 20.95	$ 20.00
Net investment loss (c)	(0.15)	(0.20)	(0.30)	(0.51)	(0.30)	(0.05)
Net realized and unrealized gain (loss)	2.27	3.92	(16.69)	3.69	19.32	1.50
Net increase (decrease) from investment operations	2.12	3.72	(16.99)	3.18	19.02	1.45
Distributions (d)
From net investment income	(0.73) (e)	—	—	—	—	—
From net realized gain	—	—	(0.89)	(3.08)	(1.10)	—
Return of capital	—	(1.82)	(1.41)	—	(0.15)	(0.50)
Total distributions	(0.73)	(1.82)	(2.30)	(3.08)	(1.25)	(0.50)
Net asset value, end of period	$ 22.82	$ 21.43	$ 19.53	$ 38.82	$ 38.72	$ 20.95
Market price, end of period	$ 19.91	$ 16.71	$ 15.64	$ 38.94	$ 36.38	$ 20.50
Total Return (f)
Based on net asset value	10.66% (g)	21.74% (h)	(43.98)%	8.41%	94.60% (i)	7.40% (g)
Based on market price	23.82% (g)	18.54%	(55.27)%	15.75%	86.85%	5.10% (g)
Ratios to Average Net Assets (j)
Total expenses	1.43% (k)(l)(m)	1.35%	1.33%	1.31%	1.33%	1.32% (m)
Total expenses after fees waived and/or reimbursed	1.43% (k)(l)(m)	1.34%	1.33%	1.31%	1.33%	1.30% (m)
Net investment loss	(1.36)% (m)	(0.96)%	(1.16)%	(1.25)%	(1.16)%	(0.48)% (m)
Supplemental Data
Net assets, end of period (000)	$ 1,735,640	$ 1,629,824	$ 1,524,658	$ 3,048,962	$ 3,023,744	$ 1,635,966
Portfolio turnover rate	22%	38%	47%	18%	45%	16%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Includes payment from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 21.68%.
(i)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)
The Proxy costs was not annualized in the calculation of the expense ratios. If these expense was annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.53% and 1.53%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.34% and 1.34%, respectively.
(m)	Annualized.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BST
	Six Months Ended 06/30/24 (unaudited) (a)	Year Ended 12/31/23 (a)	Year Ended 12/31/22 (a)	Year Ended 12/31/21 (a)	Year Ended 12/31/20 (a)	Year Ended 12/31/19

Net asset value, beginning of period	$ 34.74	$ 29.11	$ 52.40	$ 51.94	$ 32.45	$ 26.21
Net investment loss (b)	(0.14)	(0.23)	(0.29)	(0.43)	(0.28)	(0.17)
Net realized and unrealized gain (loss)	5.79	8.86	(20.00)	5.84	21.82	9.92
Net increase (decrease) from investment operations	5.65	8.63	(20.29)	5.41	21.54	9.75
Distributions (c)
From net investment income	(1.50) (d)	—	—	—	—	—
From net realized gain	—	(1.48)	(2.16)	(4.27)	(2.05)	(3.51)
Return of capital	—	(1.52)	(0.84)	—	—	—
Total distributions	(1.50)	(3.00)	(3.00)	(4.27)	(2.05)	(3.51)
Dilutive effect of rights offer (Note 10)	—	—	—	(0.68)	—	—
Net asset value, end of period	$ 38.89	$ 34.74	$ 29.11	$ 52.40	$ 51.94	$ 32.45
Market price, end of period	$ 37.66	$ 33.66	$ 28.37	$ 49.97	$ 53.30	$ 33.27
Total Return (e)
Based on net asset value	16.65% (f)	30.78%	(39.56)% (g)	9.44%	68.76% (h)	37.82%
Based on market price	16.60% (f)	30.03%	(38.23)%	1.70%	68.92%	34.77%
Ratios to Average Net Assets (i)
Total expenses	1.07% (j)	1.09%	1.11%	1.05%	1.09%	1.08%
Total expenses after fees waived and/or reimbursed	1.07% (j)	1.09%	1.11%	1.00%	0.99%	0.92%
Total expenses after fees waived and/or reimbursed and excluding dividend expense	1.07% (j)	1.09%	1.10%	1.00%	0.99%	0.92%
Net investment loss	(0.80)% (j)	(0.70)%	(0.77)%	(0.78)%	(0.73)%	(0.52)%
Supplemental Data
Net assets, end of period (000)	$ 1,350,398	$ 1,196,425	$ 960,703	$ 1,681,166	$ 1,297,344	$ 742,672
Portfolio turnover rate	8%	32%	38%	31%	20%	32%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust ’ s total return.
(h)
For financial reporting purposes, the market value of a certain investment was adjusted as of the report date. Accordingly, the net asset value (NAV) per share and total return performance based on NAV presented herein are different than the information previously published as of December 31, 2020.

(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BUI
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$ 22.53	$ 22.37	$ 25.86	$ 23.80	$ 22.02	$ 18.77
Net investment income (a)	0.19	0.35	0.33	0.24	0.33	0.37
Net realized and unrealized gain (loss)	0.25	1.26	(2.37)	3.27	2.90	4.33
Net increase (decrease) from investment operations	0.44	1.61	(2.04)	3.51	3.23	4.70
Distributions (b)
From net investment income	(0.73) (c)	(0.37)	(0.30)	(0.24)	(0.20)	(0.24)
From net realized gain	—	(0.59)	(0.56)	(0.76)	(1.08)	(1.06)
Return of capital	—	(0.49)	(0.59)	(0.45)	(0.17)	(0.15)
Total distributions	(0.73)	(1.45)	(1.45)	(1.45)	(1.45)	(1.45)
Net asset value, end of period	$ 22.24	$ 22.53	$ 22.37	$ 25.86	$ 23.80	$ 22.02
Market price, end of period	$ 22.15	$ 21.82	$ 20.77	$ 26.62	$ 25.04	$ 22.31
Total Return (d)
Based on net asset value	2.07% (e)	7.66%	(7.73)%	15.13%	15.87%	25.63%
Based on market price	4.96% (e)	12.30%	(16.78)%	12.65%	20.32%	20.91%
Ratios to Average Net Assets (f)
Total expenses	1.08% (g)	1.08%	1.08%	1.08%	1.13%	1.12%
Total expenses after fees waived and/or reimbursed	1.08% (g)	1.08%	1.08%	1.07%	1.10%	1.10%
Net investment income	1.70% (g)	1.58%	1.44%	0.97%	1.58%	1.78%
Supplemental Data
Net assets, end of period (000)	$ 499,775	$ 506,462	$ 498,393	$ 559,805	$ 444,526	$ 383,337
Portfolio turnover rate	19%	31%	36%	20%	39%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Energy and Resources Trust	BGR	Delaware	Non-diversified
BlackRock Enhanced Capital and Income Fund, Inc.	CII	Maryland	Diversified
BlackRock Enhanced Equity Dividend Trust	BDJ	Delaware	Diversified
BlackRock Enhanced Global Dividend Trust	BOE	Delaware	Diversified
BlackRock Enhanced International Dividend Trust	BGY	Delaware	Diversified
BlackRock Health Sciences Term Trust	BMEZ	Maryland	Diversified*
BlackRock Health Sciences Trust	BME	Delaware	Diversified
BlackRock Innovation and Growth Term Trust	BIGZ	Maryland	Diversified*
BlackRock Resources & Commodities Strategy Trust	BCX	Delaware	Non-diversified
BlackRock Science and Technology Term Trust	BSTZ	Delaware	Diversified
BlackRock Science and Technology Trust	BST	Delaware	Diversified
BlackRock Utilities, Infrastructure & Power Opportunities Trust	BUI	Delaware	Diversified

*	The Trust ’ s classification changed from non-diversified to diversified during the reporting period.
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:
The accompanying consolidated financial statements of BDJ include the accounts of BDJ Subsidiary, LLC (the “BDJ Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BDJ. The BDJ Taxable Subsidiary enables BDJ to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BDJ Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BDJ. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BDJ. Taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Consolidated
Statements of Assets and Liabilities. BDJ may invest up to 25% of its total assets in the BDJ Taxable Subsidiary. The net assets of the BDJ Taxable Subsidiary as of period end were $14,661,488, which is 0.9% of BDJ’s consolidated net assets.  Intercompany accounts and transactions, if any, have been eliminated. The BDJ Taxable Subsidiary is subject to the same investment policies and restrictions that apply to BDJ.
The accompanying consolidated financial statements of BSTZ include the accounts of BSTZ Subsidiary, LLC (the “BSTZ Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BSTZ. The BSTZ Taxable Subsidiary enables BSTZ to hold certain pass-through investments and satisfy regulated investment company tax requirements.
Income earned and gains realized on the investment held by the BSTZ Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BSTZ. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain
(loss) in the Consolidated Statement of Operations for BSTZ. Taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Consolidated Statements of Assets and
Liabilities. BSTZ may invest up to 25% of its total assets in the BSTZ Taxable Subsidiary. The net assets of the BSTZ Taxable Subsidiary as of period end were $24,240,828, which is 1.4% of BSTZ’s consolidated net assets.  Intercompany accounts and transactions, if any, have been eliminated. The BSTZ Taxable Subsidiary is subject to the same investment policies and restrictions that apply to BSTZ.
The accompanying consolidated financial statements of BST include the accounts of BST Subsidiary, LLC  (the “BST Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BST. The BST Taxable Subsidiary enables BST to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BST Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BST. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss)
in the Consolidated Statement of Operations for BST. Taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Consolidated Statements of Assets and
Liabilities. BST may invest up to 25% of its total assets in the BST Taxable Subsidiary. The net assets of the BST Taxable Subsidiary as of period end were $12,927,479, which is 1.0% of BST’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The BST Taxable Subsidiary is subject to the same investment policies and restrictions that apply to BST.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency

Translation:
Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

Each

Trust reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:
The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each

Trust
invests. These foreign taxes, if any, are paid by each

Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:
The

Trusts had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to the Trusts
’
managed distribution plan, the Trusts intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Trust
’
s Board, the trustees who are not “interested persons” of the
Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Trust
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Trust’s Manager as the valuation
designee for each

Trust. Each

Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Trust
’
s assets and liabilities:
•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask
(short positions) price.
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company ’ s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access;
•
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee
’
s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Commitments
: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of June 30, 2024, BDJ had outstanding commitments of $7,443,073. These commitments are not included in the net assets of BDJ as of June 30, 2024.
Securities Lending:
Certain

Trusts may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Trusts collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Trust is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Trust and any additional required collateral is delivered to the Trust, or excess collateral returned by the Trust, on the next business day. During the term of the loan, the Trusts are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Trust, except in the event of borrower default. The securities on loan, if any, are disclosed in the Trusts
’

Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral
on securities loaned, respectively.
Securities lending transactions are entered into by the Trusts under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

In the event that a borrower defaults, the Trusts, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Trusts can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Trusts
’
securities on loan by counterparty which are subject to offset under an MSLA:

Trust Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value (a)	Net Amount (b)
CII
SG Americas Securities LLC	$ 1,050,700	$ (1,050,700)	$ —	$ —
Toronto-Dominion Bank	1,370,304	(1,370,304)	—	—
	$ 2,421,004	$ (2,421,004)	$ —	$ —
BMEZ
BofA Securities, Inc.	$ 990,073	$ (990,073)	$ —	$ —
Citigroup Global Markets, Inc.	166,828	(163,079)	—	3,749
Goldman Sachs & Co. LLC	13,303,430	(13,303,430)	—	—
Jefferies LLC	1,233,720	(1,224,249)	—	9,471
Morgan Stanley	2,181,466	(2,181,466)	—	—
National Financial Services LLC	1,767,691	(1,762,312)	—	5,379
State Street Bank & Trust Co.	4,876,411	(4,876,411)	—	—
Toronto-Dominion Bank	4,109,958	(4,109,958)	—	—
	$ 28,629,577	$ (28,610,978)	$ —	$ 18,599
BME
Citigroup Global Markets, Inc.	$ 40,596	$ (40,596)	$ —	$ —
Morgan Stanley	467,313	(467,313)	—	—
National Financial Services LLC	54,990	(54,990)	—	—
State Street Bank & Trust Co.	56,878	(56,878)	—	—
Toronto-Dominion Bank	380,929	(380,929)	—	—
	$ 1,000,706	$ (1,000,706)	$ —	$ —
BIGZ
Barclays Capital, Inc.	$ 4,908,942	$ (4,908,942)	$ —	$ —
Citigroup Global Markets, Inc.	612,966	(598,124)	—	14,842
Morgan Stanley	17,597,745	(17,597,745)	—	—
National Financial Services LLC	616,577	(608,346)	—	8,231
State Street Bank & Trust Co.	1,576,142	(1,576,142)	—	—
	$ 25,312,372	$ (25,289,299)	$ —	$ 23,073
BSTZ
Barclays Capital, Inc.	$ 777,693	$ (777,693)	$ —	$ —
BofA Securities, Inc.	17,850	(17,477)	—	373
Citigroup Global Markets, Inc.	3,651,066	(3,651,066)	—	—
Goldman Sachs & Co. LLC	10,744,890	(10,560,285)	—	184,605
J.P. Morgan Securities LLC	8,726,674	(8,726,674)	—	—
Jefferies LLC	4,039,051	(4,039,051)	—	—
State Street Bank & Trust Co.	2,440,742	(2,440,742)	—	—
	$ 30,397,966	$ (30,212,988)	$ —	$ 184,978
BST
Goldman Sachs International	$ 522,813	$ (522,813)	$ —	$ —
Jefferies LLC	5,809,164	(5,809,164)	—	—
	$ 6,331,977	$ (6,331,977)	$ —	$ —
BUI
Barclays Capital, Inc.	$ 418,900	$ (418,900)	$ —	$ —
Goldman Sachs & Co. LLC	101,775	(101,775)	—	—
	$ 520,675	$ (520,675)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Trust is disclosed in the Trust’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to each Trust on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Trusts benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each

Trust could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Trusts.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Trust
’
s

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options:
The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Trust may, under certain circumstances, offset with the
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Trust

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each

Trust

bears the risk of loss

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

from counterparty non-performance. Likewise, to the extent the

Trusts

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty,  each

Trust

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, each Trust, except BCX, pays the Manager a monthly fee at the following annual rates:
Average weekly value of each Trust’s net assets:

	BGR	BDJ	BOE	BME
Investment advisory fees	1.20%	0.80%	1.00%	1.00%
Average daily value of each Trust’s net assets, plus the proceeds of any outstanding debt securities or borrowings for leverage:

CII
Investment advisory fees	0.85%
Average daily value of each Trust’s net assets:

	BGY	BUI
Investment advisory fees	1.00%	1.00%
Average daily value of each Trust’s managed assets:

	BMEZ	BIGZ	BSTZ	BST
Investment advisory fees	1.25%	1.25%	1.25%	1.00%
For such services, BCX pays the Manager a monthly fee at an annual rate equal to 1.00% of the sum of the average daily value of the net assets of the Trust (excluding the value of the Trust
’
s interest in the BCX Subsidiary, LLC (the "BCX Taxable Subsidiary"), which is a wholly-owned taxable subsidiary of BCX) and the average daily value of the net assets of its subsidiary, which fee is allocated pro rata between the Trust and the BCX Taxable Subsidiary based on the average daily value of their respective net assets
(excluding, in the case of the Trust, the value of the Trust
’
s interest in the BCX Taxable Subsidiary). The BCX Taxable Subsidiary had no net assets or activity during the period ended June 30, 2024.
For purposes of calculating these fees, “net assets” mean the total assets of BGR, CII, BDJ, BOE, BGY, BME, BCX and BUI minus the sum of its accrued liabilities.
For purposes of calculating these fees, “managed assets” are determined as total assets of BMEZ, BIGZ, BSTZ and BST (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to BDJ Taxable Subsidiary, BSTZ Taxable Subsidiary and BST Taxable Subsidiary. The Manager does not receive separate compensation from the BDJ Taxable Subsidiary, BSTZ Taxable Subsidiary or BST Taxable Subsidiary for providing investment management or administrative services. However, BDJ pays the Manager based on the Trust’s net assets, which includes the assets of the BDJ Taxable Subsidiary, and BSTZ and BST pay the Manager
based on the Trust
’
s managed assets, which includes the assets of the BSTZ Taxable Subsidiary and BST Taxable Subsidiary, respectively.
With respect to BGR, BOE, BGY, BCX and BUI, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of each Trust for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees:

BDJ, BME, BST and BUI have each entered into Distribution Agreements with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BDJ
’
s, BME’s, BST’s and BUI’s common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution
Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BDJ
’
s, BME’s, BST’s and BUI’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the six months ended June 30, 2024 amounted to $0, $0, $17,451 and $0 for each of BDJ, BME, BST and BUI, respectively.
Expense Limitations, Waivers and Reimbursements:

The Manager voluntarily agreed to waive a portion of the investment advisory fees on the following Trusts as a percentage of their average weekly net assets, as follows:

BGR	BOE
0.220%	0.175%
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

These voluntary waivers may be reduced or discontinued at any time without notice.
For the six months ended June 30, 2024, the investment advisory fees waived, which are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations, were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
BGR	$ 440,152
BOE	640,071
With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a

Trust. These amounts are included
in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
BGR	$ 2,127
CII	3,996
BDJ	10,807
BOE	2,512
BGY	2,734
BMEZ	12,883
BME	6,880
BIGZ	1,566
BCX	5,172
BSTZ	4,274
BST	2,319
BUI	2,672
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Trust
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts
’
Independent Trustees. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:

The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Trusts, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Trusts

are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Trusts bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each

Trust retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of CII, BDJ, BMEZ, BME, BIGZ and BST retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, each of CII, BDJ, BMEZ, BME, BIGZ and BST, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, each

of BGR, BOE, BGY, BCX, BSTZ and BUI retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, each

of BGR, BOE, BGY, BCX, BSTZ and BUI, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment expenses.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

The share of securities lending income earned by each Trust is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2024, each Trust paid BIM the following amounts for securities lending agent services:

Trust Name	Amounts
CII	$ 234
BDJ	92
BMEZ	11,399
BME	355
BIGZ	6,542
BCX	2,260
BSTZ	15,133
BST	2,897
BUI	464
Trustees and Officers:

Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts
’
Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:

During the period ended June 30, 2024, BDJ received a reimbursement of $3,800, from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7.

PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments,

excluding short-term securities, were as follows:

Trust Name	Purchases	Sales
BGR	$ 68,239,768	$ 78,772,784
CII	173,316,313	216,298,418
BDJ	371,835,100	487,486,794
BOE	203,198,171	232,146,647
BGY	148,194,276	170,053,411
BMEZ	260,278,302	383,175,723
BME	52,831,016	67,475,048
BIGZ	357,357,519	440,679,693
BCX	300,543,582	322,160,574
BSTZ	377,849,671	487,457,290
BST	98,020,705	194,451,366
BUI	92,719,311	112,031,906
8.
INCOME TAX INFORMATION
It is each

Trust
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts
’
financial statements.
As of December 31, 2023, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Trust Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Capital Losses	Qualified Late-Year Ordinary Losses
BGR	$ (216,932,775)	$ —	$ —
BOE	(25,380,164)	—	(8,053)
BGY	—	—	(50,826)
BMEZ	(42,780,406)	—	—
BIGZ	(1,900,736,865)	—	—
BCX	(226,104,461)	—	—
BSTZ	(42,767,288)	—	—
BST	—	—	(4,992)
BUI	—	(1,112,144)	(3,224)
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BGR	$ 281,619,882	$ 153,090,931	$ (23,922,625)	$ 129,168,306
CII	570,235,076	403,987,839	(20,021,032)	383,966,807
BDJ	1,416,094,746	373,821,185	(74,850,195)	298,970,990
BOE	598,337,591	176,244,988	(24,647,713)	151,597,275
BGY	508,920,626	148,685,796	(20,215,884)	128,469,912
BMEZ	1,865,740,919	373,252,635	(321,720,990)	51,531,645
BME	394,133,522	247,836,915	(21,408,692)	226,428,223
BIGZ	2,082,249,979	307,516,181	(452,418,647)	(144,902,466)
BCX	764,156,470	184,040,551	(60,050,797)	123,989,754
BSTZ	1,142,427,688	785,893,583	(148,407,088)	637,486,495
BST	735,777,984	781,956,190	(146,241,692)	635,714,498
BUI	359,612,495	155,436,203	(11,669,788)	143,766,415
9.
PRINCIPAL RISKS
In the normal course of business, the Trusts

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Trust to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.

BDJ
’
s, BME’s, BST’s and BUI’s prospectuses provide details of the risks to which each

Trust is subject.
The

Trusts

may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Illiquidity Risk:
 Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Trust may invest in illiquid investments. An illiquid investment is any investment that a

Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Trust may experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Trust’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Trust may lose value, regardless of the
individual results of the securities and other instruments in which a

Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust
’
s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:

The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

For OTC options purchased, each

Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each

Trust

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse.
While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default
(including the bankruptcy or insolvency).
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Sectors	Trust Name
Energy	BGR, BCX
Financials	BDJ
Health Care	BMEZ, BME
Information Technology	CII, BSTZ, BST
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain

Trusts

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain

Trusts

invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust
’
s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain

Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts
’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in
Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

10.

CAPITAL SHARE TRANSACTIONS
Each

Trust is authorized to issue an unlimited number of shares, with the exception of CII, all of which were initially classified as Common Shares. CII is authorized to issue
200 million Common Shares. The par value for each Trust’s Common Shares is $0.001, except for CII, which is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
BDJ, BME, BST and BUI have each filed a prospectus with the SEC allowing them to issue an additional 40,000,000, 4,000,000, 18,000,000 and 8,000,000 Common Shares,
respectively, through an equity Shelf Offering.
 Under the Shelf Offerings, BDJ, BME, BST and BUI, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 40,000,000, 3,332,695, 15,661,664 and 7,658,406 Common Shares, respectively, remain available for issuance under the Shelf Offerings. During the period ended
June 30, 2024, BDJ, BME, BST and BUI issued 0, 0, 236,917 and 0 shares, respectively, under the Trust
’
s respective current Shelf Offering and the Trust
’
s prior Shelf Offering.
See Additional Information — Shelf Offering Program for additional information.
Initial costs incurred by each of BDJ, BME, BST and BUI in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and
Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the
Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of shares issued through the Shelf Offering:

	Six Months Ended	Year Ended
Trust Name	06/30/24	12/31/23
BME	—	71,333
BST	236,917	1,266,090
BUI	—	167,658
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Trust Name	06/30/24	12/31/23
CII	—	14,818
BDJ	—	78,103
BME	—	12,112
BST	43,442	173,563
BUI	398	31,913
The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Trust may repurchase up to 5% of its outstanding common shares under the
Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares
in
any
particular amounts. For the six
months ended June 30, 2024, the Trusts did not repurchase any shares.
The total cost of the shares repurchased is reflected in the Trusts’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BGR
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	587,768	7,413,692

	BDJ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	359,086	2,735,878

	BOE
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	1,214,010	11,889,663

	BGY
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	2,473,793	13,143,239

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

	BMEZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	3,082,831	47,918,763

	BIGZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	5,247,265	37,872,639

	BCX
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ —
Year Ended December 31, 2023	3,155,189	29,812,008

	BSTZ
	Shares	Amounts
Six Months Ended June 30, 2024	—	$ 27,332
Year Ended December 31, 2023	2,006,073	34,325,597
On May 3, 2024, the Board approved each Trust’s adoption of a one-year discount management program (the “Program”) that is comprised of four 3-month measurement periods, expiring with the measurement period ending March 31, 2025, unless continued by the Board. Under the Program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. The
Board approved each Trust (excluding BST and BUI) offering to repurchase 2.5% of its outstanding common shares for the first measurement period, which began on April 1,
2024 and ended on June 30, 2024, as the discount trigger was met for each Trust other than BST and BUI. The results of the second, third and fourth measurement periods, and any action approved by the Board as a result, will be announced promptly after the end of each applicable measurement period. There is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular tender offer that is executed and there can be no assurances as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Trust, owned 5,000 Shares of BIGZ.
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
BGY is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Trust shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Trust paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Trust shareholders on their tax returns in prior years. The Trust has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts
’

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BGR	07/01/24	07/15/24	07/31/24	$ 0.065700
	08/01/24	08/15/24	08/30/24	0.065700
CII	07/01/24	07/15/24	07/31/24	0.099500
	08/01/24	08/15/24	08/30/24	0.099500
BDJ	07/01/24	07/15/24	07/31/24	0.056200
	08/01/24	08/15/24	08/30/24	0.056200
BOE	07/01/24	07/15/24	07/31/24	0.063000
	08/01/24	08/15/24	08/30/24	0.063000
BGY	07/01/24	07/15/24	07/31/24	0.033800
	08/01/24	08/15/24	08/30/24	0.033800
BMEZ	07/01/24	07/15/24	07/31/24	0.177410
	08/01/24	08/15/24	08/30/24	0.176410
BME	07/01/24	07/15/24	07/31/24	0.213000
	08/01/24	08/15/24	08/30/24	0.213000
BIGZ	07/01/24	07/15/24	07/31/24	0.088460
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
	08/01/24	08/15/24	08/30/24	$ 0.087630
BCX	07/01/24	07/15/24	07/31/24	0.051800
	08/01/24	08/15/24	08/30/24	0.051800
BSTZ	07/01/24	07/15/24	07/31/24	0.213100
	08/01/24	08/15/24	08/30/24	0.214050
BST	07/01/24	07/15/24	07/31/24	0.250000
	08/01/24	08/15/24	08/30/24	0.250000
BUI	07/01/24	07/15/24	07/31/24	0.121000
	08/01/24	08/15/24	08/30/24	0.121000
As a result of the discount trigger being met during the first measurement period under the discount management program, BGR, CII and BDJ each conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired. The tender offers expired on August 16, 2024 and the results of the tender offers were as follows:
BGR

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/17/24	08/19/24	7,466,508	27.2%	686,624	2.5%	$14.5824	$10,012,626

CII

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/17/24	08/19/24	5,850,437	13.3%	1,103,672	2.5%	$20.9524	$23,124,577

BDJ

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/17/24	08/19/24	22,908,137	12.3%	4,653,377	2.5%	$9.1826	$42,730,100

(a)	Date the tender offer period began.
As a result of the discount trigger being met during the first measurement period under the discount management program, BGY, BMEZ and BME each conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired. The tender offers expired on August 19, 2024 and the results of the tender offers were as follows:

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

BGY

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/18/24	08/20/24	33,752,225	33.7%	2,506,796	2.5%	$6.3014	$15,796,324

BMEZ

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/18/24	08/20/24	24,040,558	22.6%	2,662,856	2.5%	$17.6204	$46,920,588

BME

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/18/24	08/20/24	1,279,599	9.2%	348,599	2.5%	$44.4822	$15,506,450

(a)	Date the tender offer period began.
On July 19, 2024, BOE, BCX and BSTZ each commenced a tender offer for 2.5% of its outstanding common shares as a result of the discount trigger being met during the first measurement period under the discount management program. The tender offers expired on August 20, 2024 and the results are pending at the time of release of this report.
On July 22, 2024, BIGZ commenced a tender offer for 2.5% of its outstanding common shares as a result of the discount trigger being met during the first measurement period under the discount management program. The tender offer expired on August 21, 2024 and the results are pending at the time of release of this report.
Notes to Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Energy and Resources
Trust (“BGR”), BlackRock Enhanced Capital and Income Fund, Inc. (“CII”), BlackRock Enhanced Equity Dividend Trust (“BDJ”), BlackRock Enhanced Global Dividend Trust
(“BOE”), BlackRock Enhanced International Dividend Trust (“BGY”), BlackRock Health Sciences Trust (“BME”), BlackRock Health Sciences Term Trust (“BMEZ”), BlackRock
Innovation and Growth Term Trust (“BIGZ”), BlackRock Resources & Commodities Strategy Trust (“BCX”), BlackRock Science and Technology Trust (“BST”), BlackRock
Science and Technology Term Trust (“BSTZ”) and BlackRock Utilities, Infrastructure & Power Opportunities Trust (“BUI”) (collectively, the “Funds” and each, a “Fund”) met on
May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory
Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager, BlackRock International Limited (the “Sub-Advisor”) and each of BGR, BOE, BGY, BCX and
BUI.  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each
Fund on an annual basis. The Board members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services;
accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each
Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) the use of brokerage commissions and execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on
BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services

Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each
Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with BDJ’s, BME’s, BST’s and BUI’s equity shelf program, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing;
(iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to BGR, BOE, BGY, BCX, and BUI facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. The performance information is based on net asset value (“NAV”), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers
(for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BGR’s performance relative to BGR’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGR generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGR, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered CII’s performance relative to CII’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, CII generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for CII, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BDJ’s performance relative to BDJ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BDJ generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BDJ, and that
BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

The Board reviewed and considered BOE’s performance relative to BOE’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BOE generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BOE, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BGY’s performance relative to BGY’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGY generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGY, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BME’s performance relative to BME’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BME generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BME, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BMEZ’s performance relative to BMEZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BMEZ generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BMEZ, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BIGZ’s performance relative to BIGZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BIGZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BIGZ, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BIGZ’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BCX’s performance relative to BCX’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BCX generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BCX, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BST’s performance relative to BST’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BST generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BST, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BST’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BSTZ’s performance relative to BSTZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BSTZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BSTZ, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BSTZ’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BUI’s performance relative to BUI’s Performance Metrics. Based on an overall rating relative to the Performance metrics, BUI generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BUI, and that
BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BGR’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers. The Board and BlackRock agreed to a lower contractual advisory fee rate, and in connection determined to eliminate a voluntary advisory fee waiver. These changes were effective July 1, 2024.
The Board noted that CII’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.
The Board noted that BDJ’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BOE’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers. In addition, the Board noted that BlackRock had agreed to voluntarily waive a portion of the advisory fee payable by BOE. After discussion between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 17.5 basis points voluntary advisory fee waiver.
The Board noted that BGY’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BME’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BMEZ’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BIGZ’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BCX’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.
The Board noted that BST’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BSTZ’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BUI’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase.  The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each
Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of BDJ, BME, BST and BUI may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each BDJ’s, BME’s, BST’s and BUI’s assets will occur primarily through the appreciation of its investment portfolio.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
 In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements among the Manager, the Sub-Advisor and each of BGR, BOE, BGY, BCX and BUI for a one-year term ending
June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information

Proxy Results
The Annual Meeting of Shareholders of BMEZ (the “Meeting”) was held on June 25, 2024 for shareholders of record on April 3, 2024 to consider and vote on the election of three Class II Trustees and to consider and vote on a shareholder proposal submitted by an activist hedge fund to terminate the investment management agreement between
BMEZ and BlackRock Advisors, LLC. There were no broker non-votes.
The vote results in the election of Class II Trustees were as follows:

	R. Glenn Hubbard			W. Carl Kester			John M. Perlowski
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BMEZ	31,055,035	1,596,445	331,408	31,036,130	1,610,948	335,812	31,038,465	1,600,161	344,264

	Ilya Gurevich			Shavar Jeffries			David Locala
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BMEZ	25,739,407	1,801,719	164,768	25,736,809	1,804,261	164,825	27,046,353	494,717	164,825
No nominee received the required number of votes to be re-elected or elected to the Board of BMEZ. The vote standard to elect Board members is described in BMEZ
’
s most
recent proxy statement. R. Glenn Hubbard, W. Carl Kester and John M. Perlowski, incumbent Class II Trustees, will continue to serve as Class II Trustees until their successors have been duly elected and qualified.
The Trustees of BMEZ whose term of office continued after the Meeting because they were not up for election are Cynthia L. Egan, Robert Fairbairn, Lorenzo A. Flores, Stayce
D. Harris, J. Phillip Holloman, Catherine A. Lynch and Arthur P. Steinmetz.
The shareholder proposal to terminate the investment management agreement between BMEZ and BlackRock Advisors, LLC was not approved by shareholders:

	Votes For	Votes Against	Votes Abstain
BMEZ	27,539,204	32,510,095	639,480
The vote standard to approve the shareholder proposal is described in BMEZ
’
s most recent proxy statement.
The Annual Meeting of Shareholders of BIGZ (the “Meeting”) was held on June 25, 2024 for shareholders of record on April 3, 2024  to consider and vote on the election of four
Class I Trustees and three Class II Trustees and to consider and vote on a shareholder proposal submitted by an activist hedge fund to terminate the investment management agreement between BIGZ and BlackRock Advisors, LLC. There were no broker non-votes.
The vote results in the election of Class I Trustees were as follows:

	Cynthia L. Egan			Lorenzo A. Flores			Stayce D. Harris
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BIGZ	38,341,904	3,833,235	823,249	38,038,290	3,905,798	1,054,298	38,243,188	3,891,512	863,685

	Catherine A. Lynch			David Littlewood			David Locala
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BIGZ	38,311,498	3,795,618	891,275	58,615,477	16,786,631	194,485	74,580,130	824,566	191,797

	Athanassios Diplas			Alexander Vindman
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BIGZ	74,538,013	865,992	192,488	58,560,232	16,845,061	191,198
The vote results in the election of Class II Trustees were as follows:

	R. Glenn Hubbard			W. Carl Kester			John M. Perlowski
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BIGZ	38,086,316	3,858,382	1,047,546	38,000,063	3,891,148	1,101,033	38,065,240	3,841,507	1,085,496

	Ilya Gurevich			Shavar Jeffries			Jennifer Raab
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BIGZ	74,549,774	851,922	194,797	74,564,072	838,648	193,773	58,605,587	16,795,979	194,925
Additional Information

Additional Information
(continued)

No nominee received the required number of votes to be re-elected or elected to the Board of BIGZ. The vote standard to elect Board members is described in BIGZ
’
s most
recent proxy statement. Cynthia L. Egan, Lorenzo A. Flores, Stayce D. Harris, and Catherine A. Lynch, incumbent Class I Trustees, will continue to serve as Class I Trustees and R. Glenn Hubbard, W. Carl Kester and John M. Perlowski, incumbent Class II Trustees, will continue to serve as Class II Trustees until their successors have been duly elected and qualified.
The Trustees of BIGZ whose term of office continued after the Meeting because they were not up for election are Robert Fairbairn, J. Phillip Holloman and Arthur P. Steinmetz.
The shareholder proposal to terminate the investment management agreement between BIGZ and BlackRock Advisors, LLC was not approved by shareholders:

	Votes For	Votes Against	Votes Abstain
BIGZ	63,225,678	54,161,642	1,201,413
The vote standard to approve the shareholder proposal is described in BIGZ
’
s most recent proxy statement.
The Annual Meeting of Shareholders of BSTZ (the “Meeting”) was held on June 18, 2024 and adjourned to July 16, 2024 for shareholders of record on April 22, 2024 to consider and vote on the election of three Class II Trustees and to consider and vote on a shareholder proposal submitted by an activist hedge fund to terminate the investment management agreement between BSTZ and BlackRock Advisors, LLC. The Meeting was initially called for June 18, 2024, but adjourned to July 16, 2024 to seek additional shareholder participation. There were no broker non-votes.
The vote results in the election of Class II Trustees were as follows:

	R. Glenn Hubbard			W. Carl Kester			John M. Perlowski
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BSTZ	18,457,583	1,507,750	531,118	18,452,319	1,518,372	526,766	18,484,093	1,479,747	533,620

	David Locala			Athanassios Diplas			Alexander Vindman
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
BSTZ	17,758,098	581,706	76,087	17,738,852	589,659	87,380	16,985,835	1,342,504	75,527
No nominee received the required number of votes to be re-elected or elected to the Board of BSTZ. The vote standard to elect Board members is described in BSTZ
’
s most
recent proxy statement. R. Glenn Hubbard, W. Carl Kester and John M. Perlowski, incumbent Class II Trustees, will continue to serve as Class II Trustees until their successors have been duly elected and qualified.
The Trustees of BSTZ whose term of office continued after the Meeting because they were not up for election are Cynthia L. Egan, Robert Fairbairn, Lorenzo A. Flores, Stayce
D. Harris, J. Phillip Holloman, Catherine A. Lynch and Arthur P. Steinmetz.
The shareholder proposal to terminate the investment management agreement between BSTZ and BlackRock Advisors, LLC was not approved by shareholders:

	Votes For	Votes Against	Votes Abstain
BSTZ	12,150,260	26,050,196	715,440
The vote standard to approve the shareholder proposal is described in BSTZ
’
s most recent proxy statement.
Trust Certification
The Trusts

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Trusts
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts
’
exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts
’
long-term performance, there is no guarantee that such results will be achieved.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.

The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of each Trust and is reported in each Trust’s annual report to shareholders.
Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains
(“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
The Trusts, other than BDJ, BME, BST and BUI, do not make available copies of their Statements of Additional Information because the Trusts
’
shares, other than BDJ, BME,
BST and BUI, are not continuously offered, which means that the Statement of Additional Information of each Trust, other than BDJ, BME, BST and BUI, has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
BDJ
’
s, BME
’
s, BST
’
s and BUI
’
s Statements of Additional Information include additional information about the Board and are available, without charge upon request by calling (800)882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts
’
charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BDJ, BME, BST and BUI only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BDJ, BME, BST and BUI only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, including for BDJ, BME, BST and BUI only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Additional Information

Additional Information
(continued)

Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Trusts
’
Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts
’
portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BDJ, BME, BST and BUI may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BDJ, BME, BST and BUI may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BDJ
’
s, BME
’
s, BST
’
s and BUI
’
s
 net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BDJ, BME, BST and BUI to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
BDJ, BME, BST and BUI filed final prospectuses with the SEC in connection with its Shelf Offering on June 2, 2023, April 26, 2022, May 10, 2022 and March 10, 2022,
respectively. This report and the prospectuses of BDJ, BME, BST and BUI are not offers to sell BDJ, BME, BST and BUI Common Shares or solicitations of an offer to buy BDJ,
BME, BST and BUI Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BDJ, BME, BST and BUI contains important information about BDJ, BME, BST and BUI, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BDJ, BME,
BST and BUI carefully and in their entirety before investing. Copies of the final prospectuses for BDJ, BME, BST and BUI can be obtained from BlackRock at
blackrock.com
.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
(a)

Edinburgh, EH3 8BL

United Kingdom

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Trust and Service Providers (continued)

Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Distributor
BlackRock Investments, LLC
(b)

New York, NY 10001
(a)
For BGR, BOE, BGY, BCX and BUI.

(b)
For BDJ, BME, BST and BUI.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the Trusts
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
JSC	Joint Stock Company
LP	Limited Partnership
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor ’ s
SAB	Special Assessment Bonds

2024
BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEF-BK9-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

[1]	The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: August 23, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: August 23, 2024